UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

600 Lexington Avenue, 20th Floor
New York, NY 10022
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
600 Lexington Ave, 20th Floor
New York, NY 10022
 (Name and address of agent for service)

With a copy to:

Lisa Whittaker Global X Management Company LLC 600 Lexington Ave, 20th Floor New York, NY 10022	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1.   Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)
Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X Fertilizers/Potash ETF (ticker: SOIL)

Annual Report
October 31, 2018

Management Discussion of Fund Performance	1
Schedule of Investments
Global X Silver Miners ETF	13
Global X Gold Explorers ETF	15
Global X Copper Miners ETF	18
Global X Uranium ETF	21
Global X Lithium & Battery Tech ETF	25
Global X Fertilizers/Potash ETF	29
Statements of Assets and Liabilities	33
Statements of Operations	35
Statements of Changes in Net Assets	37
Financial Highlights	40
Notes to Financial Statements	41
Disclosure of Fund Expenses	58
Approval of Investment Advisory Agreement	60
Supplemental Information	65
Trustees and Officers of the Trust	66
Notice to Shareholders	68
Shareholder Voting Results	69

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

Global X Silver Miners ETF

The Global X Silver Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the silver mining industry, as defined by the index provider.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 27.40%, while the Underlying Index decreased 26.72%. The Fund had a net asset value of $31.96 per share on October 31, 2017 and ended the reporting period with a net asset value of $23.20 on October 31, 2018.
During the reporting period, the highest returns came from Primero Mining and SilverCrest Metals, which returned 227.35% and 57.67%, respectively. The worst performers were Volcan Compania Minera and Excellon Resources, which returned -61.97% and -57.35%, respectively.
Silver mining firms derive revenue from the price of silver and the amount that they produce. Given the high fixed costs associated with mining the precious metal, these firms can have earnings that are significantly leveraged to the spot price movements of silver. During the reporting period, silver prices fell, due to both falling investor sentiment and lower demand forecasts. In Q3 2018, spot prices fell 11% year-over-year. While silver production declined in the first half of 2018, investor concerns regarding the negative impact of the US-China tariff wars on global industrial activity and trade pulled silver prices down. Efficiency gains and the substitution of silver with cheaper base metal alternatives in solar panels also impacted prices. A stronger US dollar and rising interest rates in the US have also reduced investor preference for the metal given the opportunity cost of holding a non-yielding investment.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Silver Miners ETF	-27.40%	-27.86%	4.96%	4.84%	-8.89%	-9.00%	-6.40%	-6.46%
Solactive Global Silver Miners Total Return Index	-26.72%	-26.72%	5.73%	5.73%	-8.34%	-8.34%	-5.81%	-5.81%
MSCI ACWI Index	-0.52%	-0.52%	7.74%	7.74%	6.15%	6.15%	7.54%	7.54%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on April 19, 2010.
The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
1

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on previous page.

2

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

Global X Gold Explorers ETF

The Global X Gold Explorers ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers & Developers Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is a free float-adjusted, liquidity-tested and market capitalization-weighted index that is designed to measure broad-based equity market performance of global companies involved in gold exploration, as defined by the index provider.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 13.84%, while the Underlying Index decreased 13.24%. The Fund had a net asset value of $21.46 per share on October 31, 2017 and ended the reporting period with a net asset value of $18.49 on October 31, 2018.
During the reporting period, the highest returns came from Wesdome Gold Mines and Kirkland Lake Gold, which returned 107.84% and 67.58%, respectively. The worst performers were New Gold and Guyana Goldfields which returned -75.86% and -62.23%, respectively.
Gold explorers are firms with minimal amounts of gold production, that instead seek to profit on finding and securing mining rights to new gold deposits. Thus, the stock prices of these companies tend to be driven by both the price of gold and the firms’ ability to successfully find such deposits. During the reporting period, gold prices reversed its uptrend and started to decline in April 2018. In Q3 2018, spot prices fell by around 5% year-over-year. Over the first half of 2018, gold demand experienced the largest decline since 2009, both as a production input and as an investment asset. A stronger US dollar and the rising interest rates in the US made gold less appealing despite rising geopolitical tensions and bouts of volatility in equities. A strong US dollar also made the metal expensive for countries such as China, India and Turkey, reducing its physical demand. Supply, on the other hand, increased with higher-than-expected mine production in several countries.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Gold Explorers ETF	-13.84%	-14.49%	13.41%	12.65%	1.50%	1.08%	-15.81%	-15.83%
Hybrid Solactive Global Gold Explorers Total Return Index/Solactive Global Gold Explorers & Developers Total Return Transition Index/Solactive Global Gold Explorers & Developers Total Return Index**	-13.24%	-13.24%	14.12%	14.12%	2.15%	2.15%	-15.16%	-15.16%
MSCI EAFE Index	-6.85%	-6.85%	3.62%	3.62%	2.02%	2.02%	4.27%	4.27%

Growth of a $10,000 Investment
(at Net Asset Value)

3

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

*Fund commenced operations on November 3, 2010.
**Hybrid index performance reflects the performance of the Solactive Global Gold Explorers Total Return Index through November 30, 2016, the Solactive Global Gold Explorers & Developers Total Return Transition Index through April 30, 2017, and the Solactive Global Gold Explorers & Developers Total Return Index thereafter. This change was due to planned migration to the new Underlying Index, in an effort to provide broader exposure to the local market.
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

4

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

Global X Copper Miners ETF

The Global X Copper Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the copper mining industry, as defined by the index provider.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 23.12%, while the Underlying Index decreased 22.68%. The Fund had a net asset value of $25.61 per share on October 31, 2017 and ended the reporting period with a net asset value of $19.38 on October 31, 2018.
During the reporting period, the highest returns came from Nevsun Resources and SolGold, which returned 88.90% and 14.31%, respectively. The worst performers were Northern Dynasty Minerals and Taseko Mines, which returned -76.32% and -68.78%, respectively.
Copper mining firms derive revenue from both the price of copper and the amount that they produce. These firms incur high amounts of fixed costs in mining the metal, thus their earnings are significantly leveraged to the price movements of copper. In addition, many copper miners sell other metals and minerals that are a by-product of copper mining, and therefore can have exposure to the price movements of these materials as well. Demand for the metal is closely tied to economic activity, particularly real estate and infrastructure development, as copper is primarily used in industrial capacities such as electrical wiring and pipes. During the reporting period, copper spot prices fell around 4% year-over-year in Q3 2018. The metal was hit primarily by investor concerns surrounding US-China trade tensions, as China is the world’s largest consumer of copper. In addition, copper production remained strong as anticipation of a supply disruption due to a labor strike at the world’s leading copper mine in Chile did not materialize.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Copper Miners ETF	-23.12%	-23.50%	10.19%	9.31%	-6.83%	-6.82%	-7.13%	-7.13%
Solactive Global Copper Miners Total Return Index	-22.68%	-22.68%	11.17%	11.17%	-6.25%	-6.25%	-6.74%	-6.74%
MSCI EAFE Index	-6.85%	-6.85%	3.62%	3.62%	2.02%	2.02%	4.46%	4.46%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on April 19, 2010.
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

5

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on previous page.

6

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

Global X Uranium ETF

The Global X Uranium ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium & Nuclear Components Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the uranium industry, as defined by the index provider.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund increased 3.79%, while the Underlying Index increased 6.83%. The Fund had a net asset value of $11.88 per share on October 31, 2017 and ended the reporting period with a net asset value of $12.08 on October 31, 2018.
During the reporting period, the highest returns came from Paladin Energy and Energy Fuels, which returned 180.19% and 142.65%, respectively. The worst performers were Berkeley Energia and Power Metals, which returned -67.82% and -62.10%, respectively.
Uranium emerged as one of the strongest performing commodities over the reporting period. During this time frame, leading uranium producers that together control over one-third of the global uranium supply, engaged in steep production cuts, which helped push uranium prices higher. Additionally, the announcement by the U.S. government about an investigation into uranium imports threatening U.S. national security led to a rally in the U.S.-based uranium mining firms. Nuclear energy generation continues to be a favored source of electricity in Asian markets such as China, South Korea and India, which supports uranium demand. However some developed nations are working to move away from nuclear energy sources in favor of renewables like wind and solar. As of October 31, 2018, there are 452 nuclear reactors globally, and 56 new ones are under construction.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Uranium ETF	3.79%	2.65%	-3.27%	-3.32%	-13.29%	-13.65%	-21.38%	-21.47%
Hybrid Solactive Global Uranium Total Return Index/ Solactive Global Uranium & Nuclear Components Transition TR Index/Solactive Global Uranium & Nuclear Components Total Return Index**	6.83%	6.83%	-2.29%	-2.29%	-11.78%	-11.78%	-20.85%	-20.85%
MSCI EAFE Index	-6.85%	-6.85%	3.62%	3.62%	2.02%	2.02%	3.89%	3.89%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on November 4, 2010.

7

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

**Hybrid index performance reflects the performance of the Solactive Global Uranium Total Return Index through April 30, 2018, the Solactive Global Uranium & Nuclear Components Transition TR Index through July 31, 2018, and the Solactive Global Uranium & Nuclear Components Total Return Index thereafter. This change was due to planned migration to the new Underlying Index, in an effort to provide broader exposure to the local market.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on previous page.

8

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

Global X Lithium & Battery Tech ETF

The Global X Lithium & Battery Tech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by the index provider.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 20.01%, while the Underlying Index decreased 19.96%. The Fund had a net asset value of $39.14 per share on October 31, 2017 and ended the reporting period with a net asset value of $30.32 on October 31, 2018.
During the reporting period, the highest returns came from Lithium X Energy and Lithium Americas, which returned 25.74% and 16.97%, respectively. The worst performers were FDG Electric Vehicles and CBAK Energy Technology, which returned -77.46% and -68.33%, respectively.
The selloff in global lithium mining firms during the reporting period was in part due to lower reported lithium prices, as well as concerns over potential oversupply in the future. Lithium is an important input for lithium-ion batteries, which are critical to personal electronics, renewable energy storage, and electric vehicles. Given the rising popularity of each of these segments, many lithium producers are investing heavily in building new mine capacity to meet future expected demand. The market, however, reacted poorly to the additional capacity investment even though much of this capacity has yet to come online.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium & Battery Tech ETF	-20.01%	-20.35%	15.85%	15.52%	4.66%	4.51%	1.02%	0.99%
Solactive Global Lithium Index	-19.96%	-19.96%	16.09%	16.09%	5.41%	5.41%	1.63%	1.63%
MSCI ACWI Index	-0.52%	-0.52%	7.74%	7.74%	6.15%	6.15%	8.81%	8.81%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on July 22, 2010.
The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and

9

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on previous page.

10

Management Discussion of Fund Performance (unaudited)
Global X Fertilizers/Potash ETF

Global X Fertilizers/Potash ETF

The Global X Fertilizers/Potash ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Fertilizers/Potash Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to track the performance of the largest listed companies globally that are active in some aspect of the fertilizer/potash industry, as defined by the index provider.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 3.90%, while the Underlying Index decreased 3.28%. The Fund had a net asset value of $10.28 per share on October 31, 2017 and ended the reporting period with a net asset value of $9.81 on October 31, 2018.
During the reporting period, the highest returns came from Israel Corporation and ICL-Israel Chemicals, which returned 70.85% and 43.86%, respectively. The worst performers were Grupa Azoty Spolka Akcyjna and Gubre Fabrikalari, which returned -65.29% and -57.37%, respectively.
Potash spot prices remained generally flat during the reporting period, despite strong demand from emerging markets like Brazil, India, and China. The global fertilizer market continued to remain oversupplied, owing to new potash supplies coming on the market from previous investments. Global fertilizer application also remained constrained due to relatively weak crop prices. North America and Europe are the two major regions for potash and fertilizer production, while China, India, and Brazil are the key importers. This dynamic makes the industry sensitive to exchange rate fluctuations, trade policies, and emerging market growth rates.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Fertilizers/Potash ETF	-3.90%	-4.28%	1.92%	2.02%	-1.28%	-1.29%	-3.87%	-3.87%
Solactive Global Fertilizers/Potash Total Return Index	-3.28%	-3.28%	2.26%	2.26%	-0.95%	-0.95%	-3.55%	-3.55%
MSCI ACWI Index	-0.52%	-0.52%	7.74%	7.74%	6.15%	6.15%	7.13%	7.13%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on May 25, 2011.
The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

11

Management Discussion of Fund Performance (unaudited)
Global X Fertilizers/Potash ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on previous page.

12

 Schedule of Investments
 October 31, 2018

Global X Silver Miners ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.5%
CANADA— 18.3%
Materials — 18.3%
Americas Silver *	673,727	$1,344,119
Excellon Resources * (A)	484,113	269,105
First Majestic Silver * (A)	2,528,061	14,072,055
Fortuna Silver Mines *	2,615,360	9,957,586
Great Panther Silver *	977,599	640,194
MAG Silver *	1,233,464	8,885,261
Silvercorp Metals	2,653,535	5,799,083
SilverCrest Metals *	897,734	2,331,067
Tahoe Resources *	5,054,717	11,970,432
TOTAL CANADA		55,268,902
MEXICO— 5.0%
Materials — 5.0%
Industrias Penoles	907,134	12,824,673
Minera Frisco *	7,343,193	2,222,793
TOTAL MEXICO		15,047,466
PERU— 2.3%
Materials — 2.3%
Volcan Cia Minera SAA	36,672,836	6,753,946
SOUTH KOREA— 12.4%
Materials — 12.4%
Korea Zinc	112,702	37,483,268
UNITED KINGDOM— 22.1%
Materials — 22.1%
Fresnillo	1,325,761	14,375,130
Hochschild Mining	4,099,994	8,256,252
Polymetal International	4,759,244	44,039,259
TOTAL UNITED KINGDOM		66,670,641
UNITED STATES— 39.4%
Materials — 39.4%
Coeur d’Alene Mines *	2,618,680	12,517,290
Endeavour Silver * (A)	2,004,506	3,948,877
Hecla Mining	5,185,250	12,444,600
McEwen Mining (A)	4,220,400	8,271,984
Pan American Silver	2,033,511	29,851,941

The accompanying notes are an integral part of the financial statements.
13

 Schedule of Investments
 October 31, 2018

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
SSR Mining *	1,489,314	$14,580,384
Wheaton Precious Metals	2,266,504	37,238,661
TOTAL UNITED STATES		118,853,737
TOTAL COMMON STOCK
(Cost $399,576,212)		300,077,960

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $888,260)	888,260	888,260

REPURCHASE AGREEMENTS(B) — 4.2%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $2,818,338 (collateralized by U.S. Treasury Obligations, ranging in par value $971,579 - $1,829,424, 3.500%, 5/15/2020, with a total market value of $2,875,121)	$2,818,167	2,818,167
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $9,785,888 (collateralized by U.S. Treasury Obligations, ranging in par value $978,530 - $1,957,060, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $10,011,313)	9,785,301	9,785,301

TOTAL REPURCHASE AGREEMENTS
(Cost $12,603,468)		12,603,468
TOTAL INVESTMENTS — 104.0%
(Cost $413,067,940)		$313,569,688

Percentages are based on Net Assets of $301,515,436.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $12,350,997.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $13,491,728.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$300,077,960	$—	$—	$300,077,960
Short-Term Investment	888,260	—	—	888,260
Repurchase Agreements	—	12,603,468	—	12,603,468
Total Investments in Securities	$300,966,220	$12,603,468	$—	$313,569,688

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
14

 Schedule of Investments
 October 31, 2018

Global X Gold Explorers ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.3%
AUSTRALIA— 21.6%
Materials — 21.6%
Dacian Gold *	237,685	$402,619
Gold Road Resources *	861,093	424,160
Perseus Mining *	1,053,000	268,674
Ramelius Resources *	570,933	167,930
Regis Resources	492,069	1,471,746
Resolute Mining	858,480	632,788
Saracen Mineral Holdings *	967,086	1,679,290
Silver Lake Resources *	571,833	208,723
St. Barbara	507,305	1,495,743
Westgold Resources *	354,822	276,629
TOTAL AUSTRALIA		7,028,302
CANADA— 56.3%
Materials — 56.3%
Alacer Gold * (A)	345,846	566,205
Alamos Gold, Cl A	287,807	1,152,762
Argonaut Gold *	198,330	194,819
Asanko Gold *	198,058	152,323
B2Gold *	532,851	1,318,687
China Gold International Resources *	286,278	392,386
Continental Gold *	176,674	306,733
Dundee Precious Metals *	168,386	441,080
Eldorado Gold	942,098	631,293
Endeavour Mining *	74,418	1,144,108
Guyana Goldfields *	198,271	267,230
Kirkland Lake Gold	85,012	1,672,081
Lundin Gold *	52,100	185,668
New Gold *	678,358	542,376
Novo Resources * (A)	127,330	213,307
OceanaGold	509,124	1,469,317
Osisko Mining * (A)	179,618	365,186
Premier Gold Mines *	234,095	306,601
Pretium Resources *	212,977	1,712,573
Roxgold *	424,612	265,130
Sabina Gold & Silver *	274,926	299,367

The accompanying notes are an integral part of the financial statements.
15

 Schedule of Investments
 October 31, 2018

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
SEMAFO *	386,214	$846,980
SSR Mining *	142,143	1,396,265
Tahoe Resources *	363,413	860,624
Teranga Gold *	97,111	266,949
Torex Gold Resources *	100,549	918,014
Wesdome Gold Mines *	155,166	447,804
TOTAL CANADA		18,335,868
INDONESIA— 1.4%
Materials — 1.4%
Aneka Tambang	10,019,100	448,149
PERU— 1.8%
Materials — 1.8%
Hochschild Mining	294,643	593,329
TURKEY— 1.3%
Materials — 1.3%
Koza Altin Isletmeleri *	54,472	437,658
UNITED KINGDOM— 6.2%
Materials — 6.2%
Centamin	1,009,315	1,283,197
Highland Gold Mining (A)	308,641	570,644
SolGold *	318,601	160,801
TOTAL UNITED KINGDOM		2,014,642
UNITED STATES— 11.7%
Materials — 11.7%
Coeur d’Alene Mines *	233,651	1,116,852
Golden Star Resources *	89,531	314,254
McEwen Mining (A)	306,081	599,919
Novagold Resources *	274,455	1,106,053
Seabridge Gold * (A)	54,235	684,988
TOTAL UNITED STATES		3,822,066
TOTAL COMMON STOCK
(Cost $38,147,952)		32,680,014

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $102,992)	102,992	102,992

The accompanying notes are an integral part of the financial statements.
16

 Schedule of Investments
 October 31, 2018

Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS (B) — 4.5%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $326,780 (collateralized by U.S. Treasury Obligations, ranging in par value $112,652 - $212,117, 3.500%, 5/15/2020, with a total market value of $333,364)	$326,760	$326,760
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $1,134,651 (collateralized by U.S. Treasury Obligations, ranging in par value $113,458 - $226,917, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $1,160,788)	1,134,582	1,134,582

TOTAL REPURCHASE AGREEMENTS
(Cost $1,461,342)		1,461,342
TOTAL INVESTMENTS — 105.1%
(Cost $39,712,286)		$34,244,348

Percentages are based on Net Assets of $32,582,185.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $1,441,839.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $1,564,334.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,680,014	$—	$—	$32,680,014
Short-Term Investment	102,992	—	—	102,992
Repurchase Agreements	—	1,461,342	—	1,461,342
Total Investments in Securities	$32,783,006	$1,461,342	$—	$34,244,348

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
17

 Schedule of Investments
 October 31, 2018

Global X Copper Miners ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 7.6%
Materials — 7.6%
Metals X * (A)	1,032,094	$340,147
OZ Minerals	539,863	3,455,142
Sandfire Resources	308,133	1,452,293
TOTAL AUSTRALIA		5,247,582
CANADA— 27.7%
Materials — 27.7%
Altius Minerals	81,023	780,461
Capstone Mining *	704,034	262,689
ERO Copper *	97,587	735,665
First Quantum Minerals	331,990	3,321,796
HudBay Minerals, Cl B	542,092	2,134,107
Ivanhoe Mines, Cl A *	1,273,830	2,405,558
Katanga Mining * (A)	473,056	208,926
Lundin Mining	776,022	3,196,862
Nevsun Resources	597,611	2,662,116
Northern Dynasty Minerals * (A)	139,000	65,624
Taseko Mines *	432,131	296,149
Teck Resources, Cl B	145,282	3,010,183
TOTAL CANADA		19,080,136
HONG KONG— 13.8%
Materials — 13.8%
Jiangxi Copper, Cl H	2,382,429	2,625,735
Jinchuan Group International Resources * (A)	19,272,900	1,647,172
MMG *	4,405,100	1,652,039
Zijin Mining Group, Cl H	9,504,060	3,527,925
TOTAL HONG KONG		9,452,871
JAPAN— 0.7%
Materials — 0.7%
Nittetsu Mining	11,570	492,613
MEXICO— 4.3%
Materials — 4.3%
Grupo Mexico, Cl B	1,289,795	2,985,171

The accompanying notes are an integral part of the financial statements.
18

 Schedule of Investments
 October 31, 2018

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
POLAND— 5.1%
Materials — 5.1%
KGHM Polska Miedz *	153,242	$3,475,654
SWEDEN— 4.3%
Materials — 4.3%
Boliden	128,193	2,933,528
UNITED KINGDOM— 22.6%
Materials — 22.6%
Antofagasta	331,990	3,329,105
Central Asia Metals	332,419	921,699
Glencore	837,969	3,413,956
KAZ Minerals	535,094	3,547,101
SolGold * (A)	1,866,272	941,923
Vedanta ADR	306,872	3,418,554
TOTAL UNITED KINGDOM		15,572,338
UNITED STATES— 13.9%
Materials — 13.9%
Freeport-McMoRan Copper & Gold	279,625	3,257,631
Southern Copper	82,828	3,175,626
Turquoise Hill Resources *	1,844,231	3,153,635
TOTAL UNITED STATES		9,586,892
TOTAL COMMON STOCK
(Cost $86,826,661)		68,826,785

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $59,226)	59,226	59,226

REPURCHASE AGREEMENTS(B) — 1.2%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $187,916 (collateralized by U.S. Treasury Obligations, ranging in par value $64,781 - $121,979, 3.500%, 5/15/2020, with a total market value of $191,702)	$187,904	187,904
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $652,484 (collateralized by U.S. Treasury Obligations, ranging in par value $65,245 - $130,489, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $667,515)	652,445	652,445

TOTAL REPURCHASE AGREEMENTS
(Cost $840,349)		840,349
TOTAL INVESTMENTS — 101.3%
(Cost $87,726,236)		$69,726,360

Percentages are based on Net Assets of $68,797,819.

The accompanying notes are an integral part of the financial statements.
19

 Schedule of Investments
 October 31, 2018

Global X Copper Miners ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $854,502.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $899,575.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,826,785	$—	$—	$68,826,785
Short-Term Investment	59,226	—	—	59,226
Repurchase Agreements	—	840,349	—	840,349
Total Investments in Securities	$68,886,011	$840,349	$—	$69,726,360

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
20

 Schedule of Investments
 October 31, 2018

Global X Uranium ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 101.5%
AUSTRALIA— 6.0%
Energy — 1.5%
Berkeley Energia * (A)	5,561,602	$1,083,995
Energy Resources of Australia *	12,707,774	3,062,266
Peninsula Energy * (A)	3,983,788	621,174
		4,767,435
Financials — 4.1%
Macquarie Group	150,952	12,538,945
Materials — 0.4%
Altura Mining *	2,853,385	404,469
Greenland Minerals * (A)	13,795,689	850,662
		1,255,131
TOTAL AUSTRALIA		18,561,511
CANADA— 50.3%
Energy — 17.8%
Denison Mines *	18,936,259	11,968,091
Energy Fuels *	2,229,923	7,471,282
Fission Uranium * (A)	13,230,188	6,749,839
Mega Uranium * (A) (B)	27,070,500	2,576,670
NexGen Energy * (A)	12,436,935	25,569,941
Uex * (A)	4,590,205	664,107
		54,999,930
Financials — 6.7%
Uranium Participation *	5,988,108	20,701,321
Materials — 24.6%
Barrick Gold	955,693	11,993,947
Cameco	5,897,566	63,320,526
eCobalt Solutions * (A)	394,937	195,476

The accompanying notes are an integral part of the financial statements.
21

 Schedule of Investments
 October 31, 2018

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Power Metals *	2,391,802	$409,789
		75,919,738
Real Estate — 1.2%
Aecon Group	256,299	3,694,453
TOTAL CANADA		155,315,442
CHINA— 0.4%
Utilities — 0.4%
CGN Power, Cl H	5,059,586	1,161,729
HONG KONG— 4.0%
Industrials — 4.0%
CGN Mining	204,574,752	6,210,780
CNNC International *	17,379,415	6,074,393
TOTAL HONG KONG		12,285,173
JAPAN— 12.8%
Industrials — 12.8%
ITOCHU	753,730	13,991,975
Mitsubishi Heavy Industries	377,050	13,327,300
Sumitomo	813,050	12,344,701
TOTAL JAPAN		39,663,976
SOUTH AFRICA— 0.1%
Materials — 0.1%
Sibanye Gold	456,438	316,528
SOUTH KOREA— 17.7%
Industrials — 17.7%
Daewoo Engineering & Construction *	2,938,528	11,668,500
Doosan Heavy Industries & Construction	484,502	4,655,607
GS Engineering & Construction	349,902	12,819,454
Hyundai Engineering & Construction	304,028	12,205,942
KEPCO Engineering & Construction	37,635	606,030
Samsung C&T	135,185	12,871,373
TOTAL SOUTH KOREA		54,826,906
UNITED KINGDOM— 6.8%
Materials — 6.8%
BHP Billiton	531,499	10,610,557
Rio Tinto	216,152	10,504,761
TOTAL UNITED KINGDOM		21,115,318
UNITED STATES— 3.4%
Energy — 3.2%
Centrus Energy, Cl A * (B)	473,045	1,035,969
Uranium Energy * (A)	5,313,925	7,067,520

The accompanying notes are an integral part of the financial statements.
22

 Schedule of Investments
 October 31, 2018

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Energy — continued
Ur-Energy *	2,522,502	$1,690,076
		9,793,565
Industrials — 0.2%
Graham	22,024	542,011
TOTAL UNITED STATES		10,335,576
TOTAL COMMON STOCK
(Cost $349,386,291)		313,582,159

SHORT-TERM INVESTMENT(C)(D) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $1,156,082)	1,156,082	1,156,082

REPURCHASE AGREEMENTS(C) — 5.3%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $3,668,102 (collateralized by U.S. Treasury Obligations, ranging in par value $1,264,523 - $2,381,019, 3.500%, 5/15/2020, with a total market value of $3,742,006)	$3,667,879	3,667,879
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $12,736,455 (collateralized by U.S. Treasury Obligations, ranging in par value $1,273,569 - $2,547,138, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $13,029,848)	12,735,691	12,735,691

TOTAL REPURCHASE AGREEMENTS
(Cost $16,403,570)		16,403,570
TOTAL INVESTMENTS — 107.2%
(Cost $366,945,943)		$331,141,811

Percentages are based on Net Assets of $308,953,362.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $15,571,871.
(B)	Affiliated investment.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $17,559,652.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.
Cl — Class

The accompanying notes are an integral part of the financial statements.
23

 Schedule of Investments
 October 31, 2018

Global X Uranium ETF

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$313,582,159	$—	$—	$313,582,159
Short-Term Investment	1,156,082	—	—	1,156,082
Repurchase Agreements	—	16,403,570	—	16,403,570
Total Investments in Securities	$314,738,241	$16,403,570	$—	$331,141,811

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the year ended October 31, 2018 there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the year ended October 31, 2018:

Value At 10/31/2017	Purchases at Cost	Proceeds from Sales		Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Value at 10/31/2018	Dividend Income
Centrus Energy, Cl A
$2,647,353	—	$	(561,608)	$(253,181)	$	(796,595)	$1 ,035,969	$—
Mega Uranium
3,684,773	2,403,437		(2,318,278)	229,240		(1,422,502)	2,576,670	—
Totals:
$6,332,126	$2 ,403,437	$	(2,879,886)	$(23,941)	$	(2,219,097)	$3,612,639	$—

The accompanying notes are an integral part of the financial statements.
24

 Schedule of Investments
 October 31, 2018

Global X Lithium & Battery Tech ETF

Sector Weightings (unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 8.1%
Materials — 8.1%
Altura Mining * (A)	33,999,016	$4,819,377
Galaxy Resources * (A)	10,125,196	15,716,003
Global Geoscience *	6,109,903	995,994
Kidman Resources *	4,947,526	3,506,571
Lithium Australia NL * (A)	7,995,548	538,352
Neometals	13,243,186	2,158,812
Orocobre *	5,145,558	12,144,265
Pilbara Minerals * (A)	36,551,420	20,336,136
TOTAL AUSTRALIA		60,215,510
CANADA— 2.0%
Energy — 0.2%
Standard Lithium *	1,043,034	1,080,165
Materials — 1.8%
Advantage Lithium *	1,021,737	466,813
Lithium Americas * (A)	990,720	3,394,814
Millennial Lithium * (A)	1,049,682	1,278,882
Nemaska Lithium * (A)	14,334,089	7,858,781
Neo Lithium * (A)	592,643	455,792
		13,455,082
TOTAL CANADA		14,535,247
CHILE— 9.6%
Materials — 9.6%
Sociedad Quimica y Minera de Chile ADR (A)	1,620,430	70,991,038
FRANCE— 0.1%
Industrials — 0.1%
Blue Solutions *	27,477	498,127

The accompanying notes are an integral part of the financial statements.
25

 Schedule of Investments
 October 31, 2018

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 1.2%
Industrials — 1.2%
Varta *	244,054	$7,692,967
Voltabox *	55,075	995,328
TOTAL GERMANY		8,688,295
HONG KONG— 5.6%
Consumer Discretionary — 5.4%
BYD, Cl H (A)	5,546,538	35,942,053
FDG Electric Vehicles *	409,145,400	4,018,700
		39,960,753
Consumer Staples — 0.1%
Coslight Technology International Group *	3,686,873	926,492
Industrials — 0.1%
Honbridge Holdings *	3,864,000	409,102
TOTAL HONG KONG		41,296,347
JAPAN— 9.8%
Consumer Discretionary — 4.7%
Panasonic	3,174,420	35,146,319
Industrials — 4.5%
GS Yuasa	1,608,958	33,075,917
Materials — 0.6%
W-Scope	445,300	4,423,209
TOTAL JAPAN		72,645,445
SOUTH KOREA— 12.4%
Information Technology — 7.1%
L&F	354,497	11,059,075
Samsung SDI	200,223	41,378,190
		52,437,265
Materials — 5.3%
LG Chemical	127,824	38,923,196
TOTAL SOUTH KOREA		91,360,461
SWITZERLAND— 0.2%
Industrials — 0.2%
Leclanche * (A)	872,215	1,638,817
TAIWAN— 4.7%
Industrials — 0.6%
Advanced Lithium Electrochemistry Cayman *	3,905,029	1,754,190
Changs Ascending Enterprise *	1,141,951	1,319,353
SYNergy ScienTech	1,014,900	975,771
		4,049,314

The accompanying notes are an integral part of the financial statements.
26

 Schedule of Investments
 October 31, 2018

Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — 4.1%
Dynapack International Technology	4,308,100	$5,402,006
Simplo Technology	4,327,680	25,104,824
		30,506,830
TOTAL TAIWAN		34,556,144
UNITED KINGDOM— 0.1%
Materials — 0.1%
Bacanora Lithium * (A)	2,259,977	1,039,561
UNITED STATES— 45.9%
Consumer Discretionary — 6.0%
Tesla *	130,330	43,962,915
Industrials — 4.9%
EnerSys	428,077	34,062,087
Highpower International *	230,125	506,275
Ultralife *	280,264	1,897,387
		36,465,749
Information Technology — 0.0%
CBAK Energy Technology *	501,724	285,983
Materials — 35.0%
Albemarle	1,368,489	135,781,479
FMC	1,576,302	123,077,660
		258,859,139
TOTAL UNITED STATES		339,573,786
TOTAL COMMON STOCK
(Cost $865,746,070)		737,038,778

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $5,205,165)	5,205,165	5,205,165

REPURCHASE AGREEMENTS(B) — 10.0%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $16,515,331 (collateralized by U.S. Treasury Obligations, ranging in par value $5,693,410 - $10,720,342, 3.500%, 5/15/2020, with a total market value of $16,848,079)	$16,514,327	16,514,327
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $57,344,852 (collateralized by U.S. Treasury Obligations, ranging in par value $5,734,141 - $11,468,282, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $58,665,831)	57,341,411	57,341,411

TOTAL REPURCHASE AGREEMENTS
(Cost $73,855,738)		73,855,738
TOTAL INVESTMENTS — 110.4%
(Cost $944,806,973)		$816,099,681

The accompanying notes are an integral part of the financial statements.
27

 Schedule of Investments
 October 31, 2018

Global X Lithium & Battery Tech ETF

Percentages are based on Net Assets of $739,153,036.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $57,371,171.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $79,060,903.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$737,038,778	$—	$—	$737,038,778
Short-Term Investment	5,205,165	—	—	5,205,165
Repurchase Agreements	—	73,855,738	—	73,855,738
Total Investments in Securities	$742,243,943	$73,855,738	$—	$816,099,681

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the year ended October 31, 2018 there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
28

 Schedule of Investments
 October 31, 2018

Global X Fertilizers/Potash ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.1%
AUSTRALIA— 8.4%
Materials — 8.4%
Incitec Pivot	267,721	$740,017
Nufarm	102,923	415,797
TOTAL AUSTRALIA		1,155,814
BELGIUM— 2.9%
Materials — 2.9%
Tessenderlo Group *	11,253	396,533
CANADA— 5.4%
Materials — 5.4%
Nutrien	13,913	738,319
CHILE— 4.0%
Materials — 4.0%
Sociedad Quimica y Minera de Chile ADR	12,401	543,288
EGYPT— 0.1%
Materials — 0.1%
Egyptian Chemical Industries KIMA *	28,654	8,228
GERMANY— 3.2%
Materials — 3.2%
K&S	23,882	445,672
HONG KONG— 2.7%
Materials — 2.7%
China BlueChemical	828,301	283,165
Sinofert Holdings	795,865	89,339
TOTAL HONG KONG		372,504
ISRAEL— 10.1%
Materials — 10.1%
Israel Chemicals	155,889	898,764
The Israel Corp	1,690	494,441
TOTAL ISRAEL		1,393,205
MALAYSIA— 5.4%
Materials — 5.4%
Petronas Chemicals Group	332,500	742,950

The accompanying notes are an integral part of the financial statements.
29

 Schedule of Investments
 October 31, 2018

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS— 5.3%
Materials — 5.3%
OCI *	25,719	$732,606
NORWAY— 5.2%
Materials — 5.2%
Yara International	16,612	716,860
POLAND— 1.1%
Materials — 1.1%
Grupa Azoty	21,882	147,954
RUSSIA— 4.9%
Materials — 4.9%
PhosAgro PJSC GDR	51,543	675,213
SINGAPORE— 5.1%
Consumer Staples — 5.1%
Wilmar International	305,600	697,354
SOUTH AFRICA— 1.5%
Materials — 1.5%
Omnia Holdings	25,720	202,398
SOUTH KOREA— 1.4%
Materials — 1.4%
KG Chemical	3,380	52,500
Namhae Chemical	7,700	67,908
Unid	1,960	69,229
TOTAL SOUTH KOREA		189,637
TAIWAN— 3.5%
Materials — 3.5%
All Cosmos Bio-Tech Holding	13,800	29,524
Taiwan Fertilizer	334,097	453,481
TOTAL TAIWAN		483,005
TURKEY— 0.1%
Materials — 0.1%
Gubre Fabrikalari	35,455	18,793
UNITED KINGDOM— 3.4%
Materials — 3.4%
Sirius Minerals *	1,569,900	462,166
UNITED STATES— 25.4%
Industrials — 4.5%
SiteOne Landscape Supply *	9,037	614,877

The accompanying notes are an integral part of the financial statements.
30

 Schedule of Investments
 October 31, 2018

Global X Fertilizers/Potash ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 20.8%
CF Industries Holdings	17,623	$846,433
Compass Minerals International	10,360	502,564
Intrepid Potash *	42,865	169,317
Mosaic	25,725	795,931
Rentech Escrow Shares *(A)(B)(C)	7,168	—
Scotts Miracle-Gro, Cl A	8,288	553,141
		2,867,386
TOTAL UNITED STATES		3,482,263
TOTAL COMMON STOCK
(Cost $14,390,146)		13,604,762

U.S. TREASURY OBLIGATION — 3.6%
United States Treasury Bill
2.128%, 11/23/18(D)
(Cost $499,351)	$500,000	499,343

MASTER LIMITED PARTNERSHIP — 1.0%
UNITED STATES— 1.0%
Materials — 1.0%
CVR Partners
(Cost $222,456)	33,401	134,940
TOTAL INVESTMENTS — 103.7%
(Cost $15,111,953)		$14,239,045

Percentages are based on Net Assets of $13,735,871.

*	Non-income producing security.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2018, was $0 and represents –% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of October 31, 2018 was $0 and represented –% of Net Assets.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Amounts designated as “—“ are $0 or have been rounded to $0.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.
31

 Schedule of Investments
 October 31, 2018

Global X Fertilizers/Potash ETF

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$13,604,762	$—	$—	(2)	$13,604,762
U.S. Treasury Obligation	—	499,343	—		499,343
Master Limited Partnership	134,940	—	—		134,940
Total Investments in Securities	$13,739,702	$499,343	$—		$14,239,045

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets.
Management has concluded that Level 3 investments are not material in relation to Net Assets.
(2) Amounts designated as “—“ are $0 or have been rounded to $0.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.
32

Statements of Assets and Liabilities
October 31, 2018

	Global X Silver Miners ETF		Global X Gold Explorers ETF		Global X Copper Miners ETF
Assets:
Cost of Investments	$400,464,472		$38,250,944		$86,885,887
Cost of Repurchase Agreements	12,603,468		1,461,342		840,349
Cost of Foreign Currency	112,786		—		6
Investments, at Value	$300,966,220	*	$32,783,006	*	$68,886,011	*
Repurchase Agreements, at Value	12,603,468		1,461,342		840,349
Cash	2,855,883		95,358		102,932
Foreign Currency, at Value	112,675		—		10
Receivable for Investment Securities Sold	21,123,891		2,044,669		3,953,301
Dividend and Interest Receivable	28,340		2,834		27,678
Reclaim Receivable	6,247		—		—
Unrealized Appreciation on Spot Contracts	—		—		228
Total Assets	337,696,724		36,387,209		73,810,509
Liabilities:
Obligation to Return Securities Lending Collateral	13,491,728		1,564,334		899,575
Payable for Investment Securities Purchased	18,958,730		2,115,761		4,071,754
Payable for Capital Shares Redeemed	3,540,516		—		—
Payable due to Investment Adviser	182,868		18,835		41,361
Unrealized Depreciation on Spot Contracts	7,446		468		—
Cash Overdraft	—		105,626		—
Total Liabilities	36,181,288		3,805,024		5,012,690
Net Assets	$301,515,436		$32,582,185		$68,797,819
Net Assets Consist of:
Paid-in Capital	$731,374,833		$104,274,062		$115,471,573
Total distributable loss	(429,859,397)		(71,691,877)		(46,673,754)
Net Assets	$301,515,436		$32,582,185		$68,797,819
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,997,318		1,762,054		3,549,374
Net Asset Value, Offering and Redemption Price Per Share	$23.20		$18.49		$19.38
*Includes Market Value of Securities on Loan	$12,350,997		$1,441,839		$854,502

The accompanying notes are an integral part of the financial statements.
33

Statements of Assets and Liabilities
October 31, 2018

	Global X Uranium ETF		Global X Lithium & Battery Tech ETF		Global X Fertilizers/Potash ETF
Assets:
Cost of Investments	$344,095,622		$870,951,235		$15,111,953
Cost of Repurchase Agreements	16,403,570		73,855,738		—
Cost of Affiliated Investments	6,446,751		—		—
Cost of Foreign Currency	9,200		993,339		49

Investments, at Value	$311,125,602	*	$742,243,943	*	$14,239,045
Repurchase Agreements, at Value	16,403,570		73,855,738		—
Affiliated Investments, at Value	3,612,639		—		—
Cash	—		1,500,225		—
Foreign Currency, at Value	9,214		993,340		51
Dividend and Interest Receivable	698,985		992,982		12,915
Receivable for Investment Securities Sold	13,474		47,506,552		—
Reclaim Receivable	—		—		13,995
Total Assets	331,863,484		867,092,780		14,266,006
Liabilities:
Obligation to Return Securities Lending Collateral	17,559,652		79,060,903		—
Cash Overdraft	5,138,416		—		521,409
Payable due to Investment Adviser	191,715		501,908		8,439
Payable for Investment Securities Purchased	20,331		42,418,063		—
Unrealized Depreciation on Spot Contracts	8		5,936		—
Payable for Capital Shares Redeemed	—		5,952,934		—
Due to Broker	—		—		287
Total Liabilities	22,910,122		127,939,744		530,135
Net Assets	$308,953,362		$739,153,036		$13,735,871
Net Assets Consist of:
Paid-in Capital	$794,720,784		$950,059,161		$23,135,914
Total distributable loss	(485,767,422)		(210,906,125)		(9,400,043)
Net Assets	$308,953,362		$739,153,036		$13,735,871

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	25,581,666		24,374,628		1,400,000
Net Asset Value, Offering and Redemption Price Per Share	$12.08		$30.32		$9.81
*Includes Market Value of Securities on Loan	$15,571,871		$57,371,171		$—

The accompanying notes are an integral part of the financial statements.
34

Statements of Operations
For the year ended October 31, 2018

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$7,006,435	$362,145	$1,825,746
Interest Income	5,238	484	889
Security Lending Income	216,409	35,837	88,014
Less: Foreign Taxes Withheld	(384,598)	(6,982)	(57,429)
Total Investment Income	6,843,484	391,484	1,857,220
Supervision and Administration Fees(1)	2,533,763	278,438	504,981
Custodian Fees(2)	8,497	822	917
Total Expenses	2,542,260	279,260	505,898
Net Investment Income	4,301,224	112,224	1,351,322
Net Realized Gain (Loss) on:
Investments(3)	(42,348,576)	1,938,777	(1,349,489)
Foreign Currency Transactions	(30,824)	(2,434)	(11,858)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(42,379,400)	1,936,343	(1,361,347)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(81,303,747)	(7,289,944)	(21,695,839)
Foreign Currency Translations	15,082	670	(10,340)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(81,288,665)	(7,289,274)	(21,706,179)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(123,668,065)	(5,352,931)	(23,067,526)
Net Decrease in Net Assets Resulting from Operations	$(119,366,841)	$(5,240,707)	$(21,716,204)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
35

Statements of Operations
For the year ended October 31, 2018

	Global X Uranium ETF	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Investment Income:
Dividend Income	$2,465,116	$12,426,701	$361,936
Interest Income	24,058	14,360	139
Security Lending Income	992,765	5,901,639	—
Less: Foreign Taxes Withheld	(253,028)	(1,718,415)	(41,610)
Total Investment Income	3,228,911	16,624,285	320,465
Supervision and Administration Fees(1)	2,416,268	7,295,376	105,718
Custodian Fees(2)	104,929	7,563	222
Total Expenses	2,521,197	7,302,939	105,940
Net Investment Income	707,714	9,321,346	214,525
Net Realized Gain (Loss) on:
Investments(3)	(97,058,728)	30,595,659	(854,692)
Affiliated Investments	(2,219,097)	—	—
Foreign Currency Transactions	(102,868)	(1,755)	493
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(99,380,693)	30,593,904	(854,199)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	88,155,209	(270,557,972)	107,970
Affiliated Investments	(23,941)	—	—
Foreign Currency Translations	999	(5,825)	23
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	88,132,267	(270,563,797)	107,993
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(11,248,426)	(239,969,893)	(746,206)
Net Decrease in Net Assets Resulting from Operations	$(10,540,712)	$(230,648,547)	$(531,681)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
36

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$4,301,224	$1,981,511	$112,224	$144,860
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(42,379,400)	(21,599,973)	1,936,343	(989,916)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(81,288,665)	(62,697,050)	(7,289,274)	(10,310,736)
Net Decrease in Net Assets Resulting from Operations	(119,366,841)	(82,315,512)	(5,240,707)	(11,155,792)
Distributions(2)	(82,106)	(9,132,632)	—	(15,400,105)
Return of Capital	—	(91,018)	—	—
Capital Share Transactions:
Issued	95,494,629	137,114,616	2,224,834	4,463,722
Redeemed	(53,186,658)	(46,536,334)	(8,657,732)	(5,726,129)
Increase (Decrease) in Net Assets from Capital Share Transactions	42,307,971	90,578,282	(6,432,898)	(1,262,407)
Total Decrease in Net Assets	(77,140,976)	(960,880)	(11,673,605)	(27,818,304)
Net Assets:
Beginning of Year	378,656,412	379,617,292	44,255,790	72,074,094
End of Year	$301,515,436	$378,656,412 *	$32,582,185	$44,255,790 †
Share Transactions:
Issued	3,200,000	3,850,000	100,000	200,000
Redeemed	(2,050,000)	(1,350,000)	(400,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,150,000	2,500,000	(300,000)	—

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (see Note 10 in Notes to Financial Statements.)

*	Includes distributions in excess of net investment income of $(3,389,457), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes distributions in excess of net investment income of $(3,848,873), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.
37

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$1,351,322	$390,283	$707,714	$2,826,704
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(1,361,347)	965,461	(99,380,693)	(37,977,067)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(21,706,179)	8,358,892	88,132,267	(10,324,873)
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,716,204)	9,714,636	(10,540,712)	(45,475,236)
Distributions(2)	(1,070,604)	(232,862)	(7,648,887)	(9,254,190)
Capital Share Transactions:
Issued	44,228,816	52,074,785	147,193,185	220,075,566
Redeemed	(19,211,631)	(20,492,970)	(56,268,430)	(31,564,623)
Increase in Net Assets from Capital Share Transactions	25,017,185	31,581,815	90,924,755	188,510,943
Total Increase in Net Assets	2,230,377	41,063,589	72,735,156	133,781,517
Net Assets:
Beginning of Year	66,567,442	25,503,853	236,218,206	102,436,689
End of Year	$68,797,819	$66,567,442 *	$308,953,362	$236,218,206 †
Share Transactions:
Issued	1,800,000	2,100,000	10,050,000	13,800,000
Redeemed	(850,000)	(950,000)	(4,350,000)	(2,400,000)
Net Increase in Shares Outstanding from Share Transactions	950,000	1,150,000	5,700,000	11,400,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (see Note 10 in Notes to Financial Statements.)

*	Includes undistributed net investment income of $510,601, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes distributions in excess of net investment income of $(2,023,138), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.
38

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X Fertilizers/ Potash ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$9,321,346	$2,770,612	$214,525	$201,848
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	30,593,904	6,323,958	(854,199)	(967,706)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(270,563,797)	142,518,704	107,993	3,596,533
Net Increase (Decrease) in Net Assets Resulting from Operations	(230,648,547)	151,613,274	(531,681)	2,830,675
Distributions(2)	(34,929,753)	(2,450,314)	(111,375)	(403,740)
Capital Share Transactions:
Issued	342,061,242	717,180,556	1,546,406	2,812,869
Redeemed	(287,400,731)	(28,576,935)	(2,585,054)	(946,901)
Increase (Decrease) in Net Assets from Capital Share Transactions	54,660,511	688,603,621	(1,038,648)	1,865,968
Total Increase (Decrease) in Net Assets	(210,917,789)	837,766,581	(1,681,704)	4,292,903
Net Assets:
Beginning of Year	950,070,825	112,304,244	15,417,575	11,124,672
End of Year	$739,153,036	$950,070,825 *	$13,735,871	$15,417,575 †
Share Transactions:
Issued	8,750,000	20,500,000	150,000	300,000
Redeemed	(8,650,000)	(900,000)	(250,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	19,600,000	(100,000)	200,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (see Note 10 in Notes to Financial Statements.)

*	Includes undistributed net investment income of $1,268,358, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes distributions in excess of net investment income of $(6,886), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.
39

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Silver Miners ETF
2018	31.96	0.32		(9.07)	(8.75)	(0.01)	—	(0.01)	23.20	(27.40)	301,515	0.65	1.10		25.71
2017	40.61	0.20		(7.78)	(7.58)	(1.06)	(0.01)	(1.07)	31.96	(18.61)	378,656	0.65	0.56		24.46
2016	20.83	0.05		19.80	19.85	(0.07)	—	(0.07)	40.61	95.69	379,617	0.65	0.17		27.45
2015(1)	26.16	0.06		(5.37)	(5.31)	(0.02)	—	(0.02)	20.83	(20.35)	143,756	0.65	0.22		26.75
2014(1)	38.64	0.09		(12.35)	(12.26)	(0.22)	—	(0.22)	26.16	(31.85)	170,965	0.65	0.24		24.23
Global X Gold Explorers ETF
2018	21.46	0.06		(3.03)	(2.97)	—	—	—	18.49	(13.84)	32,582	0.65	0.26		20.31
2017	34.95	0.07		(5.51)	(5.44)	(8.05)	—	(8.05)	21.46	(13.61)	44,256	0.66	0.31		84.00
2016	19.89	(0.06)		17.04	16.98	(1.92)	—	(1.92)	34.95	95.95	72,074	0.66	(0.22)		17.06
2015(2)	19.28	0.14		0.50	0.64	(0.03)	—	(0.03)	19.89	3.36	29,093	0.65	0.70		57.53
2014(2)	26.96	0.01		(7.69)	(7.68)	—	—	—	19.28	28.49	27,714	0.65	0.02		29.94
Global X Copper Miners ETF
2018	25.61	0.43		(6.23)	(5.80)	(0.43)	—	(0.43)	19.38	(23.12)	68,798	0.65	1.74		17.00
2017	17.60	0.20		7.93	8.13	(0.12)	—	(0.12)	25.61	46.38	66,567	0.65	0.89		43.58
2016	14.98	0.07		2.69	2.76	(0.14)	—	(0.14)	17.60	18.88	25,504	0.65	0.57		34.73
2015(1)	24.96	0.21		(9.68)	(9.47)	(0.51)	—	(0.51)	14.98	(38.64)	18,979	0.65	1.07		29.72
2014(1)	29.40	0.45		(4.69)	(4.24)	(0.20)	—	(0.20)	24.96	(14.49)	27,053	0.65	1.59		15.77
Global X Uranium ETF
2018	11.88	0.03		0.48	0.51	(0.31)	—	(0.31)	12.08	3.79	308,953	0.72	0.20		54.06
2017	12.08	0.16		0.58	0.74	(0.94)	—	(0.94)	11.88	5.75	236,218	0.69	1.16		11.95
2016	14.94	0.09		(2.68)	(2.59)	(0.27)	—	(0.27)	12.08	(17.53)	102,437	0.70	0.71		14.48
2015(2)	23.26	0.15		(7.50)	(7.35)	(0.97)	—	(0.97)	14.94	(33.01)	142,056	0.69	0.74		22.37
2014(2)	28.94	0.09		(5.60)	(5.51)	(0.17)	—	(0.17)	23.26	(19.18)	212,357	0.69	0.30		20.90
Global X Lithium & Battery Tech ETF
2018	39.14	0.33		(7.89)	(7.56)	(1.26)	—	(1.26)	30.32	(20.01)	739,153	0.75	0.96		16.48
2017	24.02	0.33		15.31	15.64	(0.52)	—	(0.52)	39.14	66.46	950,071	0.75	1.02		68.13
2016	20.62	0.27		3.18	3.45	(0.05)	—	(0.05)	24.02	16.76	112,304	0.76	1.21		44.90
2015(2)	24.00	0.08		(3.22)	(3.14)	(0.24)	—	(0.24)	20.62	(13.18)	40,731	0.75	0.35		31.14
2014(2)	25.88	0.20		(2.00)	(1.80)	(0.08)	—	(0.08)	24.00	(6.97)	50,389	0.75	0.75		43.37
Global X Fertilizers/Potash ETF
2018	10.28	0.15		(0.55)	(0.40)	(0.07)	—	(0.07)	9.81	(3.90)	13,736	0.69	1.40		28.17
2017	8.56	0.14		1.87	2.01	(0.29)	—	(0.29)	10.28	23.99	15,418	0.69	1.46		23.56
2016	9.98	0.18	‡‡	(1.27)	(1.09)	(0.33)	—	(0.33)	8.56	(11.15)	11,125	0.69	2.00	‡‡	25.38
2015	10.87	0.33		(0.97)	(0.64)	(0.25)	—	(0.25)	9.98	(6.01)	11,483	0.69	2.97		30.64
2014	11.73	0.23		(0.90)	(0.67)	(0.19)	—	(0.19)	10.87	(5.79)	15,761	0.69	1.98		18.79
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
(2)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
*	Per share data calculated using average shares method.
**
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡‡
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships,which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income thatdiffered from amounts previously estimated.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
40

Notes to Financial Statements
October 31, 2018

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2018, the Trust had ninety-seven portfolios, fifty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF (the “Funds”). Each Fund has elected non-diversified status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for

41

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)
valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2018, there was $0 of fair valued securities in Global X Fertilizers/Potash ETF. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

42

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2018. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas and RBC Capital Markets are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

43

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REPURCHASE AGREEMENTS (concluded)
As of October 31, 2018, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Silver Miners ETF
BNP Paribas	$2,818,167	$2,818,167	$—	$—
RBC Capital Markets	9,785,301	9,785,301	—	—
Global X Gold Explorers ETF
BNP Paribas	326,760	326,760	—	—
RBC Capital Markets	1,134,582	1,134,582	—	—
Global X Copper Miners ETF
BNP Paribas	187,904	187,904	—	—
RBC Capital Markets	652,445	652,445	—	—
Global X Uranium ETF
BNP Paribas	3,667,879	3,667,879	—	—
RBC Capital Markets	12,735,691	12,735,691	—	—
Global X Lithium & Battery Tech ETF
BNP Paribas	16,514,327	16,514,327	—	—
RBC Capital Markets	57,341,411	57,341,411	—	—

(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Funds.

As of and during the year ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

44

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value as of October 31, 2018	Redemption Fee
Global X Silver Miners ETF	50,000	$500	$1,160,000	$500
Global X Gold Explorers ETF	50,000	1,000	924,500	1,000
Global X Copper Miners ETF	50,000	800	969,000	800
Global X Uranium ETF	50,000	1,000	604,000	1,000
Global X Lithium & Battery Tech ETF	50,000	1,000	1,516,000	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	490,500	1,000

45

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which MAGI Merger Sub LLC, a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”), merged with and into the Adviser.  Pursuant to the terms of the transaction, Horizons acquired all of the equity interests of the Adviser, and the Adviser became a direct, wholly-owned subsidiary of Horizons and an indirect, wholly-owned subsidiary of Mirae.  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group. The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure. For the Adviser’s services to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (the “Supervisor and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium & Battery Tech ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities

46

Notes to Financial Statements (continued)
October 31, 2018

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (concluded)

laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$108,822,397	$98,977,008
Global X Gold Explorers ETF	8,866,095	8,570,449
Global X Copper Miners ETF	13,089,563	13,418,090
Global X Uranium ETF	183,315,693	185,116,325
Global X Lithium & Battery Tech ETF	158,157,053	180,483,099
Global X Fertilizers/Potash ETF	4,344,349	4,294,799

47

Notes to Financial Statements (continued)
October 31, 2018

4. INVESTMENT TRANSACTIONS (concluded)

For the year ended October 31, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Silver Miners ETF	$80,971,887	$45,151,944	$4,271,602
Global X Gold Explorers ETF	2,227,109	8,658,623	1,705,704
Global X Copper Miners ETF	44,128,283	18,523,178	2,549,416
Global X Uranium ETF	142,733,052	48,404,817	7,663,752
Global X Lithium & Battery Tech ETF	285,307,750	234,832,362	42,401,946
Global X Fertilizers/Potash ETF	1,412,309	2,365,619	475,555

For the year ended October 31, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Silver Miners ETF	$134,999,650	$46,423,991	$14,135,966
Global X Gold Explorers ETF	4,464,710	5,725,045	2,195,637
Global X Copper Miners ETF	51,988,692	20,442,081	5,518,062
Global X Uranium ETF	219,684,517	31,497,992	5,860,803
Global X Lithium & Battery Tech ETF	582,212,989	23,140,393	9,800,107
Global X Fertilizers/Potash ETF	2,566,977	860,231	181,966

During the year ended October 31, 2018, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to net operating losses, investment in MLPs, foreign currency, redemptions in-kind and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2018:

		Distributable Earnings/(Loss)*
Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Global X Silver Miners ETF	$297,885	$2,102,634	$(2,400,519)
Global X Gold Explorers ETF	752,108	1,162,610	(1,914,718)
Global X Copper Miners ETF	1,733,048	150,784	(1,883,832)
Global X Uranium ETF	(317,857)	4,038,469	(3,720,612)
Global X Lithium & Battery Tech ETF	28,716,034	15,084,512	(43,800,546)
Global X Fertilizers/Potash ETF	328,555	48,236	(376,791)

48

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION (concluded)

* The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for Registered Investment Companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/Loss, and Unrealized Gain/Loss to one line item “Total Distributable Earnings/(Loss)”.  The table above provides the tax characteristics of distributable earnings/(loss) which are included in Total distributable earnings/loss.

These reclassifications have no impact on net assets or NAV per share.

The tax character of dividends and distributions declared during the years ended October 31, 2018 and 2017 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Silver Miners ETF
2018	$82,106	$–	$–	$82,106
2017	9,132,632	–	91,018	9,223,650
Global X Gold Explorers ETF
2018	$–	$–	$–	$–
2017	15,400,105	–	–	15,400,105
Global X Copper Miners ETF
2018	$1,070,604	$–	$–	$1,070,604
2017	232,862	–	–	232,862
Global X Uranium ETF
2018	$7,648,887	$–	$–	$7,648,887
2017	9,254,190	–	–	9,254,190
Global X Lithium & Battery Tech ETF
2018	$34,929,753	$–	$–	$34,929,753
2017	2,450,314	–	–	2,450,314
Global X Fertilizers/Potash ETF
2018	$111,375	$–	$–	$111,375
2017	403,740	–	–	403,740

As of October 31, 2018, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Undistributed Ordinary Income	$3,488,546	$–	$1,294,214
Capital Loss Carryforwards	(306,229,672)	(62,355,426)	(25,827,010)
Unrealized Depreciation on Investments and Foreign Currency	(127,118,268)	(9,336,451)	(22,140,950)
Other Temporary Differences	(3)	–	(8)
Total Accumulated Losses	$(429,859,397)	$(71,691,877)	$(46,673,754)

	Global X Funds
	Global X Uranium ETF	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Undistributed Ordinary Income	$488,762	$12,853,355	$172,834
Capital Loss Carryforwards	(416,568,537)	(63,715,702)	(7,461,751)
Unrealized Depreciation on Investments and Foreign Currency	(69,687,649)	(160,043,773)	(2,111,118)
Other Temporary Differences	2	(5)	(8)
Total Accumulated Losses	$(485,767,422)	$(210,906,125)	$(9,400,043)

49

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION (concluded)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2018, the Funds that had capital loss carryforwards are listed below:

Expiration Date	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Uranium ETF	Global X Lithium & Battery Tech ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$48,720,232	$249,075,975	$297,796,207
Global X Gold Explorers ETF	12,848,394	49,376,056	62,224,450
Global X Copper Miners ETF	6,266,356	19,560,654	25,827,010
Global X Uranium ETF	69,107,588	334,755,151	403,862,739
Global X Lithium & Battery Tech ETF	22,282,103	34,104,291	56,386,394
Global X Fertilizers/Potash ETF	864,390	6,597,361	7,461,751

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2018 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Silver Miners ETF	$440,694,574	$3,052,897	$(130,171,165)	$(127,118,268)
Global X Gold Explorers ETF	43,578,799	4,740,148	(14,076,599)	(9,336,451)
Global X Copper Miners ETF	91,867,069	1,069,084	(23,210,034)	(22,140,950)
Global X Uranium ETF	400,830,483	8,685,166	(78,372,815)	(69,687,649)
Global X Lithium & Battery Tech ETF	976,135,370	25,006,130	(185,049,903)	(160,043,773)
Global X Fertilizers/Potash ETF	16,349,058	1,239,275	(3,350,393)	(2,111,118)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

50

Notes to Financial Statements (continued)
October 31, 2018

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Funds.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is

51

Notes to Financial Statements (continued)
October 31, 2018

7. LOANS OF PORTFOLIO SECURITIES (continued)

recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of October 31, 2018, the value of securities on loan was $12,350,997, $1,441,839, $854,502, $15,571,871 and $57,371,171 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium & Battery Tech ETF, respectively, and the cash collateral received from securities on loan was $13,491,728, $1,564,334, $899,575, $17,559,652 and $79,060,903 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium & Battery Tech ETF, respectively.

At October 31, 2018, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Silver Miners ETF
Barclays Capital	$850,350	$966,560
Citigroup Global Markets	5,165,784	5,545,035
Credit Suisse Securities (USA)	173,951	198,675
Goldman Sachs & Co.	105,789	118,140
JPMorgan Securities	3,093,021	3,347,036
Morgan Stanley & Co.	2,466,856	2,768,920
Scotia Capital USA	32,296	42,112
UBS Securities	462,950	505,250
Global X Gold Explorers ETF
Barclays Capital	$592,136	$652,460
JPMorgan Securities	66,699	76,568
Merrill Lynch Pierce Fenner & Smith	261,946	280,000
Morgan Stanley & Co.	219,374	235,222
UBS AG London Branch	49,084	55,084
UBS Securities	252,600	265,000

52

Notes to Financial Statements (continued)
October 31, 2018

7. LOANS OF PORTFOLIO SECURITIES (concluded)

	Market Value	Cash Collateral
Global X Copper Miners ETF
Citigroup Global Markets	$15,448	$15,706
Credit Suisse Securities (USA)	109,889	116,715
Goldman Sachs & Co.	62,494	66,505
JPMorgan Securities	458,697	482,086
Morgan Stanley & Co.	21,717	22,080
Scotia Capital USA	72,665	76,864
UBS AG London Branch	113,592	119,619
Global X Uranium ETF
Barclays Capital	$582,690	$663,453
Credit Suisse Securities (USA)	15,789	16,588
Deutsche Bank Securities	2,300,695	2,297,391	(1)
JPMorgan Securities	12,236,573	12,299,426	(1)
Merrill Lynch Pierce Fenner & Smith	2,806	2,751	(1)
Morgan Stanley & Co.	62,572	1,862,278
Scotia Capital USA	4,065	4,215
SG Americas Securities	366,681	413,550
Global X Lithium & Battery Tech ETF
Barclays Capital	$342,774	$362,735
Citigroup Global Markets	1,552,272	11,668,565
Credit Suisse Securities (USA)	822,625	806,359	(1)
Deutsche Bank Securities	994,504	1,083,360
Goldman Sachs & Co.	31,231,625	32,500,048
JPMorgan Securities	2,774,272	2,824,296
Merrill Lynch Pierce Fenner & Smith	9,683,349	9,665,535	(1)
Morgan Stanley & Co.	3,757,904	13,948,062
National Financial Services	91,376	90,000	(1)
Scotia Capital USA	920,343	988,464
SG Americas Securities	1,538,121	1,520,975	(1)
UBS AG London Branch	47,681	46,754	(1)
UBS Securities	3,614,325	3,555,750	(1)

(1) It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

53

Notes to Financial Statements (continued)
October 31, 2018

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective November 18, 2015, each of the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and the Global X Lithium & Battery Tech ETF executed a reverse share split for shareholders of record after the close of markets on November 17, 2015. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

November 18, 2015:
Fund Name	Ratio
Global X Silver Miners ETF	1:3
Global X Gold Explorers ETF	1:2
Global X Copper Miners ETF	1:3
Global X Uranium ETF	1:2
Global X Lithium & Battery Tech ETF	1:2

10. REGULATORY MATTERS

On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains; otherwise, the amount on the current Statements of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

54

Notes to Financial Statements (concluded)
October 31, 2018

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF (six of the funds constituting the Global X Funds, hereafter collectively referred to as the "Funds") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018 and each of the financial highlights for each of the three years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended October 31, 2015 and the financial highlights for each of the periods ended on or prior to October 31, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2015 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from

56

Report of Independent Registered Public Accounting Firm

brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

57

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Funds’ average net assets; this percentage is known as the Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2018 through October 31, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

58

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$756.60	0.65%	$2.88
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
–
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$816.00	0.65%	$2.98
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
–
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$742.20	0.65%	$2.85
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
–
Global X Uranium ETF
Actual Fund Return	$1,000.00	$907.60	0.74%	$3.56
Hypothetical 5% Return	1,000.00	1,021.48	0.74	3.77
–
Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$912.70	0.75%	$3.62
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82
–
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$950.60	0.69%	$3.39
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period.)

59

Approval of Investment Advisory Agreement (unaudited)

On February 12, 2018, Global X Management, LLC (“Global X Management”), investment adviser to each of the series of the Trust included in this annual report (each, a “Fund”), entered into an agreement and plan of merger (the “Acquisition Agreement”) pursuant to which MAGI Merger Sub LLC (“MAGI”), a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”) would be merged with and into Global X Management (the “Transaction”). Because the closing of the Transaction (“Closing”) would result in a change of control of Global X Management under the Investment Company Act of 1940, as amended (the “1940 Act”), that would automatically terminate the investment advisory agreement currently in effect between the Trust, on behalf of each Fund, and Global X Management (“Current Agreement”), the Board of Trustees of the Trust (the “Board”), including a majority of those trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), were asked to consider approval of: (i) a new investment advisory agreement between the Trust, on behalf of each Fund, and Global X Management (“New Advisory Agreement”) and a Supervision and Administration Agreement between Global X Management and the Trust on behalf of each Fund; and (ii) an interim Investment Advisory Agreement (“New Interim Agreement,” together with the New Advisory Agreement, “New Agreements”) and an Interim Supervision and Administration Agreement between Global X Management and the Trust, on behalf of each Fund, to become effective should the Closing occur prior to a majority of a Fund’s outstanding voting shares approving the New Advisory Agreement.

At a telephonic meeting on February 16, 2018, the Board, the majority of whose Trustees are independent, received information from Mirae and Global X Management, and met with representatives of each. Following such meeting, the Independent Trustees requested and were provided with detailed materials relating to Mirae (including Horizons), Global X Management and the Transaction, and on February 23, 2018, the Board met at an in-person meeting called for the purpose of considering the New Agreements (the “Board Meeting”). At the Board Meeting, the Trustees discussed and approved the New Agreements between Global X and the Trust, on behalf of each Fund, and determined to recommend that Shareholders approve the New Advisory Agreement. The Independent Trustees met in executive session with their independent legal counsel during the Board Meeting to discuss the proposed Transaction and its possible effects on the Funds. At the Board Meeting, representatives of Mirae and Global X Management responded to questions from the Board, and discussed, among other things, the strategic rationale for the Transaction and Mirae’s general plans and intentions regarding the Funds. The Board, including the Independent Trustees, evaluated the terms of the New Agreements, reviewed the information provided by Mirae and Global X Management in connection with the consideration of approving the New Agreements on behalf of the Funds, and reviewed the duties and responsibilities of the Board in evaluating and approving the New Agreements.

In connection with the Board’s review of the New Agreements, Global X Management and Mirae advised the Board about a variety of matters, including the following:

•
No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders (“Shareholders”), including investment management and other shareholder services.

•
No material changes are currently contemplated in the operation of the Funds, and the same portfolio manager managing each Fund’s assets was expected to do so after the Transaction. (Ms. Harris subsequently ceased serving as portfolio manager, although her departure was for unrelated reasons and was not contemplated as part of the Transaction.)

60

Approval of Investment Advisory Agreement (unaudited)

•
Each Fund’s portfolio manager(s), as well as all of the other investment advisory personnel of Global X Management who currently assist in the management of the Funds, were expected to keep their current positions after the Transaction.

•
Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing.

•	The reputation, financial strength, and resources of Mirae, and the potential benefits to Shareholders of Mirae becoming the ultimate parent of the investment adviser to the Funds.

•	The long-term business goals of Mirae and Global X Management.

•	There will be no changes to the Funds’ key service providers.

In addition to the information provided by Global X Management and Mirae as described above, the Board also considered, among other factors, the following:

•	Mirae’s experience and success with past acquisitions.

•
The terms and conditions of the New Agreements will be substantially identical to the terms and conditions of the Current Agreement, including the continuation of the all-in fee structure, and that each Fund’s contractual fee rates under the New Agreements will remain the same as in the Current Agreement, with no increase in the overall fees paid by a Fund.

•	The capabilities, resources, and personnel of Horizons necessary for Global X Management to continue to provide the investment management services currently provided to each Fund.

•
The advisory fees paid by each Fund after the Transaction represent reasonable compensation to Global X Management in light of the services to be provided, the costs to Global X Management of providing those services, economies of scale, and the fees and other expenses paid by similar funds.

•
Global X Management and Horizons have agreed to pay all expenses of the Funds in connection with the proxy solicitation, and that the Funds will bear no costs in obtaining Shareholder approval of the New Advisory Agreement.

In connection with their consideration of the New Agreements at the Board Meeting on February 23, 2018, the Trustees noted that, on November 14, 2017, the Board had approved the continuation of the Current Agreement. The Independent Trustees considered that, in connection with the foregoing approvals, the Board had determined that Global X Management had the capabilities, resources and personnel necessary to provide the services to each Fund as required under the Current Agreement, and the advisory fee rates paid by each Fund, taking into account the unitary fees charged to the Funds, represented reasonable compensation to Global X Management in light of the services provided. The Trustees noted that the Board also considered the cost to Global X Management of providing those services, potential economies of scale as each Fund’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as the Board had considered relevant in the exercise of its reasonable business judgment. The Independent Trustees noted Global

61

Approval of Investment Advisory Agreement (unaudited)

X Management’s confirmation that there had been no material changes to this information previously considered by the Board.

In considering whether to approve the New Agreements on behalf of the Funds, the Board reviewed the materials provided for the Board Meeting, including: (i) a copy of the New Agreements; (ii) information concerning the financial condition, businesses, operations and compliance programs of Global X Management and Horizons; and (iii) a copy of the current Form ADV for Horizons. In making its decision to approve the New Agreements, the Board, including the Independent Trustees, concluded that the information furnished was sufficiently responsive, and sufficient to allow the Trustees to form a reasonable business judgment for approval of the New Agreements.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by Global X Management; (ii) the personnel and operations of Global X Management; (iii) the investment performance of the Funds; (iv) the expected profitability to Global X Management under the New Agreements; (v) any “fall-out” benefits to Global X Management (i.e., the ancillary benefits realized due to Global X Management’s relationship with the Trust); and (vi) possible conflicts of interest. The following are among the primary factors taken into account by the Board in approving the New Agreements.

The Board reviewed the services that Global X Management expects to provide to each Fund. In connection with the advisory services to be provided to each Fund, the Board noted the significant responsibilities of Global X Management as the Funds’ investment adviser, including: implementation of the investment management program of each Fund; management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and oversight of general portfolio compliance with relevant law. The Board considered that, for a period of time after the Closing, Global X Management expects its operations would be the same as its current operations. The Board considered that Global X Management’s key personnel who provide services to the Funds are expected to provide those same services after the Transaction. The Board also noted that the Transaction is not expected to result in any change in the structure or operations of the Funds and that the Adviser does not currently anticipate any immediate changes to the Funds’ key service providers. The Board also considered the services Global X Management has provided to each Fund under the Current Agreement and the additional resources anticipated to be made available to the Funds’ portfolio management team following the Closing. The Board reviewed Global X Management’s experience, resources, strengths and its prior performance as investment adviser to the Funds.

Based on its consideration and review of the foregoing information, the Board determined that the Funds would likely benefit from the nature, quality and extent of the services to be provided by Global X Management under the New Agreements, as well as Global X Management’s ability to render such services based on its experience, personnel, operations and resources, including as expected to be augmented following the Closing.

The Board considered the appropriateness of the advisory fees and expense ratios of the Funds under the all-in fee structure under the New Agreements (which is the same fee structure as under the Current Agreement). The Board noted Global X Management’s assumption of the contractual

62

Approval of Investment Advisory Agreement (unaudited)

obligation to limit each Fund’s ordinary operating expenses through the all-in fee structure under the New Agreements, which cannot be changed without Shareholder approval. The Board also noted Global X Management’s agreement to further waive its advisory fees and assume certain expenses with respect to certain Funds under new fee waiver agreements.

The Board also noted that Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing. The Board considered the fact that the fee waivers and expense reimbursements under the new fee waiver agreements would be kept in place for a period of two years after the Closing, and that Global X Management did not expect to request that the Board implement the Funds’ Rule 12b-1 plans in the foreseeable future.

The Board discussed with the representatives from Global X Management the expected costs to be incurred by Global X Management in rendering services to the Funds, and the profitability of Global X Management in connection with its service as investment adviser to each Fund, including operational costs but excluding costs related to the Transaction or for marketing. The Board acknowledged Global X Management’s contractual obligation to limit each Fund’s expenses through the all-in fee structure under the New Agreements (which is the same as under the Current Agreement), its willingness to further waive fees with respect to certain Funds under the new fee waiver agreements in order to cap the costs paid by the applicable Funds’ Shareholders and the effect of such obligation and commitments, respectively, on Global X Management’s expected profitability. The Board discussed with Global X Management its experience in addressing economies of scale. The Board received information regarding Global X Management’s financial condition and reviewed Global X Management’s financial statements. The Board concluded that the expected profitability of Global X Management was reasonable for the Funds in relation to the performance and asset sizes of the Funds. The Board also considered that the Funds’ expenses were not expected to increase after the Transaction closed.

The Board also considered that Global X Management may experience reputational and other “fall-out” benefits (i.e., benefits to affiliates of Global X Management, including Mirae and/or Horizons following the Transaction) based on the success of the Funds, but that such benefits were not likely to result in an “unfair burden” to the Funds.

The Board considered the investment performance of the Funds, including tracking error and difference, and the ability of the portfolio management team of Global X Management to continue such performance following the Closing. The Board concluded that Global X Management’s experience in managing the Funds, along with Horizon’s desire to retain all of the investment advisory personnel of Global X Management who currently assist in the management of the Funds, demonstrated that Global X Management had the ability to continue to successfully manage the Funds.

No single factor was determinative to the decision of the Board to approve the New Agreements. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the advisory fee rates under the New Agreements were reasonable in relation to the services expected to be provided by Global X Management to each Fund, as well as the expected costs incurred and benefits gained by Global X Management in providing such services. The Board also found the investment advisory fees under the New Agreements and the Current Agreement continued to be

63

Approval of Investment Advisory Agreement (unaudited)

reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. The Board concluded that the Transaction would not result in an increase in advisory fee rates or net expense ratios, and was not expected to result in a decrease in the quality or quantity of services provided to the Funds, or impose an “unfair burden” on the Funds. The Board further concluded that, after the Transaction, Global X Management will have the capabilities, resources, and personnel necessary to provide the investment management services it currently provides to each Fund. As a result, the Board concluded that the approval of the New Agreements between Global X Management and the Trust, on behalf of each Fund, is in the best interests of each Fund.

64

Supplemental Information (unaudited)

NAV, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

65

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	57[2]	Trustee of OSI ETF Trust (since 2016).
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (consulting firm) (since 2007).	57[2]	None.
Clifford J. Weber 600 Lexington Avenue, 20th Floor New York, NY 10022 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015); and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	57[2]
Lead Independent Trustee of Clough Funds Trust (since 2015); Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Clough Global Opportunities Fund (since 2017).

66

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2018.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Interested Trustees/Officers[1]
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014).	None.
Chang Kim 600 Lexington Avenue, 20th Floor New York, NY 10022 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018).	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017).	None.
Lisa K. Whittaker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1978)	Secretary (since 7/2018).	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012).	None.
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016).	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	None.
Eric Kleinschmidt[3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016).	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present).	None.
Dianne Descoteaux[3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018).	Counsel at SEI Investments (2010-present).	None.

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	As of October 31, 2018, the Trust had ninety-seven portfolios, fifty-seven of which were operational.
[3]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

67

notice to shareholders (unaudited)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2018, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest	Interest Related Dividends(3)	Short Term Capital Gain Dividends	Foreign Tax Credit
Global X Silver Miners ETF	0.00%	100.00%	100.00%	0.00%	78.75%	0.00%	0.08%	0.00%	81.04%
Global X Gold Explorers ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Copper Miners ETF	0.00%	100.00%	100.00%	0.00%	57.29%	0.00%	0.01%	0.00%	3.80%
Global X Uranium ETF	0.00%	100.00%	100.00%	0.00%	18.45%	0.04%	0.11%	0.00%	0.00%
Global X Lithium & Battery Tech ETF	0.00%	100.00%	100.00%	2.91%	10.29%	0.00%	0.01%	0.00%	0.00%
Global X Fertilizers/Potash ETF	0.00%	100.00%	100.00%	38.49%	100.00%	0.02%	0.05%	0.00%	27.20%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2018, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit PassThrough
Global X Silver Miners ETF	$7,016,031	$350,900
Global X Copper Miners ETF	1,790,310	42,277
Global X Fertilizers/Potash ETF	286,036	41,610

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

68

Shareholder voting results (unaudited)

On May 11, 2018, a special Meeting of Shareholders of the Trust was held to elect the following four nominees to serve as members of the Board. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Charles A. Baker	For	372,438,195	97.28%	68.98%
	Withheld	10,414,231	2.72%	1.93%

Luis Berruga	For	359,303,234	93.85%	66.55%
	Withheld	23,552,191	6.15%	4.36%

Sanjay Ram Bharwani	For	358,443,432	93.62%	66.39%
	Withheld	24,412,956	6.38%	4.48%

Clifford J. Weber	For	372,088,624	97.19%	68.92%
	Withheld	10,759,838	2.81%	1.99%

On June 8, 2018, a special Meeting of Shareholders of the below listed Funds was held to approve a new investment advisory agreement for the Funds.  Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Silver Miners ETF	For	4,939,540	68.72%	37.43%
	Against	102,357	1.42%	0.78%
	Abstain	161,510	2.25%	1.22%
	Broker Non-Vote	1,984,194	27.61%	15.03%
Global X Gold Explorers ETF	For	831,335	68.66%	40.32%
	Against	40,785	3.37%	1.98%
	Abstain	36,500	3.01%	1.77%
	Broker Non-Vote	302,117	24.95%	14.65%

On July 13, 2018, a special Meeting of Shareholders of the below listed Fund was held to approve a new investment advisory agreement for the Fund.  Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Uranium ETF	For	9,381,682	68.78%	34.84%
	Against	221,971	1.63%	0.82%
	Abstain	243,869	1.79%	0.91%
	Broker Non-Vote	3,792,709	27.81%	14.08%

69

Shareholder voting results (unaudited)

On July 20, 2018, a special Meeting of Shareholders of the below listed Fund was held to approve a new investment advisory agreement for the Fund.  Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Copper Miners ETF	For	1,575,844	67.71%	50.84%
	Against	19,187	0.82%	0.62%
	Abstain	11,177	0.48%	0.36%
	Broker Non-Vote	721,079	30.98%	23.27%

On July 27, 2018, a special Meeting of Shareholders of the below listed Fund was held to approve a new investment advisory agreement for the Fund.  Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Fertilizers/Potash	For	540,021	68.70%	36.00%
	Against	23,845	3.03%	1.59%
	Abstain	5,728	0.73%	0.38%
	Broker Non-Vote	216,429	27.53%	14.43%

On August 10, 2018, a special Meeting of Shareholders of the below listed Fund was held to approve a new investment advisory agreement for the Fund.  Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Lithium & Battery Tech ETF	For	10,121,419	67.36%	33.88%
	Against	258,127	1.72%	0.86%
	Abstain	428,727	2.85%	1.44%
	Broker Non-Vote	4,217,687	28.07%	14.12%

70

Notes

Notes

600 Lexington Avenue, 20th floor
New York, NY 10022
1-888-GXFund-1
(1-888-493-8631)
www.globalxfunds.com

Investment Adviser and Administrator:
Global X Management Company LLC
600 Lexington Avenue, 20th floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 20036

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-001-1000

Global X China Consumer ETF (ticker: CHIQ)
Global X China Energy ETF (ticker: CHIE)
Global X China Financials ETF (ticker: CHIX)
Global X China Industrials ETF (ticker: CHII)
Global X China Materials ETF (ticker: CHIM)
Global X NASDAQ China Technology ETF (ticker: QQQC)
Global X FTSE Southeast Asia ETF (ticker: ASEA)
Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Nordic Region ETF (ticker: GXF)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X Next Emerging & Frontier ETF (ticker: EMFM)
Global X MSCI Portugal ETF (ticker: PGAL)
Global X MSCI Pakistan ETF (ticker: PAK)

Annual Report

October 31, 2018

Management Discussion of Fund Performance	1
Schedule of Investments
Global X China Consumer ETF	33
Global X China Energy ETF	36
Global X China Financials ETF	38
Global X China Industrials ETF	40
Global X China Materials ETF	43
Global X NASDAQ China Technology ETF	45
Global X FTSE Southeast Asia ETF	48
Global X MSCI Colombia ETF	51
Global X MSCI Argentina ETF	53
Global X MSCI Greece ETF	56
Global X MSCI Norway ETF	59
Global X FTSE Nordic Region ETF	63
Global X MSCI Nigeria ETF	66
Global X Next Emerging & Frontier ETF	68
Global X MSCI Portugal ETF	80
Global X MSCI Pakistan ETF	83
Statements of Assets and Liabilities	85
Statements of Operations	89
Statements of Changes in Net Assets	93
Financial Highlights	101
Notes to Financial Statements	104
Report of Independent Registered Public Accounting Firm	124
Disclosure of Fund Expenses	126
Approval of Investment Advisory Agreement	129
Shareholder Voting Results	134
Supplemental Information	138
Trustees and Officers of the Trust	139
Notice to Shareholders	141

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X China Consumer ETF

Global X China Consumer ETF

The Global X China Consumer ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Consumer Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the consumer sector of the Chinese economy, as defined by the index provider. It is comprised of securities of companies that have their main business operations in the consumer sector and generally includes companies whose businesses involve: general retail, diversified consumer services, food production and retail, beverages, household goods, leisure goods, personal goods, automobiles, auto components and distributors, tobacco, media, and travel and leisure.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 21.70%, while the Underlying Index decreased 21.16%. The Fund had a net asset value of $17.44 per share on October 31, 2017 and ended the reporting period with a net asset value of $13.57 on October 31, 2018.

During the reporting period, the highest returns came from Shenzhou International Group Holdings and China Resources Beer Holdings, which returned 31.61% and 21.19%, respectively. The worst performers were Brilliance China Automotive Holdings and Li & Fung, which returned -65.11% and -54.70%, respectively.

China’s policies designed to transform the country from a manufacturing and exports-led economy to one driven more by consumption and services are supporting growth of the country’s consumer sectors. During the first half of 2018, the economy expanded by 6.8%. Over that time, retail sales in China grew by 9.4% year-over-year, accelerated in part by robust growth of the country’s e-commerce industry which is now the largest in the world. Yet despite these growth figures, sentiment around consumer stocks in China began to sour as broader concerns about a trade war-induced slowdown in the domestic economy weighed on the outlook for Chinese consumer stocks. Among the stocks most hurt were those from the automobile industry, which depend on both domestic demand and global supply chains for profitability. In addition, the Chinese yuan (CNY) depreciated approximately 5% against the US dollar during the period, hurting overall fund performance.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Consumer ETF	-21.70%	-21.70%	1.92%	2.03%	-1.16%	-1.02%	-0.21%	-0.20%
Solactive China Consumer Total Return Index	-21.16%	-21.16%	2.64%	2.64%	-0.46%	-0.46%	0.39%	0.39%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	0.78%	0.78%	2.47%	2.47%

Growth of a $10,000 Investment
(At Net Asset Value)

1

Management Discussion of Fund Performance (unaudited)
Global X China Consumer ETF

*Fund commenced operations on November 30, 2009.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices  above.

2

Management Discussion of Fund Performance (unaudited)
Global X China Energy ETF

Global X China Energy ETF

The Global X China Energy ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Energy Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the energy sector of the Chinese economy, as defined by the index provider. It is comprised of securities of companies that have their main business operations in the energy sector and generally includes companies whose businesses involve: oil, gas, consumable fuels, alternative energy and electricity production and distribution, and energy equipment and services.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund increased 4.77%, while the Underlying Index increased 5.50%. The Fund had a net asset value of $ 11.69 per share on October 31, 2017 and ended the reporting period with a net asset value of $11.82 on October 31, 2018.

During the reporting period, the highest returns came from CNOOC and KunLun Energy, which returned 31.82% and 27.08%, respectively. The worst performers were Panda Green Energy Group and JinkoSolar Holding, which returned
-75.12% and -69.73%, respectively.

Despite a broader selloff in Chinese equities, the energy sector delivered positive performance over the reporting period and was among the best performing sectors in the country. In light of higher equity volatility in China and the emerging markets more broadly, many investors shifted towards defensive sectors. China’s energy sector is dominated by State-Owned Enterprises (SOEs), which bulwarks the sector’s defensive status through implicit and explicit support from the government. Also supporting stronger performance in this sector were record crude oil imports, which grew 8.1% from the end of December 2017 to October 2018. Some Chinese energy companies also benefitted from higher oil prices over the period, which increased over 20%. Despite these positive tailwinds, Chinese energy companies had to grapple with concerns around changing US trade rules due to the implementation of tariffs and sanctions on certain oil-exporting nations.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Energy ETF	4.77%	5.58%	3.63%	3.69%	-2.25%	-2.14%	-0.70%	-0.67%
Solactive China Energy Total Return Index	5.50%	5.50%	4.45%	4.45%	-1.51%	-1.51%	0.10%	0.10%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	0.78%	0.78%	2.21%	2.21%

Growth of a $10,000 Investment
(At Net Asset Value)

3

Management Discussion of Fund Performance (unaudited)
Global X China Energy ETF

*Fund commenced operations on December 15, 2009.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

4

Management Discussion of Fund Performance (unaudited)
Global X China Financials ETF

Global X China Financials ETF

The Global X China Financials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Financials Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the financials sector of the Chinese economy, as defined by the index provider. It is comprised of securities of companies that have their main business operations in the financials sector and generally includes companies whose businesses involve: banking; insurance, real estate, and financial services.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 11.04%, while the Underlying Index decreased 10.44%. The Fund had a net asset value of $17.63 per share on October 31, 2017 and ended the reporting period with a net asset value of $15.39 on October 31, 2018.

During the reporting period, the highest returns came from Agile Group Holdings and China Resources Land, which returned 36.86% and 17.69%, respectively. The worst performers were Qudian and Sunac China Holdings, which returned -57.88% and -45.59%, respectively.

Chinese financial firms, many of which are state-owned, are often depended on to help stimulate the country’s growth through easing lending policies. At the same time, concerns around the country’s growing public and private debt requires the government to take a cautious approach around relying too heavily on easy access to credit. In the context of China’s structurally decelerating growth after years of rapid expansion, as well as near term headwinds like slowing global growth and increased trade tensions, the government sought to mostly ease credit conditions during the reporting period. The government lowered bank reserve requirements four times from the beginning of 2018 through the end of the reporting period to help facilitate more lending. Despite efforts to broaden access to credit Chinese financial firms still suffered negative performance during the reporting period, caused by slowing domestic growth, a depreciated yuan, and rising concerns around geopolitical tensions.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Financials ETF	-11.04%	-11.27%	4.15%	4.21%	5.16%	5.25%	2.16%	2.14%
Solactive China Financials Total Return Index	-10.44%	-10.44%	4.99%	4.99%	5.95%	5.95%	2.73%	2.73%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	0.78%	0.78%	2.32%	2.32%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 10, 2009.

5

Management Discussion of Fund Performance (unaudited)
Global X China Financials ETF

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

6

Management Discussion of Fund Performance (unaudited)
Global X China Industrials ETF

Global X China Industrials ETF

The Global X China Industrials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Industrials Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the industrials sector of the Chinese economy, as defined by the index provider. It is comprised of securities of companies that have their main business operations in the industrials sector and generally includes companies whose businesses involve: construction and materials, electronic and electrical equipment, industrial engineering, industrial transportation, and support services, and trading companies, shipbuilding and aerospace.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 13.44%, while the Underlying Index decreased 17.01%. The Fund had a net asset value of $16.06 per share on October 31, 2017 and ended the reporting period with a net asset value of $13.59 on October 31, 2018.

During the reporting period, the highest returns came from China Resources Cement Holdings and Guangdong Investment, which returned 36.86% and 28.11%, respectively. The worst performers were Noble Group and China Shipping Container, which returned -70.55% and -54.50%, respectively.

China’s industrial sector, which accounts for approximately one-third of gross domestic product, performed negatively over the period, but began recovering in response to supportive government policies, increased investment in infrastructure, and a growing trade surplus. Despite rising trade tensions with the US, China’s trade surplus benefitted from a depreciated yuan, which made its goods cheaper abroad. Value-added industrial output increased 6.4% over the period, generally keeping pace with China’s overall GDP growth. Industrials also benefitted from the fact that many of these companies are state-owned, which offers greater implicit and explicit support for these firms during periods of stress.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Industrials ETF	-13.44%	-16.24%	0.17%	-1.59%	4.10%	3.38%	-0.16%	-0.64%
Solactive China Industrials Total Return Index	-17.01%	-17.01%	-1.40%	-1.40%	4.21%	4.21%	0.16%	0.16%
MSCI Emerging Markets Index	-12.52%	12.52%	6.52%	6.52%	0.78%	0.78%	2.47%	2.47%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

7

Management Discussion of Fund Performance (unaudited)
Global X China Industrials ETF

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

8

Management Discussion of Fund Performance (unaudited)
Global X China Materials ETF

Global X China Materials ETF

The Global X China Materials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Materials Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the materials sector of the Chinese economy, as defined by the index provider. It is comprised of securities of companies that have their main business operations in the basic materials sector and generally includes companies whose businesses involve: chemicals, metals and mining, and forestry and paper products.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 25.20%, while the Underlying Index decreased 24.70%. The Fund had a net asset value of $21.59 per share on October 31, 2017 and ended the reporting period with a net asset value of $15.97 on October 31, 2018.

During the reporting period, the highest returns came from China Metal Resources Utilization and China Oriental Group, which returned 46.35% and 32.10%, respectively. The worst performers were Mobile Internet (China) Holdings and Munsun Capital Group, which returned -91.11% and -72.39%, respectively.

During the reporting period, China’s Materials sector initially benefitted from an increase in global commodity prices, including Brent Crude oil prices which increased by nearly 24%. As a provider of raw materials for the Industrials sector, Materials firms also benefitted from a rebound in industrial output, which grew by 6.4% in the first three quarters of 2018, spurred by a depreciated yuan. However, Materials began experiencing lower profitability in Q3 2018, as tariffs from the US were imposed on key industrial metals like steel and aluminium, which disrupted supply chains and pressured profitability.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Materials ETF	-25.20%	-25.85%	9.17%	9.08%	3.33%	3.21%	-5.44%	-5.54%
Solactive China Materials Total Return Index	-24.70%	-24.70%	6.79%	6.79%	3.19%	3.19%	-5.20%	-5.20%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	0.78%	0.78%	1.68%	1.68%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on January 12, 2010.

9

Management Discussion of Fund Performance (unaudited)
Global X China Materials ETF

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

10

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ China Technology ETF

Global X NASDAQ China Technology ETF

The Global X NASDAQ China Technology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ OMX China Technology Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of the technology sector in China as defined by the index provider. It is comprised of securities of companies that have their main business operations in the technology sector and generally includes companies whose businesses involve: computer services, internet, software, computer hardware, electronic office equipment, semiconductors, and telecommunications equipment.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 21.70%, while the Underlying Index decreased 21.43%. The Fund had a net asset value of $29.24 per share on October 31, 2017 and ended the reporting period with a net asset value of $22.40 on October 31, 2018.

During the reporting period, the highest returns came from HKBN and Kingdee International Software Group, which returned 54.63% and 52.69%, respectively. The worst performers were Link Motion and Green Leader Holdings Group, which returned -85.43% and -84.04%, respectively.

Chinese government policies have long supported the development of a domestic technology industry as a means for modernizing the economy. Despite the strong government support and growing domestic demand, many of China’s technology companies have faced recent challenges from trade tensions affecting key supply chain infrastructure and intense scrutiny driven by the US’s national- and cyber-security concerns. Despite these challenges which particularly affect technology exports, China’s technology sector is becoming increasingly domestic-focused. The country has more than 730 million online users, of which an estimated 90% have access to mobile internet. Increasingly, these internet users purchase items online, use social media, and play interactive mobile games, helping to drive the growth prospects of the country’s technology firms, in spite of geopolitical tensions.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ China Technology ETF	-21.70%	-21.96%	3.04%	3.54%	3.22%	3.30%	5.94%	6.00%
Hybrid NASDAQ OMX China Technology Index/Solactive China Technology Index**	-21.43%	-21.43%	4.05%	4.05%	4.19%	4.19%	6.78%	6.78%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	0.78%	0.78%	2.27%	2.27%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 8, 2009.
** Reflects performance of Solactive China Technology Index through December 13, 2011 and NASDAQ OMX China Technology Index thereafter.

11

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ China Technology ETF

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

12

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

Global X FTSE Southeast Asia ETF

The Global X FTSE Southeast Asia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the equity performance of the 40 largest and most liquid companies in the five Association of Southeast Asian Nations ("ASEAN") regions: Singapore, Malaysia, Indonesia, Thailand and the Philippines, as defined by the index provider.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 2.15%, while the Underlying Index decreased 1.53%. The Fund had a net asset value of $15.91 per share on October 31, 2017 and ended the reporting period with a net asset value of $15.32 on October 31, 2018.
During the reporting period, the highest returns came from PTT Exploration & Production and Petronas Chemicals Group, which returned 67.98 % and 32.68%, respectively. The worst performers were Axiata Group and PT Bank Negara Indonesia, which returned -34.64% and -28.39%, respectively.
The Southeast Asia region includes many high growth and dynamic economies, such as Singapore, Malaysia, Indonesia, the Philippines, and Thailand. Southeast Asia maintained much of its economic momentum, despite some broader global headwinds, with growth in these economies being driven primarily by domestic demand. Indonesia, the region’s largest economy, grew 5.2% year-over-year in the first half (“H1”) of 2018, backed by a 5.1% year-over-year increase in private consumption and an 8.4% year-over-year rise in investment – the highest growth in investment since 2012. Although broad economic expansion moderated in Malaysia, a 7.4% year-over-year increase in private consumption in H1 2018 helped clock economic growth of 4.9% year-over-year during the period, despite investments and exports weakening. Economic growth in the Philippines eased to 6.3% year-over-year in H1 2018. This growth was driven by investment growth of 16.4% year-over-year, and the nation’s ratio of fixed investment to GDP reached 27.2% in the period – the highest in over two decades. Singapore grew at 4.2% year-over-year on robust exports and domestic demand.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Southeast Asia ETF	-2.15%	-2.48%	8.24%	8.36%	0.63%	0.63%	2.71%	2.66%
FTSE/ASEAN 40 Index	-1.53%	-1.53%	9.02%	9.02%	1.27%	1.27%	3.35%	3.35%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	0.78%	0.78%	0.55%	0.55%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on February 16, 2011.

13

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

14

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

Global X MSCI Colombia ETF

The Global X MSCI Colombia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Colombia equity universe, as defined by the index provider.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 7.55%, while the Underlying Index decreased 6.92%. The Fund had a net asset value of $9.56 per share on October 31, 2017 and ended the reporting period with a net asset value of $8.68 on October 31, 2018.

During the reporting period, the highest returns came from Ecopetrol and Grupo Aval Acciones y Valores, which returned 118.59% and 5.18%, respectively. The worst performers were Cemex Latam Holdings and Cementos Argos, which returned -56.19% and -42.12%, respectively.

Despite efforts to diversify, Colombia’s economy, currency, and equity markets still remain affected by changing oil prices, as it is the country’s main export. During the reporting period, oil prices improved over 20%, helping the economy to grow 2.7% year-over-year in Q3 2018, after growing 2.2% and 2.8% year-over-year in Q1 2018 and Q2 2018, respectively. Private consumption picked up significantly, with increased consumer confidence and declining inflation boosting the real income of consumers. Investments also received some support from policy rate cuts and higher oil prices. Export earnings, particularly from oil and coal, had increased as a result of improved terms of trade, facilitating a reduction in the current account deficit. Further, the fiscal policy remained prudent, striking a balance between the fiscal rule to reduce the central government deficit to 1% of GDP by 2022 and the spending needs to stimulate economic growth.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Colombia ETF	-7.55%	-7.98%	1.21%	1.25%	-13.78%	-13.87%	3.61%	3.55%
Hybrid MSCI All Colombia Select 25/50 Index/MSCI All Colombia Capped Index/FTSE Colombia 20 Index**	-6.92%	-6.92%	1.81%	1.81%	-13.02%	-13.02%	4.55%	4.55%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	0.78%	0.78%	8.69%	8.69%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on February 5, 2009.

15

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

**Reflects performance of the FTSE Colombia 20 Index through July 14, 2014, the MSCI All Colombia Capped Index through August 30, 2016 and the MSCI All Colombia Select 25/50 Index, thereafter. The inception of the MSCI All Colombia Select 25/50 Index (“New Index”) was on July 15, 2016. Effective on or around August 31, 2016, the Fund began to track the New Index. This change was due to the planned migration to the New Index, potentially improving the trading characteristics of the Fund.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. The Fund’s performace reflects contractual fee waivers in effect until March 1, 2018. Absent these waivers performance would have been lower. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.
16

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

Global X MSCI Argentina ETF

The Global X MSCI Argentina ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Argentina equity universe, while including a minimum number of constituents, as defined by the index provider. The broad Argentina equity universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 20.48%, while the Underlying Index decreased 22.02%. The Fund had a net asset value of $32.05 per share on October 31, 2017 and ended the reporting period with a net asset value of $25.36 on October 31, 2018.

During the reporting period, the highest returns came from Globant and MercadoLibre, which returned 36.48% and 35.10%, respectively. The worst performers were Grupo Supervielle and Phoenix Global Resources, which returned
-68.73% and -63.98%, respectively.

After a few quarters of economic recovery, assisted by a series of ambitious reforms by the government led by Mauricio Macri, Argentina’s economy again slipped into a phase of negative growth. The economy contracted 4.2% year-over-year in Q2 2018 after expanding 3.9% year-over-year in Q1 2018. The nation’s pro-market policies even prompted MSCI to announce an upgrade of Argentina to emerging market status from frontier market status beginning June 2019. However, rising US interest rates, a broader emerging market selloff, and a severe drought, together with existing economic imbalances of double-digit inflation and large fiscal and current account deficits, led to a steep fall in the country’s currency and economic outlook. The government’s decision to increase interest rates to support the currency led to a slide in investment and rising unemployment that negatively impacted consumption and growth. Exports were impacted by the drought, worsening the current account further. As it was difficult to finance the twin deficits, the country entered into a US$57 billion financing agreement with the International Monetary Fund to help provide stabilization to its currency. However, tight fiscal and monetary policies are expected to likely to keep the economy in recession in the near term.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Argentina ETF	-20.48%	-20.60%	9.21%	8.95%	5.15%	5.02%	-1.26%	-1.29%
Hybrid FTSE Argentina 20 Index/MSCI All Argentina 25/50 Index**	-22.02%	-22.02%	9.23%	9.23%	5.64%	5.64%	-0.65%	-0.65%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	0.78%	0.78%	0.49%	0.49%

Growth of a $10,000 Investment
(At Net Asset Value)

17

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

*Fund commenced operations on March 2, 2011.

**Reflects performance of the FTSE Argentina 20 Index through August 14, 2014 and the MSCI All Argentina 25/50 Index (“New Index”) thereafter.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

18

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

Global X MSCI Greece ETF

The Global X MSCI Greece ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Greece equity universe, as defined by the index provider.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 15.63%, while the Underlying Index decreased 15.46%. The Fund had a net asset value of $9.30 per share on October 31, 2017 and ended the reporting period with a net asset value of $7.68 on October 31, 2018.

During the reporting period, the highest returns came from Terna Energy and GasLog, which returned 50.40% and 22.57%, respectively. The worst performers were Folli Follie and Aegean Marine Petroleum Network, which returned -65.53% and -60.31%, respectively.

After more than eight years into the debt-driven crisis, Greece exited its economic bailout program in August 2018. Reforms undertaken by the country, including significant austerity measures and asset sales, have stimulated an economic recovery that is gaining traction. Q2 2018 marked the sixth consecutive quarter of positive growth, with the GDP expanding 1.8% year-over-year. The country also successfully reversed its extraordinary fiscal deficit, which stood at 15% of GDP in 2009, and has turned into a surplus of approximately 3.5% as of April 2018. Economic growth has been primarily driven by exports. Industrial production is also picking up with improved confidence. Private consumption, which had been stagnant, is growing as wages have started to rise with strong growth in employment. A public debt of around 180% of GDP and high level of bad loans in the banking system remain concerns, making the economy vulnerable to external shocks.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Greece ETF	-15.63%	-15.43%	-7.94%	-8.08%	-18.33%	-18.41%	-8.47%	-8.44%
Hybrid MSCI All Greece Select 25/50 Index/ FTSE/ATHEX Custom Capped Index**	-15.46%	-15.46%	-7.09%	-7.09%	-17.70%	-17.70%	-7.57%	-7.57%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	0.78%	0.78%	2.41%	2.41%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2011.

19

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

** Reflects performance of the FTSE/ATHEX Custom Capped Index through February 29, 2016 and MSCI All Greece Select 25/50 Index, thereafter. The inception of the MSCI All Greece Select 25/50 Index (“New Index”) was on December 23, 2015. Effective on or around March 1, 2016, the Fund began to track the New Index. The change was due to the planned migration to the New Index, potentially allowing for broader exposure to the local market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

20

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

Global X MSCI Norway ETF

The Global X MSCI Norway ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Norway equity universe, as defined by the index provider. The Underlying Index may include large-, mid- or small-capitalization companies.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund increased 6.47%, while the Underlying Index increased 6.86%. The Fund had a net asset value of $13.50 per share on October 31, 2017 and ended the reporting period with a net asset value of $13.97 on October 31, 2018.

During the reporting period, the highest returns came from BW Offshore and Petroleum Geo-Services, which returned 96.51% and 91.78%, respectively. The worst performers were Protector Forsikring and XXL, which returned -57.34% and
-50.67%, respectively.

Norway’s economy continued to benefit from its pivot away from reliance on oil revenues to fund its expenditure. This includes a more diversified energy export portfolio, as Norway is now the third largest natural gas exporter and quickly becoming a hydropower exporter with its subsea cables connecting Norway to Germany and the UK. Efforts to diversify exports are complemented by policy reform that reduce corporate tax rates, simplify business regulation, improve education and skill development programs, and increase labor force participation. Although the government has worked to reduce its reliance on oil-related income, Norway still largely benefitted from higher Brent Crude oil prices, which increased nearly 24% over the reporting period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Norway ETF	6.47%	5.02%	12.61%	12.23%	0.04%	-0.17%	2.33%	2.20%
Hybrid MSCI Norway IMI 25/50 Index/FTSE Norway 30 Index**	6.86%	6.86%	12.94%	12.94%	0.34%	0.34%	2.97%	2.97%
MSCI EAFE Index	-6.85%	-6.85%	3.62%	3.62%	2.02%	2.02%	3.93%	3.93%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 9, 2010.

**Reflects performance of the FTSE Norway 30 Index through July 14, 2014 and the MSCI Norway IMI 25/50 Index thereafter.

21

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

22

Management Discussion of Fund Performance (unaudited)
Global X FTSE Nordic Region ETF

Global X FTSE Nordic Region ETF

The Global X FTSE Nordic Region ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Nordic 30 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 9.67%, while the Underlying Index decreased 9.52%. The Fund had a net asset value of $23.89 per share on October 31, 2017 and ended the reporting period with a net asset value of $20.82 on October 31, 2018.

During the reporting period, the highest returns came from Telefonaktiebolaget LM Ericsson and Equinor, which returned 41.29% and 34.06%, respectively. The worst performers were Danske Bank and A.P. Moller - Maersk, which returned
-47.56% and -32.81%, respectively.

Growth in the Nordic region was robust, supported by both domestic and external factors. Sweden’s economy grew at a strong pace, bolstered by exports and domestic demand. Exports were supported by a weaker currency and growth in the country’s key trading partners. Denmark’s economy experienced a steady upturn, supported by private consumption and business investments. Rising income, led by employment growth, boosted overall consumption. Finland’s economy benefitted from employment gains and income growth, which boosted private consumption and residential investment. Business investment was supported by high capacity utilization and growing exports. Norway’s economy strengthened on increases in oil prices and an associated pick-up in investment, and rising income from employment growth.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Nordic Region ETF	-9.67%	-10.15%	1.13%	1.09%	0.67%	0.54%	6.71%	6.66%
FTSE Nordic 30 Index	-9.52%	-9.52%	1.06%	1.06%	0.59%	0.59%	6.66%	6.66%
MSCI EAFE Index	-6.85%	-6.85%	3.62%	3.62%	2.02%	2.02%	5.64%	5.64%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on August 17, 2009.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

23

Management Discussion of Fund Performance (unaudited)
Global X FTSE Nordic Region ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

24

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

Global X MSCI Nigeria ETF

The Global X MSCI Nigeria ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Nigeria Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Nigeria equity universe, while including a minimum number of constituents, as defined by the index provider.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 14.46%, while the Underlying Index decreased 11.43%. The Fund had a net asset value of $21.43 per share on October 31, 2017 and ended the reporting period with a net asset value of $17.98 on October 31, 2018.

During the reporting period, the highest returns came from Diamond Bank and Seplat Petroleum Development Co., which returned 38.45% and 33.25%, respectively. The worst performers were Lafarge Africa and Nigerian Breweries, which returned -62.02% and -43.76%, respectively.

Nigeria’s economy continued its recovery from a deep recession that was originally caused by the selloff in oil prices from 2014-2016. In Q2 2018, the economy registered growth of 1.5%, its fifth consecutive quarter of positive economic growth. However, the pace of overall economic growth remains slow compared to previous levels in the early 2010’s. Higher oil prices as well as growth in non-oil sectors supported economic expansion during the review period. The non-oil sector was the major growth driver in Q2 2018, with services growing the fastest since 2016. Activity in non-oil non-agriculture remains weak as low purchasing power due to a weakened currency is affecting consumer demand, and as private sector lending remains low. Reforms are under way to improve the business environment, increase private investment, raise spending in priority sectors, such as agriculture and infrastructure, create jobs, improve healthcare for the growing population, and provide macroeconomic stability and economic diversification.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Nigeria ETF	-14.46%	-11.77%	-14.80%	-14.49%	-19.25%	-19.34%	-17.82%	-17.39%
Hybrid MSCI All Nigeria Select 25/50 Index/Solactive Nigeria Index**	-11.43%	-11.43%	-12.45%	-12.45%	-17.31%	-17.31%	-15.95%	-15.95%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	0.78%	0.78%	1.15%	1.15%

Growth of a $10,000 Investment
(At Net Asset Value)

25

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

*Fund commenced operations on April 2, 2013.

**Reflects performance of the Solactive Nigeria Index through August 14, 2014 and the MSCI All Nigeria Select 25/50 Index thereafter.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. The Fund’s performance reflects contractual fee waivers in effect from its inception through February 29, 2016. Absent these waivers performance would have been lower. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

26

Management Discussion of Fund Performance (unaudited)
Global X Next Emerging & Frontier ETF

Global X Next Emerging & Frontier ETF

The Global X Next Emerging & Frontier ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Next Emerging & Frontier Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect equity performance of next emerging markets and frontier markets companies, as defined by the index provider. Next Emerging markets are defined as emerging market countries, excluding the BRICs (Brazil, Russia, India and China) and excluding the most developed tier of emerging markets (South Korea and Taiwan). Frontier markets are those emerging market countries that generally have smaller economies or less developed capital markets.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 11.66%, while the Underlying Index decreased 11.15%. The Fund had a net asset value of $23.28 per share on October 31, 2017 and ended the reporting period with a net asset value of $20.22 on October 31, 2018.

During the reporting period, the highest returns came from Ecopetrol and Qatar National Bank, which returned 118.27% and 68.10%, respectively. The worst performers were Turk Telekomunikasyon and Banco Macro, which returned -66.38% and -63.56%, respectively.

While demonstrating high growth potential, many emerging and frontier market equities depend on high commodity prices and a weak dollar to fuel their expansions. During the reporting period, oil, a key export for many emerging & frontier markets appreciated by approximately 24%. Yet other export prices were mixed, with copper and soybean prices falling and corn rising. In addition, slowing growth in China hurt many emerging and frontier countries that depend on China as a major trade partner. Further, rising interest rates in the US caused the US dollar to appreciate, which increased the borrowing costs for many companies in the developing world while reducing the value of their stock prices in dollar-terms.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Next Emerging & Frontier ETF	-11.66%	-11.99%	3.97%	4.23%	-2.53%	-2.64%
Solactive Next Emerging & Frontier Index	-11.15%	-11.15%	4.67%	4.67%	-1.88%	-1.88%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	1.14%	1.14%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 6, 2013.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

27

Management Discussion of Fund Performance (unaudited)
Global X Next Emerging & Frontier ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

28

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

Global X MSCI Portugal ETF

The Global X MSCI Portugal ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Portugal Plus 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Portugal equity universe, while including a minimum number of constituents, as defined by the index provider.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 7.26%, while the Underlying Index decreased 7.18%. The Fund had a net asset value of $12.49 per share on October 31, 2017 and ended the reporting period with a net asset value of $11.24 on October 31, 2018.

During the reporting period, the highest returns came from Altri and Banco Espirito Santo, which returned 42.96% and 12.50%, respectively. The worst performers were Pharol and Altice Europe, which returned -64.57% and
-50.78%, respectively.

The Portuguese economy grew at by 2.1% year-over-year in Q3 2018, which is significantly higher than the European Union’s broad growth rate of 0.3%. The growth was supported by strong domestic demand, mainly private consumption, as the labor market continued to improve, pulling the unemployment rate further down. In September 2018, the unemployment rate fell to a 14-year low of 6.6%. Private investment growth continued with increasing capacity utilization, while rising housing prices drove additional residential investments. Fiscal policy was expansionary during the reporting period, but efforts are underway to move towards a balanced budget and reducing the ratio of public debt to GDP further. In Q2 2018, the debt-to-GDP ratio stood at approximately 125%, down from almost 130% in Q3 2017. The government targets to reduce the ratio to around 122% by end 2018 to further ease the country’s debt load.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Portugal ETF	-7.26%	-8.24%	5.18%	5.10%	-3.05%	-3.24%
Hybrid FTSE Portugal 20 Index/MSCI All Portugal Plus 25/50 Index**	-7.18%	-7.18%	5.10%	5.10%	-2.90%	-2.90%
MSCI EAFE Index	-6.85%	-6.85%	3.62%	3.62%	2.26%	2.26%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 12, 2013.
** Hybrid index performance reflects the performance of the FTSE Portugal 20 Index through December 5, 2016, and the MSCI All Portugal Plus 25/50 Index thereafter.

29

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

30

Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

Global X MSCI Pakistan ETF

The Global X MSCI Pakistan ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Pakistan Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Pakistan equity universe, while including a minimum number of constituents, as defined by the index provider. The broad Pakistan equity universe includes securities that are classified in Pakistan according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Pakistan and carry out the majority of their operations in Pakistan.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 17.53%, while the Underlying Index decreased 16.54%. The Fund had a net asset value of $13.56 per share on October 31, 2017 and ended the reporting period with a net asset value of $10.26 on October 31, 2018.

During the reporting period, the highest returns came from Pakistan International Bulk Terminal and Bank Alfalah, which returned 25.50% and 20.18%, respectively. The worst performers were Honda Atlas Cars (Pakistan) and National Refinery, which returned -61.52% and -60.29%, respectively.

Pakistan’s economy gained momentum during the reporting period, growing at its highest rate in 13 years in the financial year (FY) ending June 2018, clocking growth of 5.8% year-over-year. This growth was supported by higher agricultural growth, which nearly doubled year-over-year to 3.8% during the year, and robust growth in the services sector. Private consumption slowed slightly to 6.3%, but remained the largest contributor to GDP growth with an 81% share as of June 2018. However, the rising budget deficit, swelling current account deficit, rising debt obligations, and falling foreign exchange reserves remain concerns that battered the country’s currency. The newly formed government is taking measures, such as imposing import tariffs and raising the policy rate, to deal with the current macroeconomic imbalances, but the efficacy of such policies remain uncertain.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Pakistan ETF*	-17.53%	-19.15%	-5.69%	-6.77%	-6.88%	-7.55%
MSCI All Pakistan Select 25/50 Index	-16.54%	-16.54%	-3.78%	-3.78%	-4.83%	-4.83%
MSCI Emerging Markets Index	-12.52%	-12.52%	6.52%	6.52%	-0.15%	-0.15%

Growth of a $10,000 Investment
(At Net Asset Value)

31

Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

*Fund commenced operations on April 22, 2015.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

32

Schedule of Investments	October 31, 2018

Global X China Consumer ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 56.0%
Communication Services — 4.4%
Bilibili ADR *	118,469	$1,599,332
HUYA ADR *	23,619	409,081
iQIYI ADR *	171,173	3,361,838
		5,370,251
Consumer Discretionary — 40.6%
Alibaba Group Holding ADR *	38,873	5,530,850
ANTA Sports Products	721,496	2,963,514
Ctrip.com International ADR *	164,763	5,483,313
Dongfeng Motor Group, Cl H	2,011,546	1,980,909
GOME Electrical Appliances Holding * (A)	3,050,005	303,468
Great Wall Motor, Cl H (A)	2,162,797	1,280,121
Guangzhou Automobile Group, Cl H	1,976,623	1,999,467
Huazhu Group ADR	90,821	2,375,877
JD.com ADR *	243,190	5,719,829
Li Ning *	1,257,369	1,177,270
New Oriental Education & Technology Group ADR *	91,101	5,330,319
TAL Education Group ADR *	243,433	7,054,688
Vipshop Holdings ADR *	214,338	1,041,683
Yum China Holdings	176,598	6,371,656
		48,612,964
Consumer Staples — 9.5%
China Resources Beer Holdings	960,588	3,339,034
Hengan International Group	473,849	3,753,606
Tingyi Cayman Islands Holding	1,303,525	1,928,833
Want Want China Holdings	3,437,009	2,455,194
		11,476,667
Industrials — 1.5%
Air China, Cl H	1,197,928	964,222
China Southern Airlines, Cl H	1,655,191	895,223
		1,859,445
TOTAL CHINA		67,319,327

The accompanying notes are an integral part of the financial statements.
33

Schedule of Investments	October 31, 2018

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
HONG KONG— 43.7%
Communication Services — 0.5%
China Literature *	112,200	$606,127
Consumer Discretionary — 28.8%
BAIC Motor, Cl H	1,160,400	651,295
Brilliance China Automotive Holdings	2,041,300	1,781,066
BYD, Cl H	486,400	3,151,915
China ZhengTong Auto Services Holdings	744,200	355,041
Chow Tai Fook Jewellery Group	747,579	655,135
Galaxy Entertainment Group *	1,005,300	5,437,242
Geely Automobile Holdings	3,215,200	6,152,001
Li & Fung	3,983,300	787,575
Melco Crown Entertainment ADR	270,719	4,502,057
Melco International Development	487,700	833,633
Shenzhou International Group Holdings	509,962	5,633,430
Techtronic Industries	964,500	4,515,288
		34,455,678
Consumer Staples — 9.8%
China Mengniu Dairy *	1,889,652	5,568,151
Health and Happiness H&H International Holdings *	143,600	816,971
Sun Art Retail Group	1,117,525	1,221,674
WH Group	6,045,800	4,233,926
		11,840,722
Industrials — 4.6%
MTR	1,140,200	5,526,902
TOTAL HONG KONG		52,429,429
TOTAL COMMON STOCK
(Cost $172,451,847)		119,748,756

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $78,381)	78,381	78,381

REPURCHASE AGREEMENTS(B) — 0.9%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $248,693 (collateralized by U.S. Treasury Obligations, ranging in par value $85,733 - $161,430, 3.500%, 5/15/2020, with a total market value of $253,703)	$248,678	248,678

The accompanying notes are an integral part of the financial statements.
34

Schedule of Investments	October 31, 2018

Global X China Consumer ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $863,515 (collateralized by U.S. Treasury Obligations, ranging in par value $86,346 - $172,693, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $883,407)	$863,463	$863,463

TOTAL REPURCHASE AGREEMENTS
(Cost $1,112,141)		1,112,141
TOTAL INVESTMENTS — 100.7%
(Cost $173,642,369)		$120,939,278
Percentages are based on Net Assets of $120,102,486.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $1,109,372.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $1,190,522.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$119,748,756	$—	$—	$119,748,756
Short-Term Investment	78,381	—	—	78,381
Repurchase Agreements	—	1,112,141	—	1,112,141
Total Investments in Securities	$119,827,137	$1,112,141	$—	$120,939,278

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
35

Schedule of Investments	October 31, 2018

Global X China Energy ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 49.3%
Consumer Discretionary — 0.5%
Tianneng Power International	18,215	$14,568
Energy — 31.5%
Anton Oilfield Services Group *	50,100	7,094
China Coal Energy, Cl H	57,841	25,898
China Oilfield Services, Cl H	50,186	47,053
China Petroleum & Chemical, Cl H	347,497	281,920
China Shenhua Energy, Cl H	60,430	136,903
Honghua Group *	67,700	4,404
Kunlun Energy	85,525	97,096
PetroChina, Cl H	390,363	285,823
Yanzhou Coal Mining, Cl H	46,325	43,787
		929,978
Information Technology — 0.1%
JinkoSolar Holding ADR *	532	4,288
Utilities — 17.2%
CGN Power, Cl H	277,260	63,661
China Longyuan Power Group, Cl H	86,066	65,433
China Resources Power Holdings	49,301	86,661
Datang International Power Generation, Cl H	78,212	17,459
ENN Energy Holdings	17,241	146,582
Huadian Fuxin Energy, Cl H	70,760	12,727
Huadian Power International, Cl H	45,001	17,049
Huaneng Power International, Cl H	116,551	64,970
Huaneng Renewables, Cl H	132,240	33,906
		508,448
TOTAL CHINA		1,457,282
HONG KONG— 50.5%
Energy — 10.6%
Agritrade Resources	66,800	13,293
China Suntien Green Energy, Cl H	43,400	11,072
CNOOC	158,285	271,771

The accompanying notes are an integral part of the financial statements.
36

Schedule of Investments	October 31, 2018

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EPI Holdings *	83,100	$6,148
Sinopec Kantons Holdings	23,600	9,603
		311,887
Industrials — 0.4%
Xinjiang Goldwind Science & Technology, Cl H	16,778	12,499
Information Technology — 0.7%
GCL-Poly Energy Holdings *	329,521	19,546
Materials — 0.4%
Shougang Fushan Resources Group	56,215	11,330
Utilities — 38.4%
Beijing Enterprises Holdings	13,263	71,734
Beijing Gas Blue Sky Holdings *	122,100	7,943
Beijing Jingneng Clean Energy, Cl H	69,300	12,995
Canvest Environmental Protection Group	26,700	14,202
China Gas Holdings	47,617	150,637
China Power International Development	119,074	23,543
China Resources Gas Group	22,170	84,841
CLP Holdings	27,240	305,431
Hong Kong & China Gas	160,409	306,110
Power Assets Holdings	21,190	141,503
Towngas China *	25,000	18,177
		1,137,116
TOTAL HONG KONG		1,492,378
TOTAL INVESTMENTS — 99.8%
(Cost $3,260,091)		$2,949,660

Percentages are based on Net Assets of $2,954,704.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
37

Schedule of Investments	October 31, 2018

Global X China Financials ETF
___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.
	Shares	Value
COMMON STOCK — 99.9%
CHINA— 46.2%
Financials — 45.1%
Agricultural Bank of China, Cl H	1,992,788	$874,454
Bank of China, Cl H	3,536,234	1,506,623
Bank of Communications, Cl H	528,671	396,534
China Citic Bank, Cl H	655,022	405,242
China Construction Bank, Cl H	3,974,626	3,153,580
China Life Insurance, Cl H	524,340	1,044,747
China Merchants Bank, Cl H	273,734	1,054,515
China Minsheng Banking, Cl H	472,826	348,615
China Pacific Insurance Group, Cl H	195,412	727,866
CITIC Securities, Cl H	156,496	275,486
Country Garden Holdings	539,897	577,817
Industrial & Commercial Bank of China, Cl H	2,218,737	1,500,026
PICC Property & Casualty, Cl H	485,663	470,832
Ping An Insurance Group of China, Cl H	156,814	1,477,245
Qudian ADR *	18,159	75,723
		13,889,305
Real Estate — 1.1%
Guangzhou R&F Properties	66,193	103,857
Longfor Group Holdings	98,038	238,110
		341,967
TOTAL CHINA		14,231,272
HONG KONG— 53.7%
Financials — 26.8%
AIA Group	393,900	2,982,111
BOC Hong Kong Holdings	252,800	944,848
China Taiping Insurance Holdings	101,930	340,659
Haitong Securities, Cl H	191,100	192,333
Hang Seng Bank	51,040	1,195,365
Hong Kong Exchanges & Clearing	57,550	1,526,954
New China Life Insurance, Cl H	68,111	318,426
People's Insurance Group of China, Cl H	491,500	200,628
Postal Savings Bank of China, Cl H	872,400	520,809
		8,222,133
Industrials — 4.9%
CK Hutchison Holdings	142,350	1,433,596

The accompanying notes are an integral part of the financial statements.
38

Schedule of Investments	October 31, 2018

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Country Garden Services Holdings *	72,118	$93,098
		1,526,694
Real Estate — 22.0%
China Evergrande Group	123,961	295,695
China Overseas Land & Investment	339,266	1,062,451
China Resources Land	188,708	640,308
China Vanke, Cl H	87,700	270,168
CK Asset Holdings	174,550	1,133,326
Future Land Development Holdings *	117,000	67,161
Henderson Land Development	84,000	391,101
New World Development	397,600	504,139
Shimao Property Holdings	69,404	135,809
Sun Hung Kai Properties	102,100	1,327,141
Sunac China Holdings	159,500	433,369
Wharf Real Estate Investment	81,100	502,258
		6,762,926
TOTAL HONG KONG		16,511,753
TOTAL INVESTMENTS — 99.9%
(Cost $32,872,512)		$30,743,025

Percentages are based on Net Assets of $30,783,511.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

 The accompanying notes are an integral part of the financial statements.
39

Schedule of Investments		October 31, 2018

Global X China Industrials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.2%
CHINA— 53.0%
Industrials — 38.6%
BEST ADR *	4,796	$30,167
China Communications Construction, Cl H	96,443	88,208
China COSCO Holdings, Cl H *	69,132	24,692
China Lesso Group Holdings	25,955	13,674
China Railway Construction, Cl H	50,701	64,157
China Railway Group, Cl H	103,998	92,862
CRRC	110,353	96,848
Guangshen Railway, Cl H	38,248	14,295
Haitian International Holdings	17,126	33,424
Jiangsu Expressway, Cl H	32,819	44,041
Shanghai Electric Group, Cl H	71,471	23,248
Sinotrans, Cl H	54,600	19,014
Sinotruk Hong Kong	17,800	25,567
Weichai Power, Cl H	52,096	51,502
Yangzijiang Shipbuilding Holdings	60,073	53,791
Zhejiang Expressway, Cl H	38,440	32,216
Zhuzhou CRRC Times Electric, Cl H	14,723	78,691
		786,397
Information Technology — 1.4%
Hollysys Automation Technologies	1,489	28,619
Materials — 13.0%
Anhui Conch Cement, Cl H	17,177	88,740
China National Building Material, Cl H	103,837	74,175
China Shanshui Cement Group *	243,752	102,297
		265,212
TOTAL CHINA		1,080,228
HONG KONG— 47.2%
Consumer Discretionary — 5.3%
Minth Group	18,600	60,265
Xinyi Glass Holdings	47,700	47,217
		107,482
Industrials — 25.8%
AviChina Industry & Technology, Cl H	58,690	39,080

The accompanying notes are an integral part of the financial statements.
40

Schedule of Investments		October 31, 2018

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Beijing Capital International Airport, Cl H	43,931	$47,577
BYD, Cl H	14,914	96,644
China Everbright International	91,950	73,308
China High Speed Transmission Equipment Group (A) (B)	11,350	10,583
China Merchants Holdings International	34,331	58,420
China State Construction International Holdings	44,410	31,667
COSCO Pacific	43,430	44,319
Orient Overseas International *	3,140	18,425
Seaspan, Cl A	2,635	23,557
Shanghai Industrial Holdings	11,939	25,098
Shenzhen International Holdings	23,906	45,742
Zoomlion Heavy Industry Science and Technology	37,100	11,879
		526,299
Information Technology — 3.9%
Sunny Optical Technology Group	9,194	79,750
Materials — 4.0%
China Resources Cement Holdings	58,621	51,671
Lee & Man Paper Manufacturing	34,500	29,530
		81,201
Utiliites — 8.2%
Beijing Enterprises Water Group	137,130	69,795
Guangdong Investment	54,160	96,721
		166,516
TOTAL HONG KONG		961,248
TOTAL INVESTMENTS — 100.2%
(Cost $2,761,027)		$2,041,476

Percentages are based on Net Assets of $2,038,184.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2018, was $10,583 and represents 0.5% of net assets.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,030,893	$—	$10,583	$2,041,476
Total Investments in Securities	$2,030,893	$—	$10,583	$2,041,476

The accompanying notes are an integral part of the financial statements.
41

Schedule of Investments		October 31, 2018

Global X China Industrials ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2017	$37,533
Transfers out of Level 3	(102,297)
Transfers into Level 3	10,584
Net sales	(31,982)
Realized gain (loss)	(61,468)
Change in unrealized appreciation (depreciation)	158,213
Ending Balance as of October 31, 2018	$10,583

For the year ended October 31, 2018, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the year ended October 31, 2018, there have been no transfers between Level 1 and Level 2 instruments.

The accompanying notes are an integral part of the financial statements.
42

Schedule of Investments		October 31, 2018

Global X China Materials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.1%
CHINA— 63.2%
Energy — 1.7%
Sinopec Yizheng Chemical Fibre, Cl H *	365,514	$40,564
Industrials — 4.8%
Fosun International	78,140	114,029
Information Technology — 0.7%
Daqo New Energy ADR *	865	18,468
Materials — 56.0%
Aluminum Corp of China, Cl H *	297,039	107,609
Angang Steel, Cl H	134,624	114,542
Asia Cement China Holdings	55,200	47,388
BBMG, Cl H	279,140	76,912
China BlueChemical	230,209	78,700
China Hongqiao Group	172,700	115,656
China Molybdenum, Cl H	329,954	122,480
Dongyue Group	138,300	73,742
Jiangxi Copper, Cl H	105,991	116,815
Maanshan Iron & Steel, Cl H	220,025	117,880
Real Gold Mining *(A) (B) (C)	97,864	—
Sinofert Holdings *	227,430	25,530
Sinopec Shanghai Petrochemical, Cl H	248,350	108,978
Zhaojin Mining Industry	130,684	115,358
Zijin Mining Group, Cl H	323,059	119,920
		1,341,510
TOTAL CHINA		1,514,571
HONG KONG— 36.9%
Energy — 2.1%
China Unienergy Group *	30,600	49,182
Industrials — 5.1%
Citic Pacific	80,940	121,419
Information Technology — 8.2%
Kingboard Holdings	39,500	105,811
Kingboard Laminates Holdings	118,700	90,849
		196,660
Materials — 21.5%
China Lumena New Materials *(A) (B) (C)	1,950	—

The accompanying notes are an integral part of the financial statements.
43

Schedule of Investments		October 31, 2018

Global X China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Oriental Group	134,800	$106,610
CPMC Holdings	59,900	19,637
Fufeng Group *	197,754	83,749
MMG *	286,100	107,296
Nine Dragons Paper Holdings	122,070	116,474
West China Cement	299,560	44,326
Xiwang Special Steel	97,900	19,107
Youyuan International Holdings *	56,700	18,733
		515,932
TOTAL HONG KONG		883,193
TOTAL INVESTMENTS — 100.1%
(Cost $3,249,495)		$2,397,764

Percentages are based on Net Assets of $2,394,840.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of October 31, 2018 was $0 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2018, was $0 and represents 0.0% of net assets.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$2,397,764	$—	$—	(1)	$2,397,764
Total Investments in Securities	$2,397,764	$—	$—		$2,397,764

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2017	$194,512
Net sales	(194,259)
Realized gain (loss)	55,792
Change in unrealized appreciation (depreciation)	(56,045)
Ending Balance as of October 31, 2018	$—

For the year ended October 31, 2018, there have been no transfers between Level 1 and Level 2 instruments.

(1)Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments		October 31, 2018

Global X NASDAQ China Technology ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 72.8%
Communication Services — 53.8%
Autohome ADR *	14,158	$1,024,756
Baidu ADR *	10,336	1,964,460
China Communications Services, Cl H	854,853	691,350
Momo ADR *	50,569	1,697,601
NetEase ADR	11,840	2,460,944
SINA *	16,482	1,043,476
Sogou ADR * (A)	33,908	197,006
Sohu.com ADR *	8,207	148,301
Tencent Holdings	54,045	1,840,705
Weibo ADR *	20,538	1,211,947
YY ADR *	15,302	977,798
		13,258,344
Consumer Discretionary — 2.9%
500.com ADR, Cl A * (A)	7,537	55,246
Baozun ADR * (A)	16,477	655,949
		711,195
Information Technology — 16.1%
21Vianet Group ADR *	17,094	185,897
Cheetah Mobile ADR *	15,092	143,827
Coolpad Group *(B) (C) (D)	777,435	17,850
GDS Holdings ADR *	16,406	385,049
Gridsum Holding ADR * (A)	4,440	23,843
Kingdee International Software Group	738,689	603,058
Kingsoft	334,200	473,202
Lenovo Group	1,793,073	1,141,342
Link Motion ADR *	32,206	17,262
O-Net Technologies Group *	155,500	67,243
Shanghai Baosight Software, Cl B	86,289	148,848
Travelsky Technology, Cl H	312,095	756,410
		3,963,831
TOTAL CHINA		17,933,370

The accompanying notes are an integral part of the financial statements.
45

Schedule of Investments		October 31, 2018

Global X NASDAQ China Technology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
HONG KONG— 27.0%
Communication Services — 1.7%
HKBN	225,170	$337,781
Tian Ge Interactive Holdings	186,500	98,253
		436,034
Health Care — 3.8%
Alibaba Health Information Technology *	1,155,109	934,177
Information Technology — 21.5%
ASM Pacific Technology	97,033	837,964
BYD Electronic International	239,381	280,623
China Goldjoy Group	4,110,400	167,784
Chinasoft International *	775,356	454,963
Comba Telecom Systems Holdings *	506,100	71,014
Digital China Holdings *	265,348	127,269
FIH Mobile *	1,128,309	105,067
Green Leader Holdings Group *	2,051,300	17,532
Hua Hong Semiconductor	150,000	260,989
Legend Holdings, Cl H	207,900	564,873
Meitu *	717,500	374,337
Nanfang Communication Holdings	105,100	67,704
National Agricultural Holdings *(B) (C) (D)	204,200	6,200
PAX Global Technology	262,980	129,487
Semiconductor Manufacturing International * (A)	991,221	818,073
SUNeVision Holdings	227,900	122,680
VTech Holdings	62,180	729,719
Yangtze Optical Fibre and Cable Joint Stock, Cl H	65,100	158,610
		5,294,888
TOTAL HONG KONG		6,665,099
TOTAL COMMON STOCK
(Cost $27,693,623)		24,598,469

SHORT-TERM INVESTMENT(E)(F) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $70,009)	70,009	70,009

REPURCHASE AGREEMENTS(E) — 4.0%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $222,129 (collateralized by U.S. Treasury Obligations, ranging in par value $76,576 - $144,187, 3.500%, 5/15/2020, with a total market value of $226,604)	$222,116	222,116

The accompanying notes are an integral part of the financial statements.
46

Schedule of Investments		October 31, 2018

Global X NASDAQ China Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(E) — continued
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $771,281 (collateralized by U.S. Treasury Obligations, ranging in par value $77,123 - $154,247, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $789,048)	$771,234	$771,234
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $993,350)		993,350
TOTAL INVESTMENTS — 104.1%
(Cost $28,756,982)		$25,661,828

Percentages are based on Net Assets of $24,644,908.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $1,045,307.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of October 31, 2018 was $24,050 and represented 0.1% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2018, was $24,050 and represents 0.1% of net assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $1,063,359.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

ADR — American Depositary Receipt
Cl — Class

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$24,574,419	$—	$24,050	$24,598,469
Short-Term Investment	70,009	—	—	70,009
Repurchase Agreements	—	993,350	—	993,350
Total Investments in Securities	$24,644,428	$993,350	$24,050	$25,661,828

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2018, the transfers into  Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.
The accompanying notes are an integral part of the financial statements.
47

Schedule of Investments		October 31, 2018

Global X FTSE Southeast Asia ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
INDONESIA— 18.2%
Communication Services — 3.2%
Telekomunikasi Indonesia Persero	2,241,300	$567,604
Consumer Discretionary — 2.8%
Astra International	958,781	498,232
Consumer Staples — 2.0%
Gudang Garam	21,300	101,298
Hanjaya Mandala Sampoerna	406,700	99,786
Unilever Indonesia	53,576	152,332
		353,416
Financials — 10.2%
Bank Central Asia	458,796	713,733
Bank Mandiri	872,180	392,990
Bank Negara Indonesia Persero	351,300	169,266
Bank Rakyat Indonesia Persero	2,507,000	519,458
		1,795,447
TOTAL INDONESIA		3,214,699
MALAYSIA— 21.3%
Communication Services — 2.9%
Axiata Group	209,788	170,959
DiGi.com	173,000	178,188
Maxis	130,806	163,488
		512,635
Consumer Staples — 1.2%
Sime Darby Plantation	166,596	209,415
Financials — 10.9%
CIMB Group Holdings	310,975	425,087
Malayan Banking	277,431	629,184

The accompanying notes are an integral part of the financial statements.
48

Schedule of Investments		October 31, 2018

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Public Bank	146,199	$859,480
		1,913,751
Health Care — 0.9%
IHH Healthcare	133,380	159,374
Materials — 1.7%
Petronas Chemicals Group	133,424	298,127
Utilities — 3.7%
Tenaga Nasional	187,745	659,542
TOTAL MALAYSIA		3,752,844
PHILIPPINES— 5.1%
Industrials — 2.2%
SM Investments	22,680	381,497
Real Estate — 2.9%
Ayala Land	327,660	242,813
SM Prime Holdings	425,200	268,606
		511,419
TOTAL PHILIPPINES		892,916
SINGAPORE— 30.0%
Communication Services — 4.6%
Singapore Telecommunications	353,604	806,895
Consumer Discretionary — 0.6%
Jardine Cycle & Carriage	4,618	100,944
Consumer Staples — 1.2%
Wilmar International	91,951	209,825
Financials — 21.2%
DBS Group Holdings	85,873	1,454,781
Oversea-Chinese Banking	155,166	1,203,410
United Overseas Bank	60,847	1,071,238
		3,729,429
Industrials — 0.9%
Singapore Airlines	23,843	163,223
Real Estate — 1.5%
CapitaLand	118,318	268,283
TOTAL SINGAPORE		5,278,599
THAILAND— 25.2%
Communication Services — 1.8%
Advanced Info Service NVDR	53,061	313,724
Consumer Staples — 2.8%
CP ALL NVDR	247,173	501,430

The accompanying notes are an integral part of the financial statements.
49

Schedule of Investments		October 31, 2018

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Energy — 7.5%
PTT NVDR	679,940	$1,046,062
PTT Exploration & Production NVDR	66,110	278,200
		1,324,262
Financials — 6.8%
Bangkok Bank	5,100	31,846
Bangkok Bank NVDR	17,611	109,969
Kasikornbank NVDR	95,408	574,175
Siam Commercial Bank NVDR	114,031	472,979
		1,188,969
Industrials — 2.2%
Airports of Thailand NVDR	202,000	389,985
Materials — 4.1%
PTT Global Chemical NVDR	95,700	223,011
Siam Cement NVDR	40,226	507,224
		730,235
TOTAL THAILAND		4,448,605
TOTAL INVESTMENTS — 99.8%
(Cost $18,802,932)		$17,587,663

Percentages are based on Net Assets of $17,614,200.

NVDR — Non-Voting Depositary Receipt

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments		October 31, 2018

Global X MSCI Colombia ETF

Sector Weightings (Unaudited)†

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 88.6%
CHILE— 4.5%
Energy — 2.2%
Empresas COPEC	126,300	$1,769,388
Utilities — 2.3%
Enersis	11,862,899	1,868,593
TOTAL CHILE		3,637,981
COLOMBIA— 84.1%
Consumer Staples — 7.6%
Almacenes Exito	678,816	2,928,933
Grupo Nutresa	481,962	3,336,262
		6,265,195
Energy — 20.5%
Canacol Energy *	690,123	1,939,124
Ecopetrol ADR	642,924	14,954,412
		16,893,536
Financials — 36.9%
Banco de Bogota	130,018	2,583,817
BanColombia	564,879	5,309,502
BanColombia ADR	295,962	10,932,836
Financiera Colombiana *	407,674	2,492,997
Grupo Aval Acciones y Valores ADR	466,811	3,281,681
Grupo de Inversiones Suramericana	585,128	5,703,259
		30,304,092
Materials — 7.2%
Cementos Argos	1,076,781	2,346,427
Cemex Latam Holdings *	886,217	1,375,475
Grupo Argos	469,018	2,183,852
		5,905,754
Utilities — 11.9%
Celsia ESP	2,175,788	2,688,080
Grupo Energia Bogota ESP	6,357,206	3,660,604

The accompanying notes are an integral part of the financial statements.
51

Schedule of Investments		October 31, 2018

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
	942,450	$3,498,904
Utilities — continued
Interconexion Electrica
		9,847,588
TOTAL COLOMBIA		69,216,165
TOTAL COMMON STOCK
(Cost $79,983,462)		72,854,146

PREFERRED STOCK — 11.2%(A)
COLOMBIA— 11.2%
Financials — 7.7%
Banco Davivienda	373,390	3,593,080
Grupo Aval Acciones y Valores	1,431,941	502,281
Grupo de Inversiones Suramericana	248,317	2,266,190
		6,361,551
Industrials — 1.6%
Avianca Holdings	2,206,289	1,352,608
Materials — 1.9%
Cementos Argos GDR	363,393	654,255
Grupo Argos	217,301	876,895
		1,531,150
TOTAL PREFERRED STOCK
(Cost $11,495,038)		9,245,309
TOTAL INVESTMENTS — 99.8%
(Cost $91,478,500)		$82,099,455

Percentages are based on Net Assets of $82,282,257.

*	Non-income producing security.
(A)	There’s currently no stated interest rate.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2, and Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
52

Schedule of Investments		October 31, 2018

Global X MSCI Argentina ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.2%
ARGENTINA— 62.9%
Communication Services — 4.8%
Telecom Argentina ADR	238,533	$4,319,832
Consumer Discretionary — 22.0%
MercadoLibre *	60,580	19,658,210
Consumer Staples — 2.8%
Adecoagro *	309,741	2,477,928
Energy — 4.6%
YPF ADR *	276,557	4,148,355
Financials — 13.6%
Banco Macro ADR	93,475	4,177,398
BBVA Banco Frances ADR	199,382	2,187,220
Grupo Financiero Galicia ADR	190,653	4,396,458
Grupo Supervielle ADR	170,285	1,420,177
		12,181,253
Materials — 1.7%
Loma Negra Cia Industrial Argentina ADR *	168,782	1,520,726
Oil & Gas — 3.4%
Transportadora de Gas del Sur ADR	206,949	3,006,969
Real Estate — 3.0%
Cresud SACIF y A ADR	118,405	1,406,651
IRSA Inversiones y Representaciones ADR	91,332	1,221,109
		2,627,760
Utilities — 7.0%
Central Puerto ADR	195,810	1,875,860
Empresa Distribuidora Y Comercializadora Norte ADR *	23,866	544,145

The accompanying notes are an integral part of the financial statements.
53

Schedule of Investments		October 31, 2018

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Pampa Energia ADR *	117,344	$3,885,260
		6,305,265
TOTAL ARGENTINA		56,246,298
CANADA— 4.0%
Materials — 4.0%
Pan American Silver	112,484	1,660,815
SSR Mining *	192,647	1,892,363
TOTAL CANADA		3,553,178
CHILE— 3.7%
Consumer Staples — 3.7%
Cencosud	733,050	1,524,997
Cia Cervecerias Unidas	144,698	1,797,798
TOTAL CHILE		3,322,795
LUXEMBOURG— 15.6%
Energy — 15.6%
Tenaris	939,059	13,975,707
SPAIN— 1.7%
Industrials — 1.7%
Prosegur Cia de Seguridad	279,183	1,552,546
UNITED KINGDOM— 0.8%
Oil & Gas — 0.8%
Phoenix Global Resources *	2,847,605	672,214
UNITED STATES— 6.5%
Consumer Discretionary — 1.2%
Despegar.com *	65,004	1,044,614
Industrials — 1.0%
America Airports *	110,472	876,043
Information Technology — 4.3%
Globant *	75,447	3,884,012
TOTAL UNITED STATES		5,804,669
URUGUAY— 3.0%
Consumer Discretionary — 3.0%
Arcos Dorados Holdings, Cl A	371,760	2,680,390
TOTAL COMMON STOCK
(Cost $115,370,828)		87,807,797

The accompanying notes are an integral part of the financial statements.
54

Schedule of Investments		October 31, 2018

Global X MSCI Argentina ETF

	Shares	Value
PREFERRED STOCK — 1.7%
CHILE— 1.7%
Consumer Staples — 1.7%
Embotelladora Andina(A)
(Cost $2,048,605)	444,804	$1,536,749
TOTAL INVESTMENTS — 99.9%
(Cost $117,419,433)		$89,344,546

Percentages are based on Net Assets of $89,390,954.

*	Non-income producing security.
(A)	There’s currently no stated interest rate.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
55

Schedule of Investments		October 31, 2018

Global X MSCI Greece ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
GREECE— 95.1%
Communication Services — 12.6%
Hellenic Telecommunications Organization	2,901,645	$32,384,064
Consumer Discretionary — 21.4%
FF Group *(A)(B)(C)	452,712	861,751
FF Group ADR *(A)(B)(C)	200,300	381,278
JUMBO	808,509	11,799,173
JUMBO ADR	340,000	4,961,858
OPAP	1,903,620	17,902,315
OPAP ADR	1,404,900	6,715,422
Titan Cement	345,246	7,604,589
Titan Cement ADR	439,800	4,843,649
		55,070,035
Consumer Staples — 1.7%
Sarantis	566,523	4,506,148
Energy — 17.8%
Capital Product Partners (D)	1,736,606	4,793,033
Dorian LPG *	423,010	3,362,930
GasLog	645,942	13,215,973
Hellenic Petroleum	933,306	7,423,556
Motor Oil Hellas Corinth Refineries	381,004	9,022,495
Motor Oil Hellas Corinth Refineries ADR	368,300	4,360,819
Tsakos Energy Navigation (E)	1,082,014	3,570,646
		45,749,452
Financials — 22.0%
Alpha Bank AE *	16,502,150	24,961,612
Eurobank Ergasias *	16,187,399	10,913,018
Hellenic Exchanges - Athens Stock Exchange	949,466	4,195,608

The accompanying notes are an integral part of the financial statements.
56

Schedule of Investments		October 31, 2018

Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — continued
National Bank of Greece *	6,234,576	$10,808,096
Piraeus Bank * (E)	3,993,227	5,881,908
		56,760,242
Industrials — 9.7%
Aegean Airlines	550,650	4,167,762
Ellaktor *	2,208,475	3,187,959
GEK Terna Holding Real Estate Construction *	1,108,777	5,873,226
Mytilineos Holdings	946,606	8,376,665
Mytilineos Holdings ADR	426,200	3,724,988
		25,330,600
Real Estate — 3.7%
Grivalia Properties ‡	692,916	5,958,998
LAMDA Development *	508,082	3,511,676
		9,470,674
Utilities — 6.2%
Athens Water Supply & Sewage	711,623	4,192,800
Holding ADMIE IPTO	2,033,328	3,718,449
Public Power (E)	2,060,596	3,095,902
Terna Energy	741,266	5,148,555
		16,155,706
TOTAL GREECE		245,426,921
MONACO— 4.9%
Energy — 4.9%
GasLog Partners(E)	508,475	12,635,604
TOTAL COMMON STOCK
(Cost $331,134,059)		258,062,525

SHORT-TERM INVESTMENT(F)(G) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $520,853)	520,853	520,853

REPURCHASE AGREEMENTS(F) — 2.9%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $1,652,601 (collateralized by U.S. Treasury Obligations, ranging in par value $569,709 - $1,072,727, 3.500%, 5/15/2020, with a total market value of $1,685,897)	$1,652,500	1,652,500

The accompanying notes are an integral part of the financial statements.
57

Schedule of Investments		October 31, 2018

Global X MSCI Greece ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(F) — continued
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $5,738,191 (collateralized by U.S. Treasury Obligations, ranging in par value $573,785 - $1,147,569, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $5,870,375)	$5,737,847	$5,737,847
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $7,390,347)		7,390,347
TOTAL INVESTMENTS — 103.1%
(Cost $339,045,259)		$265,973,725

Percentages are based on Net Assets of $257,900,546.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2018, was $1,243,029 and represents 0.5% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of October 31, 2018 was $1,243,029 and represented 0.5% of Net Assets.
(D)	Security considered Master Limited Partnership. At October 31, 2018, these securities amounted to $4,793,033 or 1.9% of net assets.
(E)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $7,592,452.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $7,911,200.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$256,819,496	$—	$1,243,029	$258,062,525
Short-Term Investment	520,853	—	—	520,853
Repurchase Agreements	—	7,390,347	—	7,390,347
Total Investments in Securities	$257,340,349	$7,390,347	$1,243,029	$265,973,725

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
58

Schedule of Investments		October 31, 2018

Global X MSCI Norway ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
NORWAY— 99.8%
Communication Services — 10.9%
Otello *	157,420	$265,958
Schibsted, Cl B	110,946	3,524,421
Telenor (A)	763,176	14,042,340
		17,832,719
Consumer Discretionary — 1.2%
Europris	170,400	455,146
Gaming Innovation Group * (A)	376,600	138,902
Kongsberg Automotive Holding *	626,293	588,667
XXL	126,904	655,285
		1,838,000
Consumer Staples — 17.9%
Austevoll Seafood	120,528	1,944,520
Bakkafrost P	49,505	2,788,317
Grieg Seafood	54,900	802,766
Leroy Seafood Group	361,900	3,344,742
Marine Harvest	403,333	9,789,461
Norway Royal Salmon	13,936	411,202
Orkla	803,447	6,953,371
Salmar	61,253	3,243,040
		29,277,419
Energy — 33.4%
Akastor *	272,885	533,760

The accompanying notes are an integral part of the financial statements.
59

Schedule of Investments		October 31, 2018

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Aker BP	124,912	$4,131,558
Aker Solutions *	200,866	1,328,759
Borr Drilling *	432,000	1,685,864
BW LPG *	113,150	537,011
BW Offshore *	101,298	652,023
DNO International	842,524	1,626,918
Equinor	1,234,582	32,212,426
FLEX LNG *	156,500	275,576
Frontline *	112,864	819,796
Hoegh LNG Holdings	69,488	324,500
Kvaerner *	101,200	176,514
Northern Drilling *	37,650	319,836
Ocean Yield	84,807	645,768
Odfjell Drilling *	100,800	370,582
Petroleum Geo-Services *	383,090	1,200,553
Subsea 7 *	302,564	3,832,020
TGS Nopec Geophysical	119,434	4,019,998
		54,693,462
Financials — 19.9%
Axactor * (A)	130,940	344,294
B2Holding	203,615	344,488
DnB	1,015,084	18,423,794
Gjensidige Forsikring	234,522	3,644,111
Norwegian Finance Holding *	121,300	1,087,449
Protector Forsikring *	87,009	403,732
Sbanken	80,055	800,078
Sparebank 1 Nord Norge	138,239	1,108,550
Sparebank 1 Oestlandet	33,437	348,495
SpareBank 1 SMN	159,300	1,629,968
Storebrand	540,438	4,511,286
		32,646,245
Health Care — 1.5%
Aker, Cl A	27,700	2,112,529
Nordic Nanovector * (A)	42,100	278,498
		2,391,027
Industrials — 1.8%
Golden Ocean Group	122,360	920,799
Norwegian Air Shuttle * (A)	46,204	1,181,906
Stolt-Nielsen	39,140	528,079
Wallenius Wilhelmsen Logistics, Cl B *	113,027	388,638
		3,019,422
Information Technology — 1.8%
Atea	104,351	1,380,595
Evry	156,083	575,681

The accompanying notes are an integral part of the financial statements.
60

Schedule of Investments		October 31, 2018

Global X MSCI Norway ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Nordic Semiconductor *	169,704	$726,875
REC Silicon * (A)	3,045,594	218,501
		2,901,652
Materials — 9.4%
Borregaard	132,017	1,193,736
Norsk Hydro	1,338,862	6,970,726
Yara International	166,227	7,173,217
		15,337,679
Real Estate — 1.5%
Entra	123,672	1,680,360
Norwegian Property	302,390	372,009
Selvaag Bolig	90,358	405,833
		2,458,202
Utilities — 0.5%
Scatec Solar	114,810	784,073
TOTAL COMMON STOCK
(Cost $163,677,308)		163,179,900

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $43,102)	43,102	43,102

REPURCHASE AGREEMENTS(B) — 0.4%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $136,759 (collateralized by U.S. Treasury Obligations, ranging in par value $47,146 - $88,772, 3.500%, 5/15/2020, with a total market value of $139,514)	$136,750	136,750
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $474,856 (collateralized by U.S. Treasury Obligations, ranging in par value $47,483 - $94,966 , 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $485,795)	474,828	474,828
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $611,578)		611,578
TOTAL INVESTMENTS — 100.2%
(Cost $164,331,988)		$163,834,580

Percentages are based on Net Assets of $163,471,398.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $623,039.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $654,680.

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

The accompanying notes are an integral part of the financial statements.
61

Schedule of Investments		October 31, 2018

Global X MSCI Norway ETF

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$163,179,900	$—	$—	$163,179,900
Short-Term Investment	43,102	—	—	43,102
Repurchase Agreements	—	611,578	—	611,578
Total Investments in Securities	$163,223,002	$611,578	$—	$163,834,580

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

62

Schedule of Investments		October 31, 2018

Global X MSCI Nordic Region ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
DENMARK— 27.1%
Consumer Staples — 2.1%
Carlsberg, Cl B	4,595	$507,043
Financials — 2.3%
Danske Bank	29,199	560,283
Health Care — 15.4%
Coloplast, Cl B	5,744	536,480
Novo Nordisk, Cl B	73,867	3,196,001
		3,732,481
Industrials — 3.7%
A P Moller - Maersk, Cl B	285	362,012
Vestas Wind Systems	8,339	523,158
		885,170
Materials — 1.9%
Novozymes, Cl B	8,994	444,599
Utilities — 1.7%
Orsted	6,537	415,468
TOTAL DENMARK		6,545,044
FINLAND— 21.8%
Energy — 2.0%
Neste	6,008	495,306
Financials — 9.1%
Nordea Bank Abp	138,006	1,201,779
Sampo, Cl A	21,293	980,968
		2,182,747

The accompanying notes are an integral part of the financial statements.
63

Schedule of Investments		October 31, 2018

Global X MSCI Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 3.4%
Kone, Cl B	16,908	$824,164
Information Technology — 5.7%
Nokia	242,930	1,376,265
Utilities — 1.6%
Fortum	18,699	393,972
TOTAL FINLAND		5,272,454
NORWAY— 10.3%
Communication Services — 2.2%
Telenor (A)	28,897	531,701
Energy — 4.6%
Equinor	42,761	1,115,710
Financials — 3.5%
DnB	46,022	835,300
TOTAL NORWAY		2,482,711
SWEDEN— 40.7%
Communication Services — 2.2%
Telia	117,858	532,055
Consumer Discretionary — 2.8%
Hennes & Mauritz, Cl B (A)	38,012	672,676
Consumer Staples — 2.5%
Essity, Cl B	26,340	602,036
Financials — 13.1%
Investor, Cl B	19,690	854,626
Skandinaviska Enskilda Banken, Cl A	62,310	646,027
Svenska Handelsbanken, Cl A	63,488	691,445
Swedbank, Cl A	43,428	979,300
		3,171,398
Industrials — 10.1%
Assa Abloy, Cl B	39,807	794,859
Atlas Copco, Cl A	27,272	676,153
Volvo, Cl B	64,919	971,686
		2,442,698
Information Technology — 6.9%
Hexagon, Cl B	10,837	531,908
Telefonaktiebolaget LM Ericsson, Cl B	128,920	1,125,336
		1,657,244
Materials — 3.1%
Sandvik	46,742	741,044
TOTAL SWEDEN		9,819,151
TOTAL COMMON STOCK
(Cost $26,968,561)		24,119,360

The accompanying notes are an integral part of the financial statements.
64

Schedule of Investments		October 31, 2018

Global X MSCI Nordic Region ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $35,004)	35,004	$35,004

REPURCHASE AGREEMENTS(B) — 2.1%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $111,063 (collateralized by U.S. Treasury Obligations, ranging in par value $38,287 - $72,092, 3.500%, 5/15/2020, with a total market value of $113,300)	$111,056	111,056
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $385,634 (collateralized by U.S. Treasury Obligations, ranging in par value $38,561 - $77,122, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $394,517)	385,610	385,610
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $496,666)		496,666
TOTAL INVESTMENTS — 102.1%
(Cost $27,500,231)		$24,651,030

Percentages are based on Net Assets of $24,148,753.

(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $508,780.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $531,670.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$24,119,360	$—	$—	$24,119,360
Short-Term Investment	35,004	—	—	35,004
Repurchase Agreements	—	496,666	—	496,666
Total Investments in Securities	$24,154,364	$496,666	$—	$24,651,030

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
65

Schedule of Investments		October 31, 2018

Global X MSCI Nigeria ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
NIGERIA— 99.8%
Consumer Staples — 33.3%
Dangote Sugar Refinery	32,146,297	$1,222,090
Flour Mills of Nigeria	20,082,151	1,009,640
Guinness Nigeria	7,693,014	1,547,080
Nestle Nigeria	1,159,196	4,406,861
Nigerian Breweries	16,608,236	3,770,024
Unilever Nigeria	13,580,488	1,575,037
		13,530,732
Energy — 2.6%
Oando *	73,277,071	1,069,886
Financials — 54.3%
Access Bank	75,052,116	1,633,366
Diamond Bank *	254,486,672	988,502
Ecobank Transnational *	34,780,769	1,533,037
FBN Holdings	74,267,531	1,636,750
Fidelity Bank	205,641,520	1,155,671
First City Monument Bank	170,055,007	698,022
Guaranty Trust Bank	63,576,174	6,567,786
Stanbic IBTC Holdings	14,174,076	1,844,973
United Bank for Africa	87,488,032	1,904,009
Zenith Bank	63,568,096	4,115,290
		22,077,406
Materials — 6.9%
Dangote Cement	3,316,812	1,909,679
Lafarge Africa	18,308,225	882,628
		2,792,307
Utilities — 2.7%
Transnational Corp of Nigeria	304,259,902	1,106,400
TOTAL COMMON STOCK
(Cost $41,681,940)		40,576,731
TOTAL INVESTMENTS — 99.8%
(Cost $41,681,940)		$40,576,731

Percentages are based on Net Assets of $40,674,994.

The accompanying notes are an integral part of the financial statements.
66

Schedule of Investments		October 31, 2018

Global X MSCI Nigeria ETF

*	Non-income producing security.

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.
67

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.5%
ARGENTINA— 3.3%
Consumer Discretionary — 1.8%
MercadoLibre	710	$230,395
Energy — 1.2%
Tenaris ADR	1,729	50,539
YPF ADR *	7,452	111,780
		162,319
Financials — 0.3%
Banco Macro ADR	932	41,651
TOTAL ARGENTINA		434,365
AUSTRALIA— 2.7%
Energy — 2.1%
Oil Search	26,747	147,296
Santos	22,150	104,240
Woodside Petroleum	980	24,206
		275,742
Materials — 0.6%
St. Barbara	27,640	81,494
TOTAL AUSTRALIA		357,236
CANADA— 2.1%
Materials — 2.1%
B2Gold *	31,810	78,723
Barrick Gold	3,422	42,946
Endeavour Mining *	3,354	51,565
First Quantum Minerals	9,432	94,374

The accompanying notes are an integral part of the financial statements.
68

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Lucara Diamond	6,010	$9,976
TOTAL CANADA		277,584
CHILE— 4.0%
Consumer Discretionary — 0.9%
SACI Falabella	16,430	123,869
Consumer Staples — 0.6%
Cencosud	10,530	21,906
Cia Cervecerias Unidas ADR	1,830	45,878
		67,784
Energy — 0.2%
Empresas COPEC	2,060	28,859
Financials — 0.5%
Banco de Chile	226,680	31,383
Banco Santander Chile	459,850	33,731
		65,114
Industrials — 0.6%
Latam Airlines Group	8,730	79,353
Materials — 0.3%
Empresas CMPC	10,400	35,584
Utilities — 0.9%
Enersis	510,963	80,485
Enersis Chile	477,262	41,518
		122,003
TOTAL CHILE		522,566
COLOMBIA— 0.9%
Consumer Staples — 0.0%
Almacenes Exito	1,430	6,170
Energy — 0.7%
Ecopetrol	76,028	88,265
Financials — 0.1%
Grupo de Inversiones Suramericana	1,171	11,414
Materials — 0.1%
Cementos Argos	4,546	9,906
TOTAL COLOMBIA		115,755
CZECH REPUBLIC— 1.4%
Consumer Staples — 0.1%
Philip Morris CR	21	13,206
Financials — 0.2%
Komercni Banka	655	24,886
Utilities — 1.1%
CEZ	6,071	144,495

The accompanying notes are an integral part of the financial statements.
69

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CZECH REPUBLIC		$182,587
EGYPT— 0.4%
Communication Services — 0.0%
Global Telecom Holding SAE *	29,903	4,635
Financials — 0.3%
Commercial International Bank Egypt SAE	6,975	31,225
Industrials — 0.1%
ElSewedy Electric	19,600	16,579
TOTAL EGYPT		52,439
HONG KONG— 0.6%
Consumer Discretionary — 0.6%
NagaCorp	82,633	75,472
HUNGARY— 1.7%
Energy — 0.2%
MOL Hungarian Oil & Gas	3,156	33,073
Financials — 1.2%
OTP Bank Nyrt	4,310	154,760
Health Care — 0.3%
Richter Gedeon Nyrt	1,786	33,186
TOTAL HUNGARY		221,019
INDONESIA— 10.0%
Communication Services — 1.7%
Telekomunikasi Indonesia Persero	884,735	224,057
Consumer Discretionary — 1.1%
Astra International	288,167	149,746
Consumer Staples — 1.0%
Gudang Garam	9,554	45,437
Hanjaya Mandala Sampoerna	87,000	21,346
Indofood CBP Sukses Makmur TBK	51,200	30,058
Unilever Indonesia	11,499	32,695
		129,536
Energy — 0.9%
Adaro Energy	639,760	69,436
United Tractors	19,450	42,860
		112,296
Financials — 4.6%
Bank Central Asia	167,958	261,287
Bank Mandiri	457,636	206,203
Bank Rakyat Indonesia Persero	634,570	131,485
		598,975

The accompanying notes are an integral part of the financial statements.
70

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.2%
Kalbe Farma	268,700	$24,214
Materials — 0.5%
Chandra Asri Petrochemical	55,500	17,560
Indah Kiat Pulp & Paper	64,730	54,181
		71,741
TOTAL INDONESIA		1,310,565
JAPAN— 0.9%
Energy — 0.6%
Inpex	6,700	77,149
Industrials — 0.3%
Namura Shipbuilding	8,640	38,509
TOTAL JAPAN		115,658
KENYA— 0.4%
Communication Services — 0.4%
Safaricom	214,700	48,891
KUWAIT— 1.1%
Financials — 1.1%
Kuwait Finance House	52,521	101,464
National Bank of Kuwait SAK	16,344	44,215
TOTAL KUWAIT		145,679
MALAYSIA— 10.0%
Communication Services — 2.1%
Axiata Group	76,167	62,070
DiGi.com	118,902	122,468
Maxis	79,176	98,958
		283,496
Consumer Discretionary — 0.3%
Genting	10,400	18,243
Genting Malaysia	24,200	25,967
		44,210
Consumer Staples — 1.3%
IOI	19,900	21,400
Kuala Lumpur Kepong	3,480	20,724
Nestle Malaysia	780	26,805
PPB Group	6,200	24,833
Sime Darby Plantation	57,389	72,139
		165,901
Energy — 0.7%
Dialog Group	106,030	85,898
Petronas Dagangan	2,600	16,155
		102,053

The accompanying notes are an integral part of the financial statements.
71

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.9%
CIMB Group Holdings	40,290	$55,074
Malayan Banking	63,196	143,322
Public Bank	30,410	178,776
		377,172
Health Care — 0.4%
Hartalega Holdings	14,610	21,857
IHH Healthcare	22,672	27,090
		48,947
Industrials — 0.2%
MISC	16,400	23,907
Materials — 0.3%
Petronas Chemicals Group	19,290	43,102
Utilities — 1.8%
Petronas Gas	3,489	15,242
Tenaga Nasional	62,083	218,095
		233,337
TOTAL MALAYSIA		1,322,125
MEXICO— 7.6%
Communication Services — 1.2%
America Movil	161,237	117,120
Grupo Televisa	13,911	40,227
		157,347
Consumer Staples — 2.4%
Arca Continental	5,238	26,422
Becle	15,900	19,589
Fomento Economico Mexicano	3,980	33,939
Gruma, Cl B	3,560	37,268
Grupo Bimbo, Ser A	9,860	18,526
Wal-Mart de Mexico	71,030	181,968
		317,712
Financials — 1.1%
Grupo Elektra	660	28,020
Grupo Financiero Banorte, Cl O	13,944	76,953
Grupo Financiero Inbursa, Cl O	30,900	40,176
		145,149
Industrials — 0.5%
Alfa, Cl A	60,370	63,825
Materials — 2.1%
Cemex *	79,779	39,947
Grupo Mexico, Cl B	52,778	122,152
Industrias Penoles	1,144	16,174

The accompanying notes are an integral part of the financial statements.
72

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Mexichem	36,760	$97,405
		275,678
Utilities — 0.3%
Infraestructura Energetica Nova	8,740	34,367
TOTAL MEXICO		994,078
NETHERLANDS— 0.4%
Communication Services — 0.4%
VEON ADR	17,555	49,330
NIGERIA— 0.3%
Financials — 0.3%
Guaranty Trust Bank	433,410	44,774
OMAN— 0.2%
Communication Services — 0.2%
Oman Telecommunications SAOG	13,460	27,976
PAKISTAN— 0.6%
Energy — 0.5%
Oil & Gas Development	11,400	13,688
Pakistan Petroleum	38,180	53,874
		67,562
Financials — 0.1%
United Bank	8,800	9,964
TOTAL PAKISTAN		77,526
PANAMA— 1.0%
Industrials — 1.0%
Copa Holdings, Cl A	1,900	137,617
PERU— 1.2%
Financials — 1.1%
Credicorp	640	144,454
Materials — 0.1%
Hochschild Mining	7,800	15,707
TOTAL PERU		160,161
PHILIPPINES— 4.0%
Consumer Discretionary — 0.2%
Jollibee Foods	4,800	24,760
Consumer Staples — 0.2%
Universal Robina	10,937	26,573
Financials — 0.4%
Ayala	2,000	34,389
GT Capital Holdings	1,149	16,321
		50,710

The accompanying notes are an integral part of the financial statements.
73

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.8%
Aboitiz Equity Ventures	9,100	$7,994
International Container Terminal Services	10,200	17,253
JG Summit Holdings	20,049	17,724
SM Investments	11,346	190,849
		233,820
Information Technology — 0.5%
PLDT	2,704	70,247
Real Estate — 0.6%
Ayala Land	40,600	30,087
SM Prime Holdings	79,927	50,491
		80,578
Utilities — 0.3%
Manila Electric	5,220	35,883
TOTAL PHILIPPINES		522,571
POLAND— 4.9%
Consumer Discretionary — 0.1%
LPP	8	16,395
Energy — 2.0%
Polski Koncern Naftowy Orlen S.A.	9,906	238,537
Polskie Gornictwo Naftowe i Gazownictwo	17,200	28,109
		266,646
Financials — 1.6%
Bank Polska Kasa Opieki	1,374	37,555
Powszechna Kasa Oszczednosci Bank Polski	6,681	69,643
Powszechny Zaklad Ubezpieczen	7,270	74,360
Santander Bank Polska	231	20,528
		202,086
Materials — 0.7%
KGHM Polska Miedz *	4,266	96,756
Utilities — 0.5%
PGE *	25,530	70,048
TOTAL POLAND		651,931
QATAR— 2.1%
Communication Services — 0.2%
Ooredoo QPSC	1,520	28,751
Financials — 0.9%
Qatar National Bank	2,250	120,484
Industrials — 1.0%
Industries Qatar QSC	3,476	133,626
TOTAL QATAR		282,861

The accompanying notes are an integral part of the financial statements.
74

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 9.6%
Communication Services — 2.4%
MTN Group	5,743	$33,253
Naspers, Cl N	1,186	208,240
Vodacom Group	8,500	71,609
		313,102
Consumer Discretionary — 0.8%
Mr Price Group	4,890	76,488
Pepkor Holdings *	18,560	22,939
		99,427
Consumer Staples — 1.5%
Bid	4,350	81,510
Shoprite Holdings	5,134	62,688
Tiger Brands	3,073	54,854
		199,052
Financials — 1.8%
FirstRand	26,320	114,629
Remgro	3,970	51,131
Standard Bank Group	7,395	81,796
		247,556
Health Care — 0.3%
Aspen Pharmacare Holdings	3,451	36,458
Industrials — 0.5%
Bidvest Group	5,780	71,934
Information Technology — 0.5%
Sasol	1,983	64,998
Materials — 1.8%
Anglo American Platinum	1,795	58,584
Gold Fields ADR	34,279	91,182
Kumba Iron Ore	4,200	82,201
		231,967
TOTAL SOUTH AFRICA		1,264,494
THAILAND— 12.9%
Communication Services — 1.1%
Advanced Info Service NVDR	18,334	108,400
Intouch Holdings PCL NVDR	24,240	38,755
True NVDR	12,370	2,202
		149,357
Consumer Discretionary — 0.5%
Home Product Center NVDR	132,860	59,717
Minor International NVDR	2,280	2,510
		62,227

The accompanying notes are an integral part of the financial statements.
75

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 2.7%
Berli Jucker NVDR	27,690	$46,567
Carabao Group NVDR	29,400	40,131
Charoen Pokphand Foods NVDR	84,337	64,239
CP ALL NVDR	60,672	123,083
Siam Makro NVDR	680	677
Thai Beverage	166,017	74,928
		349,625
Energy — 2.8%
PTT NVDR	156,850	241,308
PTT Exploration & Production NVDR	26,050	109,622
Thai Oil NVDR	8,330	21,296
		372,226
Financials — 0.5%
Kasikornbank NVDR	1,770	10,652
Siam Commercial Bank NVDR	11,970	49,649
		60,301
Health Care — 0.2%
Bangkok Dusit Medical Services NVDR	41,110	30,383
Industrials — 2.3%
Airports of Thailand NVDR	114,920	221,867
CH Karnchang NVDR	107,500	82,692
		304,559
Materials — 1.8%
Indorama Ventures NVDR	18,980	31,061
PTT Global Chemical NVDR	29,941	69,772
Siam Cement NVDR	10,780	135,929
		236,762
Utilities — 1.0%
CK Power NVDR	398,390	60,089
Gulf Energy Development NVDR	28,150	66,235
		126,324
TOTAL THAILAND		1,691,764
TURKEY— 6.6%
Communication Services — 0.5%
Turk Telekomunikasyon	10,436	5,960
Turkcell Iletisim Hizmetleri	31,260	63,320
		69,280
Consumer Discretionary — 0.1%
Ford Otomotiv Sanayi	1,720	18,418
Consumer Staples — 0.9%
BIM Birlesik Magazalar	8,069	114,339

The accompanying notes are an integral part of the financial statements.
76

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Energy — 1.6%
Tupras Turkiye Petrol Rafinerileri	8,963	$210,666
Financials — 0.6%
Akbank Turk	23,670	27,923
Turkiye Garanti Bankasi	23,135	28,860
Turkiye Is Bankasi, Cl C	35,684	25,410
		82,193
Industrials — 1.3%
Aselsan Elektronik Sanayi Ve Ticaret	10,580	47,695
Enka Insaat ve Sanayi	17,967	14,974
KOC Holding	34,636	96,306
		158,975
Materials — 1.6%
Eregli Demir ve Celik Fabrikalari	129,723	209,750
TOTAL TURKEY		863,621
UKRAINE— 0.5%
Consumer Staples — 0.5%
Kernel Holding	5,251	67,307
UNITED ARAB EMIRATES— 1.8%
Communication Services — 0.6%
Emirates Telecommunications Group PJSC	15,200	72,005
Financials — 0.7%
National Bank of Abu Dhabi PJSC	23,880	89,848
Industrials — 0.5%
DP World	3,991	71,798
TOTAL UNITED ARAB EMIRATES		233,651
UNITED KINGDOM— 2.9%
Energy — 0.5%
Tullow Oil *	21,440	61,857
Financials — 0.2%
Bank of Georgia Group	1,694	33,753
Health Care — 0.3%
Mediclinic International	7,548	36,311
Materials — 1.9%
Antofagasta	5,440	54,551
Central Asia Metals	6,100	16,914
Fresnillo	9,981	108,223
KAZ Minerals	10,130	67,151
		246,839
TOTAL UNITED KINGDOM		378,760

The accompanying notes are an integral part of the financial statements.
77

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 1.3%
Communication Services — 0.2%
Liberty Latin America, Cl C *	1,190	$21,432
Energy — 0.8%
Kosmos Energy *	7,365	47,799
Occidental Petroleum	843	56,540
		104,339
Materials — 0.3%
Southern Copper	1,191	45,663
TOTAL UNITED STATES		171,434
VIETNAM— 2.1%
Consumer Staples — 0.5%
Vietnam Dairy Products JSC	12,400	61,667
Financials — 0.5%
Bank for Foreign Trade of Vietnam JSC	27,670	65,899
Materials — 0.9%
Hoa Phat Group JSC *	71,320	122,963
Real Estate — 0.2%
Vingroup JSC *	5,400	22,483
TOTAL VIETNAM		273,012
TOTAL COMMON STOCK
(Cost $14,570,011)		13,074,809

PREFERRED STOCK — 0.3%
CHILE— 0.3%
Materials — 0.3%
Sociedad Quimica y Minera de Chile(A)
(Cost $33,762)	970	41,867

RIGHT — 0.0%

	Number Of Rights
Chile — 0.0%
SACI Falabella	569	57

TOTAL RIGHT (Cost $–)		57
TOTAL INVESTMENTS — 99.8%
(Cost $14,603,773)		$13,116,733

Percentages are based on Net Assets of $13,144,871.
*	Non-income producing security.
(A)	There’s currently no stated interest rate.

The accompanying notes are an integral part of the financial statements.
78

Schedule of Investments		October 31, 2018

Global X Next Emerging & Frontier ETF

ADR — American Depositary Receipt
Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Ser — Series

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the year ended October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

79

Schedule of Investments		October 31, 2018

Global X MSCI Portugal ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
PORTUGAL— 99.9%
Communcation Services — 7.8%
NOS SGPS	222,190	$1,248,697
Pharol SGPS *(B)	1,825,067	320,938
Sonaecom	146,461	399,935
		1,969,570
Consumer Discretionary — 1.6%
Ibersol SGPS	41,337	398,115
Consumer Staples — 7.8%
Jeronimo Martins	83,241	1,024,278
Sonae	937,409	939,459
		1,963,737
Energy — 21.9%
Galp Energia	318,224	5,550,901
Financials — 6.6%
Banco BPI, Cl G * (B)	287,800	478,053
Banco Comercial Portugues, Cl R *	4,402,991	1,188,339
Banco Espirito Santo *(A) (C) (D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(A) (C) (D)	55,479,410	12
		1,666,404
Industrials — 6.9%
CTT-Correios de Portugal	195,389	750,500
Mota-Engil *	175,764	350,106
Sonae Capital	419,733	366,197
Teixeira Duarte *	1,392,822	279,331
		1,746,134

The accompanying notes are an integral part of the financial statements.
80

Schedule of Investments		October 31, 2018

Global X MSCI Portugal ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 15.4%
Altri	106,057	$931,305
Corticeira Amorim SGPS	60,008	659,526
Navigator	238,154	1,187,302
Semapa-Sociedade de Investimento e Gestao	40,629	777,069
Sonae Industria SGPS * (B)	145,285	344,047
		3,899,249
Utilities — 31.9%
EDP Renovaveis	128,085	1,152,311
Energias de Portugal	1,638,367	5,762,139
REN - Redes Energeticas Nacionais	438,239	1,168,876
		8,083,326
TOTAL COMMON STOCK
(Cost $32,497,220)		25,277,436

SHORT-TERM INVESTMENT(E)(F) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $33,397)	33,397	33,397

REPURCHASE AGREEMENTS(E) — 1.9%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $105,964 (collateralized by U.S. Treasury Obligations, ranging in par value $36,530 - $68,783 , 3.500%, 5/15/2020, with a total market value of $108,099)	$105,958	105,958
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $367,932 (collateralized by U.S. Treasury Obligations, ranging in par value $36,791 - $73,582, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $376,407)	367,910	367,910
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $473,868)		473,868
TOTAL INVESTMENTS — 101.9%
(Cost $33,004,485)		$25,784,701

Percentages are based on Net Assets of $25,295,178.

*	Non-income producing security.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2018, was $12 and represents 0.0% of Net Assets.

(B)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $487,546.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security considered illiquid. The total value of such securities as of October 31, 2018 was $12 and represented 0.0% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $507,265.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

The accompanying notes are an integral part of the financial statements.
81

Schedule of Investments		October 31, 2018

Global X MSCI Portugal ETF

Amounts designated as “—” are either $0 or have been rounded to $0.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$25,277,424	$—	$12	$25,277,436
Short-Term Investment	33,397	—	—	33,397
Repurchase Agreements	—	473,868	—	473,868
Total Investments in Securities	$25,310,821	$473,868	$12	$25,784,701

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.
82

Schedule of Investments		October 31, 2018

Global X MSCI Pakistan ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.4%
PAKISTAN— 99.4%
Consumer Discretionary — 4.7%
Honda Atlas Cars Pakistan	113,750	$202,374
Indus Motor	74,190	745,280
Nishat Mills	835,400	925,929
		1,873,583
Energy — 25.1%
National Refinery	118,800	255,199
Oil & Gas Development	2,726,240	3,273,343
Pakistan Oilfields	450,184	1,851,646
Pakistan Petroleum	1,913,730	2,700,401
Pakistan State Oil	864,862	1,831,449
Shell Pakistan	81,200	165,927
		10,077,965
Financials — 28.6%
Askari Bank	1,509,800	271,678
Bank Al Habib	2,942,000	1,706,638
Bank Alfalah	2,611,660	1,030,459
Habib Bank	2,477,950	2,726,447
MCB Bank	1,784,240	2,665,543
National Bank of Pakistan *	2,020,700	735,466
United Bank	2,065,590	2,338,739
		11,474,970
Health Care — 2.1%
Searle *	382,014	848,266
Industrials — 1.3%
Pak Elektron	1,019,200	244,146
Pakistan International Bulk Terminal *	2,797,987	261,251
		505,397
Materials — 29.3%
DG Khan Cement	1,106,060	882,091
Engro	1,105,690	2,796,070
Engro Fertilizers	2,256,700	1,381,041

The accompanying notes are an integral part of the financial statements.
83

Schedule of Investments		October 31, 2018

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Fauji Cement	2,956,400	$586,255
Fauji Fertilizer	2,282,400	1,693,330
Fauji Fertilizer Bin Qasim	1,374,000	395,670
International Steels	537,200	376,760
Kohat Cement	209,390	170,549
Lucky Cement	431,610	1,620,310
Maple Leaf Cement Factory	1,270,799	479,328
Millat Tractors	121,320	912,134
Packages	150,530	448,628
		11,742,166
Utilities — 8.3%
Hub Power	2,582,142	1,805,110
K-Electric *	8,119,400	386,419
Kot Addu Power	1,323,400	537,358
SUI Northern Gas Pipeline	778,500	540,701
		3,269,588
TOTAL COMMON STOCK
(Cost $53,326,925)		39,791,935
TOTAL INVESTMENTS — 99.4%
(Cost $53,326,925)		$39,791,935

Percentages are based on Net Assets of $40,023,570.

*	Non-income producing security.

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the year ended October 31, 2018, there were no Level 3 investments.
The accompanying notes are an integral part of the financial statements.
84

Statements of Assets and Liabilities
October 31, 2018

	Global X China Consumer ETF		Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$172,530,228		$3,260,091	$32,872,512	$2,761,027
Cost of Repurchase Agreement	1,112,141		—	—	—
Cost of Foreign Currency	34,604		6	6	15

Investments, at Value	$119,827,137	*	$2,949,660	$30,743,025	$2,041,476
Repurchase Agreement, at Value	1,112,141		—	—	—
Cash	214,700		—	7,358	175
Foreign Currency, at Value	34,615		8	6	15
Receivable for Investment Securities Sold	10,788,720		143,850	2,608,538	160,710
Receivable for Capital Shares	—		—	—	18,902
Dividend and Interest Receivable	3,113		4,979	26,184	2,501
Total Assets	131,980,426		3,098,497	33,385,111	2,223,779
Liabilities:
Obligation to Return Securities Lending Collateral	1,190,522		—	—	—
Payable for Investment Securities Purchased	9,963,130		141,145	2,583,916	165,215
Payable for Capital Shares Redeemed	652,582		—	—	—
Payable due to Investment Adviser	71,670		1,670	17,684	1,478
Unrealized Depreciation on Spot Contracts	36		—	—	—
Cash Overdraft	—		978	—	—
Securities due to Broker	—		—	—	18,902
Total Liabilities	11,877,940		143,793	2,601,600	185,595
Net Assets	$120,102,486		$2,954,704	$30,783,511	$2,038,184
Net Assets Consist of:
Paid-in Capital	$222,977,993		$4,487,999	$35,483,563	$5,041,904
Total distributable loss	(102,875,507)		(1,533,295)	(4,700,052)	(3,003,720)
Net Assets	$120,102,486		$2,954,704	$30,783,511	$2,038,184
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	8,850,000		250,000	2,000,000	150,000
Net Asset Value, Offering and Redemption Price Per Share	$13.57		$11.82	$15.39	$13.59
*Includes Market Value of Securities on Loan	$1,109,372		$—	$—	$—

The accompanying notes are an integral part of the financial statements.
85

Statements of Assets and Liabilities
October 31, 2018

	Global X China Materials ETF	Global X NASDAQ China Technology ETF		Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF
Assets:
Cost of Investments	$3,249,495	$27,763,632		$18,802,932	$91,478,500
Cost of Repurchase Agreement	—	993,350		—	—
Cost of Foreign Currency	11	8		44,904	2,560

Investments, at Value	$2,397,764	$24,668,478	*	$17,587,663	$82,099,455
Repurchase Agreement, at Value	—	993,350		—	—
Cash	14,187	50,815		—	199,565
Foreign Currency, at Value	11	9		44,874	2,529
Receivable for Investment Securities Sold	253,569	—		40,563	—
Dividend and Interest Receivable	10,141	9,781		3,835	27,138
Unrealized Appreciation on Spot Contracts	3,134	—		—	—
Total Assets	2,678,806	25,722,433		17,676,935	82,328,687
Liabilities:
Obligation to Return Securities Lending Collateral	—	1,063,359		—	—
Payable for Investment Securities Purchased	282,132	—		40,674	—
Payable due to Investment Adviser	1,834	14,166		12,034	46,430
Cash Overdraft	—	—		10,027	—
Total Liabilities	283,966	1,077,525		62,735	46,430
Net Assets	$2,394,840	$24,644,908		$17,614,200	$82,282,257
Net Assets Consist of:
Paid-in Capital	$4,625,086	$32,480,076		$24,018,735	$177,940,476
Total distributable loss	(2,230,246)	(7,835,168)		(6,404,535)	(95,658,219)
Net Assets	$2,394,840	$24,644,908		$17,614,200	$82,282,257
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	149,971	1,100,000		1,150,000	9,480,000
Net Asset Value, Offering and Redemption Price Per Share	$15.97	$22.40		$15.32	$8.68
*Includes Market Value of Securities on Loan	$—	$1,045,307		$—	$—

The accompanying notes are an integral part of the financial statements.
86

Statements of Assets and Liabilities
October 31, 2018

	Global X MSCI Argentina ETF	Global X MSCI Greece ETF		Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF
Assets:
Cost of Investments	$117,419,433	$331,654,912		$163,720,410		$27,003,565
Cost of Repurchase Agreement	—	7,390,347		611,578		496,666
Cost of Foreign Currency	—	—		1		—

Investments, at Value	$89,344,546	$258,583,378	*	$163,223,002	*	$24,154,364	*
Repurchase Agreement, at Value	—	7,390,347		611,578		496,666
Cash	84,110	—		38,997		—
Foreign Currency, at Value	—	—		1		—
Dividend and Interest Receivable	3,824	112,739		324,188		12,484
Reclaim Receivable	2,874	—		—		703,848
Receivable for Investment Securities Sold	—	—		—		1,027,534
Total Assets	89,435,354	266,086,464		164,197,766		26,394,896
Liabilities:
Obligation to Return Securities Lending Collateral	—	7,911,200		654,680		531,670
Payable due to Investment Adviser	44,336	125,509		71,688		10,919
Cash Overdraft	64	90,308		—		676,245
Payable for Capital Shares Redeemed	—	—		—		1,027,309
Payable due to Custodian	—	57,046		—		—
Due to Broker	—	1,855		—		—
Total Liabilities	44,400	8,185,918		726,368		2,246,143
Net Assets	$89,390,954	$257,900,546		$163,471,398		$24,148,753
Net Assets Consist of:
Paid-in Capital	$122,759,751	$524,161,633		$191,619,917		$30,651,945
Total distributable loss	(33,368,797)	(266,261,087)		(28,148,519)		(6,503,192)
Net Assets	$89,390,954	$257,900,546		$163,471,398		$24,148,753
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,524,975	33,600,000		11,700,000		1,160,000
Net Asset Value, Offering and Redemption Price Per Share	$25.36	$7.68		$13.97		$20.82
*Includes Market Value of Securities on Loan	$—	$7,592,452		$623,039		$508,780

The accompanying notes are an integral part of the financial statements.
87

Statements of Assets and Liabilities
October 31, 2018

	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X MSCI Portugal ETF		Global X MSCI Pakistan ETF
Assets:
Cost of Investments	$41,681,940	$14,603,773	$32,530,617		$53,326,925
Cost of Repurchase Agreement	—	—	473,868		—
Cost of Foreign Currency	35,859	8,615	—		—

Investments, at Value	$40,576,731	$13,116,733	$25,310,833	*	$39,791,935
Repurchase Agreement, at Value	—	—	473,868		—
Cash	107,073	22,479	—		—
Foreign Currency, at Value	39,684	8,609	—		—
Reclaim Receivable	127	2,923	84,733		—
Dividend and Interest Receivable	—	2,338	7,793		572,633
Total Assets	40,723,615	13,153,082	25,877,227		40,364,568
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	507,264		—
Payable due to Investment Adviser	23,879	5,730	12,823		22,530
Cash Overdraft	—	13	59,746		301,828
Unrealized Depreciation on Spot Contracts	—	20	—		—
Payable due to Custodian	24,742	954	1,871		16,640
Payable for Foreign Capital Gains Tax on Appreciated Securities	—	1,494	—		—
Due to Broker	—	—	345		—
Total Liabilities	48,621	8,211	582,049		340,998
Net Assets	$40,674,994	$13,144,871	$25,295,178		$40,023,570
Net Assets Consist of:
Paid-in Capital	$61,175,952	$36,419,204	$41,928,578		$64,533,199
Total distributable loss	(20,500,958)	(23,274,333)	(16,633,400)		(24,509,629)
Net Assets	$40,674,994	$13,144,871	$25,295,178		$40,023,570
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,262,135	650,000	2,250,000		3,900,000
Net Asset Value, Offering and Redemption Price Per Share	$17.98	$20.22	$11.24		$10.26
*Includes Market Value of Securities on Loan	$—	$—	$487,546		$—

The accompanying notes are an integral part of the financial statements.
88

Statements of Operations
For the year ended October 31, 2018

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Investment Income:
Dividend Income	$4,768,459	$118,789	$1,801,663	$89,882
Interest Income	2,119	80	356	31
Security Lending Income	173,117	—	—	—
Less: Foreign Taxes Withheld	(94,297)	(7,487)	(107,959)	(4,018)
Total Investment Income	4,849,398	111,382	1,694,060	85,895
Supervision and Administration Fees(1)	1,787,292	15,525	331,408	21,653
Custodian Fees(2)	5,102	354	3,443	356
Total Expenses	1,792,394	15,879	334,851	22,009
Net Expenses	1,792,394	15,879	334,851	22,009
Net Investment Income	3,057,004	95,503	1,359,209	63,886
Net Realized Gain (Loss) on:
Investments(3)	(1,037,895)	(150,011)	1,373,318	(410,509)
Foreign Currency Transactions	(634)	50	1,016	3
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,038,529)	(149,961)	1,374,334	(410,506)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(78,056,761)	20,480	(8,496,518)	(169,061)
Foreign Currency Translations	(24)	7	1	(8)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(78,056,785)	20,487	(8,496,517)	(169,069)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(79,095,314)	(129,474)	(7,122,183)	(579,575)
Net Decrease in Net Assets Resulting from Operations	$(76,038,310)	$(33,971)	$(5,762,974)	$(515,689)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
89

Statements of Operations
For the year ended October 31, 2018

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF
Investment Income:
Dividend Income	$141,244	$273,009	$755,353	$2,739,929
Interest Income	70	404	378	3,016
Security Lending Income	—	1,157	658	18,231
Less: Foreign Taxes Withheld	(5,461)	(4,406)	(33,899)	(96,297)
Total Investment Income	135,853	270,164	722,490	2,664,879
Supervision and Administration Fees(1)	30,189	197,037	130,716	642,214
Custodian Fees(2)	445	216	293	46,524
Total Expenses	30,634	197,253	131,009	688,738
Waiver of Supervision and Administration Fees	–	–	–	(61,948)
Net Expenses	30,634	197,253	131,009	626,790
Net Investment Income	105,219	72,911	591,481	2,038,089
Net Realized Gain (Loss) on:
Investments(3)	48,478	(725,660)	166,499	(907,233)
Foreign Currency Transactions	76	(749)	(2,913)	108,764
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	48,554	(726,409)	163,586	(798,469)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,231,749)	(7,584,376)	(1,776,552)	(9,808,089)
Foreign Currency Translations	4	4	(106)	11
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(1,231,745)	(7,584,372)	(1,776,658)	(9,808,078)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(1,183,191)	(8,310,781)	(1,613,072)	(10,606,547)
Net Decrease in Net Assets Resulting from Operations	$(1,077,972)	$(8,237,870)	$(1,021,591)	$(8,568,458)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
90

Statements of Operations
For the year ended October 31, 2018

	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Investment Income:
Dividend Income	$2,976,068	$10,998,962	$6,296,908	$1,255,123
Interest Income	6,565	17,754	1,980	52
Security Lending Income	—	520,980	317,288	34,825
Less: Foreign Taxes Withheld	(125,836)	(1,437,781)	(1,441,888)	(201,985)
Total Investment Income	2,856,797	10,099,915	5,174,288	1,088,015
Supervision and Administration Fees(1)	1,114,004	2,164,221	822,881	161,140
Custodian Fees(2)	15,429	139,082	1,609	26,083
Total Expenses	1,129,433	2,303,303	824,490	187,223
Waiver of Supervision and Administration Fees	(105,611)	–	–	–
Net Expenses	1,023,822	2,303,303	824,490	187,223
Net Investment Income	1,832,975	7,796,612	4,349,798	900,792
Net Realized Gain (Loss) on:
Investments(3)	27,916,451	11,940,291	9,999,286	954,254
Foreign Currency Transactions	17,530	44,996	(17,101)	6,263
Net Realized Gain on Investments and Foreign Currency Transactions	27,933,981	11,985,287	9,982,185	960,517
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(59,249,379)	(89,656,952)	(6,325,695)	(4,782,791)
Foreign Currency Translations	100	(91)	(4,894)	(48,101)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(59,249,279)	(89,657,043)	(6,330,589)	(4,830,892)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(31,315,298)	(77,671,756)	3,651,596	(3,870,375)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,482,323)	$(69,875,144)	$8,001,394	$(2,969,583)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
91

Statements of Operations
For the year ended October 31, 2018

	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF
Investment Income:
Dividend Income	$2,997,089	$507,487	$1,847,844	$3,006,390
Interest Income	10,283	57,440	378	2,451
Security Lending Income	—	—	52,808	—
Less: Foreign Taxes Withheld	(267,005)	(46,892)	(277,177)	(433,766)
Total Investment Income	2,740,367	518,035	1,623,853	2,575,075
Supervision and Administration Fees(1)	447,517	82,103	256,582	371,653
Custodian Fees(2)	129,671	10,153	10,763	105,844
Total Expenses	577,188	92,256	267,345	477,497
Net Expenses	577,188	92,256	267,345	477,497
Net Investment Income	2,163,179	425,779	1,356,508	2,097,578
Net Realized Gain (Loss) on:
Investments(3)	(3,577,716)	(432,088)	6,367,227	(11,576,882)
Foreign Currency Transactions	(156,152)	(9,946)	(2,257)	(254,533)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(3,733,868)	(442,034)	6,364,970	(11,831,415)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,406,145)	(1,939,826)	(9,232,295)	(1,621,905)
Foreign Capital Gains Tax on Appreciated Securities	—	(87)	—	104,407
Foreign Currency Translations	87	(361)	(2,387)	(6,515)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(6,406,058)	(1,940,274)	(9,234,682)	(1,524,013)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(10,139,926)	(2,382,308)	(2,869,712)	(13,355,428)
Net Decrease in Net Assets Resulting from Operations	$(7,976,747)	$(1,956,529)	$(1,513,204)	$(11,257,850)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
92

Statements of Changes in Net Assets

	Global X China Consumer ETF				Global X China Energy ETF
	Year Ended October 31, 2018		Year Ended October 31, 2017		Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$3,057,004		$1,512,926		$95,503	$61,815
Net Realized Loss on Investments and Foreign Currency Transactions	(1,038,529	)(1)	(2,028,700	)(1)	(149,961)	(155,604)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(78,056,785)		37,454,170		20,487	296,238
Net Increase (Decrease) in Net Assets Resulting from Operations	(76,038,310)		36,938,396		(33,971)	202,449
Distributions(2)	(1,451,475)		(998,941)		(61,751)	(32,233)
Capital Share Transactions:
Issued	278,709,895		59,493,386		1,296,935	—
Redeemed	(237,167,201)		(12,405,900)		—	—
Increase in Net Assets from Capital Share Transactions	41,542,694		47,087,486		1,296,935	—
Total Increase (Decrease) in Net Assets	(35,947,091)		83,026,941		1,201,213	170,216
Net Assets:
Beginning of Year	156,049,577		73,022,636		1,753,491	1,583,275
End of Year	$120,102,486	*	$156,049,577	*	$2,954,704 †	$1,753,491 †
Share Transactions:
Issued	14,850,000		3,800,000		100,000	—
Redeemed	(14,950,000)		(950,000)		—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)		2,850,000		100,000	—

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (see Note 10 in Notes to Financial Statements).

*	Includes undistributed (distributed in excess) net investment income $1,448,596, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed (distributed in excess) net investment income $61,750, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

93

Statements of Changes in Net Assets

	Global X China Financials ETF		Global X China Industrials ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$1,359,209	$918,762	$63,886	$62,777
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,374,334	(153,881)	(410,506)	(4,149)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(8,496,517)	9,449,183	(169,069)	934,589
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,762,974)	10,214,064	(515,689)	993,217
Distributions(2)	(957,793)	(528,238)	(86,463)	(59,685)
Capital Share Transactions:
Issued	7,192,833	13,671,514	—	—
Redeemed	(19,939,874)	(1,394,630)	(1,374,683)	(688,805)
Increase (Decrease) in Net Assets from Capital Share Transactions	(12,747,041)	12,276,884	(1,374,683)	(688,805)
Total Increase (Decrease) in Net Assets	(19,467,808)	21,962,710	(1,976,835)	244,727
Net Assets:
Beginning of Year	50,251,319	28,288,609	4,015,019	3,770,292
End of Year	$30,783,511 *	$50,251,319 *	$2,038,184 †	$4,015,019 †
Share Transactions:
Issued	350,000	900,000	—	—
Redeemed	(1,200,000)	(100,000)	(100,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(850,000)	800,000	(100,000)	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (see Note 10 in Notes to Financial Statements).

*	Includes undistributed (distributed in excess) net investment income $917,566, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed (distributed in excess) net investment income $54,165, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.
94

Statements of Changes in Net Assets

	Global X China Materials ETF		Global X NASDAQ China Technology ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$105,219	$59,219	$72,911	$156,714
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	48,554	(222,948)	(726,409)	(291,327)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,231,745)	1,197,073	(7,584,372)	4,011,282
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,077,972)	1,033,344	(8,237,870)	3,876,669
Distributions(2)	(58,997)	(16,197)	(578,519)	(528,298)
Capital Share Transactions:
Issued	—	3,862,280	15,927,280	4,112,680
Redeemed	(1,865,290)	(823,898)	(1,473,002)	(2,394,276)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,865,290)	3,038,382	14,454,278	1,718,404
Total Increase (Decrease) in Net Assets	(3,002,259)	4,055,529	5,637,889	5,066,775
Net Assets:
Beginning of Year	5,397,099	1,341,570	19,007,019	13,940,244
End of Year	$2,394,840 *	$5,397,099 *	$24,644,908 †	$19,007,019 †
Share Transactions:
Issued	—	200,000	500,000	150,000
Redeemed	(100,000)	(50,000)	(50,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	150,000	450,000	50,000
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (see Note 10 in Notes to Financial Statements).

*	Includes undistributed (distributed in excess) net investment income $58,996, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed (distributed in excess) net investment income $37,241, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.
95

Statements of Changes in Net Assets

	Global X FTSE Southeast Asia ETF		Global X MSCI Colombia ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$591,481	$269,285	$2,038,089	$1,702,871
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	163,586	(364,249)	(798,469)	(9,509,560)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,776,658)	2,135,876	(9,808,078)	11,274,573
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,021,591)	2,040,912	(8,568,458)	3,467,884
Distributions(2)	(284,000)	(284,922)	(1,748,612)	(1,265,662)
Capital Share Transactions:
Issued	10,002,534	1,545,296	31,346,354	23,943,306
Redeemed	(5,402,561)	(1,330,835)	(31,731,396)	(21,921,654)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,599,973	214,461	(385,042)	2,021,652
Total Increase (Decrease) in Net Assets	3,294,382	1,970,451	(10,702,112)	4,223,874
Net Assets:
Beginning of Year	14,319,818	12,349,367	92,984,369	88,760,495
End of Year	$17,614,200 *	$14,319,818 *	$82,282,257 †	$92,984,369 †
Share Transactions:
Issued	600,000	100,000	2,850,000	2,450,000
Redeemed	(350,000)	(100,000)	(3,100,000)	(2,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	250,000	—	(250,000)	100,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (see Note 10 in Notes to Financial Statements).

*	Includes undistributed (distributed in excess) net investment income $241,638, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed (distributed in excess) net investment income $1,219,909, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.
96

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X MSCI Greece ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$1,832,975	$327,973	$7,796,612	$5,618,988
Net Realized Gain on Investments and Foreign Currency Transactions(1)	27,933,981	15,389,828	11,985,287	12,524,784
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(59,249,279)	21,713,526	(89,657,043)	53,234,048
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,482,323)	37,431,327	(69,875,144)	71,377,820
Distributions(2)	(1,050,485)	(308,816)	(8,523,662)	(5,196,758)
Capital Share Transactions:
Issued	69,731,683	107,177,896	141,645,910	116,402,043
Redeemed	(133,275,628)	(51,434,300)	(155,135,031)	(78,355,928)
Increase (Decrease) in Net Assets from Capital Share Transactions	(63,543,945)	55,743,596	(13,489,121)	38,046,115
Total Increase (Decrease) in Net Assets	(94,076,753)	92,866,107	(91,887,927)	104,227,177
Net Assets:
Beginning of Year	183,467,707	90,601,600	349,788,473	245,561,296
End of Year	$89,390,954 *	$183,467,707 *	$257,900,546 †	$349,788,473 †
Share Transactions:
Issued	2,100,000	3,700,000	13,450,000	12,400,000
Redeemed	(4,300,000)	(1,800,000)	(17,450,000)	(8,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,200,000)	1,900,000	(4,000,000)	4,200,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (see Note 10 in Notes to Financial Statements).

*	Includes undistributed (distributed in excess) net investment income $202,378, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed (distributed in excess) net investment income $4,452,163, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.
97

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$4,349,798	$4,268,678	$900,792	$845,183
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	9,982,185	(102,095)	960,517	442,834
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(6,330,589)	23,368,488	(4,830,892)	7,088,681
Net Increase (Decrease) in Net Assets Resulting from Operations	8,001,394	27,535,071	(2,969,583)	8,376,698
Distributions(2)	(4,071,466)	(3,382,974)	(1,206,770)	(1,335,962)
Capital Share Transactions:
Issued	46,323,379	67,394,304	1,141,619	3,497,127
Redeemed	(51,518,023)	(40,807,392)	(11,280,081)	(12,972,942)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,194,644)	26,586,912	(10,138,462)	(9,475,815)
Total Increase (Decrease) in Net Assets	(1,264,716)	50,739,009	(14,314,815)	(2,435,079)
Net Assets:
Beginning of Year	164,736,114	113,997,105	38,463,568	40,898,647
End of Year	$163,471,398 *	$164,736,114 *	$24,148,753 †	$38,463,568 †
Share Transactions:
Issued	3,250,000	5,150,000	50,000	150,000
Redeemed	(3,750,000)	(3,250,000)	(500,000)	(650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(500,000)	1,900,000	(450,000)	(500,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (see Note 10 in Notes to Financial Statements).

*	Includes undistributed (distributed in excess) net investment income $3,614,177, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed (distributed in excess) net investment income $743,838, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.
98

Statements of Changes in Net Assets

	Global X MSCI Nigeria ETF			Global X Next Emerging & Frontier ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017		Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$2,163,179	$1,352,545		$425,779	$280,755
Net Realized Loss on Investments and Foreign Currency Transactions	(3,733,868)	(7,512,272)		(442,034)( ))	(228,611	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(6,406,058)	20,889,663		(1,940,274)	2,397,387
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,976,747)	14,729,936		(1,956,529)	2,449,531
Distributions(2)	(1,360,193)	(706,374)		(288,733)	(337,103)
Capital Share Transactions:
Issued	21,278,227	25,280,343		1,253,703	—
Redeemed	(35,825,601)	(2,753,139)		(2,157,504)	(930,290)
Increase (Decrease) in Net Assets from Capital Share Transactions	(14,547,374	22,527,204		(903,801)	(930,290)
Total Increase (Decrease) in Net Assets	(23,884,314)	36,550,766		(3,149,063)	1,182,138
Net Assets:
Beginning of Year	64,559,308	28,008,542		16,293,934	15,111,796
End of Year	$40,674,994 *	$64,559,308	*	$13,144,871 †	$16,293,934	†
Share Transactions:
Issued	850,000	1,537,500	(3)	50,000	—
Redeemed	(1,600,000)	(150,365	)(3)	(100,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(750,000)	1,387,135		(50,000)	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (see Note 10 in Notes to Financial Statements).

(3)	Adjusted to reflect the effect of a 1 for 4 reverse share split on March 16, 2017. (See Note 9 in Notes to Financial Statements).
*	Includes undistributed (distributed in excess) net investment income $1,360,193, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed (distributed in excess) net investment income $260,778, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.
99

Statements of Changes in Net Assets

	Global X MSCI Portugal ETF			Global X MSCI Pakistan ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017		Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$1,356,508	$1,187,421		$2,097,578	$1,474,017
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	6,364,970 (1)	(3,210,054	)(1)	(11,831,415)	1,841,348
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(9,234,682)	11,767,282		(1,524,013)	(12,088,919)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,513,204)	9,744,649		(11,257,850)	(8,773,554)
Distributions(2)	(1,558,591)	(878,665)		(4,283,498)	(363,656)
Capital Share Transactions:
Issued	15,556,073	36,796,138		18,879,004	69,427,851
Redeemed	(50,893,642)	(7,651,145)		(16,890,373)	(17,377,887)
Increase (Decrease) in Net Assets from Capital Share Transactions	(35,337,569)	29,144,993		1,988,631	52,049,964
Total Increase (Decrease) in Net Assets	(38,409,364)	38,010,977		(13,552,717)	42,912,754
Net Assets:
Beginning of Year	63,704,542	25,693,565		53,576,287	10,663,533
End of Year	$25,295,178 *	$63,704,542	*	$40,023,570 †	$53,576,287 †
Share Transactions:
Issued	1,250,000	3,250,000		1,450,000	4,200,000
Redeemed	(4,100,000)	(750,000)		(1,500,000)	(950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,850,000)	2,500,000		(50,000)	3,250,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (see Note 10 in Notes to Financial Statements).

*	Includes undistributed (distributed in excess) net investment income $1,153,141, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed (distributed in excess) net investment income $1,352,980, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.
100

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††
Global X China Consumer ETF
2018	17.44	0.20	(3.95)	(3.75)	(0.12)	(0.12)	13.57	(21.70)	120,102	0.65	1.11	17.92
2017	11.97	0.24	5.40	5.64	(0.17)	(0.17)	17.44	47.90	156,050	0.65	1.67	34.72
2016	13.72	0.20	(1.36)	(1.16)	(0.59)	(0.59)	11.97	(8.57)	73,023	0.65	1.71	38.13
2015	13.82	0.53	(0.37)	0.16	(0.26)	(0.26)	13.72	1.34	93,951	0.65	3.86	24.57
2014	15.87	0.17	(2.07)	(1.90)	(0.15)	(0.15)	13.82	(12.09)	134,014	0.65	1.18	18.89
Global X China Energy ETF
2018	11.69	0.49	0.05	0.54	(0.41)	(0.41)	11.82	4.77	2,955	0.65	4.00	14.60
2017	10.56	0.41	0.93	1.34	(0.21)	(0.21)	11.69	13.13	1,754	0.65	3.82	11.85
2016	11.61	0.22	(0.94)	(0.72)	(0.33)	(0.33)	10.56	(6.11)	1,583	0.65	2.19	22.19
2015	15.03	0.22	(3.31)	(3.09)	(0.33)	(0.33)	11.61	(20.89)	1,741	0.65	1.66	15.62
2014	15.11	0.29	(0.09)	0.20	(0.28)	(0.28)	15.03	1.34	4,509	0.65	1.90	12.65
Global X China Financials ETF
2018	17.63	0.48	(2.38)	(1.90)	(0.34)	(0.34)	15.39	(11.04)	30,784	0.66	2.67	15.09
2017	13.80	0.39	3.70	4.09	(0.26)	(0.26)	17.63	30.32	50,251	0.65	2.58	19.12
2016	14.90	0.25	(0.62)	(0.37)	(0.73)	(0.73)	13.80	(2.56)	28,289	0.65	1.92	18.43
2015	13.50	0.54	1.02	1.56	(0.16)	(0.16)	14.90	11.50	57,358	0.65	3.34	15.88
2014	13.29	0.23	0.05 ^	0.28	(0.07)	(0.07)	13.50	2.08	48,585	0.65	1.76	6.90
Global X China Industrials ETF
2018	16.06	0.29	(2.41)	(2.12)	(0.35)	(0.35)	13.59	(13.44)	2,038	0.66	1.92	18.28
2017	12.57	0.24	3.45	3.69	(0.20)	(0.20)	16.06	29.88	4,015	0.65	1.68	21.53
2016	14.44	0.18	(1.71)	(1.53)	(0.34)	(0.34)	12.57	(10.60)	3,770	0.65	1.47	14.08
2015	12.93	0.21	1.40	1.61	(0.10)	(0.10)	14.44	12.49	7,222	0.65	1.38	23.87
2014	12.14	0.15	0.83	0.98	(0.19)	(0.19)	12.93	8.13	5,821	0.65	1.24	10.61
Global X China Materials ETF
2018	21.59	0.46	(5.84)	(5.38)	(0.24)	(0.24)	15.97	(25.20)	2,395	0.66	2.27	26.95
2017	13.42	0.38	7.95	8.33	(0.16)	(0.16)	21.59	62.79	5,397	0.65	2.19	49.80
2016	13.29	0.16	0.68	0.84	(0.71)	(0.71)	13.42	6.84	1,342	0.65	1.31	26.33
2015	14.80	0.40	(1.70)	(1.30)	(0.21)	(0.21)	13.29	(8.95)	1,329	0.65	2.39	28.59
2014	15.13	0.19	(0.27)	(0.08)	(0.25)	(0.25)	14.80	(0.57)	2,959	0.65	1.26	13.51
Global X NASDAQ China Technology ETF
2018	29.24	0.07	(6.23)	(6.16)	(0.68)	(0.68)	22.40	(21.70)	24,645	0.65	0.24	33.79
2017	23.23	0.28	6.69	6.97	(0.96)	(0.96)	29.24	31.56	19,007	0.65	1.14	42.59
2016	22.01	0.45	0.91	1.36	(0.14)	(0.14)	23.23	6.20	13,940	0.65	2.09	42.02
2015	23.48	0.12	(1.52)	(1.40)	(0.07)	(0.07)	22.01	(5.94)	15,404	0.65	0.52	44.95
2014	20.63	0.06	2.80	2.86	(0.01)	(0.01)	23.48	13.85	22,307	0.65	0.29	64.79

^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investment of the Fund.

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized.  The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
101

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††
Global X FTSE Southeast Asia ETF
2018	15.91	0.49	(0.81)	(0.32)	(0.27)	(0.27)	15.32	(2.15)	17,614	0.65		2.94	11.98
2017	13.72	0.32	2.23	2.55	(0.36)	(0.36)	15.91	19.19	14,320	0.65		2.23	7.78
2016	13.07	0.31	0.78	1.09	(0.44)	(0.44)	13.72	8.75	12,349	0.65		2.40	12.94
2015	16.76	0.34	(3.61)	(3.27)	(0.42)	(0.42)	13.07	(19.97)	14,376	0.65		2.26	24.06
2014	17.12	0.39	(0.16)	0.23	(0.59)	(0.59)	16.76	1.68	29,336	0.65		2.36	8.36
Global X MSCI Colombia ETF
2018	9.56	0.21	(0.91)	(0.70)	(0.18)	(0.18)	8.68	(7.55)	82,282	0.62	@	2.01	39.15
2017	9.22	0.18	0.29	0.47	(0.13)	(0.13)	9.56	5.24	92,984	0.62	@	1.83	40.93
2016	8.79	0.16	0.39	0.55	(0.12)	(0.12)	9.22	6.55	88,760	0.65	@	1.82	37.60
2015	17.42	0.31	(8.53)	(8.22)	(0.41)	(0.41)	8.79	(47.93)	66,616	0.61	@	2.80	66.93
2014	20.55	0.40	(2.78)	(2.38)	(0.75)	(0.75)	17.42	(11.73)	100,688	0.66	@	2.12	47.57
Global X MSCI Argentina ETF
2018	32.05	0.35	(6.87)	(6.52)	(0.17)	(0.17)	25.36	(20.48)	89,391	0.60	‡	1.07	34.46
2017	23.69	0.07	8.37	8.44	(0.08)	(0.08)	32.05	35.79	183,468	0.65	‡	0.24	24.45
2016	19.81	0.15	3.89	4.04	(0.16)	(0.16)	23.69	20.65	90,602	0.74		0.69	20.88
2015	21.18	0.11	(1.39)	(1.28)	(0.09)	(0.09)	19.81	(6.04)	15,355	0.74		0.58	26.88
2014	20.29	0.10	0.91 ^	1.01	(0.12)	(0.12)	21.18	5.03	20,652	0.74		0.49	95.29
Global X MSCI Greece ETF
2018	9.30	0.19	(1.59)	(1.40)	(0.22)	(0.22)	7.68	(15.63)	257,901	0.59		1.98	16.38
2017	7.35	0.15	1.95	2.10	(0.15)	(0.15)	9.30	29.04	349,788	0.61		1.69	21.59
2016	10.41	0.13	(3.07)	(2.94)	(0.12)	(0.12)	7.35	(28.33)	245,561	0.62		1.71	76.19
2015	15.84	0.18	(5.48)	(5.30)	(0.13)	(0.13)	10.41	(33.66)	314,907	0.62		1.61	29.35
2014	22.60	0.08	(6.83)	(6.75)	(0.01)	(0.01)	15.84	(29.83)	140,201	0.62		0.38	64.19
Global X MSCI Norway ETF
2018	13.50	0.37	0.48	0.85	(0.38)	(0.38)	13.97	6.47	163,471	0.50		2.64	9.55
2017	11.07	0.41	2.34	2.75	(0.32)	(0.32)	13.50	25.53	164,736	0.50		3.41	9.53
2016	10.75	0.35	0.34	0.69	(0.37)	(0.37)	11.07	6.86	113,997	0.50		3.39	16.62
2015	14.82	0.34	(3.58)	(3.24)	(0.83)	(0.83)	10.75	(22.50)	65,024	0.50		2.76	16.05
2014	16.76	0.63	(2.18)	(1.55)	(0.39)	(0.39)	14.82	(9.46)	183,038	0.50		3.76	26.50
Global X FTSE Nordic Region ETF
2018	23.89	0.63	(2.87)	(2.24)	(0.83)	(0.83)	20.82	(9.67)	24,149	0.58		2.80	7.37
2017	19.38	0.51	4.72	5.23	(0.72)	(0.72)	23.89	27.97	38,464	0.55		2.37	6.79
2016	22.29	0.63	(2.91)	(2.28)	(0.63)	(0.63)	19.38	(10.54)	40,899	0.51		3.01	10.90
2015	24.36	0.59	(1.81)	(1.22)	(0.85)	(0.85)	22.29	(5.05)	52,596	0.50		2.53	7.76
2014	23.74	0.79	0.46	1.25	(0.63)	(0.63)	24.36	5.30	59,927	0.50		3.16	6.05
^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investment of the Fund.

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized.  The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68%, 0.81%, 0.84%, 0.79%  and 0.78%  for the years ended October 31, 2018, 2017, 2016, 2015, and 2014, respectively.

‡	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratios would have been 0.66% and 0.74% for the years ended October 31, 2018 and 2017.

The accompanying notes are an integral part of the financial statements.
102

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X MSCI Nigeria ETF
2018	21.43	0.73	(3.76)	(3.03)	(0.42)	—	(0.42)	17.98	(14.46)	40,675	0.88		3.29		62.52
2017	17.24	0.54	4.07	4.61	(0.42)	—	(0.42)	21.43	27.52	64,559	1.07		2.99		21.07
2016	31.76	0.86	(14.16)	(13.30)	(1.22)	—	(1.22)	17.24	(43.30)	28,009	1.02	@	3.80		29.61
2015	52.08	1.37	(20.47)	(19.10)	(1.22)	—	(1.22)	31.76	(37.25)	24,623	0.68	@	3.72		34.00
2014(1)	59.68	1.88	(8.65)	(6.77)	(0.68)	(0.15)	(0.83)	52.08	(11.55)	16,924	0.68	@	3.14		54.75
Global X Next Emerging & Frontier ETF
2018	23.28	0.59	(3.24)	(2.65)	(0.41)	—	(0.41)	20.22	(11.66)	13,145	0.55		2.54		14.62
2017	20.15	0.40	3.21	3.61	(0.48)	—	(0.48)	23.28	18.53	16,294	0.56		1.89		7.93
2016	19.27	0.20	1.14 ^	1.34	(0.46)	—	(0.46)	20.15	7.33	15,112	0.56		1.13		9.35
2015	25.55	0.49	(6.37)	(5.88)	(0.40)	—	(0.40)	19.27	(23.29)	106,925	0.58		2.22		19.72
2014(2)	25.08	0.51	0.01	0.52	(0.05)	—	(0.05)	25.55	2.07	152,027	0.58	†‡	2.00	†	24.14
Global X MSCI Portugal ETF
2018	12.49	0.36	(1.25)	(0.89)	(0.36)	—	(0.36)	11.24	(7.26)	25,295	0.57		2.91		21.05
2017	9.88	0.36	2.65	3.01	(0.40)	—	(0.40)	12.49	31.88	63,705	0.60		3.31		25.31
2016	10.85	0.42	(0.93)	(0.51)	(0.46)	—	(0.46)	9.88	(4.86)	25,694	0.61		4.26		27.20
2015	12.65	0.30	(1.87)	(1.57)	(0.23)	—	(0.23)	10.85	(12.39)	37,449	0.61		2.68		35.26
2014(3)	15.04	0.38	(2.77)	(2.39)	—	—	—	12.65	(15.89)	36,692	0.61	†	2.58	†	53.58
Global X MSCI Pakistan ETF
2018	13.56	0.47	(2.68)	(2.21)	(0.44)	(0.65)	(1.09)	10.26	(17.53)	40,024	0.87		3.84		44.05
2017	15.23	0.75	(1.90)	(1.15)	(0.52)	—	(0.52)	13.56	(8.25)	53,576	0.89		4.64		65.51
2016	14.17	0.58	0.90	1.48	(0.37)	(0.05)	(0.42)	15.23	10.87	10,664	0.91		4.01		21.22
2015(4)	15.28	0.35	(1.46)	(1.11)	—	—	—	14.17	(7.26)	5,667	0.90	†	4.43	†	19.31

(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on March 16, 2017 (See Note 9 in the Notes to Financial Statements).
(2)	The Fund commenced operations on November 6, 2013.
(3)	The Fund commenced operations on November 12, 2013.
(4)	The Fund commenced operations on April 22, 2015.
^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investment of the Fund.

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized.  The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 1.10%, 0.92%,  and 0.92% for the years and or period ended October 31, 2016, 2015 , and 2014, respectively.

‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.58% for the Global X Next Emerging & Frontier ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

103

Notes to Financial Statements
October 31, 2018

1. ORGANIZATION
The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2018, the Trust had ninety-seven investment portfolios, fifty-seven of which were operational.  The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X Next Emerging & Frontier ETF) has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Significant Accounting Policies followed by the Funds.
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ and the Nigerian Stock Exchange), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ and the Nigerian Stock Exchange, the Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations,

104

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which appr- oximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds investment adviser (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of security after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2018, there were securities valued using Fair Value Procedures of $0, $10,583, $24,050,  $1,243,029 and $12 in Global X China Materials ETF, Global X China Industrials ETF, Global X NASDAQ China Technology ETF, Global X MSCI Greece ETF and Global X MSCI Portugal ETF, respectively. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

105

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.
The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of October 31, 2018. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.
Global X China Industrials
Assets	Fair Value at 10/31/18	Valuation Technique(s)	Unobservable Input
Common Stock	$10,583	Valued at Last Traded Price	October 30, 2018 Last Traded Price

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2018. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas and RBC Capital Markts are held by Brown Brother Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of thesecurities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the
106

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

As of October 31, 2018, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X China Consumer ETF
BNP Paribas	$248,678	$248,678	$-	$-
RBC Capital Markets	863,463	863,463	-	-
Global X NASDAQ China Technology ETF
BNP Paribas	222,116	222,116	-	-
RBC Capital Markets	771,234	771,234	-	-
Global X MSCI Greece ETF
BNP Paribas	1,652,500	1,652,500	-	-
RBC Capital Markets	5,737,847	5,737,847	-	-
Global X MSCI Norway ETF
BNP Paribas	136,750	136,750	-	-
RBC Capital Markets	474,828	474,828	-	-
Global X FTSE Nordic Region ETF
BNP Paribas	111,056	111,056	-	-
RBC Capital Markets	385,610	385,610	-	-
Global X MSCI Portugal ETF
BNP Paribas	105,958	105,958	-	-
RBC Capital Markets	367,910	367,910	-	-

 (1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
 (2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits
107

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October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of each Fund.

The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the year ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation

108

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at October 31, 2018	Redemption Fee
Global X China Consumer ETF	50,000	$1,500	$678,500	$1,500
Global X China Energy ETF	50,000	1,500	591,000	1,500
Global X China Financials ETF	50,000	1,500	769,500	1,500
Global X China Industrials ETF	50,000	1,500	679,500	1,500
Global X China Materials ETF	50,000	1,500	798,500	1,500
Global X NASDAQ China Technology ETF	50,000	1,500	1,120,000	1,500
Global X FTSE Southeast Asia ETF	50,000	2,100	766,000	2,100
Global X MSCI Colombia ETF	50,000	2,000	434,000	2,000
Global X MSCI Argentina ETF	50,000	500	1,268,000	500
Global X MSCI Greece ETF	50,000	800	384,000	800
Global X MSCI Norway ETF	50,000	1,200	698,500	1,200
Global X FTSE Nordic Region ETF	50,000	1,000	1,041,000	1,000
Global X MSCI Nigeria ETF	50,000	2,300	899,000	2,300
Global X Next Emerging & Frontier ETF	50,000	9,500	1,011,000	9,500
Global X MSCI Portugal ETF	50,000	1,000	562,000	1,000
Global X MSCI Pakistan ETF	50,000	3,500	513,000	3,500

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which MAGI Merger Sub LLC, a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”), merged with and into the Adviser.  Pursuant to the terms of the transaction, Horizons acquired all of the equity interests of the Adviser, and the Adviser became a direct, wholly-owned subsidiary of Horizons and an indirect, wholly-owned subsidiary of Mirae.  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a

109

Notes to Financial Statements (continued)
October 31, 2018

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure.  For the Advisers service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF pay custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF may pay up to 0.16%, 0.01%, 0.07%, 0.42%, 0.07%, 0.06% and 0.23%, respectively, in Custody Fees (in addition to the Supervision and Administration Fee).

Supervision and Administration Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Colombia ETF*	0.61%
Global X MSCI Argentina ETF**	0.59%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X MSCI Nigeria ETF***	0.68%
Global X Next Emerging & Frontier ETF	0.49%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Pakistan ETF	0.68%

*Pursuant to an expense limitation agreement in existence between the Global X MSCI Colombia ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.61% of the Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.61% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment.  As of October 31, 2018, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Colombia ETF were $61,948 expiring 2021, $178,804 expiring 2020 and $145,757 expiring 2019. As of October 31, 2018, there had been no recoupment of previously waived and reimbursed fees.

110

Notes to Financial Statements (continued)
October 31, 2018

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
**Pursuant to an expense limitation agreement in existence between the Global X MSCI Argentina ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.59% of the Fund’s average daily net assets per year until at least May 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.59% during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.59% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of October 31, 2018, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Argentina ETF were $105,611 expiring 2021 and $123,845 expiring 2020. As of October 31, 2018, there had been no recoupment of previously waived and reimbursed fees.

***Pursuant to an expense limitation agreement in existence between the Global X MSCI Nigeria ETF (the “Fund”) and the Adviser prior to March 2, 2016, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.68% of the Fund’s average daily net assets per year until at least March 1, 2016. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although it was determined to end the expense limitation agreement as of March 2, 2016, prior waived or reimbursed fees are still subject to recoupment. As of October 31, 2018, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Nigeria ETF was $15,742 expiring in 2019. As of October 31, 2018, there had been no recoupment of previously waived and reimbursed fees.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3)

111

Notes to Financial Statements (continued)
October 31, 2018

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X China Consumer ETF	$64,864,956	$48,243,809
Global X China Energy ETF	381,831	350,746
Global X China Financials ETF	7,641,901	8,912,643
Global X China Industrials ETF	601,017	610,273
Global X China Materials ETF	1,330,036	1,230,359
Global X NASDAQ China Technology ETF	10,038,050	10,763,999
Global X FTSE Southeast Asia ETF	3,707,977	2,365,246
Global X MSCI Colombia ETF	39,698,793	39,335,213
Global X MSCI Argentina ETF	58,477,122	60,474,846
Global X MSCI Greece 20 ETF	63,766,197	64,043,727
Global X MSCI Norway ETF	16,058,980	15,688,723
Global X FTSE Nordic Region ETF	2,380,092	2,751,424
Global X MSCI Nigeria ETF	40,142,010	54,058,214
Global X Next Emerging & Frontier ETF	2,439,244	2,581,604
Global X MSCI Portugal ETF	9,809,468	10,032,729
Global X MSCI Pakistan ETF	24,036,224	24,560,605
During the year ended October 31, 2018, there were no purchases or sales of long-term U.S. Government securities for the Funds.

112

Notes to Financial Statements (continued)
October 31, 2018

4. INVESTMENT TRANSACTIONS (continued)
For the year ended October 31, 2018, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X China Consumer ETF	$260,688,317	$234,562,989	$10,027,901
Global X China Energy ETF	1,296,349	-	-
Global X China Financials ETF	7,196,907	18,240,989	2,191,078
Global X China Industrials ETF	-	1,376,251	(194,482)
Global X China Materials ETF	-	1,860,542	71,215
Global X NASDAQ China Technology ETF	15,894,939	1,437,495	623,704
Global X FTSE Southeast Asia ETF	7,809,638	4,243,601	429,315
Global X MSCI Colombia ETF	9,666,195	9,937,156	3,004,222
Global X MSCI Argentina ETF	65,918,040	126,371,765	29,835,545
Global X MSCI Greece 20 ETF	141,539,720	154,475,229	24,334,250
Global X MSCI Norway ETF	46,237,912	51,407,718	12,521,781
Global X FTSE Nordic Region ETF	1,142,107	11,273,626	1,254,841
Global X Next Emerging & Frontier ETF	966,426	1,640,463	158,958
Global X MSCI Portugal ETF	15,551,675	50,859,852	6,901,925
For the year ended October 31, 2017, in-kind transactions associated with creations and redemptions were:

		Sales and Maturities
	Purchases		Realized Gain/(Loss)
Global X China Consumer ETF	$59,418,280	$12,389,046	$1,868,852
Global X China Financials ETF	13,636,459	1,395,729	100,070
Global X China Industrials ETF	-	685,305	55,110
Global X China Materials ETF	3,783,954	822,939	105,132
Global X NASDAQ China Technology ETF	4,096,896	2,363,171	597,429
Global X FTSE Southeast Asia ETF	1,203,176	1,030,597	(95,948)
Global X MSCI Colombia ETF	7,104,849	6,100,974	853,890
Global X MSCI Argentina ETF	104,228,654	50,146,596	17,011,676
Global X MSCI Greece ETF	115,144,814	77,641,139	24,189,607
Global X MSCI Norway ETF	67,332,225	40,587,472	9,009,777
Global X FTSE Nordic Region ETF	3,499,734	12,958,926	983,586
Global X Next Emerging & Frontier ETF	-	721,337	4,312
Global X MSCI Portugal ETF	36,748,356	7,652,313	835,739
113

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to redemptions in-kind, expired capital loss carryforwards, sales of passive foreign investment companies, and foreign currency, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2018:

		Distributable (Loss)*
Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Global X China Consumer ETF	$8,116,910	$2,160	$(8,119,070)
Global X China Energy ETF	–	50	(50)
Global X China Financials ETF	1,030,645	4,842	(1,035,487)
Global X China Industrials ETF	(306,564)	10,893	295,671
Global X China Materials ETF	62,312	76	(62,388)
Global X NASDAQ China Technology ETF	547,612	61,566	(609,178)
Global X FTSE Southeast Asia ETF	417,329	(2,913)	(414,416)
Global X MSCI Colombia ETF	1,583,892	108,764	(1,692,656)
Global X MSCI Argentina ETF	28,753,509	17,530	(28,771,039)
Global X MSCI Greece ETF	13,374,725	703,778	(14,078,503)
Global X MSCI Norway ETF	9,993,430	19,101	(10,012,531)
Global X FTSE Nordic Region ETF	960,811	183,596	(1,144,407)
Global X MSCI Nigeria ETF	–	(156,152)	156,152
Global X Next Emerging & Frontier ETF	157,984	(14,867)	(143,117)
Global X MSCI Portugal ETF	5,737,129	277,841	(6,014,970)
Global X MSCI Pakistan ETF	–	(250,916)	250,916

* The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for Registered Investment Companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/Loss, and Unrealized Gain/Loss to one line item “Total Distributable Earnings/(Loss)”. The table above provides the tax characteristics of distributable earnings/(loss) which are included in Total distributable (loss).

114

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the periods ended October 31, 2018 and 2017 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X China Consumer ETF
2018	$1,451,475	$–	$–	$1,451,475
2017	998,941	–	–	998,941
Global X China Energy ETF
2018	$61,751	$–	$–	$61,751
2017	32,233	–	–	32,233
Global X China Financials ETF
2018	$957,793	$–	$–	$957,793
2017	528,238	–	–	528,238
Global X China Industrials ETF
2018	$86,463	$–	$–	$86,463
2017	59,685	–	–	59,685
Global X China Materials ETF
2018	$58,997	$–	$–	$58,997
2017	16,197	–	–	16,197
Global X NASDAQ China Technology ETF
2018	$578,519	$–	$–	$578,519
2017	528,298	–	–	528,298
Global X FTSE Southeast Asia ETF
2018	$284,000	$–	$–	$284,000
2017	284,922	–	–	284,922
Global X MSCI Colombia ETF
2018	$1,748,612	$–	$–	$1,748,612
2017	1,265,662	–	–	1,265,662
Global X MSCI Argentina ETF
2018	$1,050,485	$–	$–	$1,050,485
2017	308,816	–	–	308,816
Global X MSCI Greece ETF
2018	$8,523,662	$–	$–	$8,523,662
2017	5,196,758	–	–	5,196,758
Global X MSCI Norway ETF
2018	$4,071,466	$–	$–	$4,071,466
2017	3,382,974	–	–	3,382,974
Global X FTSE Nordic Region ETF
2018	$1,206,770	$–	$–	$1,206,770
2017	1,335,962	–	–	1,335,962
Global X MSCI Nigeria ETF
2018	$1,360,193	$–	$–	$1,360,193
2017	706,374	–	–	706,374
Global X Next Emerging & Frontier ETF
2018	$288,733	$–	$–	$288,733
2017	337,103	–	–	337,103
Global X MSCI Portugal ETF
2018	$1,558,591	$–	$–	$1,558,591
2017	878,665	–	–	878,665
Global X MSCI Pakistan ETF
2018	$2,761,116	$1,522,382	$–	$4,283,498
2017	363,656	–	–	363,656

115

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION (continued)

As of October 31, 2018, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Undistributed Ordinary Income	$3,056,282	$95,554	$1,323,828	$42,485
Capital Loss Carryforwards	(52,094,462)	(1,272,397)	(3,228,266)	(2,322,678)
Unrealized Depreciation on Investments and Foreign Currency	(53,837,320)	(356,450)	(2,795,612)	(723,524)
Other Temporary Differences	(7)	(2)	(2)	(3)
Total Accumulated Losses	$(102,875,507)	$(1,533,295)	$(4,700,052)	$(3,003,720)

	Global X Funds
	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF
Undistributed Ordinary Income	$105,295	$62,817	$546,204	$1,934,973
Capital Loss Carryforwards	(1,428,514)	(3,956,651)	(5,608,876)	(79,235,565)
Unrealized Depreciation on Investments and Foreign Currency	(907,028)	(3,941,335)	(1,341,862)	(18,357,623)
Other Temporary Differences	1	1	(1)	(4)
Total Accumulated Losses	$(2,230,246)	$(7,835,168)	$(6,404,535)	$(95,658,219)

	Global X Funds
	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Undistributed Ordinary Income	$1,002,400	$4,435,496	$3,919,337	$785,130
Capital Loss Carryforwards	(4,633,390)	(134,395,488)	(27,272,319)	(4,033,599)
Unrealized Depreciation on Investments and Foreign Currency	(29,737,802)	(136,301,083)	(4,795,527)	(3,254,723)
Other Temporary Differences	(5)	(12)	(10)	–
Total Accumulated Losses	$(33,368,797)	$(266,261,087)	$(28,148,519)	$(6,503,192)

	Global X Funds
	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF
Undistributed Ordinary Income	$2,007,027	$398,925	$1,228,901	$1,475,561
Capital Loss Carryforwards	(13,979,228)	(21,945,456)	(10,135,426)	(7,850,807)
Unrealized Depreciation on Investments and Foreign Currency	(8,528,757)	(1,727,802)	(7,726,880)	(18,134,381)
Other Temporary Differences	–	–	5	(2)
Total Accumulated Losses	$(20,500,958)	$(23,274,333)	$(16,633,400)	$(24,509,629)

116

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION (continued)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2018, the Funds that had capital loss carryforwards are listed below:

piration date	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF	Global X China Materials ETF
October 2019	$1,341,121	$33,912	$-	$-	$-

Expiration date	Global X NASDAQ China Technology ETF	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
October 2019	$236,466	$-	$8,249,654	$414,683	$-

Expiration date	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X MSCI Portugal ETF
October 2019	$1,802,290	$-	$-	$-	$-

Expiration date	Global X MSCI Pakistan ETF
October 2019	$-

117

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.  Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses.  If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits.  To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions.  Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X China Consumer ETF	$7,857,624	$42,895,717	$50,753,341
Global X China Energy ETF	121,744	1,116,741	1,238,485
Global X China Financials ETF	2,321,092	907,174	3,228,266
Global X China Industrials ETF	296,038	2,026,640	2,322,678
Global X China Materials ETF	73,836	1,354,678	1,428,514
Global X NASDAQ China Technology ETF	2,472,622	1,247,563	3,720,185
Global X FTSE Southeast Asia ETF	1,906,796	3,702,080	5,608,876
Global X MSCI Colombia ETF	22,377,017	48,608,894	70,985,911
Global X MSCI Argentina ETF	3,795,823	422,884	4,218,707
Global X MSCI Greece ETF	63,449,791	70,945,697	134,395,488
Global X MSCI Norway ETF	6,781,631	18,688,398	25,470,029
Global X FTSE Nordic Region ETF	1,285,177	2,748,422	4,033,599
Global X MSCI Nigeria ETF	4,976,161	9,003,067	13,979,228
Global X Next Emerging & Frontier ETF	4,972,265	16,973,191	21,945,456
Global X MSCI Portugal ETF	3,085,397	7,050,029	10,135,426
Global X MSCI Pakistan ETF	1,174,223	6,676,584	7,850,807

118

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2018 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X China Consumer ETF	$174,776,573	$126,085	$(53,963,403)	$(53,837,318)
Global X China Energy ETF	3,306,117	164,243	(520,693)	(356,450)
Global X China Financials ETF	33,538,656	1,531,968	(4,327,580)	(2,795,612)
Global X China Industrials ETF	2,765,002	80,000	(803,526)	(723,526)
Global X China Materials ETF	3,304,793	58,195	(965,223)	(907,028)
Global X NASDAQ China Technology ETF	29,603,167	1,882,277	(5,823,612)	(3,941,335)
Global X FTSE Southeast Asia ETF	18,929,358	813,220	(2,155,081)	(1,341,861)
Global X MSCI Colombia ETF	100,456,933	6,040,463	(24,398,088)	(18,357,625)
Global X MSCI Argentina ETF	119,082,366	2,941,597	(32,679,400)	(29,737,803)
Global X MSCI Greece ETF	402,274,727	14,733,688	(151,034,771)	(136,301,083)
Global X MSCI Norway ETF	168,623,630	13,092,043	(17,887,570)	(4,795,527)
Global X FTSE Nordic Region ETF	27,797,456	1,067,785	(4,322,508)	(3,254,723)
Global X MSCI Nigeria ETF	49,105,632	6,260,355	(14,789,112)	(8,528,757)
Global X Next Emerging & Frontier ETF	14,845,032	1,471,549	(3,199,353)	(1,727,804)
Global X MSCI Portugal ETF	33,511,581	293,674	(8,020,550)	(7,726,876)
Global X MSCI Pakistan ETF	57,920,014	137,309	(18,271,690)	(18,134,381)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information  may be publicly available about emerging market country issuers than is available about issuers in the United States.

119

Notes to Financial Statements (continued)
October 31, 2018

6. CONCENTRATION OF RISKS (continued)
The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indexes).
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the fund. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the  collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
120

Notes to Financial Statements (continued)
October 31, 2018

7. LOANS OF PORTFOLIO SECURITIES (continued)

As of October 31, 2018, the value of the securities on loan was $1,109,372, $1,045,307, $7,592,452, $623,039, $508,780 and $487,546 for the Global X China Consumer ETF, Global X NASDAQ China Technology ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF,  Global X FTSE Nordic Region ETF and Global X MSCI Portugal ETF, respectively. The cash collateral received from securities on loan was $1,190,522, $1,063,359, $7,390,347, $654,680, $531,670 and $507,265 for the Global X China Consumer ETF, Global X NASDAQ China Technology ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF,  Global X FTSE Nordic Region ETF and Global X MSCI Portugal ETF, respectively.

At October 31, 2018, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X China Consumer ETF
Credit Suisse	$5,224	$5,775
JPMorgan	873,558	929,816
Morgan Stanley	222,352	245,823
ML Pierce, Fenner & Smith	8,238	9,108
Global X NASDAQ China Technology ETF
JPMorgan	1,045,307	1,063,359
Global X MSCI Greece ETF
Credit Suisse	2,728,091	2,808,000
JPMorgan	397,650	421,750
UBS AG London Branch	4,466,711	4,681,450
Global X MSCI Norway ETF
Citigroup	87,847	92,675
Deutsche Bank	129,138	144,000
JPMorgan	164,717	167,079	(1)
SG Americas Securities	105,578	111,891
UBS AG London Branch	135,759	139,035
Global X FTSE Nordic Region ETF
Deutsche Bank	365,555	379,882
SG Americas Securities	143,225	151,788
Global X MSCI Portugal ETF
Barclays Bank	26,800	26,976	(1)
Citigroup	31,652	32,400
Credit Suisse	38,107	39,006
JPMorgan	125,235	128,936
ML Pierce, Fenner & Smith	249,159	262,500
Morgan Stanley	16,593	17,447

(1) It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

121

Notes to Financial Statements (continued)
October 31, 2018

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective March 16, 2017, the Global X MSCI Nigeria ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on March 15, 2017. The effect of this transaction was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the net asset value per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
10. REGULATORY MATTERS

On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains; otherwise, the amount on the current Statements of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.
11. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the Financial Accoutning Standrads Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosures requirements for  fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

122

Notes to Financial Statements (concluded)
October 31, 2018

12. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, please note the additional disclosures:

Effective December 5, 2018, the ticker of the Global X NASDAQ China Technology ETF, which was renamed Global X MSCI China Communication Services ETF on December 6, 2018, was changed from QQQC to CHIC.

Effective December 6, 2018:

•	the Global X NASDAQ China Technology ETF was renamed Global X MSCI China Communication Services ETF and its underlying index was changed to the MSCI China Communication Services 10/50 Index;
•
the Global X China Consumer ETF was renamed Global X MSCI China Consumer Discretionary ETF (effective December 5, 2018) and its underlying index was changed to the MSCI China Consumer Discretionary 10/50 Index;

•	the Global X China Materials ETF was renamed Global X MSCI China Materials ETF and its underlying index was changed to the MSCI China Materials 10/50 Index;
•	the Global X China Industrials ETF was renamed Global X MSCI China Industrials ETF and its underlying index was changed to the MSCI China Industrials 10/50 Index;
•	the Global X China Energy ETF was renamed Global X MSCI China Energy ETF and its underlying index was changed to the MSCI China Energy IMI Plus 10/50 Index; and
•	Global X China Financials ETF was renamed Global X MSCI China Financials ETF and its underlying index was changed to MSCI China Financials 10/50 Index.

Subsequent to the October 31, 2018 period end, the Global X MSCI China Large-Cap 50 ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Real Estate ETF and Global X MSCI China Utilities ETF commenced operations on December 7, 2018 and the Global X DAX Germany ETF plans to be launched on December 24, 2018.

123

Report of Independent Registered Public Accounting Firm
October 31, 2018

To the Board of Trustees and Shareholders of Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF (sixteen of the funds constituting the Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018 and each of the financial highlights for each of the three years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended October 31, 2015 and the financial highlights for each of the periods ended on or prior to October 31, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2015 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

124

Report of Independent Registered Public Accounting Firm
October 31, 2018

Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers: when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in the Global X Funds since 2016.
125

Disclosure of Fund Expenses (unaudited)

ETFs such as the Funds have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees incurred in the purchase or sale of share of the Fund on the secondary market.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2018 through October 31, 2018.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that a Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.
126

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$739.50	0.65%	$2.87
Hypothetical 5% Return	1,000.00	1,021.91	0.65	3.33

Global X China Energy ETF
Actual Fund Return	$1,000.00	$951.70	0.67%	$3.30
Hypothetical 5% Return	1,000.00	1,021.83	0.67	3.41

Global X China Financials ETF
Actual Fund Return	$1,000.00	$820.40	0.66%	$3.05
Hypothetical 5% Return	1,000.00	1,021.85	0.66	3.39

Global X China Industrials ETF
Actual Fund Return	$1,000.00	$895.30	0.67%	$3.21
Hypothetical 5% Return	1,000.00	1,021.81	0.67	3.43

Global X China Materials ETF
Actual Fund Return	$1,000.00	$750.10	0.66%	$2.92
Hypothetical 5% Return	1,000.00	1,021.86	0.66	3.38

Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$768.40	0.65%	$2.90
Hypothetical 5% Return	1,000.00	1,021.92	0.65	3.32

Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$865.50	0.65%	$3.07
Hypothetical 5% Return	1,000.00	1,021.92	0.65	3.32

Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$786.20	0.62%	$2.79
Hypothetical 5% Return	1,000.00	1,022.08	0.62	3.16

Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$724.80	0.59%	$2.58
Hypothetical 5% Return	1,000.00	1,022.21	0.59	3.03

Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$717.10	0.59%	$2.54
Hypothetical 5% Return	1,000.00	1,022.25	0.59	2.99

Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$978.30	0.50%	$2.50
Hypothetical 5% Return	1,000.00	1,022.68	0.50	2.55

Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$934.50	0.59%	$2.89
Hypothetical 5% Return	1,000.00	1,022.22	0.59	3.02

Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$745.70	0.89%	$3.90
Hypothetical 5% Return	1,000.00	1,020.73	0.89	4.52

Global X Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$843.60	0.55%	$2.56
Hypothetical 5% Return	1,000.00	1,022.43	0.55	2.81

Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$892.10	0.59%	$2.79
Hypothetical 5% Return	1,000.00	1,022.25	0.59	2.98

Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$801.60	0.88%	$4.01
Hypothetical 5% Return	1,000.00	1,020.75	0.88	4.50

127

Disclosure of Fund Expenses (unaudited) (concluded)

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.).

128

Approval of Investment Advisory Agreement (unaudited)

Board Considerations in Approving the New Agreement

On February 12, 2018, Global X Management, LLC (“Global X Management”), investment adviser to each of the series of the Trust included in this annual report (each, a “Fund”), entered into an agreement and plan of merger (the “Acquisition Agreement”) pursuant to which MAGI Merger Sub LLC (“MAGI”), a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”) would be merged with and into Global X Management (the “Transaction”). Because the closing of the Transaction (“Closing”) would result in a change of control of Global X Management under the Investment Company Act of 1940, as amended (the “1940 Act”), that would automatically terminate the investment advisory agreement currently in effect between the Trust, on behalf of each Fund, and Global X Management (“Current Agreement”), the Board of Trustees of the Trust, (the “Board”) including a majority of those trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), were asked to consider approval of: (i) a new investment advisory agreement between the Trust, on behalf of each Fund, and Global X Management (“New Advisory Agreement”) and a Supervision and Administration Agreement between Global X Management and the Trust on behalf of each Fund; and (ii) an interim Investment Advisory Agreement (“New Interim Agreement,” together with the New Advisory Agreement, “New Agreements”) and an Interim Supervision and Administration Agreement between Global X Management and the Trust, on behalf of each Fund, to become effective should the Closing occur prior to a majority of a Fund’s outstanding voting shares approving the New Advisory Agreement.

At a telephonic meeting on February 16, 2018, the Board, the majority of whose Trustees are independent, received information from Mirae and Global X Management, and met with representatives of each. Following such meeting, the Independent Trustees requested and were provided with detailed materials relating to Mirae (including Horizons), Global X Management and the Transaction, and on February 23, 2018, the Board met at an in-person meeting called for the purpose of considering the New Agreements (the “Board Meeting”). At the Board Meeting, the Trustees discussed and approved the New Agreements between Global X and the Trust, on behalf of each Fund, and determined to recommend that Shareholders approve the New Advisory Agreement. The Independent Trustees met in executive session with their independent legal counsel during the Board Meeting to discuss the proposed Transaction and its possible effects on the Funds. At the Board Meeting, representatives of Mirae and Global X Management responded to questions from the Board, and discussed, among other things, the strategic rationale for the Transaction and Mirae’s general plans and intentions regarding the Funds. The Board, including the Independent Trustees, evaluated the terms of the New Agreements, reviewed the information provided by Mirae and Global X Management in connection with the consideration of approving the New Agreements on behalf of the Funds, and reviewed the duties and responsibilities of the Board in evaluating and approving the New Agreements.

In connection with the Board’s review of the New Agreements, Global X Management and Mirae advised the Board about a variety of matters, including the following:

•
No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders (“Shareholders”), including investment management and other shareholder services.

129

Approval of Investment Advisory Agreement (unaudited) (continued)

•
No material changes are currently contemplated in the operation of the Funds, and the same portfolio manager managing each Fund’s assets was expected to do so after the Transaction. (Ms. Harris subsequently ceased serving as portfolio manager, although her departure was for unrelated reasons and was not contemplated as part of the Transaction.)

•
Each Fund’s portfolio manager(s), as well as all of the other investment advisory personnel of Global X Management who currently assist in the management of the Funds, were expected to keep their current positions after the Transaction.

•
Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing.

•	The reputation, financial strength, and resources of Mirae, and the potential benefits to Shareholders of Mirae becoming the ultimate parent of the investment adviser to the Funds.

•	The long-term business goals of Mirae and Global X Management.

•	There will be no changes to the Funds’ key service providers.

In addition to the information provided by Global X Management and Mirae as described above, the Board also considered, among other factors, the following:

•	Mirae’s experience and success with past acquisitions.

•
The terms and conditions of the New Agreements will be substantially identical to the terms and conditions of the Current Agreement, including the continuation of the all-in fee structure, and that each Fund’s contractual fee rates under the New Agreements will remain the same as in the Current Agreement, with no increase in the overall fees paid by a Fund.

•	The capabilities, resources, and personnel of Horizons necessary for Global X Management to continue to provide the investment management services currently provided to each Fund.

•
The advisory fees paid by each Fund after the Transaction represent reasonable compensation to Global X Management in light of the services to be provided, the costs to Global X Management of providing those services, economies of scale, and the fees and other expenses paid by similar funds.

•
Global X Management and Horizons have agreed to pay all expenses of the Funds in connection with the proxy solicitation, and that the Funds will bear no costs in obtaining Shareholder approval of the New Advisory Agreement.

In connection with their consideration of the New Agreements the Trustees noted that, on November 14, 2017, the Board had approved the continuation of the Current Agreement. The Independent Trustees considered that, in connection with the foregoing approvals, the Board had determined that Global X Management had the capabilities, resources and personnel necessary to provide the services to each Fund as required under the Current Agreement, and the advisory fee rates paid by each Fund, taking into account the unitary fees charged to the Funds, represented reasonable compensation to Global X Management in light of the services provided. The Trustees noted that the

130

Approval of Investment Advisory Agreement (unaudited) (continued)

Board also considered the cost to Global X Management of providing those services, potential economies of scale as each Fund’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as the Board had considered relevant in the exercise of its reasonable business judgment. The Independent Trustees noted Global X Management’s confirmation that there had been no material changes to this information previously considered by the Board.

In considering whether to approve the New Agreements on behalf of the Funds, the Board reviewed the materials provided for the Board Meeting, including: (i) a copy of the New Agreements; (ii) information concerning the financial condition, businesses, operations and compliance programs of Global X Management and Horizons; and (iii) a copy of the current Form ADV for Horizons. In making its decision to approve the New Agreements, the Board, including the Independent Trustees, concluded that the information furnished was sufficiently responsive, and sufficient to allow the Trustees to form a reasonable business judgment for approval of the New Agreements.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by Global X Management; (ii) the personnel and operations of Global X Management; (iii) the investment performance of the Funds; (iv) the expected profitability to Global X Management under the New Agreements; (v) any “fall-out” benefits to Global X Management (i.e., the ancillary benefits realized due to Global X Management’s relationship with the Trust); and (vi) possible conflicts of interest. The following are among the primary factors taken into account by the Board in approving the New Agreements.

The Board reviewed the services that Global X Management expects to provide to each Fund. In connection with the advisory services to be provided to each Fund, the Board noted the significant responsibilities of Global X Management as the Funds’ investment adviser, including: implementation of the investment management program of each Fund; management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and oversight of general portfolio compliance with relevant law. The Board considered that, for a period of time after the Closing, Global X Management expects its operations would be the same as its current operations. The Board considered that Global X Management’s key personnel who provide services to the Funds are expected to provide those same services after the Transaction. The Board also noted that the Transaction is not expected to result in any change in the structure or operations of the Funds and that the Adviser does not currently anticipate any immediate changes to the Funds’ key service providers. The Board also considered the services Global X Management has provided to each Fund under the Current Agreement and the additional resources anticipated to be made available to the Funds’ portfolio management team following the Closing. The Board reviewed Global X Management’s experience, resources, strengths and its prior performance as investment adviser to the Funds.

Based on its consideration and review of the foregoing information, the Board determined that the Funds would likely benefit from the nature, quality and extent of the services to be provided by Global X Management under the New Agreements, as well as Global X Management’s ability to render such services based on its experience, personnel, operations and resources, including as expected to be augmented following the Closing.

131

Approval of Investment Advisory Agreement (unaudited) (continued)

The Board considered the appropriateness of the advisory fees and expense ratios of the Funds under the all-in fee structure under the New Agreements (which is the same fee structure as under the Current Agreement). The Board noted Global X Management’s assumption of the contractual obligation to limit each Fund’s ordinary operating expenses through the all-in fee structure under the New Agreements, which cannot be changed without Shareholder approval. The Board also noted Global X Management’s agreement to further waive its advisory fees and assume certain expenses with respect to certain Funds under new fee waiver agreements.

The Board also noted that Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing. The Board considered the fact that the fee waivers and expense reimbursements under the new fee waiver agreements would be kept in place for a period of two years after the Closing, and that Global X Management did not expect to request that the Board implement the Funds’ Rule 12b-1 plans in the foreseeable future.

The Board discussed with the representatives from Global X Management the expected costs to be incurred by Global X Management in rendering services to the Funds, and the profitability of Global X Management in connection with its service as investment adviser to each Fund, including operational costs but excluding costs related to the Transaction or for marketing. The Board acknowledged Global X Management’s contractual obligation to limit each Fund’s expenses through the all-in fee structure under the New Agreements (which is the same as under the Current Agreement), its willingness to further waive fees with respect to certain Funds under the new fee waiver agreements in order to cap the costs paid by the applicable Funds’ Shareholders and the effect of such obligation and commitments, respectively, on Global X Management’s expected profitability. The Board discussed with Global X Management its experience in addressing economies of scale. The Board received information regarding Global X Management’s financial condition and reviewed Global X Management’s financial statements. The Board concluded that the expected profitability of Global X Management was reasonable for the Funds in relation to the performance and asset sizes of the Funds. The Board also considered that the Funds’ expenses were not expected to increase after the Transaction closed.

The Board also considered that Global X Management may experience reputational and other “fall-out” benefits (i.e., benefits to affiliates of Global X Management, including Mirae and/or Horizons following the Transaction) based on the success of the Funds, but that such benefits were not likely to result in an “unfair burden” to the Funds.

The Board considered the investment performance of the Funds, including tracking error and difference, and the ability of the portfolio management team of Global X Management to continue such performance following the Closing. The Board concluded that Global X Management’s experience in managing the Funds, along with Horizon’s desire to retain all of the investment advisory personnel of Global X Management who currently assist in the management of the Funds, demonstrated that Global X Management had the ability to continue to successfully manage the Funds.

No single factor was determinative to the decision of the Board to approve the New Agreements. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the advisory fee rates under the New Agreements were reasonable in relation to the services expected

132

Approval of Investment Advisory Agreement (unaudited) (concluded)

to be provided by Global X Management to each Fund, as well as the expected costs incurred and benefits gained by Global X Management in providing such services. The Board also found the investment advisory fees under the New Agreements and the Current Agreement continued to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. The Board concluded that the Transaction would not result in an increase in advisory fee rates or net expense ratios, and was not expected to result in a decrease in the quality or quantity of services provided to the Funds, or impose an “unfair burden” on the Funds. The Board further concluded that, after the Transaction, Global X Management will have the capabilities, resources, and personnel necessary to provide the investment management services it currently provides to each Fund. As a result, the Board concluded that the approval of the New Agreements between Global X Management and the Trust, on behalf of each Fund, is in the best interests of each Fund.

133

Shareholder voting results (unaudited)

On May 11, 2018, a special Meeting of Shareholders of the Trust was held to elect the following four nominees to serve as members of the Board. Shares were voted as follows:
		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Charles A. Baker	For	372,438,195	97.28%	68.98%
	Withheld	10,414,231	2.72%	1.93%

Luis Berruga	For	359,303,234	93.85%	66.55%
	Withheld	23,552,191	6.15%	4.36%

Sanjay Ram Bharwani	For	358,443,432	93.62%	66.39%
	Withheld	24,412,956	6.38%	4.48%

Clifford J. Weber	For	372,088,624	97.19%	68.92%
	Withheld	10,759,838	2.81%	1.99%

On May 11, 2018, a special Meeting of Shareholders of the below listed Funds was held to approve a new investment advisory agreement for the Funds.  Shares were voted as follows:
		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X MSCI Norway ETF	For	7,682,315	75.66%	70.16%
	Against	34,159	0.34%	0.31%
	Abstain	11,332	0.11%	0.10%
	Broker Non-Vote	2,425,798	23.89%	22.15%
Global X China Consumer ETF	For	11,215,375	76.08%	64.83%
	Against	34,346	0.23%	0.20%
	Abstain	34,663	0.24%	0.20%
	Broker Non-Vote	3,456,293	23.45%	19.98%

134

Shareholder voting results (unaudited) (continued)

On June 8, 2018, a special Meeting of Shareholders of the below listed Funds was held to approve a new investment advisory agreement for the Funds.  Shares were voted as follows:
		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X China Materials ETF	For	131,779	86.52%	52.72%
	Against	4,906	3.22%	1.96%
	Abstain	1,361	0.89%	0.54%
	Broker Non-Vote	14,266	9.37%	5.71%
Global X China Energy ETF	For	65,537	75.65%	43.69%
	Against	821	0.95%	0.55%
	Abstain	442	0.51%	0.29%
	Broker Non-Vote	19,835	22.89%	13.22%
Global X MSCI Portugal ETF	For	1,515,281	69.21%	35.65%
	Against	13,562	0.62%	0.32%
	Abstain	14,190	0.65%	0.33%
	Broker Non-Vote	646,236	29.52%	15.21%
Global X MSCI Argentina ETF	For	2,280,473	68.86%	37.23%
	Against	22,258	0.67%	0.36%
	Abstain	15,403	0.47%	0.25%
	Broker Non-Vote	993,786	30.01%	16.23%
Global X MSCI Nigeria ETF	For	1,416,580	68.59%	39.22%
	Against	23,662	1.15%	0.66%
	Abstain	9,964	0.48%	0.28%
	Broker Non-Vote	615,193	29.79%	17.03%
Global X MSCI Pakistan ETF	For	1,805,437	67.98%	36.11%
	Against	18,453	0.69%	0.37%
	Abstain	9,552	0.36%	0.19%
	Broker Non-Vote	822,412	30.97%	16.45%
Global X Greece ETF	For	16,547,890	67.61%	37.69%
	Against	202,428	0.83%	0.46%
	Abstain	113,965	0.47%	0.26%
	Broker Non-Vote	7,612,916	31.10%	17.34%
Global X China Industrials ETF	For	147,599	67.51%	59.04%
	Against	4,147	1.90%	1.66%
	Abstain	3,597	1.65%	1.44%
	Broker Non-Vote	63,289	28.95%	25.32%

135

Shareholder voting results (unaudited) (continued)

Global X FTSE Nordic Region	For	588,069	72.79%	40.28%
	Against	18,243	2.26%	1.25%
	Abstain	22,436	2.78%	1.54%
	Broker Non-Vote	179,175	22.18%	12.27%
Global X FTSE Southeast Asia ETF	For	466,995	68.48%	40.61%
	Against	36,917	5.41%	3.21%
	Abstain	3,373	0.49%	0.29%
	Broker Non-Vote	174,631	25.61%	15.19%

On June 15, 2018, a special Meeting of Shareholders of the below listed Fund was held to approve a new investment advisory agreement for the Fund.  Shares were voted as follows:
		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X China Financials ETF	For	1,467,599	67.38%	46.59%
	Against	31,966	1.47%	1.01%
	Abstain	41,285	1.90%	1.31%
	Broker Non-Vote	637,229	29.26%	20.23%

On July 6, 2018, a special Meeting of Shareholders of the below listed Fund was held to approve a new investment advisory agreement for the Fund.  Shares were voted as follows:
		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X MSCI Colombia ETF	For	4,500,023	76.48%	46.49%
	Against	67,659	1.15%	0.70%
	Abstain	151,318	2.57%	1.56%
	Broker Non-Vote	1,164,810	19.80%	12.03%

On July 27, 2018, a special Meeting of Shareholders of the below listed Fund was held to approve a new investment advisory agreement for the Fund.  Shares were voted as follows:
		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Next Emerging & Frontier ETF	For	368,304	67.66%	49.11%
	Against	10,593	1.95%	1.41%
	Abstain	4,128	0.76%	0.55%
	Broker Non-Vote	161,289	29.63%	21.51%

136

Shareholder voting results (unaudited) (concluded)

On August 3, 2018, a special Meeting of Shareholders of the below listed Fund was held to approve a new investment advisory agreement for the Fund.  Shares were voted as follows:
		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X NASDAQ China Technology ETF	For	474,988	67.77%	41.30%
	Against	12,839	1.83%	1.12%
	Abstain	21,664	3.09%	1.88%
	Broker Non-Vote	191,406	27.31%	16.64%

137

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.  The Funds’ Market Price may be at, above or below their NAV.  The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings.  The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated.  A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

138

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	57[2]	Trustee of OSI ETF Trust (since 2016).
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	57[2]	None.
Clifford J. Weber 600 Lexington Avenue, 20th Floor New York, NY 10022 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015); and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	57[2]
Lead Independent Trustee of Clough Funds Trust (since 2015); Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017) ; Trustee of Clough Global Dividend and Income Fund (since 2017); and Clough Global Opportunities Fund (since 2017).

139

Trustees and Officers of the Trust (unaudited) (concluded)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The  following chart lists Trustees and Officers as of October 31, 2018.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014).	57[2]	None.
Chang Kim 600 Lexington Avenue, 20th Floor New York, NY 10022 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018).	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017).	N/A	None.
Lisa K. Whittaker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1978)	Secretary (since 7/2018).	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012).	N/A	None.
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016).	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	None.
Eric Kleinschmidt[3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016).	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present).	N/A	None.
Dianne Descoteaux[3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018).	Counsel at SEI Investments (2010-presentt).	N/A	None.

1  Each Trustee serves until his or her successor is duly elected or appointed and qualified.
2   As of October 31, 2018, the Trust had ninety-seven investment portfolios, fifty-seven of which were operational.
3  These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

140

notice to shareholders (unaudited)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2018, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction0F(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related DividendsF2F2F(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X China Consumer ETF	0.00%	100.00%	100.00%	0.00%	55.24%	0.00%	0.01%	0.00%	0.00%
Global X China Energy ETF	0.00%	100.00%	100.00%	0.00%	63.37%	0.09%	0.03%	0.00%	10.81%
Global X China Financials ETF	0.00%	100.00%	100.00%	0.00%	86.72%	0.00%	0.01%	0.00%	10.13%
Global X China Industrials ETF	0.00%	100.00%	100.00%	0.00%	52.72%	0.00%	0.01%	0.00%	4.44%
Global X China Materials ETF	0.00%	100.00%	100.00%	0.00%	68.85%	0.00%	0.03%	0.00%	8.47%
Global X NASDAQ China Technology ETF	0.00%	100.00%	100.00%	0.00%	14.98%	0.00%	0.01%	0.00%	0.00%
Global X FTSE Southeast Asia ETF	0.00%	100.00%	100.00%	0.00%	64.22%	0.00%	0.03%	0.00%	10.66%
Global X MSCI Colombia ETF	0.00%	100.00%	100.00%	0.00%	39.26%	0.00%	0.05%	0.00%	0.00%
Global X MSCI Argentina ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.20%	0.09%	0.00%	0.00%
Global X MSCI Greece ETF	0.00%	100.00%	100.00%	0.55%	99.49%	0.00%	0.08%	0.00%	14.43%
Global X MSCI Norway ETF	0.00%	100.00%	100.00%	0.00%	60.50%	0.00%	0.01%	0.00%	15.05%
Global X FTSE Nordic Region ETF	0.00%	100.00%	100.00%	0.00%	63.77%	0.00%	0.00%	0.00%	0.00%
Global X MSCI Nigeria ETF	0.00%	100.00%	100.00%	0.00%	0.00%	0.04%	0.06%	0.00%	16.40%
Global X Next Emerging & Frontier ETF	0.00%	100.00%	100.00%	0.88%	89.16%	0.00%	0.04%	0.00%	13.93%
Global X MSCI Portugal ETF	0.00%	100.00%	100.00%	0.00%	63.78%	0.00%	0.00%	0.00%	11.51%
Global X MSCI Pakistan ETF	32.27%	67.73%	100.00%	0.00%	77.34%	0.01%	0.02%	0.00%	9.20%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) ‘‘U.S. Government Interest’’ represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.  However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" is reflected as a percentage of ordinary income distribution. Interest related dividends is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

141

notice to shareholders (unaudited)

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2018, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X China Energy ETF	$118,791	$7,487
Global X China Financials ETF	1,802,990	107,959
Global X China Industrials ETF	89,882	4,016
Global X China Materials ETF	141,244	5,461
Global X FTSE Southeast Asia ETF	755,354	33,899
Global X MSCI Greece ETF	11,923,861	1,437,104
Global X MSCI Norway ETF	6,296,910	721,557
Global X MSCI Nigeria ETF	2,997,090	266,918
Global X Next Emerging & Frontier ETF	559,803	46,717
Global X MSCI Portugal ETF	1,847,860	202,678
Global X MSCI Pakistan ETF	3,006,390	433,766

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

142

Notes

143

Notes

144

600 Lexington Avenue, 20th floor
New York, NY 10022
1-888-GXFund-1
(1-888-493-8631)
www.globalxfunds.com

Investment Adviser and Administrator:
 Global X Management Company LLC
600 Lexington Avenue, 20th floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 20036

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-AR-002-0800

Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X Social Media ETF (ticker: SOCL)
Global X | JPMorgan Efficiente Index ETF (ticker: EFFE)
Global X | JPMorgan U.S. Sector Rotator Index ETF (ticker: SCTO)
Global X Guru® Index ETF (ticker: GURU)
Global X Scientific Beta U.S. ETF (ticker: SCIU)
Global X Scientific Beta Europe ETF (ticker: SCID)
Global X Scientific Beta Japan ETF (ticker: SCIJ)
Global X Scientific Beta Asia ex-Japan ETF (ticker: SCIX)
Global X YieldCo Index ETF (ticker: YLCO)
Global X S&P 500® Catholic Values ETF (ticker: CATH)

Annual Report
October 31, 2018

Management Discussion of Fund Performance	1
Schedule of Investments
Global X SuperDividend® ETF	33
Global X SuperDividend® U.S. ETF	39
Global X MSCI SuperDividend® EAFE ETF	43
Global X MSCI SuperDividend® Emerging Markets ETF	47
Global X SuperDividend® REIT ETF	51
Global X SuperIncome™ Preferred ETF	54
Global X Social Media ETF	58
Global X | JPMorgan Efficiente Index ETF	61
Global X | JPMorgan U.S. Sector Rotator Index ETF	62
Global X Guru® Index ETF	63
Global X Scientific Beta U.S. ETF	67
Global X Scientific Beta Europe ETF	77
Global X Scientific Beta Japan ETF	94
Global X Scientific Beta Asia ex-Japan ETF	101
Global X YieldCo Index ETF	107
Global X S&P 500® Catholic Values ETF	109
Statements of Assets and Liabilities	121
Statements of Operations	125
Statements of Changes in Net Assets	129
Financial Highlights	137
Notes to Financial Statements	139
Report of Independent Registered Public Accounting Firm	158
Disclosure of Fund Expenses	160
Approval of Investment Advisory Agreement	162
Supplemental Information	167
Trustees and Officers of the Trust	168
Notice to Shareholders	170
Shareholder Voting Results	172

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

Global X SuperDividend® ETF

The Global X SuperDividend® ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 100 equally-weighted companies that rank among the highest dividend yielding equity securities in the world, including emerging market countries, as defined by the index provider.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 4.65%, while the Underlying Index decreased 4.55%. The Fund had a net asset value of $21.51 per share on October 31, 2017 and ended the reporting period with a net asset value of $19.06 on October 31, 2018.

During the reporting period, the highest returns came from AA and Arbor Realty Trust, which returned 69.38% and 51.75%, respectively. The worst performers were Maiden Holdings and Corus Entertainment, which returned -67.10% and -64.25%, respectively.

Stocks held by the Fund have among the highest dividend yields in the world. High dividend investing is a deep value-oriented strategy that was held back by the performance of deep value stocks versus the performance of the broader MSCI ACWI. Between 10/31/17 and 10/31/18, the Fund had an approximate average exposure of 51% to US stocks, 12% to Australia, 5% to Singapore, and 4% to the United Kingdom. Among the sectors, the Fund had an approximate average exposure of 34% to Real Estate Investment Trusts (“REITs”), 20% to Mortgage REITs, and 12% to Communications Services.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		AnnualizedInception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® ETF	-4.65%	-4.63%	4.51%	4.64%	2.40%	2.39%	3.55%	3.57%
Solactive Global SuperDividend® Index	-4.55%	-4.55%	4.39%	4.39%	2.29%	2.29%	3.26%	3.26%
MSCI ACWI (Net)	-0.52%	-0.52%	7.74%	7.74%	6.15%	6.15%	7.28%	7.28%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on June 8, 2011.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

Global X SuperDividend® U.S. ETF

The Global X SuperDividend® U.S. ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX SuperDividend® U.S. Low Volatility Index ("Underlying Index").The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted common stocks including master limited partnerships ("MLPs") and real estate investment trusts ("REITs") that rank among the highest dividend yielding equity securities in the United States, as defined by the index provider. The Underlying Index is comprised of securities that the index provider determines to have lower relative volatility, as measured by the beta, a measure of a security's sensitivity to the movements of the broader market, of each security relative to the market benchmark.

For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund increased 3.66%, while the Underlying Index increased 4.23%. The Fund had a net asset value of $25.18 per share on October 31, 2017 and ended the reporting period with a net asset value of $24.53 on October 31, 2018.

During the reporting period, the highest returns came from Regal Entertainment Group and AMC Entertainment Holdings, which returned 43.48 % and 39.10%, respectively. The worst performers were CrossAmerica Partners and General Electric Company, which returned -31.37% and -27.40%, respectively.

The Fund invests in many of the highest yielding stocks in the U.S. High dividend investing is a value-oriented strategy that experienced a comeback during the fiscal year, but experienced underperformance versus the broader S&P 500. The Fund’s lack of exposure to the Information Technology sector held back its performance relative to the benchmark. During the fiscal year period, the Fund had an average exposure of 25% to the Utilities sector, 22% to Mortgage REITs, 13% to Consumer Staples, and 11% to MLPs. Given the income oriented nature of these sectors, they can be affected by changes in interest rates, particularly in the short term.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® U.S. ETF	3.66%	3.70%	5.73%	5.73%	5.45%	5.43%	6.14%	6.26%
INDXX SuperDividend® U.S. Low Volatility Index	4.23%	4.23%	6.86%	6.86%	6.24%	6.24%	6.90%	6.90%
S&P 500 Index	7.35%	7.35%	11.52%	11.52%	11.34%	11.34%	12.63%	12.63%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on March 11, 2013.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

Global X MSCI SuperDividend® EAFE ETF

The Global X MSCI SuperDividend® EAFE ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Top 50 Dividend Index ("Underlying Index").The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in Europe, Australasia, and the Far East, as defined by the index provider.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 5.59%, while the Underlying Index decreased 5.28%. The Fund had a net asset value of $18.13 per share on October 31, 2017 and ended the reporting period with a net asset value of $15.96 on October 31, 2018.
During the reporting period, the highest returns came from Teva Pharmaceutical Industries and Marine Harvest, which returned 45.07% and 33.25%, respectively. The worst performers were ING Groep and Vodafone Group, which returned -32.50% and -29.53%, respectively.
Stocks held by the Fund are among those with the highest dividend yields from international developed markets across Europe, Australasia, and the Far East. Similar to the MSCI EAFE Index, high dividend yielders in that region experienced negative performance during the period due to global economic uncertainty, weakness from key trading partner, China, currency declines with a strengthening dollar, and the risk of Brexit ramifications. During the reporting period, the Fund had an average approximate exposure of 26% to stocks in the United Kingdom, 15% to stocks in Australia, 11% to stocks in France, and 7% to stocks in China.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018*
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® EAFE ETF	-5.59%	-6.41%	9.34%	8.76%
MSCI EAFE Top 50 Dividend Index	-5.28%	-5.28%	9.73%	9.73%
MSCI EAFE Index (Net)	-6.85%	-6.85%	8.59%	8.59%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on November 14, 2016.

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

Global X MSCI SuperDividend® Emerging Markets ETF
The Global X MSCI SuperDividend® Emerging Markets ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Top 50 Dividend Index ("Underlying Index"). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in emerging markets, as defined by the index provider. The Underlying Index may include components from the following countries: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic, Egypt, Greece, Hungary, Poland, Qatar, Russia, South Africa, Turkey, United Arab Emirates, China, India, Indonesia, Malaysia, Philippines, Thailand, Korea, and Taiwan.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 14.10%, while the Underlying Index decreased 13.41%. The Fund had a net asset value of $15.94 per share on October 31, 2017 and ended the reporting period with a net asset value of $12.91 on October 31, 2018.
During the reporting period, the highest returns came from Lukoil Oil Company and Barwa Real Estate, which returned 49.71% and 33.81%, respectively. The worst performers were Cia Energetica de Minas Gerais and Turkcell Iletisim Hizmetleri, which returned -74.08% and -54.66%, respectively.
Stocks held by the Fund are among those with the highest dividend yields in emerging markets. Similar to the MSCI Emerging Markets Index, high dividend stocks in the Emerging Markets performed poorly. During the reporting period, emerging markets stocks including high dividend stocks, were hurt by a strengthening dollar, commodity price volatility, trade wars, and discussions of international tariffs being levied. During the reporting period, the Fund had an average approximate exposure of 19% to stocks in South Africa, 18% in Russia, 12% in Taiwan, and 9% in China. Across the sectors, the Fund had the highest exposure to Financials at 28%, Real Estate at 17%, Materials at 15%, and Information Technology at 10%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® Emerging Markets ETF	-14.10%	-14.81%	3.59%	3.47%	1.55%	1.41%
Hybrid INDXX SuperDividend® Emerging Markets Index/MSCI Emerging Markets Top 50 Dividend Index**	-13.41%	-13.41%	5.10%	5.10%	2.93%	2.93%
MSCI Emerging Markets Index (Net)	-12.52%	-12.52%	6.52%	6.52%	2.92%	2.92%

Growth of a $10,000 Investment
(at Net Asset Value)

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

* The Fund commenced operations on March 16, 2015.
**    Hybrid Index performance reflects the performance of the INDXX SuperDividend® Emerging Markets Index through November 15, 2016 and the MSCI Emerging Markets Top 50 Dividend Index thereafter.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

Global X SuperDividend® REIT ETF
The Global X SuperDividend® REIT ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (“Underlying Index”). The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the performance of real estate investment trusts (“REITs”) that rank among the highest-yielding REITs globally, as determined by the index provider. The index provider screens the highest yielding REITs to exclude REITs that have historically exhibited the highest volatility, as determined by the index provider.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund increased 4.30%, while the Underlying Index increased 2.37%. The Fund had a net asset value of $15.29 per share on October 31, 2017 and ended the reporting period with a net asset value of $14.62 on October 31, 2018.
During the reporting period, the highest returns came from EPR Properties and Global Net Lease, which returned 22.55% and 21.13%, respectively. The worst performers were Colony Capital and Government Properties Income Trust, which returned -30.64% and -23.78%, respectively.
The Fund invests in REITs that are among those with the highest dividend yields around the world. During the reporting period, REITs experienced marginally positive performance as the global economy continued to grow and interest rates only rose gradually. Although global bond yields generally rose, high dividend REITs maintained a relatively high yield spread compared to short-term U.S. treasuries. During the reporting period, the Fund had an average approximate exposure of 44% to Mortgage REITs and 56% to Equity REITs. Geographically, the Fund had an average approximate exposure of 78% to US REITs, 9% to Canadian REITs, and 7% to Australian REITs.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® REIT ETF	4.30%	4.29%	12.56%	12.50%	7.50%	7.54%
Solactive Global SuperDividend® REIT Index	2.37%	2.37%	10.73%	10.73%	5.66%	5.66%
S&P 500 Index	7.35%	7.35%	11.52%	11.52%	9.77%	9.77%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on March 16, 2015.
The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

Global X SuperIncome™ Preferred ETF
The Global X SuperIncome™ Preferred ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index (“Underlying Index”).The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the performance of the highest-yielding preferred securities in the United States and Canada, as determined by the index provider. The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the index provider. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 0.87%, while the Underlying Index decreased 0.51%. The Fund had a net asset value of $12.44 per share on October 31, 2017 and ended the reporting period with a net asset value of $11.49 on October 31, 2018.
During the reporting period, the highest returns came from Hess Corporation and Southwestern Energy Company, which returned 32.63% and 14.59%, respectively. The worst performers were CBL & Associates Properties and Belden, which returned -31.54% and -25.75%, respectively.
The Fund invests in preferred shares that are among those with the highest dividend yields in the U.S. and Canada. Preferred shares weakened during the reporting period as a result of tightening monetary policy, rising interest rates, and credit spread widening. During the reporting period, the Fund had an average approximate exposure of 70% to the Financials sector, 12% to Real Estate, and 8% to the Energy sector.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperIncome™ Preferred ETF	-0.87%	-0.78%	1.61%	1.52%	1.91%	1.72%	2.77%	2.99%
S&P Enhanced Yield North American Preferred Stock Index	-0.51%	-0.51%	2.10%	2.10%	2.58%	2.58%	3.41%	3.41%
S&P 500 Index	7.35%	7.35%	11.52%	11.52%	11.34%	11.34%	14.02%	14.02%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on July 16, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

Global X Social Media ETF
The Global X Social Media ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications, as defined by the index provider.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 9.61%, while the Underlying Index decreased 9.06%. The Fund had a net asset value of $32.67 per share on October 31, 2017 and ended the reporting period with a net asset value of $29.10 on October 31, 2018.
During the reporting period, the highest returns came from Match Group and Glu Mobile, which returned 93.42% and 75.81%, respectively. The worst performers were Snap and Mixi, which returned -56.91% and -53.39%, respectively.
Social media platforms continued to experience strong tailwinds from rising spend in digital advertising and increased mobile penetration in emerging markets. Yet despite these tailwinds, the share prices of social media companies suffered as their high embedded growth expectations clashed with new concerns and regulations surrounding data privacy, cyber security, and content integrity. During the reporting period, the introduction of the General Data Protection Regulation (GDPR) and congressional hearings in the United States around the use of data and the spread of fake news content in the 2016 presidential election demonstrated that the social media industry has likely entered a new phase that includes greater regulation and scrutiny of data practices.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Social Media ETF	-9.61%	-9.81%	15.32%	15.24%	8.84%	8.76%	10.47%	10.45%
Solactive Social Media Total Return Index	-9.06%	-9.06%	16.02%	16.02%	9.32%	9.32%	11.05%	11.05%
MSCI ACWI (Net)	-0.52%	-0.52%	7.74%	7.74%	6.15%	6.15%	9.11%	9.11%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on November 14, 2011.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging market
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X | JPMorgan Efficiente Index ETF

Global X | JPMorgan Efficiente Index ETF
The Global X | JPMorgan Efficiente Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan ETF Efficiente 10 TR Series X Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the total return performance of a portfolio of eleven exchange-traded funds (each, an "ETF") and two exchange-traded products (each an "ETP") (each ETP and ETF, a "Constituent" and together the "Constituents"), as defined by the index provider. The share prices of the ETFs and ETPs are expected to track the performance of equities or bonds in developed or emerging markets, real estate investments, U.S. Treasury bonds, U.S. Treasury Inflation Protected Securities, a single commodity or a portfolio of commodity futures contracts. The Underlying Index allocates index weights among the Constituents based on a proprietary methodology created by the index provider. On a monthly basis and subject to certain weighting constraints, the Underlying Index is rebalanced to reallocate index weights among the Constituents so that the resulting portfolio would have had the highest return during the previous six months and an annualized volatility level of 10% or less over the same period (subject to upward adjustment under limited circumstances). This methodology is informed by the “modern portfolio theory” approach to asset allocation, which suggests that an investor allocate assets in a manner that maximizes return for a given risk appetite. Since the index weights assigned to the Constituents at each monthly rebalancing are determined based on past performance, there is no guarantee that any monthly rebalancing will result in the Underlying Index achieving the highest possible returns for the relevant month.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 0.65%, while the Underlying Index increased 0.08%. The Fund had a net asset value of $26.18 per share on October 31, 2017 and ended the reporting period with a net asset value of $25.35 on October 31, 2018.
During the reporting period, the highest returns came from iShares S&P GSCI Commodity Indexed Trust and Vanguard S&P 500 ETF, which returned 9.75% and 7.32%, respectively. The worst performers were iShares Gold Trust and Vanguard FTSE Emerging Markets ETF, which returned -6.89% and -5.25%, respectively.

During the reporting period, the Fund’s five asset classes had an approximate average weighting of 47% in ETFs with exposure to developed market equities, 9% in ETFs with exposure to Bonds, 14% in ETFs with exposure to emerging markets, 23% in ETFs/ETPs with exposure to Alternatives, and 8% in ETFs with exposure to Short Term US Treasuries or Inflation Protected Securities. The U.S. Large Cap Equities sub-asset class had, on average, 20% of the ETF’s exposure, followed by the U.S. Small Cap Equities sub-asset class at 18%, Emerging Market Equities at 12%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X | JPMorgan Efficiente Index ETF	-0.65%	-0.64%	5.79%	5.82%	3.14%	3.14%
JPMorgan ETF Efficiente 10 TR Series X Index	0.08%	0.08%	6.59%	6.59%	3.91%	3.91%
Bloomberg Barclays US Aggregate Bond Index	-2.05%	-2.05%	1.04%	1.04%	1.15%	1.15%
S&P 500 Index	7.35%	7.35%	11.52%	11.52%	11.11%	11.11%

Management Discussion of Fund Performance (unaudited)
Global X | JPMorgan Efficiente Index ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on October 22, 2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The Bloomberg Barclays US Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS “mortgage backed securities” (agency fixed-rate and hybrid ARM “adjustable rate mortgage” passthroughs), ABS “asset backed securities”, and CMBS “commercial mortgage backed securities”, sectors.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X | JPMorgan U.S. Sector Rotator Index ETF

Global X | JPMorgan U.S. Sector Rotator Index ETF
The Global X | JPMorgan U.S. Sector Rotator Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan U.S. Sector Rotator TR Series X Index (“Underlying Index”), which is composed of underlying equity exchange-traded funds ("ETFs") and a fixed income ETF. The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index aims to participate in the best-performing U.S. sectors of the market while limiting its exposure to the market during periods of high volatility or market declines, as defined by the index provider. The Underlying Index rebalances monthly to reflect changing market conditions by tracking the performance of a portfolio that may include one U.S. Treasury Bond ETF and zero to five ETFs selected out of a pool of ten U.S. sector ETFs. The sectors represented by all the U.S. sector ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrial, utilities, materials, technology and real estate. On each monthly rebalancing date, the Underlying Index seeks to select up to five U.S. sector ETFs with the highest positive performance during the prior month. The Underlying Index will include an allocation to the U.S. Treasury Bond ETF if fewer than five U.S. sector ETFs have positive performance during the prior month. The U.S. sector ETFs selected for inclusion in the Underlying Index each month are equal-volatility weighted, based on each U.S. sector ETF’s realized volatility during the prior month, meaning that each U.S. sector ETF has the same amount of volatility contribution to the Underlying Index as of such monthly rebalancing date. If the overall realized volatility of the portfolio of selected U.S. sector ETFs exceeds 20%, based on each U.S. sector ETF’s realized volatility during the prior month, the weight assigned on a monthly rebalancing date to each U.S. sector ETF is adjusted down proportionally and the exposure is re-allocated to the U.S. Treasury Bond ETF in order to reduce the overall volatility of the Underlying Index to 20% as of such monthly rebalancing date. Since the index weights assigned to the U.S. sector ETF and the U.S. Treasury Bond ETF are determined on past performance, there is no guarantee that any monthly rebalancing will result in the Underlying Index achieving the highest possible returns for the relevant month.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund increased 1.21%, while the Underlying Index increased 2.02%. The Fund had a net asset value of $25.51 per share on October 31, 2017 and ended the reporting period with a net asset value of $25.45 on October 31, 2018.
During the reporting period, the highest returns came from Financial Select Sector SPDR Fund and Consumer Staples Select Sector SPDR Fund, which returned 9.14% and 8.48%, respectively. The worst performers were Industrial Select Sector SPDR Fund and Energy Select Sector SPDR Fund, which returned -11.84% and -6.48%, respectively.
The Fund seeks to participate in flat or rising markets through a sector-rotation strategy while allocating exposure to a short-term Treasury ETF during periods of high volatility or declining markets. During the reporting period, the Fund had an approximate average weighting of 12% to a short-term Treasury ETF, as volatility remained low except for a spike in Q1 2018. Among equity sectors, ETFs with exposure to the Consumer Discretionary sector and Health Care sector had the highest average approximate weightings at 14% and 11% respectively. This was followed by ETFs with exposure to the Industrials sector, which had an average approximate weighting of 10%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X | JPMorgan U.S. Sector Rotator Index ETF	1.21%	1.13%	4.42%	4.38%	1.84%	1.82%
JPMorgan U.S. Sector Rotator TR Series X Index	2.02%	2.02%	5.34%	5.34%	2.75%	2.75%
S&P 500 Index	7.35%	7.35%	11.52%	11.52%	11.11%	11.11%

Management Discussion of Fund Performance (unaudited)
Global X | JPMorgan U.S. Sector Rotator Index ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on October 22, 2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Global X Guru® Index ETF
The Global X Guru® Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (“Underlying Index”).The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities characterized as hedge funds, as defined by the index provider. Hedge funds are selected by the index provider from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Hedge funds must have minimum reported holdings of $500 million in their Form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with a concentrated top holding are included in the selection process. Once the hedge fund pool has been determined, the index provider utilizes Form 13F filings to compile the top stock holding from each of these hedge funds. The stocks are screened for liquidity, equal weighted, and rebalanced quarterly following the Form 13F filing timeline.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund increased 5.40%, while the Underlying Index increased 5.87%. The Fund had a net asset value of $28.70 per share on October 31, 2017 and ended the reporting period with a net asset value of $30.09 on October 31, 2018.
During the reporting period, the highest returns came from Heron Therapeutics and HCA Healthcare, which returned 132.84% and 74.47%, respectively. The worst performers were JD.com and Coty, which returned -51.80% and -47.58%, respectively.
The Fund’s investments are among the highest conviction U.S. listed equity positions reported on Form 13F by major hedge funds. Over the reporting period, the Fund delivered positive performance but lagged the S&P 500 by approximately 194bps. The Fund rebalances quarterly, resulting in dynamic exposures that can change significantly throughout the year. Earlier in the period, the Fund benefitted from its exposure to the Consumer Discretionary sector, which was supported by continued economic expansion, rising wages, and low unemployment. Later, the Fund benefitted from its exposure to Information Technology companies, which reported strong earnings, along with its exposure to Health Care and Energy companies. Towards the end of the period, the Fund increased its exposure to Tech companies. However, the Fund primarily underperformed against the S&P 500 due to overall reduced average relative exposure to the Tech sector, which exhibited strong performance during the reporting period.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru® Index ETF	5.40%	5.55%	8.33%	8.36%	5.13%	5.12%	12.91%	12.92%
Solactive Guru Index	5.87%	5.87%	8.64%	8.64%	5.50%	5.50%	13.40%	13.40%
S&P 500 Index	7.35%	7.35%	11.52%	11.52%	11.34%	11.34%	14.81%	14.81%

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on June 4, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta U.S. ETF

Global X Scientific Beta U.S. ETF
The Global X Scientific Beta U.S. ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta United States Multi-Beta Multi-Strategy Four-Factor Equal Risk Contribution (ERC) Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index generally comprises approximately 500 or less U.S. listed common stocks selected based on a proprietary methodology developed by the index provider. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with similar or lower volatility. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund increased 4.28%, while the Underlying Index increased 4.48%. The Fund had a net asset value of $30.04 per share on October 31, 2017 and ended the reporting period with a net asset value of $30.87 on October 31, 2018.
During the reporting period, the highest returns came from Twitter and Netflix, which returned 122.11% and 99.55%, respectively. The worst performers were Mohawk Industries and Dentsply Sirona, which returned -52.35% and -42.87%, respectively.
While the Fund demonstrated strong positive performance over the reporting period, it lagged the broad market benchmark S&P 500. Factor investing proved challenging during the period, as the S&P 500 was driven mainly by a few very large companies in the Information Technology sector, which tend to be underweighted in multi-factor strategies, as the fund’s weighting scheme is designed to be more diversified than top-heavy market cap weighted indexes. During the review period, Low Volatility was the best-performing factor, followed by Size. The Fund had an average approximate weighting of 19% to stocks in the Financials sector, 14% to Information Technology, 12% to Health Care, and 12% to Consumer Discretionary.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta U.S. ETF	4.28%	4.17%	9.18%	9.17%	7.61%	7.61%
Scientific Beta United States Multi-Beta Multi-Strategy Four-Factor Equal Risk Contribution (ERC) Index	4.48%	4.48%	9.46%	9.46%	7.88%	7.88%
S&P 500 Index	7.35%	7.35%	11.52%	11.52%	9.88%	9.88%

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta U.S. ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on May 12, 2015.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Europe ETF

Global X Scientific Beta Europe ETF
The Global X Scientific Beta Europe ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta Extended Developed Europe Multi-Beta Multi-Strategy Four-Factor Equal Risk Contribution (ERC) Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index generally comprises approximately 600 or less European-listed common stocks selected based on a proprietary methodology developed by the index provider. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with similar or lower volatility. The components of the Underlying Index are selected from a universe of the 600 largest, as measured by free float market capitalization, and most liquid stocks that are ordinarily traded principally on a stock exchange in one of the following 15 developed European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 8.21%, while the Underlying Index decreased 7.96%. The Fund had a net asset value of $28.43 per share on October 31, 2017 and ended the reporting period with a net asset value of $24.83 on October 31, 2018.
During the reporting period, the highest returns came from NEX Group and Wirecard, which returned 74.59% and 73.97%, respectively. The worst performers were Aryzta and Dialog Semiconductor, which returned -70.27% and -64.37%, respectively.
During the reporting period, the Fund had an average weighting of approximately 23% to the Financials sector, with other notable sector exposures of approximately 16% to Industrials, and 12% to the Consumer Discretionary sector. The Fund had an average approximate exposure of 20% to Low-Volatility stocks, 18% to Mid Cap stocks, 42% to Value stocks, and 19% to Momentum stocks, as defined by the index provider. The Fund benefited primarily from its exposure to Low-Volatility, which had the best performance among the four factors, despite each factor contributing negative returns during the period. The Fund was primarily hurt by broad European market weakness caused by currency depreciation, uncertainty in the Eurozone, Brexit, and political regime change concerns.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta Europe ETF	-8.21%	-8.94%	3.80%	3.73%	2.70%	2.58%
Scientific Beta Extended Developed Europe Multi-Beta Multi-Strategy Four-Factor Equal Risk Contribution (ERC) Index	-7.96%	-7.96%	4.09%	4.09%	3.00%	3.00%
MSCI EAFE Index (Net)	-6.85%	-6.85%	3.62%	3.62%	1.06%	1.06%

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Europe ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on May 12, 2015.
The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Japan ETF

Global X Scientific Beta Japan ETF
The Global X Scientific Beta Japan ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta Japan Multi-Beta Multi-Strategy Four-Factor Equal Risk Contribution (ERC) Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The components of the Underlying Index are selected from a universe of 300 of the largest, most liquid stocks trading principally on a stock exchange in and incorporated or domiciled (i.e. maintain a place of business) in Japan. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with similar or lower volatility. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 7.09%, while the Underlying Index decreased 6.89%. The Fund had a net asset value of $31.47 per share on October 31, 2017 and ended the reporting period with a net asset value of $28.03 on October 31, 2018.
During the reporting period, the highest returns came from FamilyMart UNY Holdings and Daiichi Sankyo Company, which returned 107.90% and 69.93%, respectively. The worst performers were Suruga Bank and Nabtesco Corporation, which returned -57.41% and -43.13%, respectively.
During the reporting period, the Fund had an average weighting of approximately 24% to the Industrials sector, with other notable sector exposures of approximately 16% to Consumer Discretionary stocks, and 13% to the Materials sector. The Fund had an average approximate exposure of 17% to Low-Volatility stocks, 19% to Mid Cap stocks, 46% to Value stocks, and 18% to Momentum stocks, as defined by the index provider. The Fund benefited from its exposure to the Low-Volatility factor, which was the best performing among the four, despite all contributing negative returns. The Fund was negatively affected by Japanese market weakness caused by key trading partner, China’s trade wars with the US, currency volatility, and broad global market concerns.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta Japan ETF	-7.09%	-8.44%	6.38%	6.43%	5.64%	5.46%
Scientific Beta Japan Multi-Beta Multi-Strategy Four-Factor Equal Risk Contribution (ERC) Index	-6.89%	-6.89%	6.66%	6.66%	5.92%	5.92%
MSCI EAFE Index (Net)	-6.85%	-6.85%	3.62%	3.62%	1.06%	1.06%

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Japan ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on May 12, 2015.
The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Asia ex-Japan ETF

Global X Scientific Beta Asia ex-Japan ETF
The Global X Scientific Beta Asia ex-Japan ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta Developed Asia-Pacific ex-Japan Multi-Beta Multi-Strategy Four Factor Equal Risk Contribution (ERC) Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The components of the Underlying Index are selected from a universe of 150 of the largest, most liquid stocks traded principally on a stock exchange in and incorporated or domiciled (i.e. maintain a principal place of business) in developed markets in Asia, excluding Japan, but including Hong Kong, New Zealand, Singapore, and Australia. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with similar or lower volatility. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus- one month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 5.78%, while the Underlying Index decreased 5.51%. The Fund had a net asset value of $25.71 per share on October 31, 2017 and ended the reporting period with a net asset value of $23.22 on October 31, 2018.
During the reporting period, the highest returns came from CSPC Pharmaceutical Group and Shenzhou International Group Holdings, which returned 77.37% and 49.70%, respectively. The worst performers were Li & Fung and City Developments, which returned -54.70% and -38.80%, respectively.
During the period, the Fund had an average weighting of approximately 25% to stocks in the Real Estate sector, 16% to stocks in the Industrials sector, and 10% to Consumer Discretionary stocks. The Fund had an average approximate exposure of 21% to Low-Volatility stocks, 23% to Mid Cap stocks, 28% to Value stocks, and 28% to Momentum stocks, as defined by the index provider. The Fund benefited from its exposure to Low-Volatility, which was the best performing factor. However, the Fund’s performance was negatively affected by weakness out of the Asia ex-Japan markets, which were hurt by trade wars, tariff discussions, currency depreciation, and the Chinese market downturn.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta Asia ex-Japan ETF	-5.78%	-6.57%	6.54%	6.39%	1.44%	1.38%
Scientific Beta Developed Asia-Pacific ex-Japan Multi-Beta Multi-Strategy Four Factor Equal Risk Contribution (ERC) Index	-5.51%	-5.51%	6.82%	6.82%	1.34%	1.34%
MSCI EAFE Index (Net)	-6.85%	-6.85%	3.62%	3.62%	1.06%	1.06%

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Asia ex-Japan ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on May 12, 2015.

The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X YieldCo Index ETF

Global X YieldCo Index ETF
The Global X YieldCo Index ETF (“Fund”) seeks to track, before fees and expenses, the price and yield performance of the INDXX Global YieldCo Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index comprises publicly traded companies that are formed to own operating assets that produce defined cash flows (“Yieldcos”), as well as companies that have publicly announced plans to spin-off a YieldCo in an initial public offering, as determined by the index provider. The components of the Underlying Index are YieldCos selected from the universe of global publicly listed equities, which have a minimum market capitalization of $500 million and an Average Daily Value Traded (“ADVT”) over the last three months greater than $1 million. If less than 20 securities satisfy this criteria, the market capitalization and ADVT requirements are lowered. If there are still fewer than 20 securities, the parent companies of proposed YieldCos with the nearest anticipated listing dates will be included in the Underlying Index until there are 20 Underlying Index constituents. If a parent company is a part of the Underlying Index, and its corresponding YieldCo becomes publicly listed, the listed YieldCo will replace the parent entity in the index during the subsequent index rebalance. Underlying Index constituents are ranked by market capitalization. The remaining securities are weighted based on their market capitalization, with a cap of 4.75% on any of the securities falling outside of the top five by market capitalization. If any parent companies of YieldCos are Underlying Index constituents, they are each capped at a 4.75% weighting. Companies that are structured as partnerships are capped at a 25% weighting in the aggregate.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund decreased 3.50%, while the Underlying Index decreased 3.46%. The Fund had a net asset value of $12.53 per share on October 31, 2017 and ended the reporting period with a net asset value of $11.52 on October 31, 2018.
During the reporting period, the highest returns came from Saeta Yield and NextEra Energy Partners, which returned 34.90% and 20.28%, respectively. The worst performers were Northland Power and Canadian Solar, which returned -19.43% and -18.80%, respectively.
YieldCos are entities that generally consist of fully developed renewable energy assets such as solar and wind farms. These entities tend to enter into long-term contracts with customers to deliver electricity at pre-specified prices. Renewable energy continued to see market share growth relative to fossil fuels as government policies encouraging the use of renewable energy and the shift to clean energy sources created greater adoption of these energy sources. Despite the growth of the renewable energy industry, yieldcos were negatively affected by structural uncertainty surrounding the use of the yieldco structure as the yieldco industry consolidated, and broad market weakness towards the end of the fiscal year.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X YieldCo Index ETF	-3.50%	-3.25%	6.68%	6.56%	-3.23%	-3.22%
INDXX Global YieldCo Index	-3.46%	-3.46%	6.94%	6.94%	-2.95%	-2.95%
MSCI ACWI (Net)	-0.52%	-0.52%	7.74%	7.74%	5.01%	5.01%

Management Discussion of Fund Performance (unaudited)
Global X YieldCo Index ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on May 27, 2015.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

Global X S&P 500® Catholic Values ETF
The Global X S&P 500® Catholic Values ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The S&P 500® Catholic Values Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”). The Underlying Index then reweights the remaining constituents so that the Underlying Index’s sector exposures matches the sector exposures of the S&P 500® Index.
For the 12-month period ended October 31, 2018 (the “reporting period”), the Fund increased 6.86%, while the Underlying Index increased 7.19%. The Fund had a net asset value of $31.83 per share on October 31, 2017 and ended the reporting period with a net asset value of $33.59 on October 31, 2018.
During the reporting period, the highest returns came from Advance Auto Parts and Macy's, which returned 95.82% and 91.86%, respectively. The worst performers were Nektar Therapeutics and Mohawk Industries, which returned -55.13% and -52.35%, respectively.
The Fund provides exposure to companies within the S&P 500 whose business practices align with the investment guidelines set by the USCCB. As of October 31, 2018, the Fund had 464 equity holdings compared with 505 holdings of the S&P 500. To mitigate the potential performance differences between the S&P 500 and the Fund, the Fund’s sector exposures are reweighted to align with those of the S&P 500 on a quarterly basis. Over the reporting period, Information Technology had the highest average weighting of 20% in the Fund, followed by Financials at 14%, and Health Care at 14%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Catholic Values ETF	6.86%	6.89%	12.89%	12.92%
S&P 500® Catholic Values Index	7.19%	7.19%	13.21%	13.21%
S&P 500 Index	7.35%	7.35%	12.97%	12.97%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on April 18, 2016.
The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 10.4%
Consumer Discretionary — 1.6%
Harvey Norman Holdings	3,022,269	$6,833,109
Super Retail Group	1,440,794	7,372,820
		14,205,929
Financials — 4.3%
Bank of Queensland	1,027,968	7,030,747
Bendigo and Adelaide Bank	1,131,869	8,206,658
Commonwealth Bank of Australia	170,700	8,375,724
Genworth Mortgage Insurance Australia	4,787,214	7,634,136
National Australia Bank	432,549	7,728,633
		38,975,898
Health Care — 0.7%
Sigma Healthcare	16,621,704	6,125,950
Industrials — 0.9%
Westpac Banking	421,154	8,014,561
Real Estate — 1.0%
Cromwell Property Group ‡	13,070,108	9,541,374
Communication Services — 1.9%
Nine Entertainment Holdings	7,481,813	8,961,652
Southern Cross Media Group	9,989,981	8,071,682
		17,033,334
TOTAL AUSTRALIA		93,897,046

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL— 0.9%
Consumer Discretionary — 0.9%
Ez Tec Empreendimentos e Participacoes	1,345,400	$8,685,608
CANADA— 1.8%
Energy — 1.0%
Peyto Exploration & Development (A)	1,157,780	9,468,538
Financials — 0.8%
Alaris Royalty (A)	496,202	7,269,694
TOTAL CANADA		16,738,232
CZECH REPUBLIC— 0.9%
Financials — 0.9%
Moneta Money Bank	2,479,634	8,229,946
EGYPT— 0.7%
Materials — 0.7%
Centamin	4,815,200	6,121,825
HONG KONG— 1.5%
Consumer Discretionary — 0.7%
Giordano International	15,181,200	6,739,110
Industrials — 0.8%
Hutchison Port Holdings Trust	28,060,584	6,874,843
TOTAL HONG KONG		13,613,953
MEXICO— 1.0%
Real Estate — 1.0%
PLA Administradora Industrial S de RL ‡	7,132,374	8,699,306
MONACO— 0.9%
Industrials — 0.9%
Costamare	1,598,127	8,470,073
NETHERLANDS— 1.9%
Real Estate — 1.0%
Wereldhave ‡ (A)	263,220	9,063,594
Communication Services — 0.9%
VEON ADR	2,780,089	7,812,050
TOTAL NETHERLANDS		16,875,644
NEW ZEALAND— 2.1%
Industrials — 0.9%
Air New Zealand	4,703,600	8,600,082
Communication Services — 1.2%
Spark New Zealand	4,197,912	10,827,910
TOTAL NEW ZEALAND		19,427,992

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
NORWAY— 1.9%
Energy — 1.9%
Ocean Yield	1,114,248	$8,484,509
Ship Finance International	675,220	8,440,250
TOTAL NORWAY		16,924,759
PORTUGAL— 1.0%
Industrials — 1.0%
CTT-Correios de Portugal (A)	2,492,927	9,575,470
RUSSIA— 2.9%
Materials — 2.9%
Highland Gold Mining	4,245,486	7,849,454
Novolipetsk Steel PJSC GDR	379,819	9,176,427
Severstal PJSC GDR	633,415	9,824,267
TOTAL RUSSIA		26,850,148
SINGAPORE— 3.1%
Real Estate — 2.3%
CapitaLand Retail China Trust ‡	8,321,900	8,232,960
Frasers Commercial Trust ‡	6,936,800	6,862,663
Lippo Malls Indonesia Retail Trust ‡	33,736,000	5,846,794
		20,942,417
Communication Services — 0.8%
StarHub	5,163,406	7,009,823
TOTAL SINGAPORE		27,952,240
SOUTH AFRICA— 3.0%
Real Estate — 3.0%
Arrowhead Properties ‡	16,699,303	6,061,679
Emira Property Fund ‡	7,720,183	7,790,111
Fortress, Cl B ‡	7,468,277	7,277,982
Redefine Properties ‡	10,167,250	6,603,161
TOTAL SOUTH AFRICA		27,732,933
THAILAND— 0.9%
Communication Services — 0.9%
Jasmine International NVDR (A)	54,274,000	8,431,707
TURKEY— 0.6%
Utilities — 0.6%
Aygaz	2,594,228	5,629,863
UNITED KINGDOM— 6.2%
Consumer Discretionary — 0.8%
Marston’s	5,981,129	7,596,492
Financials — 0.7%
Saga	4,371,942	6,653,186

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.8%
Galliford Try	889,037	$9,928,297
Go-Ahead Group	330,138	6,479,332
		16,407,629
Real Estate — 0.9%
RDI ‡	20,191,709	8,526,839
Utilities — 2.0%
Centrica	5,402,000	10,160,285
SSE	542,933	7,918,915
		18,079,200
TOTAL UNITED KINGDOM		57,263,346
UNITED STATES— 57.9%
Consumer Discretionary — 1.0%
GameStop, Cl A (A)	634,689	9,266,459
Consumer Staples — 0.8%
Vector Group	524,510	7,091,375
Energy — 1.2%
Targa Resources	209,274	10,813,188
Financials — 21.7%
AGNC Investment ‡	536,033	9,562,829
Annaly Capital Management ‡	999,539	9,865,450
Apollo Commercial Real Estate Finance ‡	546,380	10,222,770
Arbor Realty Trust ‡ (A)	1,199,986	14,495,831
Armour Residential ‡	443,281	9,654,660
Artisan Partners Asset Management, Cl A	289,077	7,923,601
Blackstone Mortgage Trust, Cl A ‡	323,355	10,909,998
Capstead Mortgage ‡	1,170,334	8,028,491
Chimera Investment ‡	596,100	11,087,460
Invesco Mortgage Capital ‡	630,689	9,510,790
Ladder Capital, Cl A ‡	686,575	11,561,923
MFA Financial ‡	1,383,917	9,590,545
New Residential Investment ‡	600,477	10,736,529
New York Mortgage Trust ‡	1,794,204	11,016,413
PennyMac Mortgage Investment Trust ‡	586,005	11,315,756
Redwood Trust ‡	672,849	11,048,181
Starwood Property Trust ‡	504,665	10,961,324
Two Harbors Investment ‡	1,393,348	20,468,282
		197,960,833
Real Estate — 27.3%
Ashford Hospitality Trust ‡	1,732,205	8,920,856
CoreCivic ‡	430,227	9,662,898
EPR Properties ‡	102,274	7,030,315
Gaming and Leisure Properties ‡	300,767	10,132,840

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
GEO Group ‡	473,264	$10,463,867
Global Net Lease ‡	624,057	12,637,154
Government Properties Income Trust ‡ (A)	646,327	5,707,067
Hospitality Properties Trust ‡	375,692	9,625,229
Independence Realty Trust ‡	1,202,724	11,918,995
Iron Mountain ‡	198,776	6,084,533
Kimco Realty ‡	419,525	6,750,157
Kite Realty Group Trust ‡	672,832	10,657,659
Lexington Realty Trust ‡	1,245,035	9,673,922
Medical Properties Trust ‡	814,073	12,097,125
Omega Healthcare Investors ‡ (A)	387,385	12,919,290
Pennsylvania Real Estate Investment Trust ‡	998,102	8,933,013
Ramco-Gershenson Properties Trust ‡	514,374	6,830,887
Retail Value ‡ *	68,426	1,916,612
Sabra Health Care ‡	601,987	13,033,018
Select Income ‡	516,811	9,772,896
Senior Housing Properties Trust ‡	634,367	10,194,278
SITE Centers ‡	684,306	8,505,924
Spirit MTA ‡	132,171	1,415,551
Spirit Realty Capital ‡	1,322,614	10,342,841
Uniti Group ‡	674,401	12,908,035
VEREIT ‡	1,491,688	10,934,073
Washington Prime Group ‡	1,656,155	10,599,392
		249,668,427
Communication Services — 4.8%
CenturyLink	556,633	11,488,905
Consolidated Communications Holdings	854,595	10,699,530
National CineMedia	1,396,461	12,498,326
New Media Investment Group	640,546	8,999,671
		43,686,432
Utilities — 1.1%
Pattern Energy Group, Cl A	536,473	9,613,596
TOTAL UNITED STATES		528,100,310
TOTAL COMMON STOCK
(Cost $1,004,478,849)		909,220,401

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $2,361,365)	2,361,365	2,361,365

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 3.7%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $7,492,313 (collateralized by U.S. Treasury Obligations, ranging in par value $2,582,861 - $4,863,369, 3.500%, 5/15/2020, with a total market value of $7,643,266)	$7,491,857	$7,491,857

RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $26,014,952 (collateralized by U.S. Treasury Obligations, ranging in par value $2,601,339 - $5,202,678, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $26,614,225)	26,013,391	26,013,391

TOTAL REPURCHASE AGREEMENTS
(Cost $33,505,248)		33,505,248
TOTAL INVESTMENTS — 103.5%
(Cost $1,040,345,462)		$945,087,014

Percentages are based on Net Assets of $912,967,921.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $34,497,471.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $35,866,613.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Private Joint Stock Company

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$909,220,401	$—	$—	$909,220,401
Short-Term Investment	2,361,365	—	—	2,361,365
Repurchase Agreements	—	33,505,248	—	33,505,248
Total Investments in Securities	$911,581,766	$33,505,248	$—	$945,087,014

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® U.S. ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 78.5%
UNITED STATES— 78.5%
Consumer Discretionary — 6.3%
Brinker International	257,986	$11,183,693
H&R Block	307,659	8,165,270
Six Flags Entertainment	126,930	6,836,450
		26,185,413
Consumer Staples — 13.2%
Altria Group	131,017	8,521,345
B&G Foods (A)	266,009	6,926,874
Flowers Foods	400,551	7,734,640
General Mills	150,257	6,581,257
Philip Morris International	81,772	7,201,660
Universal	169,358	11,492,634
Vector Group	453,777	6,135,065
		54,593,475
Energy — 2.1%
Exxon Mobil	109,858	8,753,485
Financials — 20.4%
AGNC Investment ‡	460,983	8,223,937
Annaly Capital Management ‡	1,333,944	13,166,027
Apollo Commercial Real Estate Finance ‡	474,482	8,877,558
Armour Residential ‡	382,483	8,330,480
Chimera Investment ‡	511,616	9,516,058
MFA Financial ‡	1,210,749	8,390,490
New York Mortgage Trust ‡	1,620,062	9,947,181
PennyMac Mortgage Investment Trust ‡	500,294	9,660,677

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Two Harbors Investment ‡	573,692	$8,427,535
		84,539,943
Health Care — 2.4%
Pfizer	231,078	9,950,219
Industrials — 1.4%
General Electric	571,001	5,767,110
Real Estate — 1.4%
CBL & Associates Properties ‡ (A)	1,703,526	5,621,636
Communication Services — 9.7%
AMC Entertainment Holdings, Cl A	628,894	12,112,499
AT&T	229,565	7,043,054
National CineMedia	1,231,253	11,019,714
Verizon Communications	171,725	9,803,780
		39,979,047
Utilities — 21.6%
AES	643,783	9,386,356
Avangrid	169,800	7,982,298
Clearway Energy, Cl C	518,475	10,167,295
Consolidated Edison	108,973	8,281,948
Duke Energy	110,875	9,161,601
Entergy	111,132	9,329,532
FirstEnergy	253,692	9,457,638
Pattern Energy Group, Cl A	461,773	8,274,972
PPL	278,040	8,452,416
Southern	193,709	8,722,716
		89,216,772
TOTAL UNITED STATES		324,607,100
TOTAL COMMON STOCK
(Cost $315,346,007)		324,607,100

MASTER LIMITED PARTNERSHIPS — 21.2%
CANADA— 1.7%
Utilities — 1.7%
Brookfield Renewable Partners	260,621	7,101,922
UNITED KINGDOM— 1.7%
Energy — 1.7%
Golar LNG Partners (A)	490,955	6,927,375
UNITED STATES— 17.8%
Consumer Discretionary — 1.5%
Cedar Fair	121,742	6,240,495
Energy — 10.5%
Delek Logistics Partners	286,323	9,047,807
The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
PBF Logistics	413,250	$9,029,512
Phillips 66 Partners	166,860	8,161,123
Transmontaigne Partners	222,592	8,454,044
Valero Energy Partners	208,360	8,746,953
		43,439,439
Financials — 2.0%
Compass Diversified Holdings	517,152	8,176,173
Industrials — 2.1%
Fortress Transportation & Infrastructure Investors	519,855	8,655,586
Utilities — 1.7%
AmeriGas Partners	199,055	7,096,311
TOTAL UNITED STATES		73,608,004
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $86,754,942)		87,637,301

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $569,507)	569,507	569,507

REPURCHASE AGREEMENTS(B) — 2.0%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $1,806,974 (collateralized by U.S. Treasury Obligations, ranging in par value $622,927 - $1,172,933, 3.500%, 5/15/2020, with a total market value of $1,843,381)	$1,806,864	1,806,864

RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $6,274,210 (collateralized by U.S. Treasury Obligations, ranging in par value $627,383 - $1,254,767, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $6,418,741)	6,273,834	6,273,834

TOTAL REPURCHASE AGREEMENTS
(Cost $8,080,698)		8,080,698
TOTAL INVESTMENTS — 101.8%
(Cost $410,751,154)		$420,894,606

Percentages are based on Net Assets of $413,311,048.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $7,896,205.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $8,650,205.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

Cl — Class

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® U.S. ETF

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$324,607,100	$—	$—	$324,607,100
Master Limited Partnerships	87,637,301	—	—	87,637,301
Short-Term Investment	569,507	—	—	569,507
Repurchase Agreements	—	8,080,698	—	8,080,698
Total Investments in Securities	$412,813,908	$8,080,698	$—	$420,894,606

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X MSCI SuperDividend® EAFE ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 19.8%
Financials — 9.9%
Australia & New Zealand Banking Group	4,993	$91,761
Bank of Queensland	13,702	93,714
Bendigo and Adelaide Bank	13,020	94,402
Commonwealth Bank of Australia	2,020	99,115
National Australia Bank	5,187	92,680
		471,672
Industrials — 2.0%
Westpac Banking	4,932	93,856
Materials — 3.8%
Alumina	51,991	93,964
Fortescue Metals Group	30,143	85,456
		179,420
Real Estate — 1.8%
Stockland ‡	34,000	86,992
Communication Services — 2.3%
Telstra	50,678	110,628
TOTAL AUSTRALIA		942,568
FINLAND— 3.8%
Financials — 1.9%
Nordea Bank Abp	10,633	92,594
Utilities — 1.9%
Fortum	4,383	92,346
TOTAL FINLAND		184,940

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
FRANCE— 10.5%
Energy — 2.1%
Total	1,674	$98,554
Financials — 1.8%
Credit Agricole	6,719	86,240
Health Care — 2.2%
Casino Guichard Perrachon	2,338	103,314
Real Estate — 2.0%
ICADE ‡	1,142	96,917
Communication Services — 2.4%
Eutelsat Communications	5,610	113,844
TOTAL FRANCE		498,869
GERMANY— 3.6%
Communication Services — 3.6%
ProSiebenSat.1 Media	3,313	76,653
Telefonica Deutschland Holding	24,850	96,717
TOTAL GERMANY		173,370
HONG KONG— 8.8%
Consumer Discretionary — 2.1%
Yue Yuen Industrial Holdings	37,300	102,060
Communication Services — 4.5%
HKT Trust & HKT	84,220	116,026
PCCW	184,865	101,401
		217,427
Utilities — 2.2%
HK Electric Investments & HK Electric Investments	112,770	107,312
TOTAL HONG KONG		426,799
ITALY— 5.4%
Energy — 2.1%
Snam	24,060	99,613
Financials — 3.3%
Intesa Sanpaolo	32,708	72,378
Poste Italiane	11,927	85,813
		158,191
TOTAL ITALY		257,804
LUXEMBOURG— 1.9%
Communication Services — 1.9%
RTL Group	1,397	89,749
NETHERLANDS— 3.6%
Energy — 1.9%
Royal Dutch Shell, Cl A	2,900	92,655

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.7%
ING Groep	6,854	$81,387
TOTAL NETHERLANDS		174,042
NEW ZEALAND— 2.4%
Communication Services — 2.4%
Spark New Zealand	44,381	114,474
NORWAY— 2.6%
Consumer Staples — 2.6%
Marine Harvest	5,128	124,464
PORTUGAL— 1.9%
Utilities — 1.9%
Energias de Portugal	26,093	91,769
SINGAPORE— 2.1%
Real Estate — 2.1%
Ascendas ‡	54,520	99,213
SPAIN— 2.0%
Utilities — 2.0%
Endesa	4,560	95,481
SWEDEN— 2.4%
Financials — 2.4%
Skandinaviska Enskilda Banken, Cl A	11,061	114,680
SWITZERLAND— 2.2%
Financials — 2.2%
Zurich Insurance Group	340	105,864
UNITED KINGDOM— 26.8%
Consumer Discretionary — 9.7%
Barratt Developments	14,133	92,820
Marks & Spencer Group	26,650	100,794
Next	1,368	90,963
Persimmon	2,813	82,453
Taylor Wimpey	47,239	97,480
		464,510
Energy — 2.1%
BP	13,542	98,161
Financials — 5.6%
Direct Line Insurance Group	21,374	89,988
HSBC Holdings	10,923	90,007
Legal & General Group	28,024	90,056
		270,051
Industrials — 1.4%
Royal Mail	14,420	66,146

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — 4.1%
BT Group, Cl A	39,400	$121,100
Vodafone Group	40,799	77,060
		198,160
Utilities — 3.9%
Centrica	54,880	103,221
SSE	5,598	81,649
		184,870
TOTAL UNITED KINGDOM		1,281,898
TOTAL COMMON STOCK
(Cost $5,523,266)		4,775,984
TOTAL INVESTMENTS — 99.8%
(Cost $5,523,266)		$4,775,984

Percentages are based on Net Assets of $4,787,946.

‡	Real Estate Investment Trust

Cl — Class

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL— 5.1%
Financials — 2.6%
Itausa - Investimentos Itau	103,315	$312,629
Utilities — 2.5%
Engie Brasil Energia	28,157	301,696
TOTAL BRAZIL		614,325
CHINA— 16.6%
Energy — 1.8%
China Petroleum & Chemical, Cl H	266,900	216,532
Financials — 3.4%
Bank of Communications, Cl H	358,980	269,256
China Huarong Asset Management, Cl H	822,600	149,003
		418,259
Industrials — 1.7%
Fangda Carbon New Material, Cl A	72,400	205,653
Information Technology — 3.1%
Lenovo Group	593,800	377,971
Materials — 1.4%
Sinopec Shanghai Petrochemical, Cl H	404,100	177,323
Real Estate — 3.1%
Guangzhou R&F Properties	117,300	184,043
SOHO China	581,530	197,319
		381,362
Utilities — 2.1%
China Resources Power Holdings	146,550	257,604
TOTAL CHINA		2,034,704

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
CZECH REPUBLIC— 1.9%
Communication Services — 1.9%
O2 Czech Republic	22,570	$237,544
EGYPT— 1.8%
Industrials — 1.8%
ElSewedy Electric	259,000	219,071
HONG KONG— 1.5%
Information Technology — 1.5%
Kingboard Laminates Holdings	247,600	189,504
INDIA— 5.9%
Energy — 1.8%
Indian Oil	120,400	225,429
Financials — 2.3%
REC	180,500	284,134
Materials — 1.8%
Vedanta	75,562	215,767
TOTAL INDIA		725,330
MEXICO— 1.8%
Real Estate — 1.8%
Fibra Uno Administracion ‡	210,000	226,374
PAKISTAN— 3.9%
Financials — 3.9%
MCB Bank	170,510	254,731
United Bank	199,200	225,542
TOTAL PAKISTAN		480,273
POLAND— 1.5%
Communication Services — 1.5%
PLAY Communications	44,000	189,529
QATAR— 4.6%
Financials — 2.0%
Doha Bank QPSC	39,896	240,698
Real Estate — 2.6%
Barwa Real Estate	31,580	324,251
TOTAL QATAR		564,949
RUSSIA— 15.2%
Energy — 4.9%
Gazprom PJSC	122,740	290,271
Lukoil PJSC	4,120	309,908
		600,179
Financials — 1.7%
Moscow Exchange MICEX-RTS PJSC	155,470	207,877

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 6.8%
MMC Norilsk Nickel PJSC	1,647	$275,586
Novolipetsk Steel PJSC	111,590	272,304
Severstal PJSC	18,338	287,316
		835,206
Communication Services — 1.8%
Mobile TeleSystems ADR	27,806	222,726
TOTAL RUSSIA		1,865,988
SOUTH AFRICA— 18.8%
Financials — 3.6%
Liberty Holdings	30,230	221,081
MMI Holdings	186,370	225,291
		446,372
Industrials — 3.8%
Absa Group	23,200	234,274
Truworths International	42,390	232,300
		466,574
Materials — 2.0%
Kumba Iron Ore	12,250	239,753
Real Estate — 9.4%
Fortress, Cl A ‡	223,770	256,256
Growthpoint Properties ‡	138,770	212,860
Hyprop Investments ‡	35,700	218,244
Redefine Properties ‡	330,560	214,684
Resilient ‡	60,300	244,282
		1,146,326
TOTAL SOUTH AFRICA		2,299,025
TAIWAN— 10.0%
Financials — 2.2%
First Financial Holding	423,854	267,794
Information Technology — 7.8%
AU Optronics	589,600	232,464
Inventec	377,300	304,225
Lite-On Technology	226,300	259,627
Micro-Star International	70,700	156,055
		952,371
TOTAL TAIWAN		1,220,165
THAILAND— 2.1%
Real Estate — 2.1%
Land & Houses NVDR	845,900	262,829

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TURKEY— 6.6%
Energy — 2.6%
Tupras Turkiye Petrol Rafinerileri	13,360	$314,014
Materials — 1.8%
Eregli Demir ve Celik Fabrikalari	136,000	219,899
Real Estate — 2.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	884,400	263,585
TOTAL TURKEY		797,498
UNITED ARAB EMIRATES— 2.6%
Financials — 2.6%
Dubai Islamic Bank PJSC	223,310	319,787
TOTAL COMMON STOCK
(Cost $14,001,031)		12,246,895
TOTAL INVESTMENTS — 99.9%
(Cost $14,001,031)		$12,246,895

Percentages are based on Net Assets of $12,260,056.

‡	Real Estate Investment Trust

ADR — American Depository Receipt
Cl — Class
PJSC — Public Joint Stock Company

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® REIT ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 5.7%
Real Estate — 5.7%
Stockland ‡	1,204,130	$3,080,882
Vicinity Centres ‡	1,962,012	3,685,039
TOTAL AUSTRALIA		6,765,921
CANADA— 6.8%
Real Estate — 6.8%
Dream Global ‡	425,952	4,352,771
H&R Real Estate Investment Trust ‡	246,096	3,731,027
TOTAL CANADA		8,083,798
NETHERLANDS— 2.4%
Real Estate — 2.4%
Wereldhave ‡ (A)	83,897	2,888,870
UNITED STATES— 84.5%
Financials — 43.7%
AGNC Investment ‡	217,455	3,879,397
Annaly Capital Management ‡	614,089	6,061,057
Apollo Commercial Real Estate Finance ‡	232,515	4,350,356
Armour Residential ‡	172,169	3,749,841
Blackstone Mortgage Trust, Cl A ‡	134,016	4,521,700
Chimera Investment ‡	239,607	4,456,690
Invesco Mortgage Capital ‡	188,268	2,839,081
Ladder Capital, Cl A ‡	269,792	4,543,297
New Residential Investment ‡	243,937	4,361,594
Redwood Trust ‡	283,672	4,657,894
Starwood Property Trust ‡	203,303	4,415,741
Two Harbors Investment ‡	273,558	4,018,567
		51,855,215
Real Estate — 40.8%
EPR Properties ‡	68,409	4,702,435
Gaming and Leisure Properties ‡	117,262	3,950,557
Global Net Lease ‡	227,177	4,600,334
Government Properties Income Trust ‡ (A)	242,091	2,137,664
Hospitality Properties Trust ‡	142,209	3,643,395

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® REIT ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
Independence Realty Trust ‡	439,942	$4,359,825
Lexington Realty Trust ‡	465,729	3,618,714
Medical Properties Trust ‡	323,187	4,802,559
Park Hotels & Resorts ‡	142,981	4,156,458
Senior Housing Properties Trust ‡	236,572	3,801,712
VEREIT ‡	569,806	4,176,678
WP Carey ‡	64,130	4,233,221
		48,183,552
TOTAL UNITED STATES		100,038,767
TOTAL COMMON STOCK
(Cost $120,355,453)		117,777,356

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $198,006)	198,006	198,006

REPURCHASE AGREEMENTS(B) — 2.4%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $628,248 (collateralized by U.S. Treasury Obligations, ranging in par value $216,579 - $407,805, 3.500%, 5/15/2020, with a total market value of $640,905)	$628,209	628,209

RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $2,181,413 (collateralized by U.S. Treasury Obligations, ranging in par value $218,128 - $436,256, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $2,231,664)	2,181,283	2,181,283

TOTAL REPURCHASE AGREEMENTS
(Cost $2,809,492)		2,809,492
TOTAL INVESTMENTS — 102.0%
(Cost $123,362,951)		$120,784,854

Percentages are based on Net Assets of $118,408,382.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $2,868,705.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $3,007,498.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

Cl — Class

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperDividend® REIT ETF

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$117,777,356	$—	$—	$117,777,356
Short-Term Investment	198,006	—	—	198,006
Repurchase Agreements	—	2,809,492	—	2,809,492
Total Investments in Securities	$117,975,362	$2,809,492	$—	$120,784,854

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperIncome™ Preferred ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending  activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.3%
BERMUDA— 1.2%
Financials — 1.2%
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	90,726	$2,330,751
GERMANY— 5.2%
Financials — 5.2%
Deutsche Bank Contingent Capital Trust II, 6.550%	139,436	3,505,421
Deutsche Bank Contingent Capital Trust V, 8.050%	239,458	6,106,179
TOTAL GERMANY		9,611,600
NETHERLANDS— 8.3%
Financials — 8.3%
Aegon, 6.375%	228,093	5,770,753
ING Groep, 6.375%	228,261	5,777,286
ING Groep, 6.125%	152,774	3,859,071
TOTAL NETHERLANDS		15,407,110
UNITED KINGDOM— 11.6%
Financials — 11.6%
Barclays Bank, Ser 5, 8.125%	372,191	9,446,208
HSBC Holdings, 6.200%	326,463	8,429,275
Royal Bank of Scotland Group, Ser S, 6.600%	149,019	3,765,710
TOTAL UNITED KINGDOM		21,641,193
UNITED STATES— 73.0%
Consumer Staples — 1.7%
CHS, Ser 4, 7.500%	118,528	3,144,548
Energy — 1.9%
Nabors Industries, 6.000%	31,583	1,200,154

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
NuStar Logistics, 9.170%, VAR ICE LIBOR USD 3 Month+6.734%	89,897	$2,263,606
		3,463,760
Financials — 54.3%
Allstate, Ser E, 6.625%	167,740	4,250,532
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993%‡	163,538	4,109,710
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172%‡	96,289	2,293,604
Apollo Global Management, 6.375%	68,902	1,701,190
Assurant, 6.500%*	15,752	1,664,199
Bank of America, 6.625%	123,989	3,200,156
Bank of America, 6.500%	124,325	3,197,639
Bank of America, 6.200%	123,994	3,207,725
Capital One Financial, Ser B, 6.000%	199,153	4,974,842
Charles Schwab, 5.950%	168,514	4,356,087
Chimera Investment, 7.750%, VAR ICE LIBOR USD 3 Month+4.743%‡ (A)	55,735	1,429,045
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	113,609	3,104,934
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	72,111	1,965,746
Citigroup Capital XIII, 8.890%, VAR ICE LIBOR USD 3 Month+6.370%	167,481	4,433,222
GMAC Capital Trust I, Ser 2, 8.099%, VAR ICE LIBOR USD 3 Month+5.785%	369,622	9,706,274
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	159,889	4,198,685
Goldman Sachs Group, 6.300%	153,487	3,921,593
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	135,752	3,731,822
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289%‡	63,814	1,585,140
JPMorgan Chase, 6.300%	112,407	2,850,641
JPMorgan Chase, 6.150%	147,309	3,728,391
JPMorgan Chase, Ser T, 6.700%	116,753	2,948,013
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	132,033	3,456,624
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	114,313	3,117,316
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	112,382	3,012,961
Regions Financial, Ser A, 6.375%	112,404	2,844,945
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	252,808	6,828,344
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	191,504	5,268,275
		101,087,655
Industrials — 1.2%
Pitney Bowes, 6.700%	99,232	2,252,566
Information Technology — 1.2%
Belden, 6.750%*	30,457	2,262,651
Real Estate — 5.0%
CBL & Associates Properties, Ser D, 7.375%‡ (A)	103,541	1,589,354
QTS Realty Trust, 6.500%‡	17,939	1,763,763

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Real Estate — continued
VEREIT, Ser F, 6.700%‡	241,255	$6,002,424
		9,355,541
Utilities — 7.7%
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	99,847	2,501,167
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	102,193	2,528,255
Sempra Energy, 6.750%	23,351	2,327,987
Sempra Energy, 6.000%	70,490	6,989,789
		14,347,198
TOTAL UNITED STATES		135,913,919
TOTAL PREFERRED STOCK
(Cost $188,912,085)		184,904,573

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $59,712)	59,712	59,712

REPURCHASE AGREEMENTS(B) — 0.5%
BNP Paribas
2.190%, dated 10/31/18, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $189,458 (collateralized by U.S. Treasury Obligations, ranging in par value $65,313 - $122,980, 3.500%, 5/15/2020, with a total market value of $193,275)	$189,447	189,447

RBC Capital Markets
2.160%, dated 10/31/18, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $657,841 (collateralized by U.S. Treasury Obligations, ranging in par value $65,780 - $131,560, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $672,995)	657,801	657,801

TOTAL REPURCHASE AGREEMENTS
(Cost $847,248)		847,248
TOTAL INVESTMENTS — 99.8%
(Cost $189,819,045)		$185,811,533
Percentages are based on Net Assets of $186,153,999

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $902,392.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $906,960.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X SuperIncome™ Preferred ETF

Cl — Class
ICE —Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD —United States Dollar
VAR —Variable Rate

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$184,904,573	$—	$—	$184,904,573
Short-Term Investment	59,712	—	—	59,712
Repurchase Agreements	—	847,248	—	847,248
Total Investments in Securities	$184,964,285	$847,248	$—	$185,811,533

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Social Media ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 28.0%
Consumer Discretionary — 0.2%
Renren ADR	147,350	$210,710
Communication Services — 27.8%
Baidu ADR *	31,850	6,053,411
Bilibili ADR	120,138	1,621,863
Changyou.com ADR	11,856	158,633
HUYA ADR *	23,940	414,641
Momo ADR *	100,403	3,370,529
NetEase ADR	28,926	6,012,269
SINA *	44,858	2,839,960
Tencent Holdings	375,015	12,772,534
Weibo ADR *	20,609	1,216,137
YY ADR *	24,543	1,568,298
		36,028,275
TOTAL CHINA		36,238,985
GERMANY— 3.1%
Communication Services — 3.1%
United Internet	84,049	3,483,590
XING	1,865	561,041
TOTAL GERMANY		4,044,631
JAPAN— 6.6%
Communication Services — 6.6%
DeNA	75,571	1,261,581
Gree	79,735	334,187
Kakaku.com	93,300	1,692,305
LINE * (A)	29,990	951,346
Mixi	27,270	595,878
Nexon	326,384	3,719,196
TOTAL JAPAN		8,554,493
RUSSIA— 5.7%
Communication Services — 5.7%
Mail.Ru Group GDR *	75,727	2,017,367
Yandex, Cl A *	178,151	5,367,690

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Social Media ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL RUSSIA		$7,385,057
SOUTH KOREA— 9.5%
Communication Services — 9.5%
AfreecaTV	5,043	152,235
Com2uSCorp	6,095	685,156
Kakao	33,850	2,720,951
NAVER	86,838	8,725,331
TOTAL SOUTH KOREA		12,283,673
TAIWAN— 0.2%
Consumer Discretionary — 0.2%
PChome Online	61,244	279,075
UNITED STATES— 46.9%
Consumer Discretionary — 0.8%
Groupon, Cl A *	315,170	1,030,606
Communication Services — 46.1%
Alphabet, Cl A *	5,670	6,183,589
ANGI Homeservices * (A)	45,223	865,568
Facebook, Cl A *	84,461	12,820,335
Glu Mobile *	78,933	556,478
IAC *	30,965	6,087,409
Match Group * (A)	35,747	1,848,835
Meet Group *	49,385	217,788
Pandora Media *	187,142	1,590,707
Snap, Cl A * (A)	402,830	2,662,706
Spotify Technology *	40,136	6,007,958
Twitter *	455,692	15,835,297
XO Group *	17,433	603,356
Yelp, Cl A *	57,358	2,456,070
Zynga, Cl A *	542,777	1,975,708
		59,711,804
TOTAL UNITED STATES		60,742,410
TOTAL COMMON STOCK
(Cost $139,386,909)		129,528,324

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $343,736)	343,736	343,736

REPURCHASE AGREEMENTS(B) — 3.8%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $1,090,631 (collateralized by U.S. Treasury Obligations, ranging in par value $375,978 - $707,944, 3.500%, 5/15/2020, with a total market value of $1,112,604)	$1,090,564	1,090,564

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $3,786,909 (collateralized by U.S. Treasury Obligations, ranging in par value $378,668 - $757,336, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $3,874,143)	$3,786,682	$3,786,682

TOTAL REPURCHASE AGREEMENTS
(Cost $4,877,246)		4,877,246
TOTAL INVESTMENTS — 104.1%
(Cost $144,607,891)		$134,749,306

Percentages are based on Net Assets of $129,495,957.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $5,135,240.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $5,220,982.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$129,528,324	$—	$—	$129,528,324
Short-Term Investment	343,736	—	—	343,736
Repurchase Agreements	—	4,877,246	—	4,877,246
Total Investments in Securities	$129,872,060	$4,877,246	$—	$134,749,306

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X | JPMorgan Efficiente Index ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares Core S&P Small-Capital ETF	9,319	$727,348
iShares S&P GSCI Commodity Indexed Trust	21,670	368,173
iShares TIPS Bond ETF	3,639	396,069
SPDR Bloomberg Barclays High Yield Bond ETF	22,254	782,451
Vanguard Real Estate ETF	10,020	784,766
Vanguard S&P 500 ETF	2,992	744,380

TOTAL INVESTMENTS — 100.0%
(Cost $3,783,762)		$3,803,187

Percentages are based on Net Assets of $3,802,427.

ETF — Exchange Traded Fund
GSCI — Goldman Sachs Commodity Index
S&P — Standard & Poor's
TIPS — Treasury Inflation Protected Securities

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X | JPMorgan U.S. Sector Rotator Index ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Consumer Discretionary Select Sector SPDR Fund	6,574	$692,768
Consumer Staples Select Sector SPDR Fund	14,779	812,993
Energy Select Sector SPDR Fund	8,996	604,171
Health Care Select Sector SPDR Fund	10,480	929,576
Industrial Select Sector SPDR Fund	11,144	778,743

TOTAL INVESTMENTS — 100.0%
(Cost $4,021,445)		$3,818,251

Percentages are based on Net Assets of $3,816,949.

SPDR — Standard & Poor’s Depositary Receipts

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investment.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Guru® Index ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 2.8%
Consumer Discretionary — 1.4%
Restaurant Brands International	14,254	$780,692
Materials — 1.4%
Teck Resources, Cl B	39,889	824,506
TOTAL CANADA		1,605,198
CHINA— 3.8%
Consumer Discretionary — 2.4%
Alibaba Group Holding ADR *	5,199	739,714
JD.com ADR *	27,282	641,672
		1,381,386
Communication Services — 1.4%
Baidu ADR *	4,137	786,278
TOTAL CHINA		2,167,664
IRELAND— 1.7%
Health Care — 1.7%
Shire ADR	5,252	954,814
NETHERLANDS— 1.3%
Information Technology — 1.3%
NXP Semiconductors	9,860	739,401
UNITED KINGDOM— 1.5%
Communication Services — 1.5%
Liberty Global *	34,007	851,535

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 88.8%
Consumer Discretionary — 7.1%
AutoNation *	19,196	$777,054
General Motors	24,757	905,858
Hilton Worldwide Holdings	11,587	824,647
LKQ *	26,621	725,955
MGM Resorts International	31,227	833,136
		4,066,650
Consumer Staples — 9.0%
Constellation Brands, Cl A	4,241	844,934
Coty, Cl A	77,788	820,664
Herbalife Nutrition *	15,439	822,281
Mondelez International, Cl A	21,213	890,522
Post Holdings *	9,318	823,897
Procter & Gamble	10,797	957,478
		5,159,776
Energy — 4.7%
Cabot Oil & Gas	38,433	931,232
Cheniere Energy *	14,652	885,127
Energen *	11,745	845,288
		2,661,647
Financials — 10.1%
Arch Capital Group *	29,184	827,950
Berkshire Hathaway, Cl B *	4,319	886,605
CIT Group	16,503	781,912
Citigroup	12,865	842,143
Citizens Financial Group	22,215	829,730
Investors Bancorp	69,644	778,620
JPMorgan Chase	7,805	850,901
		5,797,861
Health Care — 12.7%
ABIOMED *	2,429	828,775
Aetna	4,477	888,237
Baxter International	12,418	776,249
Incyte *	13,207	856,078
Iovance Biotherapeutics *	54,157	491,745
Merck	13,173	969,665
Mylan *	23,348	729,625
Neurocrine Biosciences *	7,748	830,198
Perrigo	12,745	895,973
		7,266,545
Industrials — 9.0%
Delta Air Lines	15,990	875,133
MasTec *	19,802	861,585

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Navistar International *	21,537	$721,274
Spirit Aerosystems Holdings, Cl A	10,453	878,156
Union Pacific	5,950	870,009
United Continental Holdings *	10,788	922,482
		5,128,639
Information Technology — 13.3%
Adobe *	3,525	866,304
Dell Technologies, Cl V *	9,328	843,158
Gartner *	6,321	932,474
GoDaddy, Cl A *	11,987	877,089
Micron Technology *	18,594	701,366
Microsoft	8,204	876,269
Palo Alto Networks *	4,312	789,268
ViaSat *	13,985	891,684
Western Union	47,052	848,818
		7,626,430
Materials — 1.3%
Celanese, Cl A	7,711	747,504
Real Estate — 6.2%
American Tower, Cl A ‡	5,929	923,797
Crown Castle International ‡	7,919	861,112
Realogy Holdings (A)	42,293	806,528
VICI Properties ‡	43,691	943,289
		3,534,726
Communication Services — 10.5%
Alphabet, Cl A *	717	781,946
Charter Communications, Cl A *	2,986	956,625
Facebook, Cl A *	4,919	746,655
IAC *	4,760	935,768
Netflix *	2,706	816,617
Sprint *	146,959	899,389
Twenty-First Century Fox, Cl B	19,770	893,209
		6,030,209
Utilities — 4.9%
FirstEnergy	24,098	898,373
NRG Energy	27,086	980,242
Vistra Energy *	40,036	906,015
		2,784,630
TOTAL UNITED STATES		50,804,617
TOTAL COMMON STOCK
(Cost $56,564,898)		57,123,229

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Guru® Index ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.060%
(Cost $32,162)	32,162	$32,162

REPURCHASE AGREEMENTS(B) — 0.8%
BNP Paribas
2.190%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $102,047 (collateralized by U.S. Treasury Obligations, ranging in par value $35,179 - $66,240, 3.500%, 5/15/2020, with a total market value of $104,103)	$102,041	102,041

RBC Capital Markets
2.160%, dated 10/31/18, to be repurchased on 11/01/18, repurchase price $354,329 (collateralized by U.S. Treasury Obligations, ranging in par value $35,431 - $70,861, 2.000% - 2.625%, 2/15/2025 - 05/15/2025, with a total market value of $362,491)	354,307	354,307

TOTAL REPURCHASE AGREEMENTS
(Cost $456,348)		456,348
TOTAL INVESTMENTS — 100.8%
(Cost $57,053,408)		$57,611,739

Percentages are based on Net Assets of $57,179,884.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $482,471.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2018, was $488,510.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2018.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,123,229	$—	$—	$57,123,229
Short-Term Investment	32,162	—	—	32,162
Repurchase Agreements	—	456,348	—	456,348
Total Investments in Securities	$57,155,391	$456,348	$—	$57,611,739

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of October 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta U.S. ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
ISRAEL— 0.4%
Information Technology — 0.4%
Check Point Software Technologies *	4,601	$510,711
SWEDEN— 0.3%
Consumer Discretionary — 0.3%
Autoliv	4,175	347,945
UNITED KINGDOM— 0.1%
Industrials — 0.1%
Pentair	3,649	146,507
UNITED STATES— 99.1%
Consumer Discretionary — 11.2%
Advance Auto Parts	1,728	276,065
Amazon.com *	138	220,525
Aptiv *	1,960	150,528
Best Buy	5,727	401,806
Booking Holdings *	181	339,299
BorgWarner	7,468	294,314
Carnival	5,344	299,478
Chipotle Mexican Grill, Cl A *	463	213,133
Darden Restaurants	3,288	350,336
Dollar General	3,639	405,312
Dollar Tree *	5,446	459,098
DR Horton	12,158	437,202
Ford Motor	10,385	99,177
General Motors	11,698	428,030
Genuine Parts	1,911	187,125
Hasbro	2,310	211,850

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hilton Worldwide Holdings	4,722	$336,065
Home Depot	1,487	261,534
Las Vegas Sands	4,919	251,016
Lear	2,336	310,454
Lennar, Cl A	5,971	256,633
LKQ *	5,655	154,212
Macy’s	12,231	419,401
McDonald’s	1,084	191,760
MGM Resorts International	9,458	252,339
Mohawk Industries *	1,446	180,360
NIKE, Cl B	7,345	551,169
Norwegian Cruise Line Holdings *	7,912	348,682
NVR *	94	210,469
PVH	3,767	455,016
Qurate Retail, Cl A *	10,921	239,607
Ross Stores	5,357	530,343
Royal Caribbean Cruises	5,040	527,839
Starbucks	2,929	170,673
Tapestry	7,770	328,748
Target	9,600	802,848
Tiffany	4,870	542,031
TJX	1,866	205,036
Tractor Supply	3,155	289,913
Ulta Beauty *	648	177,889
VF	6,166	511,038
Whirlpool	1,219	133,797
Wyndham Destinations	3,532	126,728
Wynn Resorts	2,430	244,458
Yum! Brands	3,656	330,539
		14,113,875
Consumer Staples — 6.8%
Archer-Daniels-Midland	7,585	358,391
Brown-Forman, Cl B	8,887	411,824
Bunge	5,143	317,838
Campbell Soup	4,310	161,237
Church & Dwight	2,157	128,061
Clorox	2,439	362,070
Coca-Cola	2,530	121,136
Colgate-Palmolive	2,286	136,131
Conagra Brands	5,791	206,160
Constellation Brands, Cl A	2,807	559,239
Costco Wholesale	522	119,345
Coty, Cl A	12,587	132,793
Estee Lauder, Cl A	3,863	530,930

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
General Mills	2,135	$93,513
Hershey	2,546	272,804
Hormel Foods	6,802	296,839
Ingredion	2,222	224,822
JM Smucker	2,472	267,767
Kellogg	2,135	139,800
Kimberly-Clark	908	94,705
Kraft Heinz	3,706	203,719
Kroger	9,186	273,375
McCormick	990	142,560
Molson Coors Brewing, Cl B	2,968	189,952
Mondelez International, Cl A	6,035	253,349
Monster Beverage *	5,824	307,798
PepsiCo	1,003	112,717
Procter & Gamble	2,099	186,139
Sysco	1,740	124,114
Tyson Foods, Cl A	9,758	584,699
Walgreens Boots Alliance	4,244	338,544
Walmart	9,720	974,722
		8,627,093
Energy — 6.8%
Anadarko Petroleum	9,524	506,677
Apache	8,671	328,024
Cabot Oil & Gas	6,777	164,207
Chevron	7,491	836,370
Cimarex Energy	1,950	154,966
Concho Resources *	3,765	523,674
ConocoPhillips	11,736	820,346
EOG Resources	2,229	234,803
Exxon Mobil	4,369	348,122
Hess	7,404	424,990
Kinder Morgan	8,174	139,121
Marathon Oil	32,722	621,391
Marathon Petroleum	6,114	430,731
National Oilwell Varco	6,508	239,495
Noble Energy	11,572	287,564
Occidental Petroleum	14,146	948,772
Phillips 66	6,566	675,116
Targa Resources	6,550	338,439
Valero Energy	5,965	543,352
		8,566,160
Financials — 17.2%
Affiliated Managers Group	1,146	130,254
Aflac	9,661	416,099

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Alleghany	384	$230,661
Allstate	4,634	443,566
Ally Financial	14,178	360,263
American Express	3,180	326,681
American International Group	6,078	250,961
Annaly Capital Management ‡	46,000	454,020
Aon	2,142	334,538
Arch Capital Group *	16,147	458,090
Arthur J Gallagher	4,717	349,105
Bank of America	20,072	551,980
Bank of New York Mellon	11,750	556,127
BB&T	11,360	558,458
Berkshire Hathaway, Cl B *	2,196	450,795
BlackRock, Cl A	363	149,345
Capital One Financial	2,833	252,987
Chubb	1,809	225,962
Cincinnati Financial	3,573	280,981
CIT Group	5,906	279,826
Citigroup	4,485	293,588
Citizens Financial Group	18,387	686,755
CME Group, Cl A	5,532	1,013,684
Comerica	7,356	599,955
Everest Re Group	1,492	325,047
Fidelity National Financial	10,703	358,015
Fifth Third Bancorp	24,935	672,996
Franklin Resources	5,109	155,824
Goldman Sachs Group	1,543	347,746
Hartford Financial Services Group	7,668	348,281
Intercontinental Exchange	5,052	389,206
JPMorgan Chase	7,021	765,429
Lincoln National	7,098	427,229
Loews	5,582	259,898
M&T Bank	4,461	737,894
Markel *	523	571,765
Marsh & McLennan	3,826	324,253
MetLife	3,406	140,293
Moody’s	1,010	146,935
Morgan Stanley	5,508	251,495
MSCI, Cl A	2,386	358,807
Nasdaq	3,239	280,854
PNC Financial Services Group	6,174	793,297
Progressive	4,518	314,905
Prudential Financial	1,164	109,160
Raymond James Financial	2,871	220,177

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Regions Financial	45,842	$777,939
S&P Global	1,824	332,552
State Street	4,897	336,669
SunTrust Banks	6,737	422,140
T Rowe Price Group	2,135	207,074
Torchmark	3,966	335,762
Travelers	1,696	212,220
Unum Group	6,185	224,268
US Bancorp	6,035	315,450
Willis Towers Watson	2,055	294,194
Zions Bancorp	8,109	381,528
		21,793,983
Health Care — 11.9%
Abbott Laboratories	6,658	459,003
Aetna	4,019	797,370
Agilent Technologies	5,854	379,281
Alexion Pharmaceuticals *	1,165	130,562
Align Technology *	481	106,397
Allergan	891	140,787
Anthem	2,153	593,302
Baxter International	6,101	381,373
Becton Dickinson	886	204,223
Boston Scientific *	5,794	209,395
Centene *	7,288	949,772
Cerner *	2,232	127,849
Cigna	1,294	276,670
Cooper	1,571	405,805
CVS Health	1,640	118,720
Danaher	3,954	393,028
DaVita *	3,858	259,798
DENTSPLY SIRONA	6,811	235,865
Edwards Lifesciences *	2,675	394,830
Eli Lilly	2,184	236,833
Express Scripts Holding *	4,895	474,668
Henry Schein *	1,515	125,745
Hologic *	6,049	235,850
Humana	2,585	828,260
IDEXX Laboratories *	1,939	411,301
Intuitive Surgical *	909	473,753
IQVIA Holdings *	3,070	377,395
Johnson & Johnson	881	123,331
Laboratory Corp of America Holdings *	4,238	680,411
Medtronic	3,472	311,855
Merck	3,127	230,179

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mettler-Toledo International *	180	$98,428
Nektar Therapeutics, Cl A *	5,035	194,754
Perrigo	3,461	243,308
Pfizer	5,921	254,958
Quest Diagnostics	2,737	257,579
ResMed	4,768	505,027
Stryker	1,720	279,018
Thermo Fisher Scientific	1,882	439,729
UnitedHealth Group	1,335	348,902
Universal Health Services, Cl B	2,714	329,914
Varian Medical Systems *	2,217	264,643
Waters *	728	138,094
WellCare Health Plans *	584	161,178
Zimmer Biomet Holdings	1,709	194,125
Zoetis, Cl A	3,416	307,952
		15,091,220
Industrials — 11.6%
3M	463	88,090
AMETEK	5,002	335,534
Arconic	8,576	174,350
Boeing	1,298	460,608
Caterpillar	1,183	143,521
CH Robinson Worldwide	2,854	254,092
Cintas	1,854	337,187
Copart *	5,160	252,376
CoStar Group *	300	108,426
CSX	3,682	253,542
Cummins	833	113,863
Delta Air Lines	4,661	255,096
Dover	5,756	476,827
Eaton	3,169	227,122
Emerson Electric	4,631	314,352
Expeditors International of Washington	4,984	334,825
Fastenal	1,685	86,626
FedEx	1,578	347,697
Fortive	5,388	400,059
Fortune Brands Home & Security	2,395	107,368
General Dynamics	2,654	458,027
Harris	4,296	638,858
Honeywell International	2,056	297,750
Huntington Ingalls Industries	1,139	248,849
IHS Markit *	4,717	247,784
Illinois Tool Works	649	82,793
Ingersoll-Rand	2,693	258,366

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JB Hunt Transport Services	3,239	$358,266
Johnson Controls International	4,358	139,325
Kansas City Southern	5,207	530,906
L3 Technologies	1,704	322,857
Masco	2,387	71,610
Norfolk Southern	1,896	318,206
Northrop Grumman	1,729	452,912
Raytheon	4,252	744,270
Republic Services, Cl A	4,346	315,867
Resideo Technologies *	1	14
Rockwell Automation	643	105,922
Rockwell Collins	2,425	310,449
Roper Technologies	1,530	432,837
Snap-On	1,523	234,451
Stanley Black & Decker	1,532	178,509
Textron	5,756	308,694
Union Pacific	2,454	358,824
United Rentals *	924	110,944
United Technologies	914	113,528
Verisk Analytics, Cl A *	4,275	512,316
Waste Management	3,670	328,355
WW Grainger	1,438	408,349
XPO Logistics *	4,409	394,076
Xylem	4,881	320,096
		14,675,571
Information Technology — 13.9%
Accenture, Cl A	1,771	279,145
Adobe *	1,408	346,030
Akamai Technologies *	7,037	508,423
Amdocs	4,197	265,544
Amphenol, Cl A	3,350	299,825
ANSYS *	2,280	340,974
Autodesk *	2,619	338,506
Broadridge Financial Solutions	3,114	364,151
CA	7,572	335,894
Cadence Design Systems *	6,816	303,789
CDK Global	1,491	85,345
CDW	3,184	286,592
Cisco Systems	8,902	407,266
Citrix Systems	3,035	310,996
Cognizant Technology Solutions, Cl A	12,170	840,095
Corning	7,919	253,012
DXC Technology	3,282	239,028
F5 Networks *	2,085	365,459

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fidelity National Information Services	2,791	$290,543
Fiserv *	4,130	327,509
Hewlett Packard Enterprise	33,198	506,269
HP	8,569	206,856
Intel	5,807	272,232
International Business Machines	704	81,263
Intuit	1,366	288,226
Juniper Networks	8,416	246,336
KLA-Tencor	1,251	114,517
Lam Research	1,750	248,028
Marvell Technology Group	11,920	195,607
Mastercard, Cl A	3,159	624,440
Maxim Integrated Products	9,255	462,935
Micron Technology *	12,824	483,721
Microsoft	3,033	323,955
Motorola Solutions	5,446	667,462
NetApp	7,776	610,338
NVIDIA	1,376	290,102
Paychex	2,978	195,029
Qorvo *	3,759	276,324
Red Hat *	1,490	255,744
salesforce.com *	3,310	454,264
Seagate Technology	6,496	261,334
ServiceNow *	2,152	389,598
Skyworks Solutions	2,320	201,283
Synopsys *	4,952	443,353
TE Connectivity	4,090	308,468
Texas Instruments	3,484	323,420
Total System Services	4,625	421,569
VeriSign *	2,817	401,535
Visa, Cl A	2,243	309,198
Worldpay, Cl A *	8,445	775,589
Xilinx	2,176	185,765
		17,612,886
Materials — 3.3%
Air Products & Chemicals	1,897	292,802
Albemarle	1,272	126,208
Celanese, Cl A	3,656	354,413
DowDuPont	2,473	133,344
Eastman Chemical	4,704	368,558
Ecolab	728	111,493
Freeport-McMoRan Copper & Gold	28,227	328,844
International Flavors & Fragrances	1,694	245,054
LyondellBasell Industries, Cl A	1,869	166,846

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Mosaic	10,072	$311,628
Newmont Mining	20,963	648,176
Nucor	2,022	119,541
Packaging Corp of America	1,737	159,474
PPG Industries	910	95,632
Sealed Air	2,676	86,595
Steel Dynamics	9,652	382,219
Westrock	5,585	239,988
		4,170,815
Real Estate — 3.1%
Alexandria Real Estate Equities ‡	792	96,806
AvalonBay Communities ‡	1,463	256,581
CBRE Group, Cl A *	5,774	232,634
Duke Realty ‡	9,789	269,883
Equity Residential ‡	3,676	238,793
Essex Property Trust ‡	1,283	321,751
HCP ‡	8,799	242,412
Host Hotels & Resorts ‡	19,336	369,511
Macerich ‡	2,429	125,385
Mid-America Apartment Communities ‡	1,399	136,696
ProLogis ‡	9,102	586,806
Realty Income ‡	2,836	170,926
SL Green Realty ‡	2,415	220,393
UDR ‡	4,324	169,458
Ventas ‡	3,288	190,835
Welltower ‡	4,124	272,473
		3,901,343
Communication Services — 2.5%
AT&T	8,964	275,015
Comcast, Cl A	7,071	269,688
Facebook, Cl A *	1,473	223,587
IAC *	2,938	577,581
Interpublic Group	4,899	113,461
Sirius XM Holdings	47,362	285,119
T-Mobile US *	6,124	419,800
Twenty-First Century Fox, Cl A	7,378	335,847
Verizon Communications	2,465	140,727
Viacom, Cl B	8,904	284,750
Walt Disney	2,346	269,391
		3,194,966
Utilities — 10.8%
Alliant Energy	11,122	478,024
Ameren	9,648	623,068
American Electric Power	3,923	287,791

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
American Water Works	4,104	$363,327
CenterPoint Energy	11,140	300,891
CMS Energy	12,013	594,884
Consolidated Edison	6,248	474,848
DTE Energy	5,120	575,488
Duke Energy	4,470	369,356
Edison International	5,378	373,179
Entergy	5,695	478,095
Evergy	9,236	517,124
Eversource Energy	7,235	457,686
Exelon	19,101	836,815
FirstEnergy	22,570	841,410
NextEra Energy	8,043	1,387,418
NiSource	14,983	379,969
PG&E	9,192	430,278
Pinnacle West Capital	4,921	404,752
PPL	11,801	358,750
Public Service Enterprise Group	11,423	610,331
Sempra Energy	4,813	530,007
Southern	16,546	745,066
WEC Energy Group	10,994	751,990
Xcel Energy	10,184	499,118
		13,669,665
TOTAL UNITED STATES		125,417,577
TOTAL COMMON STOCK
(Cost $124,320,038)		126,422,740
TOTAL INVESTMENTS — 99.9%
(Cost $124,320,038)		$126,422,740

Percentages are based on Net Assets of $126,586,885.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.3%
AUSTRIA— 1.6%
Energy — 0.2%
OMV	381	$21,209
Financials — 0.8%
Erste Group Bank	1,095	44,666
Raiffeisen Bank International	1,143	31,211
		75,877
Industrials — 0.1%
ANDRITZ	250	12,962
Materials — 0.3%
voestalpine	411	14,618
Wienerberger	579	13,331
		27,949
Real Estate — 0.2%
IMMOFINANZ *	738	17,610
TOTAL AUSTRIA		155,607
BELGIUM— 2.3%
Consumer Discretionary — 0.6%
Ageas	1,096	54,901
Consumer Staples — 0.2%
Colruyt	302	17,561
Financials — 0.7%
Ackermans & van Haaren	164	25,848
Groupe Bruxelles Lambert	316	29,423
KBC Group	181	12,490
		67,761

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.3%
UCB	390	$32,780
Materials — 0.2%
Solvay	168	19,159
Real Estate — 0.2%
Cofinimmo ‡ *	172	20,599
Communication Services — 0.1%
Proximus	465	11,881
TOTAL BELGIUM		224,642
DENMARK— 4.0%
Consumer Staples — 0.5%
Carlsberg, Cl B	196	21,628
Royal Unibrew	329	23,373
		45,001
Financials — 0.8%
Danske Bank	1,104	21,184
Jyske Bank	594	24,293
Sydbank	771	17,833
Tryg	681	16,465
		79,775
Health Care — 0.9%
Ambu, Cl B	232	4,838
GN Store Nord	432	18,350
H Lundbeck	383	17,892
Novo Nordisk, Cl B	483	20,898
William Demant Holding *	699	23,014
		84,992
Industrials — 0.3%
DSV	193	15,523
ISS	549	18,059
		33,582
Information Technology — 0.1%
SimCorp	170	13,102
Materials — 0.7%
Christian Hansen Holding	356	35,997
Novozymes, Cl B	655	32,378
		68,375
Utilities — 0.7%
Orsted	1,160	73,725
TOTAL DENMARK		398,552
EGYPT— 0.1%
Materials — 0.1%
Centamin	10,462	13,301

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
FINLAND— 3.3%
Consumer Discretionary — 0.5%
Amer Sports	862	$32,065
Nokian Renkaat	522	16,608
		48,673
Consumer Staples — 0.4%
Kesko, Cl B	702	41,059
Energy — 0.2%
Neste	235	19,374
Financials — 0.1%
Sampo, Cl A	306	14,097
Health Care — 0.1%
Orion, Cl B	340	11,711
Industrials — 0.3%
Kone, Cl B	356	17,353
Wartsila Abp	670	11,429
		28,782
Information Technology — 0.1%
Tieto	380	12,254
Materials — 0.9%
Huhtamaki	180	5,056
Outokumpu	2,703	11,362
Stora Enso, Cl R	2,040	30,754
UPM-Kymmene	1,344	43,262
		90,434
Communication Services — 0.2%
Elisa	532	21,188
Utilities — 0.5%
Fortum	2,468	51,999
TOTAL FINLAND		339,571
FRANCE— 17.0%
Consumer Discretionary — 1.5%
Christian Dior	35	13,571
Cie Generale des Etablissements Michelin SCA, Cl B	233	23,955
Cie Plastic Omnium	213	5,937
Elior Group	1,005	14,496
Faurecia	321	15,607
Hermes International	59	33,759
Kering	10	4,460
Peugeot	1,008	24,019
Renault	220	16,469
		152,273

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.0%
Carrefour	1,377	$26,758
Danone	98	6,949
Pernod Ricard	337	51,472
Remy Cointreau	154	18,304
		103,483
Energy — 0.4%
Total	737	43,390
Financials — 2.7%
Amundi	291	17,337
AXA	988	24,785
BNP Paribas	330	17,248
CNP Assurances	1,226	27,366
Credit Agricole	3,487	44,757
Eurazeo	344	25,160
LVMH Moet Hennessy Louis Vuitton	46	14,010
SCOR	1,604	74,277
Societe Generale	658	24,215
		269,155
Health Care — 1.3%
BioMerieux	369	28,180
Casino Guichard Perrachon	374	16,527
EssilorLuxottica	161	22,027
Ipsen	121	16,808
Sanofi	514	45,916
		129,458
Industrials — 3.8%
Aeroports de Paris	133	27,864
Air France-KLM *	2,108	20,445
Alstom *	999	43,749
Bollore	5,816	24,659
Bouygues	703	25,680
Bureau Veritas	654	14,783
Cie de Saint-Gobain	451	16,986
Dassault Aviation	10	16,599
Eiffage	264	25,850
Getlink	941	11,851
Legrand	237	15,505
Rexel	1,186	15,145
Safran	172	22,227
Schneider Electric	346	25,075
Societe BIC	294	28,182
Teleperformance	172	28,376
Thales	91	11,651

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Vinci	68	$6,078
		380,705
Information Technology — 0.6%
Capgemini	217	26,554
Dassault Systemes	130	16,328
Natixis	2,946	17,244
		60,126
Materials — 0.8%
Air Liquide	133	16,125
Arkema	249	26,176
Imerys	268	16,549
L’Oreal	74	16,677
		75,527
Real Estate — 1.3%
Covivio ‡	210	21,117
Gecina ‡	225	33,065
ICADE ‡	167	14,173
Klepierre ‡	596	20,259
Nexity	393	18,845
Unibail-Rodamco-Westfield ‡	111	20,158
		127,617
Communication Services — 1.6%
Eutelsat Communications	680	13,799
Iliad	53	6,140
Lagardere SCA	1,068	29,272
Orange	1,434	22,455
Publicis Groupe	630	36,577
Ubisoft Entertainment *	302	27,203
Vivendi	1,020	24,663
		160,109
Utilities — 2.0%
Electricite de France	1,982	32,967
Engie	4,473	59,678
Rubis SCA	859	44,480
Suez	1,792	25,959
Veolia Environnement	1,650	32,941
		196,025
TOTAL FRANCE		1,697,868
GERMANY— 10.9%
Consumer Discretionary — 1.9%
adidas	86	20,267
Allianz	141	29,466
Bayerische Motoren Werke	256	22,112

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Commerzbank	2,495	$23,574
Continental	67	11,080
Daimler	331	19,637
Fielmann	162	10,068
HUGO BOSS	235	16,823
Puma	16	8,231
TUI	1,517	25,179
		186,437
Consumer Staples — 0.1%
Beiersdorf	70	7,249
Energy — 0.2%
BASF	304	23,433
Financials — 0.8%
Aareal Bank	429	15,997
Hannover Rueck	248	33,466
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	146	31,423
		80,886
Health Care — 0.8%
Bayer	185	14,208
Fresenius Medical Care & KGaA	72	5,655
Gerresheimer	192	13,542
Merck KGaA	167	17,904
Siemens Healthineers *	335	13,889
STADA Arzneimittel	139	12,864
		78,062
Industrials — 2.1%
Axel Springer	355	23,611
Brenntag	136	7,115
Deutsche Lufthansa	1,380	27,770
Deutsche Post	484	15,328
Fraport Frankfurt Airport Services Worldwide	276	21,359
GEA Group	607	18,473
HOCHTIEF	74	10,984
MAN	308	32,107
OSRAM Licht	515	20,902
Rheinmetall	328	28,445
Siemens	59	6,800
		212,894
Information Technology — 0.3%
Infineon Technologies	250	5,017
SAP	65	6,972
Software	350	15,700
		27,689

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.4%
Aurubis	383	$23,295
Covestro	173	11,197
Evonik Industries	968	30,052
HeidelbergCement	349	23,726
K+S	419	7,819
Symrise	343	28,821
Wacker Chemie	139	12,452
		137,362
Real Estate — 1.8%
Aroundtown	2,920	24,251
Deutsche EuroShop	500	15,523
Deutsche Wohnen	802	36,748
LEG Immobilien	283	30,994
Vonovia	1,524	69,796
		177,312
Communication Services — 0.7%
1&1 Drillisch	177	7,909
Deutsche Telekom	1,384	22,730
Freenet	225	5,071
Telefonica Deutschland Holding	5,171	20,126
United Internet	269	11,149
		66,985
Utilities — 0.8%
Innogy	460	20,327
RWE	2,110	41,169
Uniper	656	18,961
		80,457
TOTAL GERMANY		1,078,766
IRELAND— 1.4%
Consumer Staples — 0.5%
Glanbia	1,133	20,052
Kerry Group, Cl A	336	34,455
		54,507
Financials — 0.2%
Bank of Ireland Group	3,138	22,275
Health Care — 0.2%
UDG Healthcare	1,863	15,044
Industrials — 0.2%
Kingspan Group	491	21,363
Materials — 0.3%
CRH	801	23,987
Smurfit Kappa Group	162	5,283
		29,270

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
TOTAL IRELAND		$142,459
ITALY— 5.5%
Consumer Discretionary — 0.8%
Ferrari	84	9,851
Fiat Chrysler Automobiles *	1,193	18,181
Luxottica Group	285	17,928
Moncler	419	14,575
Pirelli & C *	2,270	16,703
		77,238
Consumer Staples — 0.2%
Davide Campari-Milano	2,740	21,096
Energy — 1.2%
Eni	3,626	64,527
Saipem *	4,969	27,222
Snam	6,692	27,706
		119,455
Financials — 1.5%
BPER Banca	2,188	8,325
Intesa Sanpaolo	8,693	19,236
Poste Italiane	4,658	33,514
UniCredit	3,208	41,132
Unione di Banche Italiane SCpA	10,574	32,348
UnipolSai Assicurazioni	6,631	14,508
		149,063
Industrials — 0.2%
Leonardo	2,098	22,797
Information Technology — 0.7%
Assicurazioni Generali	1,225	19,821
Mediobanca Banca di Credito Finanziario	5,593	49,126
		68,947
Communication Services — 0.1%
Telecom Italia *	16,441	9,672
Utilities — 0.8%
A2A	15,893	25,652
Enel	5,356	26,301
Terna Rete Elettrica Nazionale	5,989	30,977
		82,930
TOTAL ITALY		551,198
LUXEMBOURG— 0.4%
Energy — 0.2%
Tenaris	1,526	22,711
Materials — 0.2%
ArcelorMittal	649	16,207

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
TOTAL LUXEMBOURG		$38,918
NETHERLANDS— 7.3%
Consumer Staples — 0.9%
Heineken	80	7,215
Koninklijke Ahold Delhaize	3,588	82,243
		89,458
Energy — 1.3%
Royal Dutch Shell, Cl A	2,986	95,403
SBM Offshore	786	13,608
Vopak	360	16,316
		125,327
Financials — 2.1%
ABN AMRO Group	2,065	50,772
ASR Nederland	1,317	59,928
Euronext	205	12,647
EXOR	365	20,695
ING Groep	999	11,863
NN Group	1,246	53,648
		209,553
Health Care — 0.8%
Aegon	8,135	50,032
Koninklijke Philips	713	26,595
		76,627
Industrials — 0.8%
Aalberts Industries	364	13,383
Boskalis Westminster	545	15,722
IMCD	85	5,774
Signify	600	14,820
Wolters Kluwer	452	25,689
		75,388
Information Technology — 0.7%
BE Semiconductor Industries	308	6,606
Gemalto	441	25,164
NXP Semiconductors	438	32,846
		64,616
Materials — 0.7%
Akzo Nobel	331	27,859
ASM International	319	13,731
Koninklijke DSM	307	26,916
		68,506
TOTAL NETHERLANDS		709,475

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
NORWAY— 3.1%
Consumer Staples — 0.7%
Marine Harvest	1,567	$38,033
Orkla	3,647	31,563
		69,596
Energy — 0.9%
Equinor	3,234	84,380
TGS Nopec Geophysical	209	7,035
		91,415
Financials — 0.9%
DnB	3,275	59,441
Gjensidige Forsikring	491	7,629
Storebrand	2,942	24,559
		91,629
Materials — 0.4%
Norsk Hydro	4,397	22,893
Yara International	295	12,730
		35,623
Communication Services — 0.2%
Telenor	860	15,824
TOTAL NORWAY		304,087
PORTUGAL— 0.7%
Energy — 0.5%
Galp Energia	2,980	51,981
Utilities — 0.2%
Energias de Portugal	5,723	20,128
TOTAL PORTUGAL		72,109
SPAIN— 2.7%
Consumer Discretionary — 0.1%
Industria de Diseno Textil	500	14,124
Consumer Staples — 0.1%
Viscofan	169	10,110
Energy — 0.3%
Repsol	1,881	33,728
Financials — 0.4%
Banco Bilbao Vizcaya Argentaria	1,819	10,068
Bankinter	1,984	16,284
Mapfre	5,817	17,427
		43,779
Industrials — 0.4%
Aena SME	90	14,394

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Ferrovial	1,021	$20,476
		34,870
Information Technology — 0.2%
Amadeus IT Group, Cl A	208	16,775
Materials — 0.2%
Acerinox	1,345	15,038
Real Estate — 0.3%
Merlin Properties Socimi ‡	2,532	31,787
Communication Services — 0.1%
Telefonica	1,640	13,450
Utilities — 0.6%
Acciona	219	18,506
Iberdrola	2,796	19,820
Naturgy Energy Group	941	23,158
		61,484
TOTAL SPAIN		275,145
SWEDEN— 7.1%
Consumer Discretionary — 0.3%
Dometic Group	1,957	13,704
Electrolux	450	9,365
Husqvarna, Cl B	1,483	11,215
		34,284
Consumer Staples — 0.7%
Essity, Cl B	253	5,783
ICA Gruppen	829	29,379
Swedish Match	642	32,754
		67,916
Energy — 0.2%
Lundin Petroleum	585	17,883
Financials — 1.3%
Industrivarden, Cl C	1,013	21,081
Investor, Cl B	561	24,350
Kinnevik	1,577	43,809
L E Lundbergforetagen, Cl B	539	16,654
Swedbank, Cl A	961	21,671
		127,565
Health Care — 0.2%
Swedish Orphan Biovitrum *	841	17,189
Industrials — 1.0%
Alfa Laval	547	13,987
Assa Abloy, Cl B	450	8,985
Nibe Industrier, Cl B	544	5,689

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Securitas, Cl B	773	$13,274
Trelleborg, Cl B	1,466	26,514
Volvo, Cl B	1,859	27,825
		96,274
Information Technology — 0.8%
Hexagon, Cl B	837	41,082
Telefonaktiebolaget LM Ericsson, Cl B	4,345	37,927
		79,009
Materials — 1.0%
BillerudKorsnas	1,213	14,400
Boliden	1,371	31,374
Sandvik	1,066	16,900
Svenska Cellulosa, Cl B	3,836	36,355
		99,029
Real Estate — 0.9%
Castellum	1,908	32,953
Fabege	2,918	37,322
Fastighets Balder, Cl B *	674	16,946
		87,221
Communication Services — 0.7%
Tele2, Cl B	3,408	38,779
Telia	7,089	32,002
		70,781
TOTAL SWEDEN		697,151
SWITZERLAND— 9.7%
Consumer Discretionary — 0.7%
Cie Financiere Richemont	294	21,541
Dufry	169	19,077
Swatch Group *	84	28,459
		69,077
Consumer Staples — 1.1%
Aryzta	886	8,265
Barry Callebaut	14	27,405
Chocoladefabriken Lindt & Spruengli	3	20,728
Coca-Cola European Partners	1,036	47,095
Nestle	126	10,662
		114,155
Financials — 2.8%
Baloise Holding	210	30,104
Cembra Money Bank	110	9,240
Credit Suisse Group	1,539	20,226
GAM Holding	1,636	9,514
Helvetia Holding	58	35,576

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Julius Baer Group	140	$6,408
Pargesa Holding	303	22,275
Partners Group Holding	53	37,805
Swiss Life Holding	92	34,773
Swiss Re	478	43,224
UBS Group	891	12,481
Zurich Insurance Group	60	18,682
		280,308
Health Care — 1.2%
Novartis	197	17,281
Roche Holding	60	14,620
Sonova Holding *	200	32,717
Straumann Holding	40	27,339
Tecan Group	50	11,293
Vifor Pharma	106	15,338
		118,588
Industrials — 1.3%
ABB *	390	7,871
Adecco Group	147	7,210
DKSH Holding	156	10,538
dormakaba Holding	14	10,118
Flughafen Zurich	30	5,941
Geberit	23	9,016
Georg Fischer	21	19,572
Kuehne + Nagel International	68	9,471
OC Oerlikon	1,359	16,199
Schindler Holding	41	8,657
SGS *	4	9,512
VAT Group	107	10,765
		124,870
Information Technology — 0.6%
Logitech International	443	16,414
STMicroelectronics	1,908	29,012
Temenos	110	15,146
		60,572
Materials — 1.0%
Clariant	1,502	32,417
EMS-Chemie Holding	24	13,242
Givaudan *	12	29,156
LafargeHolcim	261	12,104
Sika	119	15,285
		102,204

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.6%
PSP Swiss Property	319	$30,841
Swiss Prime Site	300	24,396
		55,237
Communication Services — 0.4%
Sunrise Communications Group	318	28,041
Swisscom *	22	10,091
		38,132
TOTAL SWITZERLAND		963,143
UNITED KINGDOM— 22.2%
Consumer Discretionary — 4.4%
B&M European Value Retail	2,567	13,671
Barratt Developments	2,437	16,005
Bellway	938	34,410
Berkeley Group Holdings	840	37,577
Burberry Group	669	15,481
Carnival	875	47,662
Compass Group	1,355	26,663
Dixons Carphone	7,257	15,712
Domino’s Pizza Group	2,349	8,503
Inchcape	2,207	15,256
InterContinental Hotels Group	334	17,540
Just Eat *	1,086	8,431
Kingfisher	8,859	28,831
Marks & Spencer Group	5,978	22,609
Merlin Entertainments	3,064	12,653
MoneySuperMarket.com	2,123	7,956
Persimmon	624	18,290
Playtech	1,000	6,120
SSP Group	2,873	24,507
Taylor Wimpey	11,994	24,750
WH Smith	650	16,154
William Hill	6,140	16,491
		435,272
Consumer Staples — 1.6%
Britvic	1,453	14,685
Coca-Cola HBC	465	13,725
Diageo	500	17,304
Kerry Group, Cl A	161	16,482
Sainsbury	1,475	5,865
Tate & Lyle	4,503	38,734
Tesco	6,491	17,691
WM Morrison Supermarkets	9,545	30,258
		154,744

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Energy — 1.8%
BP	9,711	$70,391
Great Portland Estates ‡	2,435	21,708
Pearson	4,041	46,398
Schroders	140	4,794
Subsea 7	1,745	22,101
Tullow Oil *	3,765	10,863
		176,255
Financials — 4.0%
3i Group	1,281	14,375
Barclays	5,322	11,730
Beazley	4,132	27,850
Close Brothers Group	386	7,260
CYBG	6,170	21,191
Direct Line Insurance Group	6,051	25,476
Hargreaves Lansdown	840	20,050
Hiscox	2,098	43,642
HSBC Holdings	4,407	36,314
IG Group Holdings	1,395	10,775
Jardine Lloyd Thompson Group	842	20,291
Jupiter Fund Management	1,580	6,803
Lloyds Banking Group	16,902	12,357
Man Group	5,247	10,422
NEX Group	816	11,844
Phoenix Group Holdings	3,729	28,707
Royal Bank of Scotland Group	13,973	42,208
RSA Insurance Group	886	6,389
Saga	10,522	16,012
Standard Chartered	2,844	19,968
TP ICAP	2,185	8,096
		401,760
Health Care — 0.4%
BTG *	1,708	12,047
Dechra Pharmaceuticals	174	5,082
Indivior *	2,658	6,397
Smith & Nephew	1,122	18,257
		41,783
Industrials — 3.8%
Aggreko	2,048	22,463
Ashtead Group	260	6,430
BAE Systems	2,216	14,888
Balfour Beatty	2,644	8,888
BBA Aviation	5,310	16,297
Bunzl	308	9,095
Cobham	8,862	12,190

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
easyJet	1,050	$16,100
Experian	598	13,772
Ferguson	291	19,644
Firstgroup *	10,262	11,211
Hays	5,213	10,944
Howden Joinery Group	1,008	6,042
Intertek Group	222	13,298
Meggitt	3,455	23,388
National Express Group	4,773	24,407
RELX	391	7,744
Rentokil Initial	8,246	33,315
Rotork	4,048	15,507
Royal Mail	8,491	38,949
Smiths Group	320	5,714
Spirax-Sarco Engineering	263	21,741
Travis Perkins	1,227	17,355
Weir Group	497	10,072
		379,454
Information Technology — 0.6%
Electrocomponents	2,322	18,389
Halma	1,247	21,160
Spectris	805	22,052
		61,601
Materials — 2.2%
Anglo American	1,283	27,462
Antofagasta	3,046	30,545
BHP Billiton	1,385	27,650
Croda International	266	16,382
Glencore	5,567	22,680
International Consolidated Airlines Group	4,579	35,305
Rio Tinto	555	26,972
RPC Group	1,047	10,202
Victrex	573	19,417
		216,615
Real Estate — 1.8%
British Land ‡	3,249	24,576
Derwent London ‡	646	24,177
Hammerson ‡	2,965	16,613
Intu Properties ‡	5,658	14,177
Land Securities Group ‡	2,153	23,471
Segro ‡	4,162	32,685
Shaftesbury ‡	1,594	18,269
Unite Group ‡	2,205	24,019
		177,987

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — 0.7%
Auto Trader Group	2,063	$10,797
Daily Mail & General Trust, Cl A	1,243	11,110
Informa	3,057	27,873
Vodafone Group	9,632	18,193
		67,973
Utilities — 0.9%
National Grid	3,437	36,415
Pennon Group	2,064	19,679
SSE	2,147	31,315
		87,409
TOTAL UNITED KINGDOM		2,200,853
TOTAL COMMON STOCK
(Cost $10,837,388)		9,862,845

PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.3%
Porsche Automobil Holding (A)	274	17,473
Volkswagen (A)	108	18,203
		35,676
Consumer Staples — 0.1%
Henkel & KGaA (A)	58	6,347
Materials — 0.1%
FUCHS PETROLUB(A)	264	12,246
TOTAL GERMANY		54,269
TOTAL PREFERRED STOCK
(Cost $60,130)		54,269
TOTAL INVESTMENTS — 99.8%
(Cost $10,897,518)		$9,917,114

Percentages are based on Net Assets of $9,933,904.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There’s currently no stated interest rate.

Cl — Class

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Japan ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
JAPAN— 99.9%
Consumer Discretionary — 16.0%
Aisin Seiki	1,439	$56,551
Asics	800	11,626
Bandai Namco Holdings	480	17,077
Bridgestone	724	27,990
Casio Computer	749	11,316
Denso	950	42,510
Don Quijote Holdings	580	34,742
Haseko	1,585	20,098
Honda Motor	1,582	45,432
Isetan Mitsukoshi Holdings	4,380	51,269
Isuzu Motors	2,771	36,388
J Front Retailing	2,832	37,164
Koito Manufacturing	210	10,011
Marui Group	471	10,142
Mazda Motor	2,576	27,939
Mitsubishi Motors	10,613	66,863
Nikon	4,430	77,213
Nissan Motor	3,194	29,080
Nitori Holdings	534	69,722
Oriental Land	247	23,233
Panasonic	1,595	17,659
Rinnai	219	15,951
Ryohin Keikaku	154	40,678
Sega Sammy Holdings	4,560	58,709
Sekisui Chemical	1,669	26,221
Sekisui House	1,745	25,698
Shimamura	459	38,597

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Stanley Electric	1,810	$53,648
Sumitomo Electric Industries	1,141	15,590
Sumitomo Rubber Industries	3,179	45,774
Suzuki Motor	1,075	53,819
Toyota Industries	537	26,409
Toyota Motor	926	54,278
Yamada Denki	12,338	58,162
Yamaha	1,175	51,798
Yamaha Motor	2,372	56,350
		1,345,707
Consumer Staples — 11.2%
Aeon	2,098	48,149
Ajinomoto	1,151	18,628
Asahi Group Holdings	1,055	46,442
Calbee	962	31,966
Coca-Cola Bottlers Japan	1,597	41,816
Ezaki Glico	526	26,194
FamilyMart UNY Holdings	295	34,295
Kao	603	40,240
Kewpie	1,074	24,772
Kikkoman	510	28,063
Kirin Holdings	2,219	53,059
Kobayashi Pharmaceutical	549	35,998
Kose	180	26,907
Lawson	615	38,909
Lion	1,347	25,304
MEIJI Holdings	340	22,595
NH Foods	1,565	54,084
Nichirei	920	22,214
Nisshin Seifun Group	2,360	47,072
Nissin Foods Holdings	752	48,577
Pigeon	860	36,501
Seven & i Holdings	300	13,007
Shiseido	520	32,885
Suntory Beverage & Food	377	15,383
Toyo Suisan Kaisha	1,167	40,225
Tsuruha Holdings	533	55,541
Yakult Honsha	180	12,776
Yamazaki Baking	1,283	23,146
		944,748
Energy — 3.4%
Idemitsu Kosan	2,378	108,517
Inpex	7,768	89,447

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
JXTG Holdings	13,341	$90,930
		288,894
Financials — 5.9%
Aozora Bank	1,054	36,377
Bank of Kyoto	884	39,870
Chiba Bank	6,093	38,657
Concordia Financial Group	5,300	24,327
Credit Saison	667	10,621
Dai-ichi Life Holdings	920	17,413
Daiwa Securities Group	2,804	16,073
Fukuoka Financial Group	542	13,361
Hachijuni Bank	2,200	9,318
Japan Post Bank	3,500	40,844
Japan Post Holdings	2,990	35,502
Mitsubishi UFJ Financial Group	2,266	13,750
Mitsubishi UFJ Lease & Finance	6,022	31,002
Mizuho Financial Group	22,522	38,716
ORIX	961	15,677
Shinsei Bank	1,596	24,338
Shizuoka Bank	4,130	36,266
Sumitomo Mitsui Financial Group	791	30,938
T&D Holdings	1,385	22,323
		495,373
Health Care — 8.8%
Alfresa Holdings	1,755	46,886
Astellas Pharma	1,810	28,019
Chugai Pharmaceutical	250	14,687
Daiichi Sankyo	1,519	58,065
Eisai	220	18,346
Hisamitsu Pharmaceutical	492	27,771
Hoya	1,090	61,949
Kyowa Hakko Kirin	1,537	29,894
M3	860	13,854
Medipal Holdings	2,942	63,165
Mitsubishi Tanabe Pharma	3,683	54,435
Otsuka Holdings	1,224	58,654
Santen Pharmaceutical	1,300	19,295
Sumitomo Dainippon Pharma	2,368	49,561
Suzuken	1,175	59,554
Sysmex	280	19,660
Taisho Pharmaceutical Holdings	704	75,106
Takeda Pharmaceutical	503	20,369
Terumo	437	23,582
		742,852

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 23.4%
AGC	456	$14,991
Amada Holdings	3,657	34,478
ANA Holdings	1,642	55,216
Central Japan Railway	142	27,241
Dai Nippon Printing	1,352	30,369
Daikin Industries	210	24,423
East Japan Railway	124	10,850
FANUC	104	18,187
Fuji Electric	1,539	47,184
Hankyu Hanshin Holdings	730	24,063
Hino Motors	4,193	40,312
Hoshizaki	187	15,095
ITOCHU	3,475	64,509
Japan Airport Terminal	230	8,845
JGC	1,017	19,744
JTEKT	1,745	21,786
Kajima	3,230	41,673
Kawasaki Heavy Industries	2,215	52,581
Keihan Holdings	329	12,477
Keio	230	12,493
Keisei Electric Railway	1,061	32,670
Kintetsu Group Holdings	275	10,551
Komatsu	2,487	64,887
Kurita Water Industries	1,998	49,271
LIXIL Group	2,360	37,222
Makita	811	28,062
Marubeni	7,092	57,582
MISUMI Group	1,658	33,291
Mitsubishi	4,832	136,154
Mitsubishi Electric	2,179	27,678
Mitsubishi Heavy Industries	617	21,809
Mitsui	6,883	114,996
Mitsui OSK Lines	1,473	35,945
Nabtesco	1,129	24,890
Nagoya Railroad	2,264	54,687
Nankai Electric Railway	671	16,416
Nippon Express	749	47,453
Nippon Yusen	1,897	30,677
NSK	3,839	38,031
Obayashi	3,094	27,333
Persol Holdings	1,510	28,740
Recruit Holdings	1,892	50,915
Secom	164	13,443
Shimizu	2,848	23,116

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sohgo Security Services	271	$12,079
Sojitz	17,803	59,945
Sumitomo	2,989	45,383
Sumitomo Heavy Industries	1,796	56,734
Taisei	490	20,993
THK	470	10,416
Tobu Railway	1,458	40,502
Tokyu	600	9,905
Toppan Printing	2,466	34,940
TOTO	260	9,331
Toyota Tsusho	1,186	42,930
West Japan Railway	548	36,792
		1,962,286
Information Technology — 9.3%
Brother Industries	719	13,194
Canon	1,553	44,338
FUJIFILM Holdings	771	33,428
Fujitsu	432	26,267
Hamamatsu Photonics	1,542	51,648
Hirose Electric	198	18,825
Hitachi	947	29,051
Keyence	87	42,631
Konica Minolta	4,484	44,540
Kyocera	465	25,291
NEC	1,983	56,931
Nomura Research Institute	695	30,792
Omron	380	15,422
Otsuka	1,458	48,447
Ricoh	7,136	71,389
Rohm	760	53,470
Seiko Epson	2,263	36,575
Shimadzu	886	22,398
Tokyo Electron	153	21,265
Trend Micro	897	51,822
Yaskawa Electric	534	15,449
Yokogawa Electric	1,290	25,387
		778,560
Materials — 12.2%
Air Water	1,922	31,183
Asahi Kasei	5,676	68,251
Daicel	1,303	13,797
DIC	810	23,936
JFE Holdings	3,309	62,483
JSR	3,532	52,766

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Kaneka	833	$34,839
Kobe Steel	4,138	33,293
Kuraray	3,994	55,033
Mitsubishi Chemical Holdings	3,522	27,498
Mitsubishi Gas Chemical	2,940	49,523
Mitsubishi Materials	2,569	71,250
Mitsui Chemicals	2,050	46,048
Nippon Steel & Sumitomo Metal	1,652	30,550
Nissan Chemical	830	39,273
Oji Holdings	8,269	58,910
Sumitomo Chemical	5,176	25,959
Sumitomo Metal Mining	1,817	57,317
Taiheiyo Cement	1,447	42,761
Teijin	1,940	33,693
Toray Industries	10,200	72,478
Tosoh	3,899	51,581
Toyo Seikan Group Holdings	1,959	40,116
		1,022,538
Real Estate — 2.6%
Daito Trust Construction	162	21,388
Daiwa House Industry	410	12,385
Japan Prime Realty Investment ‡	8	28,568
Japan Retail Fund Investment ‡	25	46,165
Nippon Building Fund ‡	5	28,576
Nomura Real Estate Master Fund ‡	16	20,742
Tokyu Fudosan Holdings	3,021	17,025
United Urban Investment ‡	29	44,173
		219,022
Communication Services — 2.8%
CyberAgent	270	11,460
Hakuhodo DY Holdings	1,644	27,474
KDDI	518	12,918
Nexon	3,362	38,311
Nippon Telegraph & Telephone	1,472	61,956
NTT DOCOMO	715	18,022
Square Enix Holdings	836	29,964
Toho	1,000	32,652
		232,757
Utilities — 4.3%
Chubu Electric Power	2,855	41,198
Chugoku Electric Power	3,982	51,233
Electric Power Development	1,651	44,985
Kansai Electric Power	2,460	37,721
Kyushu Electric Power	1,872	21,796

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Osaka Gas	2,228	$40,886
Toho Gas	1,415	48,899
Tohoku Electric Power	2,525	31,950
Tokyo Electric Power Holdings *	3,597	18,422
Tokyo Gas	1,109	27,328
		364,418
TOTAL JAPAN		8,397,155
TOTAL COMMON STOCK
(Cost $8,830,560)		8,397,155
TOTAL INVESTMENTS — 99.9%
(Cost $8,830,560)		$8,397,155

Percentages are based on Net Assets of $8,408,710.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 40.2%
Consumer Discretionary — 3.0%
Aristocrat Leisure	950	$17,843
Crown Resorts	3,766	33,391
Star Entertainment Grp	9,079	30,501
TABCORP Holdings	6,473	21,195
		102,930
Consumer Staples — 2.3%
Coca-Cola Amatil	4,614	32,407
Treasury Wine Estates	2,207	23,651
Woolworths	1,120	22,568
		78,626
Energy — 3.3%
Origin Energy *	3,180	16,430
Santos	10,459	49,222
Wesfarmers	775	25,608
Woodside Petroleum	1,002	24,749
		116,009
Financials — 5.1%
Australia & New Zealand Banking Group	504	9,262
Bank of Queensland	2,873	19,650
Bendigo and Adelaide Bank	2,792	20,244
CIMIC Group	932	31,238
Insurance Australia Group	4,476	21,667
Macquarie Group	526	43,693
Medibank Pvt	5,529	10,933
National Australia Bank	537	9,595
Suncorp Group	1,043	10,357
		176,639

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 2.9%
Ansell	2,166	$35,585
Cochlear	159	20,012
CSL	99	13,191
Healthscope	6,766	10,118
Ramsay Health Care	294	11,715
Sonic Healthcare	641	10,245
		100,866
Industrials — 3.3%
ALS	3,109	17,981
Aurizon Holdings	12,980	38,638
Brambles	4,541	34,180
SEEK	1,447	18,316
Sydney Airport	1,744	7,960
		117,075
Information Technology — 1.3%
Computershare	1,916	26,847
Link Administration Holdings	3,317	17,632
		44,479
Materials — 9.3%
BHP Billiton	940	21,459
BlueScope Steel	3,343	34,048
Boral	3,453	13,729
Fortescue Metals Group	8,021	22,740
Iluka Resources	2,893	16,526
Incitec Pivot	25,902	71,597
Newcrest Mining	1,461	21,341
Orica	1,408	17,124
Orora	15,598	37,145
Rio Tinto	273	14,783
South32	20,644	52,966
		323,458
Real Estate — 5.5%
Dexus ‡	4,058	29,336
Goodman Group ‡	5,129	37,734
Lend Lease Group	1,908	23,800
Mirvac Group ‡	21,610	33,236
Scentre Group ‡	9,701	27,365
Stockland ‡	7,673	19,632
Vicinity Centres ‡	12,115	22,754
		193,857
Communication Services — 1.1%
Amcor	2,009	18,938
Telstra	9,305	20,312
		39,250

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.1%
AGL Energy	1,864	$23,780
APA Group	1,500	10,206
AusNet Services	23,650	28,663
Spark Infrastructure Group	27,592	44,979
		107,628
TOTAL AUSTRALIA		1,400,817
HONG KONG— 28.5%
Consumer Discretionary — 3.9%
Galaxy Entertainment Group	3,250	17,578
Li & Fung	80,509	15,918
Sands China	4,900	19,314
Techtronic Industries	5,194	24,316
Wynn Macau	11,633	24,010
Yue Yuen Industrial Holdings	11,958	32,719
		133,855
Consumer Staples — 0.7%
WH Group	35,470	24,840
Financials — 1.3%
Bank of East Asia	6,618	21,443
Hang Seng Bank	1,080	25,293
		46,736
Industrials — 3.0%
CK Hutchison Holdings	3,068	30,898
MTR	4,450	21,571
NWS Holdings	26,997	53,447
		105,916
Information Technology — 0.8%
Hanergy Thin Film Power Group *(A) (B) (C)	29,000	14
VTech Holdings	2,423	28,435
		28,449
Real Estate — 12.4%
CK Asset Holdings	4,022	26,114
Hang Lung Group	8,907	21,906
Hang Lung Properties	10,313	18,681
Henderson Land Development	4,586	21,352
Hysan Development	11,425	53,559
Link ‡	5,565	49,336
New World Development	16,743	21,229
Sino Land	12,768	20,033
Sun Hung Kai Properties	1,647	21,408
Swire Pacific, Cl A	3,176	32,958
Swire Properties	19,704	67,235
Wharf Holdings	16,300	40,670

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Wharf Real Estate Investment	2,300	$14,244
Wheelock	3,950	21,087
		429,812
Communication Services — 0.9%
PCCW	55,945	30,686
Utilities — 5.5%
CLP Holdings	5,723	64,170
Hong Kong & China Gas	35,586	67,909
Power Assets Holdings	8,834	58,992
		191,071
TOTAL HONG KONG		991,365
NEW ZEALAND— 6.0%
Health Care — 1.2%
Fisher & Paykel Healthcare	4,898	43,498
Information Technology — 0.3%
Xero *	398	11,221
Materials — 1.1%
Fletcher Building	9,394	37,051
Communication Services — 1.0%
Spark New Zealand	13,634	35,167
Utilities — 2.4%
Contact Energy	16,923	61,774
Meridian Energy	10,175	20,830
		82,604
TOTAL NEW ZEALAND		209,541
SINGAPORE— 24.1%
Consumer Discretionary — 1.0%
Genting Singapore	55,835	35,482
Consumer Staples — 2.4%
Dairy Farm International Holdings	3,236	29,221
Wilmar International	24,633	56,210
		85,431
Financials — 4.0%
City Developments	2,657	15,177
DBS Group Holdings	2,607	44,165
Oversea-Chinese Banking	2,823	21,894
Singapore Exchange	6,110	30,179
United Overseas Bank	1,554	27,359
		138,774
Industrials — 6.5%
ComfortDelGro	15,990	25,980

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Jardine Matheson Holdings	515	$29,720
Jardine Strategic Holdings	630	21,105
Keppel	6,142	27,499
SATS	12,718	45,736
Singapore Airlines	7,612	52,110
Singapore Technologies Engineering	9,015	23,110
		225,260
Information Technology — 1.6%
Venture	4,967	54,950
Real Estate — 7.4%
Ascendas ‡	22,078	40,177
CapitaLand	10,458	23,714
CapitaLand Commercial Trust ‡	37,275	46,567
CapitaLand Mall Trust ‡	41,133	62,674
Mapletree Commercial Trust ‡	17,203	20,001
Suntec ‡	36,541	46,705
UOL Group	3,864	16,825
		256,663
Communication Services — 1.2%
Singapore Press Holdings	16,873	32,289
Singapore Telecommunications	4,600	10,497
		42,786
TOTAL SINGAPORE		839,346
THAILAND— 1.0%
Consumer Staples — 1.0%
Thai Beverage	74,805	33,762
TOTAL COMMON STOCK
(Cost $3,886,481)		3,474,831
TOTAL INVESTMENTS — 99.8%
(Cost $3,886,481)		$3,474,831

Percentages are based on Net Assets of $3,482,975.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of October 31, 2018 was $14 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2018, was $14 and represents 0.0% of net assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X Scientific Beta Asia ex-Japan ETF

The following is a summary of the level of inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Australia	$1,400,817	$—	$—	$1,400,817
Hong Kong	991,351	—	14	991,365
New Zealand	209,541	—	—	209,541
Singapore	839,346	—	—	839,346
Thailand	33,762	—	—	33,762
Total Investments in Securities	$3,474,817	$—	$14	$3,474,831

(1)  A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X YieldCo Index ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 66.3%
CANADA— 21.9%
Information Technology — 4.9%
Canadian Solar *	53,372	$763,220
Utilities — 17.0%
Innergex Renewable Energy	74,558	693,206
Northland Power	80,782	1,245,639
TransAlta Renewables	84,980	702,100
		2,640,945
TOTAL CANADA		3,404,165
UNITED KINGDOM— 5.0%
Utilities — 5.0%
Renewables Infrastructure Group	533,491	777,097
UNITED STATES— 39.4%
Real Estate — 4.9%
Hannon Armstrong Sustainable Infrastructure Capital ‡	37,055	768,891
Utilities — 34.5%
Atlantica Yield	37,781	740,885
Clearway Energy, Cl A	83,066	1,613,143
NextEra Energy Partners	26,614	1,211,735
Pattern Energy Group, Cl A	38,820	695,654
TerraForm Power, Cl A	97,529	1,099,152
		5,360,569
TOTAL UNITED STATES		6,129,460
TOTAL COMMON STOCK
(Cost $10,623,719)		10,310,722

CLOSED-END FUNDS — 22.9%
Bluefield Solar Income Fund	416,123	659,306
Foresight Solar Fund	535,814	766,789
Greencoat UK Wind	467,699	773,293
John Laing Environmental Assets Group	436,099	582,297
NextEnergy Solar Fund	545,832	774,151
TOTAL CLOSED-END FUNDS
(Cost $3,532,883)		3,555,836

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X YieldCo Index ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — 9.9%
CANADA— 9.9%
Utilities — 9.9%
Brookfield Renewable Partners	56,579	$1,541,778
TOTAL MASTER LIMITED PARTNERSHIP		1,541,778
(Cost $1,634,330)

PREFERRED STOCK — 0.7%
CANADA— 0.7%
Utilities — 0.7%
Brookfield Renewable Partners, 5.000%, VAR Canadian Govt Bonds 5 Year Note+3.000%	3,061	53,843
Northland Power, 3.510%, VAR Canadian Govt Bonds 5 Year Note+2.800%	4,093	63,648
TOTAL PREFERRED STOCK
(Cost $127,772)		117,491

TOTAL INVESTMENTS — 99.8%
(Cost $15,918,704)		$15,525,827

Percentages are based on Net Assets of $15,556,168.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
VAR — Variable Rate

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
UNITED KINGDOM— 0.5%
Energy — 0.1%
TechnipFMC	2,955	$77,717
Industrials — 0.0%
Pentair	1,634	65,605
Materials — 0.4%
Linde	3,566	590,065
TOTAL UNITED KINGDOM		733,387
UNITED STATES— 99.5%
Consumer Discretionary — 9.9%
Advance Auto Parts	445	71,093
Amazon.com *	2,680	4,282,667
Aptiv *	1,720	132,096
AutoZone *	180	132,025
Best Buy	1,725	121,026
Booking Holdings *	314	588,618
BorgWarner	1,283	50,563
CarMax *	1,172	79,591
Carnival	2,711	151,924
Chipotle Mexican Grill, Cl A *	180	82,859
Darden Restaurants	792	84,388
Dollar General	1,638	182,440
Dollar Tree *	1,497	126,197
DR Horton	2,161	77,710
eBay *	6,036	175,225
Expedia Group	809	101,473
Foot Locker	845	39,833
Ford Motor	25,020	238,941

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Gap	1,400	$38,220
Garmin	715	47,304
General Motors	8,031	293,854
Genuine Parts	936	91,654
Goodyear Tire & Rubber	1,620	34,117
H&R Block	1,371	36,386
Hanesbrands	2,394	41,081
Harley-Davidson	1,125	42,998
Hasbro	715	65,573
Hilton Worldwide Holdings	1,809	128,747
Home Depot	7,537	1,325,607
Kohl’s	1,128	85,423
L Brands	1,552	50,316
Leggett & Platt	836	30,355
Lennar, Cl A	1,724	74,098
LKQ *	1,961	53,476
Lowe’s	5,281	502,857
Macy’s	1,960	67,208
Marriott International, Cl A	1,925	225,013
Mattel *	2,180	29,604
McDonald’s	5,149	910,858
Michael Kors Holdings *	1,056	58,513
Mohawk Industries *	422	52,636
NIKE, Cl B	8,473	635,813
Nordstrom	754	49,591
Norwegian Cruise Line Holdings *	1,349	59,450
O’Reilly Automotive *	522	167,432
PulteGroup	1,914	47,027
PVH	540	65,227
Ralph Lauren, Cl A	360	46,660
Ross Stores	2,520	249,480
Royal Caribbean Cruises	1,093	114,470
Starbucks	9,025	525,887
Tapestry	1,789	75,693
Target	3,578	299,229
Tiffany	703	78,244
TJX	4,148	455,782
Tractor Supply	810	74,431
Ulta Beauty *	362	99,376
Under Armour, Cl A *	1,184	26,178
Under Armour, Cl C *	1,186	23,518
VF	2,092	173,385
Whirlpool	479	52,575
Wynn Resorts	535	53,821

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum! Brands	2,216	$200,349
		14,578,185
Consumer Staples — 7.4%
Altria Group	13,638	887,016
Archer-Daniels-Midland	4,037	190,748
Brown-Forman, Cl B	1,226	56,813
Campbell Soup	1,284	48,034
Clorox	929	137,910
Coca-Cola	28,002	1,340,736
Colgate-Palmolive	6,222	370,520
Conagra Brands	3,460	123,176
Constellation Brands, Cl A	1,238	246,647
Costco Wholesale	3,166	723,843
Coty, Cl A	2,916	30,764
Estee Lauder, Cl A	1,610	221,278
General Mills	4,403	192,851
Hershey	1,014	108,650
Hormel Foods	1,757	76,675
JM Smucker	736	79,724
Kellogg	1,840	120,483
Kimberly-Clark	2,492	259,916
Kraft Heinz	4,199	230,820
Kroger	6,098	181,476
McCormick	872	125,568
Molson Coors Brewing, Cl B	1,331	85,184
Mondelez International, Cl A	10,641	446,710
Monster Beverage *	2,998	158,444
Philip Morris International	11,383	1,002,500
Procter & Gamble	18,282	1,621,248
Sysco	3,497	249,441
Walgreens Boots Alliance	6,061	483,486
Walmart	10,593	1,062,265
		10,862,926
Energy — 5.6%
Anadarko Petroleum	3,268	173,858
Apache	2,425	91,738
Baker Hughes a GE	2,738	73,077
Cabot Oil & Gas	2,960	71,721
Chevron	12,349	1,378,765
Cimarex Energy	614	48,795
Concho Resources *	1,218	169,412
ConocoPhillips	7,441	520,125
Devon Energy	3,350	108,540
EOG Resources	3,693	389,021

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EQT	1,515	$51,465
Exxon Mobil	27,336	2,178,131
Halliburton	5,513	191,191
Helmerich & Payne	718	44,724
Hess	1,703	97,752
HollyFrontier	1,043	70,340
Kinder Morgan	12,229	208,138
Marathon Oil	5,405	102,641
Marathon Petroleum	4,467	314,700
National Oilwell Varco	2,419	89,019
Newfield Exploration *	1,258	25,412
Noble Energy	3,295	81,881
Occidental Petroleum	4,864	326,228
ONEOK	2,702	177,251
Phillips 66	2,655	272,987
Pioneer Natural Resources	1,074	158,168
Schlumberger	8,792	451,118
Valero Energy	2,796	254,688
Williams	7,631	185,662
		8,306,548
Financials — 13.7%
Affiliated Managers Group	360	40,918
Aflac	4,946	213,024
Allstate	2,215	212,020
American Express	4,650	477,694
American International Group	5,808	239,812
Ameriprise Financial	905	115,152
Aon	1,591	248,482
Arthur J Gallagher	1,119	82,817
Assurant	360	34,996
Bank of America	61,312	1,686,080
Bank of New York Mellon	5,983	283,175
BB&T	4,869	239,360
Berkshire Hathaway, Cl B *	12,697	2,606,439
BlackRock, Cl A	788	324,199
Brighthouse Financial *	598	23,699
Capital One Financial	3,083	275,312
Cboe Global Markets	733	82,719
Charles Schwab	7,829	362,013
Chubb	2,960	369,733
Cincinnati Financial	959	75,416
Citigroup	16,339	1,069,551
Citizens Financial Group	2,979	111,266
CME Group, Cl A	2,159	395,615

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Comerica	1,100	$89,716
Discover Financial Services	2,319	161,565
E*TRADE Financial	1,729	85,447
Everest Re Group	259	56,426
Fifth Third Bancorp	4,285	115,652
Franklin Resources	1,944	59,292
Goldman Sachs Group	2,260	509,337
Hartford Financial Services Group	2,156	97,926
Huntington Bancshares	6,922	99,192
Intercontinental Exchange	3,752	289,054
Invesco	2,613	56,728
Jefferies Financial Group	2,077	44,593
JPMorgan Chase	21,977	2,395,933
KeyCorp	6,894	125,195
Lincoln National	1,458	87,757
Loews	1,735	80,782
M&T Bank	920	152,177
Marsh & McLennan	3,276	277,641
MetLife	6,536	269,218
Moody’s	1,080	157,118
Morgan Stanley	8,910	406,831
MSCI, Cl A	598	89,927
Nasdaq	718	62,258
Northern Trust	1,349	126,900
People’s United Financial	2,051	32,119
PNC Financial Services Group	2,964	380,844
Principal Financial Group	1,708	80,396
Progressive	3,695	257,542
Prudential Financial	2,628	246,454
Raymond James Financial	807	61,889
Regions Financial	7,007	118,909
S&P Global	1,638	298,640
State Street	2,265	155,719
SunTrust Banks	2,921	183,030
SVB Financial Group *	334	79,235
Synchrony Financial	4,514	130,364
T Rowe Price Group	1,545	149,850
Torchmark	720	60,955
Travelers	1,690	211,470
Unum Group	1,448	52,504
US Bancorp	10,105	528,188
Wells Fargo	28,473	1,515,618
Willis Towers Watson	828	118,536

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Zions Bancorp	1,272	$59,848
		20,188,267
Health Care — 14.6%
AbbVie	19,732	1,536,137
ABIOMED *	586	199,943
Aetna	4,343	861,651
Alexion Pharmaceuticals *	2,885	323,322
Align Technology *	969	214,343
AmerisourceBergen, Cl A	2,101	184,888
Anthem	3,418	941,898
Baxter International	6,693	418,379
Biogen Idec *	2,643	804,186
Boston Scientific *	18,507	668,843
Cardinal Health	4,256	215,354
Celgene *	9,247	662,085
Centene *	2,604	339,353
Cerner *	4,162	238,399
Cigna	3,214	687,185
CVS Health	13,273	960,833
DaVita *	1,997	134,478
DENTSPLY SIRONA	2,939	101,778
Edwards Lifesciences *	2,832	418,003
Eli Lilly	12,460	1,351,163
Express Scripts Holding *	7,547	731,833
Gilead Sciences	16,962	1,156,469
Henry Schein *	2,007	166,581
Hologic *	3,505	136,660
Humana	1,818	582,505
IDEXX Laboratories *	1,177	249,665
Illumina *	1,948	606,121
Incyte *	2,303	149,280
Intuitive Surgical *	1,493	778,122
IQVIA Holdings *	2,160	265,529
Laboratory Corp of America Holdings *	1,360	218,348
McKesson	2,658	331,612
Medtronic	17,645	1,584,874
Mettler-Toledo International *	342	187,012
Nektar Therapeutics, Cl A *	2,115	81,808
Quest Diagnostics	1,740	163,751
Regeneron Pharmaceuticals *	1,014	343,989
ResMed	1,825	193,304
Stryker	4,072	660,560
Varian Medical Systems *	1,190	142,050
Vertex Pharmaceuticals *	3,376	572,097

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Waters *	1,015	$192,535
Zimmer Biomet Holdings	2,747	312,032
Zoetis, Cl A	6,446	581,107
		21,650,065
Industrials — 9.4%
3M	5,624	1,070,022
Alaska Air Group	1,236	75,915
Allegion	962	82,472
American Airlines Group	4,110	144,179
AMETEK	2,274	152,540
AO Smith	1,367	62,240
Arconic	4,135	84,065
Caterpillar	5,696	691,040
CH Robinson Worldwide	1,384	123,218
Cintas	844	153,498
Copart *	1,952	95,472
CSX	7,818	538,347
Cummins	1,480	202,301
Deere	3,155	427,313
Delta Air Lines	6,453	353,173
Dover	1,535	127,159
Eaton	4,370	313,198
Emerson Electric	6,132	416,240
Equifax	1,176	119,293
Expeditors International of Washington	1,782	119,715
Fastenal	2,853	146,673
FedEx	2,394	527,494
Flowserve	1,294	59,395
Fortive	2,965	220,151
Fortune Brands Home & Security	1,519	68,097
IHS Markit *	3,456	181,544
Illinois Tool Works	2,995	382,072
Ingersoll-Rand	2,436	233,710
JB Hunt Transport Services	871	96,341
Johnson Controls International	9,041	289,040
Kansas City Southern	941	95,944
Masco	2,888	86,640
Nielsen Holdings	3,301	85,760
Norfolk Southern	2,771	465,057
PACCAR	3,345	191,367
Parker-Hannifin	1,273	193,025
Quanta Services *	1,546	48,235
Republic Services, Cl A	2,266	164,693
Robert Half International	1,290	78,084

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rockwell Automation	1,207	$198,829
Roper Technologies	992	280,637
Snap-On	557	85,745
Southwest Airlines	5,252	257,873
Stanley Black & Decker	1,555	181,189
Stericycle *	844	42,175
TransDigm Group *	459	151,585
Union Pacific	7,088	1,036,408
United Continental Holdings *	2,440	208,644
United Parcel Service, Cl B	6,802	724,684
United Rentals *	820	98,457
United Technologies	7,319	909,092
Verisk Analytics, Cl A *	1,525	182,756
Waste Management	3,895	348,486
WW Grainger	479	136,022
Xylem	1,775	116,405
		13,923,709
Information Technology — 20.8%
Accenture, Cl A	4,169	657,118
Adobe *	3,164	777,585
Advanced Micro Devices *	5,022	91,451
Akamai Technologies *	1,086	78,464
Alliance Data Systems	302	62,266
Amphenol, Cl A	1,978	177,031
Analog Devices	2,340	195,881
ANSYS *	539	80,607
Apple	29,950	6,554,856
Applied Materials	6,694	220,099
Autodesk *	1,419	183,406
Automatic Data Processing	2,871	413,654
Broadcom	2,816	629,348
Broadridge Financial Solutions	753	88,056
CA	1,984	88,010
Cadence Design Systems *	1,737	77,418
Cisco Systems	29,828	1,364,631
Citrix Systems	817	83,718
Cognizant Technology Solutions, Cl A	3,683	254,237
DXC Technology	1,811	131,895
F5 Networks *	425	74,494
Fidelity National Information Services	2,094	217,985
Fiserv *	2,574	204,118
FleetCor Technologies *	572	114,417
FLIR Systems	900	41,679
Gartner *	583	86,004

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Global Payments	1,001	$114,344
Hewlett Packard Enterprise	10,013	152,698
HP	10,918	263,561
Intel	30,001	1,406,446
International Business Machines	5,953	687,155
Intuit	1,687	355,957
IPG Photonics *	240	32,052
Juniper Networks	2,396	70,131
KLA-Tencor	985	90,167
Lam Research	1,036	146,832
Mastercard, Cl A	5,948	1,175,741
Microchip Technology	1,524	100,249
Micron Technology *	7,495	282,711
Microsoft	50,047	5,345,520
Motorola Solutions	1,062	130,159
NetApp	1,797	141,047
NVIDIA	3,948	832,357
Oracle	18,438	900,512
Paychex	2,047	134,058
PayPal Holdings *	7,719	649,863
Qorvo *	810	59,543
QUALCOMM	9,174	576,953
Red Hat *	1,170	200,819
salesforce.com *	4,936	677,417
Seagate Technology	1,900	76,437
Skyworks Solutions	1,170	101,509
Symantec	3,951	71,711
Synopsys *	973	87,113
TE Connectivity	2,270	171,203
Texas Instruments	6,354	589,842
Total System Services	1,080	98,442
VeriSign *	582	82,958
Visa, Cl A	11,612	1,600,715
Western Digital	1,925	82,910
Western Union	3,082	55,599
Xerox	1,374	38,293
Xilinx	1,623	138,556
		30,670,008
Materials — 2.2%
Air Products & Chemicals	1,420	219,177
Albemarle	718	71,240
Avery Dennison	543	49,261
Ball	2,609	116,883
CF Industries Holdings	1,488	71,469

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
DowDuPont	14,956	$806,427
Eastman Chemical	909	71,220
Ecolab	1,644	251,779
FMC	848	66,212
Freeport-McMoRan Copper & Gold	9,784	113,984
International Flavors & Fragrances	519	75,079
International Paper	3,027	137,305
LyondellBasell Industries, Cl A	2,063	184,164
Martin Marietta Materials	403	69,026
Mosaic	2,252	69,677
Newmont Mining	3,909	120,866
Nucor	2,332	137,868
Packaging Corp of America	583	53,525
PPG Industries	1,564	164,361
Sealed Air	1,246	40,321
Sherwin-Williams	532	209,326
Vulcan Materials	973	98,409
Westrock	1,620	69,611
		3,267,190
Real Estate — 2.7%
Alexandria Real Estate Equities ‡	579	70,771
American Tower, Cl A ‡	2,819	439,228
Apartment Investment & Management, Cl A ‡	986	42,437
AvalonBay Communities ‡	894	156,790
Boston Properties ‡	990	119,552
CBRE Group, Cl A *	1,891	76,188
Crown Castle International ‡	2,600	282,724
Digital Realty Trust ‡	1,297	133,928
Duke Realty ‡	2,177	60,020
Equinix ‡	485	183,689
Equity Residential ‡	2,334	151,617
Essex Property Trust ‡	431	108,086
Extra Space Storage ‡	810	72,949
Federal Realty Investment Trust ‡	450	55,823
HCP ‡	2,971	81,851
Host Hotels & Resorts ‡	4,708	89,970
Iron Mountain ‡	1,580	48,364
Kimco Realty ‡	2,687	43,234
Macerich ‡	768	39,644
Mid-America Apartment Communities ‡	687	67,127
ProLogis ‡	4,111	265,036
Public Storage ‡	957	196,635
Realty Income ‡	1,756	105,834
Regency Centers ‡	934	59,178

The accompanying notes are an integral part of the financial statements.

 Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SBA Communications, Cl A ‡ *	745	$120,817
Simon Property Group ‡	1,976	362,636
SL Green Realty ‡	632	57,676
UDR ‡	1,691	66,270
Ventas ‡	2,261	131,228
Vornado Realty Trust ‡	1,087	74,003
Welltower ‡	2,315	152,952
Weyerhaeuser ‡	4,771	127,052
		4,043,309
Communication Services — 10.2%
Activision Blizzard	4,825	333,167
Alphabet, Cl A *	1,938	2,113,544
Alphabet, Cl C *	2,008	2,162,154
AT&T	47,071	1,444,138
CBS, Cl B	2,227	127,718
CenturyLink	6,233	128,649
Charter Communications, Cl A *	1,230	394,055
Comcast, Cl A	29,716	1,133,369
Discovery, Cl A *	970	31,418
Discovery, Cl C *	2,079	60,935
DISH Network, Cl A *	1,472	45,249
Electronic Arts *	1,997	181,687
Facebook, Cl A *	15,738	2,388,871
Interpublic Group	2,532	58,641
Netflix *	2,837	856,150
News	728	9,712
News	2,436	32,131
Omnicom Group	1,513	112,446
Take-Two Interactive Software *	727	93,688
TripAdvisor *	720	37,541
Twenty-First Century Fox, Cl A	6,803	309,673
Twenty-First Century Fox, Cl B	3,205	144,802
Twitter *	4,683	162,734
Verizon Communications	26,788	1,529,327
Viacom, Cl B	2,217	70,900
Walt Disney	9,747	1,119,248
		15,081,947
Utilities — 3.0%
AES	4,199	61,221
Alliant Energy	1,455	62,536
Ameren	1,544	99,712
American Electric Power	3,145	230,717
American Water Works	1,153	102,075
CenterPoint Energy	2,717	73,386

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
 October 31, 2018

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
CMS Energy	1,796	$88,938
Consolidated Edison	1,939	147,364
Dominion Energy	4,218	301,249
DTE Energy	1,168	131,283
Duke Energy	4,511	372,744
Edison International	2,082	144,470
Entergy	1,168	98,054
Evergy	1,752	98,094
Eversource Energy	2,006	126,900
Exelon	6,251	273,856
FirstEnergy	2,731	101,812
NextEra Energy	3,075	530,438
NiSource	2,072	52,546
NRG Energy	1,983	71,765
PG&E	3,324	155,596
Pinnacle West Capital	720	59,220
PPL	4,341	131,966
Public Service Enterprise Group	3,251	173,701
SCANA	895	35,845
Sempra Energy	1,607	176,962
Southern	6,376	287,111
WEC Energy Group	2,004	137,074
Xcel Energy	3,252	159,381
		4,486,016
TOTAL UNITED STATES		147,058,170
TOTAL COMMON STOCK
(Cost $133,727,369)		147,791,557
TOTAL INVESTMENTS — 100.0%
(Cost $133,727,369)		$147,791,557

Percentages are based on Net Assets of $147,789,326.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor's

As of October 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2018

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Assets:
Cost of Investments	$1,006,840,214		$402,670,456		$5,523,266	$14,001,031
Cost of Repurchase Agreement	33,505,248		8,080,698		—	—
Cost of Foreign Currency	43,475		—		1	150
Investments, at Value	$911,581,766	*	$412,813,908	*	$4,775,984	$12,246,895
Repurchase Agreement, at Value	33,505,248		8,080,698		—	—
Cash	—		160,351		—	—
Foreign Currency, at Value	43,317		—		2	150
Dividend and Interest Receivable	4,104,115		1,056,239		14,834	36,902
Reclaim Receivable	310,546		8,115		5,251	—
Unrealized Appreciation on Spot Contracts	311		—		—	—
Total Assets	949,545,303		422,119,311		4,796,071	12,283,947
Liabilities:
Obligation to Return Securities Lending Collateral	35,866,613		8,650,205		—	—
Payable due to Investment Adviser	458,694		158,058		2,293	6,863
Accrued Foreign Capital Gains Tax on Appreciated Securities	—		—		—	280
Due to Broker	761		—		—	—
Cash Overdraft	251,314		—		5,832	16,748
Total Liabilities	36,577,382		8,808,263		8,125	23,891
Net Assets	$912,967,921		$413,311,048		$4,787,946	$12,260,056
Net Assets Consist of:
Paid-in Capital	$1,159,185,555		$451,367,312		$5,535,091	$15,618,326
Total distributable loss	(246,217,634)		(38,056,264)		(747,145)	(3,358,270)
Net Assets	$912,967,921		$413,311,048		$4,787,946	$12,260,056
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	47,900,000		16,850,000		300,000	950,000
Net Asset Value, Offering and Redemption Price Per Share	$19.06		$24.53		$15.96	$12.91
*Includes Market Value of Securities on Loan	$34,497,471		$7,896,205		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2018

	Global X SuperDividend® REIT ETF		Global X SuperIncome™ Preferred ETF		Global X Social Media ETF		Global X | JPMorgan Efficiente Index ETF
Assets:
Cost of Investments	$120,553,459		$188,971,797		$139,730,645		$3,783,762
Cost of Repurchase Agreement	2,809,492		847,248		4,877,246		—
Cost of Foreign Currency	17,522		—		—		—
Investments, at Value	$117,975,362	*	$184,964,285	*	$129,872,060	*	$3,803,187
Repurchase Agreement, at Value	2,809,492		847,248		4,877,246		—
Cash	299,916		—		37,484		1,510
Foreign Currency, at Value	17,526		—		—		—
Receivable for Investment Securities Sold	—		5,200,884		22,706,330		—
Dividend and Interest Receivable	369,591		690,053		24,613		—
Unrealized Appreciation on Spot Contracts	5		—		—		—
Total Assets	121,471,892		191,702,470		157,517,733		3,804,697
Liabilities:
Obligation to Return Securities Lending Collateral	3,007,498		906,960		5,220,982		—
Payable for Investment Securities Purchased	—		—		22,724,262		—
Payable due to Investment Adviser	56,012		94,567		76,532		2,270
Due to Broker	—		40,658		—		—
Cash Overdraft	—		4,506,286		—		—
Total Liabilities	3,063,510		5,548,471		28,021,776		2,270
Net Assets	$118,408,382		$186,153,999		$129,495,957		$3,802,427
Net Assets Consist of:
Paid-in Capital	$122,580,242		$245,362,990		$168,848,903		$5,553,745
Total distributable loss	(4,171,860)		(59,208,991)		(39,352,946)		(1,751,318)
Net Assets	$118,408,382		$186,153,999		$129,495,957		$3,802,427
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	8,100,000		16,200,000		4,450,000		150,000
Net Asset Value, Offering and Redemption Price Per Share	$14.62		$11.49		$29.10		$25.35
*Includes Market Value of Securities on Loan	$2,868,705		$902,392		$5,135,240		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2018

	Global X | JPMorgan U.S. Sector Rotator Index ETF	Global X Guru® Index ETF		Global X Scientific Beta U.S. ETF	Global X Scientific Beta Europe ETF
Assets:
Cost of Investments	$4,021,445	$56,597,060		$124,320,038	$10,897,518
Cost of Repurchase Agreement	—	456,348		—	—
Cost of Foreign Currency	—	—		—	1,066
Investments, at Value	$3,818,251	$57,155,391	*	$126,422,740	$9,917,114
Repurchase Agreement, at Value	—	456,348		—	—
Cash	1,014	72,907		255,292	—
Foreign Currency, at Value	—	—		—	1,154
Receivable for Investment Securities Sold	—	—		306,242	81
Dividend and Interest Receivable	—	20,981		99,835	8,914
Reclaim Receivable	—	—		659	37,155
Total Assets	3,819,265	57,705,627		127,084,768	9,964,418
Liabilities:
Obligation to Return Securities Lending Collateral	—	488,510		—	—
Payable due to Investment Adviser	2,316	37,233		21,676	3,524
Payable for Investment Securities Purchased	—	—		476,207	—
Due to Broker	—	—		—	3,472
Cash Overdraft	—	—		—	23,518
Total Liabilities	2,316	525,743		497,883	30,514
Net Assets	$3,816,949	$57,179,884		$126,586,885	$9,933,904
Net Assets Consist of:
Paid-in Capital	$5,521,595	$79,129,782		$124,938,542	$11,179,852
Total distributable earnings (loss)	(1,704,646)	(21,949,898)		1,648,343	(1,245,948)
Net Assets	$3,816,949	$57,179,884		$126,586,885	$9,933,904
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	150,000	1,900,000		4,100,000	400,000
Net Asset Value, Offering and Redemption Price Per Share	$25.45	$30.09		$30.87	$24.83
*Includes Market Value of Securities on Loan	$—	$482,471		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2018

	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo Index ETF	Global X S&P 500® Catholic Values ETF
Assets:
Cost of Investments	$8,830,560	$3,886,481	$15,918,704	$133,727,369
Cost of Foreign Currency	435	—	823	—
Investments, at Value	$8,397,155	$3,474,831	$15,525,827	$147,791,557
Cash	—	7,071	898,260	176,523
Foreign Currency, at Value	434	—	6,028	—
Receivable for Investment Securities Sold	—	1,151,926	—	—
Dividend and Interest Receivable	66,290	4,576	13,537	139,894
Unrealized Appreciation on Spot Contracts	—	—	1	—
Reclaim Receivable	—	36	—	1,260
Total Assets	8,463,879	4,638,440	16,443,653	148,109,234
Liabilities:
Payable for Investment Securities Purchased	—	—	—	280,284
Payable for Capital Shares Redeemed	—	1,153,887	—	—
Payable due to Investment Adviser	2,843	1,539	10,541	37,232
Unrealized Depreciation on Spot Contracts	2	—	—	—
Due to Authorized Participants	—	39	876,944	2,392
Cash Overdraft	52,324	—	—	—
Total Liabilities	55,169	1,155,465	887,485	319,908
Net Assets	$8,408,710	$3,482,975	$15,556,168	$147,789,326
Net Assets Consist of:
Paid-in Capital	$8,984,202	$4,151,018	$17,196,782	$131,617,783
Total distributable earnings (loss)	(575,492)	(668,043)	(1,640,614)	16,171,543
Net Assets	$8,408,710	$3,482,975	$15,556,168	$147,789,326
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	300,000	150,000	1,350,000	4,400,000
Net Asset Value, Offering and Redemption Price Per Share	$28.03	$23.22	$11.52	$33.59

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2018

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Investment Income:
Dividend Income	$69,811,622	$19,450,162	$392,547	$1,102,683
Interest Income	12,341	3,400	17	382
Security Lending Income	397,944	257,850	—	—
Less: Foreign Taxes Withheld	(2,133,781)	(83,706)	(29,593)	(128,106)
Total Investment Income	68,088,126	19,627,706	362,971	974,959
Supervision and Administration Fees(1)	5,589,123	1,852,917	28,857	96,595
Custodian Fees(2)	63,280	24,640	399	2,478
Total Expenses	5,652,403	1,877,557	29,256	99,073
Net Expenses	5,652,403	1,877,557	29,256	99,073
Net Investment Income	62,435,723	17,750,149	333,715	875,886
Net Realized Gain (Loss) on:
Investments(3)	(1,860,876)	13,296,991	153,671	(1,401,801)
Foreign Currency Transactions	(540,813)	(669)	(1,954)	(1,275)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,401,689)	13,296,322	151,717	(1,403,076)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(104,916,014)	(16,890,509)	(895,925)	(2,009,580)
Foreign Capital Gains Tax on Appreciated securities	—	—	—	16,123
Foreign Currency Translations	(24,741)	—	(571)	(128)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(104,940,755)	(16,890,509)	(896,496)	(1,993,585)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(107,342,444)	(3,594,187)	(744,779)	(3,396,661)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(44,906,721)	$14,155,962	$(411,064)	$(2,520,775)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2018

	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF	Global X Social Media ETF	Global X | JPMorgan Efficiente Index ETF
Investment Income:
Dividend Income	$5,407,389	$14,503,611	$790,243	$110,367
Interest Income	893	6,499	1,953	127
Security Lending Income	3,431	191,972	126,297	—
Less: Foreign Taxes Withheld	(140,165)	—	(33,749)	—
Total Investment Income	5,271,548	14,702,082	884,744	110,494
Supervision and Administration Fees(1)	453,179	1,206,921	1,178,233	34,405
Tax Expense	982	—	—	131
Custodian Fees(2)	8,629	2,685	502	68
Total Expenses	462,790	1,209,606	1,178,735	34,604
Net Expenses	462,790	1,209,606	1,178,735	34,604
Net Investment Income (Loss)	4,808,758	13,492,476	(293,991)	75,890
Net Realized Gain (Loss) on:
Investments(3)	879,655	(28,163,755)	12,221,814	243,225
Foreign Currency Transactions	(23,149)	—	10,761	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	856,506	(28,163,755)	12,232,575	243,225
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,894,243)	13,006,479	(31,502,584)	(315,998)
Foreign Currency Translations	45	—	(2,564)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,894,198)	13,006,479	(31,505,148)	(315,998)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(3,037,692)	(15,157,276)	(19,272,573)	(72,773)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,771,066	$(1,664,800)	$(19,566,564)	$3,117

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2018

	Global X | JPMorgan U.S. Sector Rotator Index ETF	Global X Guru® Index ETF	Global X Scientific Beta U.S. ETF	Global X Scientific Beta Europe ETF
Investment Income:
Dividend Income	$85,051	$645,699	$2,523,566	$370,397
Interest Income	171	2,371	1,519	56
Security Lending Income	—	4,275	—	—
Less: Foreign Taxes Withheld	—	(4,435)	—	(35,949)
Total Investment Income	85,222	647,910	2,525,085	334,504
Supervision and Administration Fees(1)	30,676	438,445	417,212	42,359
Custodian Fees(2)	16	17	211	955
Total Expenses	30,692	438,462	417,423	43,314
Waiver of Supervision and Administration Fees	—	—	(155,018)	—
Net Expenses	30,692	438,462	262,405	43,314
Net Investment Income	54,530	209,448	2,262,680	291,190
Net Realized Gain on:
Investments(3)	363,026	7,401,404	16,116,337	2,209,766
Foreign Currency Transactions	—	—	—	862
Net Realized Gain on Investments and Foreign Currency Transactions	363,026	7,401,404	16,116,337	2,210,628
Net Change in Unrealized Depreciation on:
Investments	(312,107)	(4,728,075)	(12,015,276)	(3,511,871)
Foreign Currency Translations	—	—	—	(1,805)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(312,107)	(4,728,075)	(12,015,276)	(3,513,676)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	50,919	2,673,329	4,101,061	(1,303,048)
Net Increase (Decrease) in Net Assets Resulting from Operations	$105,449	$2,882,777	$6,363,741	$(1,011,858)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2018

	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo Index ETF	Global X S&P 500® Catholic Values ETF
Investment Income:
Dividend Income	$185,918	$188,820	$816,091	$2,932,529
Interest Income	40	38	230	1,451
Less: Foreign Taxes Withheld	(13,922)	(3,846)	(49,840)	—
Total Investment Income	172,036	185,012	766,481	2,933,980
Supervision and Administration Fees(1)	33,423	16,955	133,333	466,707
Custodian Fees(2)	1,108	152	834	47
Total Expenses	34,531	17,107	134,167	466,754
Waiver of Supervision and Administration Fees	–	–	–	(43,032)
Net Expenses	34,531	17,107	134,167	423,722
Net Investment Income	137,505	167,905	632,314	2,510,258
Net Realized Gain (Loss) on:
Investments(3)	2,007,133	318,221	701,524	4,506,579
Foreign Currency Transactions	(531)	(1,426)	(172)	—
Net Realized Gain on Investments and Foreign Currency Transactions	2,006,602	316,795	701,352	4,506,579
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,705,268)	(833,854)	(1,980,397)	2,242,061
Foreign Currency Translations	1,422	—	11	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,703,846)	(833,854)	(1,980,386)	2,242,061
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(697,244)	(517,059)	(1,279,034)	6,748,640
Net Increase (Decrease) in Net Assets Resulting from Operations	$(559,739)	$(349,154)	$(646,720)	$9,258,898

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$62,435,723	$45,324,150	$17,750,149	$12,295,430
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(2,401,689)	7,177,380	13,296,322	9,835,037
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(104,940,755)	50,221,544	(16,890,509)	18,157,096
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,906,721)	102,723,074	14,155,962	40,287,563
Distributions(2)	(65,545,294)	(50,713,102)	(22,214,715)	(14,750,888)
Return of Capital	(5,188,066)	(9,476,648)	(3,376,555)	(9,099,887)
Capital Share Transactions:
Issued	260,902,153	169,457,269	47,496,144	100,563,759
Redeemed	(225,187,582)	(20,913,187)	(48,329,063)	(29,817,886)
Increase (Decrease) in Net Assets from Capital Share Transactions	35,714,571	148,544,082	(832,919)	70,745,873
Total Increase (Decrease) in Net Assets	(79,925,510)	191,077,406	(12,268,227)	87,182,661
Net Assets:
Beginning of Year	992,893,431	801,816,025	425,579,275	338,396,614
End of Year	$912,967,921 *	$992,893,431 *	$413,311,048 †	$425,579,275 †
Share Transactions:
Issued	12,550,000	7,900,000	1,900,000	4,000,000
Redeemed	(10,800,000)	(1,000,000)	(1,950,000)	(1,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,750,000	6,900,000	(50,000)	2,800,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes distributed in excess of net investment income $(5,559,018), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed net investment income $–, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® EAFE ETF		Global X MSCI SuperDividend® Emerging Markets ETF
	Year Ended October 31, 2018	Period Ended October 31, 2017(1)	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$333,715	$79,718	$875,886	$487,640
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	151,717	157,287	(1,403,076)	687,362
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(896,496)	148,821	(1,993,585)	(381,556)
Net Increase (Decrease) in Net Assets Resulting from Operations	(411,064)	385,826	(2,520,775)	793,446
Distributions(3)	(295,154)	(58,777)	(855,368)	(411,165)
Capital Share Transactions:
Issued	8,980,111	2,351,238	8,743,882	9,447,157
Redeemed	(5,299,157)	(865,077)	(5,856,010)	(821,544)
Increase in Net Assets from Capital Share Transactions	3,680,954	1,486,161	2,887,872	8,625,613
Total Increase (Decrease) in Net Assets	2,974,736	1,813,210	(488,271)	9,007,894
Net Assets:
Beginning of Year	1,813,210	—	12,748,327	3,740,433
End of Year	$4,787,946 *	$1,813,210 *	$12,260,056 †	$12,748,327 †
Share Transactions:
Issued	500,000	150,000	550,000	600,000
Redeemed	(300,000)	(50,000)	(400,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	200,000	100,000	150,000	550,000

(1)	The Fund commenced operations on November 14, 2016
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(3)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes undistributed net investment income $21,675, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed net investment income $78,164, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® REIT ETF		Global X SuperIncome™ Preferred ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$4,808,758	$2,286,934	$13,492,476	$14,939,979
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	856,506	488,096	(28,163,755)	(3,935,918)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(3,894,198)	1,814,061	13,006,479	(8,268,967)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,771,066	4,589,091	(1,664,800)	2,735,094
Distributions(2)	(6,474,049)	(2,947,750)	(14,835,000)	(15,532,201)
Return of Capital	—	—	—	(716,030)
Capital Share Transactions:
Issued	89,973,693	25,482,477	2,378,589	40,670,341
Redeemed	(18,848,448)	(9,440,021)	(36,055,297)	(23,032,945)
Increase (Decrease) in Net Assets from Capital Share Transactions	71,125,245	16,042,456	(33,676,708)	17,637,396
Total Increase (Decrease) in Net Assets	66,422,262	17,683,797	(50,176,508)	4,124,259
Net Assets:
Beginning of Year	51,986,120	34,302,323	236,330,507	232,206,248
End of Year	$118,408,382 *	$51,986,120 *	$186,153,999 †	$236,330,507 †
Share Transactions:
Issued	5,950,000	1,700,000	200,000	3,150,000
Redeemed	(1,250,000)	(650,000)	(3,000,000)	(1,800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,700,000	1,050,000	(2,800,000)	1,350,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes distributed in excess of net investment income $(654,976), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed net investment income $199,762, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X | JPMorgan Efficiente Index ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income (Loss)	$(293,991)	$398,327	$75,890	$101,187
Net Realized Gain on Investments and Foreign Currency Transactions(1)	12,232,575	16,537,557	243,225	302,416
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(31,505,148)	20,946,051	(315,998)	331,982
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,566,564)	37,881,935	3,117	735,585
Distributions(2)	(2,573,545)	(126,360)	(136,857)	(198,988)
Capital Share Transactions:
Issued	82,487,710	68,430,889	2,638,473	—
Redeemed	(95,849,176)	(75,299,670)	(3,938,954)	(2,514,605)
Decrease in Net Assets from Capital Share Transactions	(13,361,466)	(6,868,781)	(1,300,481)	(2,514,605)
Total Increase (Decrease) in Net Assets	(35,501,575)	30,886,794	(1,434,221)	(1,978,008)
Net Assets:
Beginning of Year	164,997,532	134,110,738	5,236,648	7,214,656
End of Year	$129,495,957 *	$164,997,532 *	$3,802,427 †	$5,236,648 †
Share Transactions:
Issued	2,300,000	2,500,000	100,000	—
Redeemed	(2,900,000)	(3,150,000)	(150,000)	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	(600,000)	(650,000)	(50,000)	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes undistributed net investment income $605,595, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed net investment income $105,750, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X | JPMorgan U.S. Sector Rotator Index ETF		Global X Guru® Index ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$54,530	$106,490	$209,448	$305,516
Net Realized Gain on Investments and Foreign Currency Transactions(1)	363,026	592,175	7,401,404	5,169,392
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(312,107)	30,028	(4,728,075)	6,897,293
Net Increase in Net Assets Resulting from Operations	105,449	728,693	2,882,777	12,372,201
Distributions(2)	(76,175)	(190,176)	(302,653)	(122,367)
Capital Share Transactions:
Issued	—	—	1,601,325	—
Redeemed	(1,314,433)	(6,142,683)	(2,957,354)	(15,307,477)
Decrease in Net Assets from Capital Share Transactions	(1,314,433)	(6,142,683)	(1,356,029)	(15,307,477)
Total Increase (Decrease) in Net Assets	(1,285,159)	(5,604,166)	1,224,095	(3,057,643)
Net Assets:
Beginning of Year	5,102,108	10,706,274	55,955,789	59,013,432
End of Year	$3,816,949 *	$5,102,108 *	$57,179,884 †	$55,955,789 †
Share Transactions:
Issued	—	—	50,000	—
Redeemed	(50,000)	(250,000)	(100,000)	(600,000)
Net Decrease in Shares Outstanding from Share Transactions	(50,000)	(250,000)	(50,000)	(600,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes undistributed net investment income $53,269, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed net investment income $135,050, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Scientific Beta U.S. ETF		Global X Scientific Beta Europe ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$2,262,680	$1,718,877	$291,190	$410,910
Net Realized Gain on Investments and Foreign Currency Transactions(1)	16,116,337	2,455,435	2,210,628	1,269,866
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(12,015,276)	12,815,043	(3,513,676)	2,751,400
Net Increase (Decrease) in Net Assets Resulting from Operations	6,363,741	16,989,355	(1,011,858)	4,432,176
Distributions(2)	(1,913,894)	(942,969)	(494,437)	(373,503)
Capital Share Transactions:
Issued	47,858,633	64,474,236	2,761,131	10,288,569
Redeemed	(60,905,583)	(11,538,411)	(12,644,199)	(5,471,340)
Increase (Decrease) in Net Assets from Capital Share Transactions	(13,046,950)	52,935,825	(9,883,068)	4,817,229
Total Increase (Decrease) in Net Assets	(8,597,103)	68,982,211	(11,389,363)	8,875,902
Net Assets:
Beginning of Year	135,183,988	66,201,777	21,323,267	12,447,365
End of Year	$126,586,885 *	$135,183,988 *	$9,933,904 †	$21,323,267 †
Share Transactions:
Issued	1,500,000	2,300,000	100,000	400,000
Redeemed	(1,900,000)	(400,000)	(450,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(400,000)	1,900,000	(350,000)	200,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes undistributed net investment income $1,398,110, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed net investment income $369,916, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Scientific Beta Japan ETF		Global X Scientific Beta Asia ex-Japan ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$137,505	$268,228	$167,905	$114,367
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	2,006,602	1,334,237	316,795	(10,788)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,703,846)	1,129,734	(833,854)	382,154
Net Increase (Decrease) in Net Assets Resulting from Operations	(559,739)	2,732,199	(349,154)	485,733
Distributions(2)	(339,465)	(372,358)	(167,280)	(101,714)
Capital Share Transactions:
Issued	1,549,503	7,230,845	2,583,767	1,176,937
Redeemed	(9,550,141)	(5,970,573)	(2,441,200)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,000,638)	1,260,272	142,567	1,176,937
Total Increase (Decrease) in Net Assets	(8,899,842)	3,620,113	(373,867)	1,560,956
Net Assets:
Beginning of Year	17,308,552	13,688,439	3,856,842	2,295,886
End of Year	$8,408,710 *	$17,308,552 *	$3,482,975 †	$3,856,842 †
Share Transactions:
Issued	50,000	250,000	100,000	50,000
Redeemed	(300,000)	(200,000)	(100,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)	50,000	—	50,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes undistributed net investment income $177,696, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed net investment income $108,830, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X YieldCo Index ETF		Global X S&P 500® Catholic Values ETF
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$632,314	$256,524	$2,510,258	$1,454,670
Net Realized Gain on Investments and Foreign Currency Transactions(1)	701,352	268,545	4,506,579	3,679,540
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,980,386)	1,236,012	2,242,061	12,367,503
Net Increase (Decrease) in Net Assets Resulting from Operations	(646,720)	1,761,081	9,258,898	17,501,713
Distributions(2)	(843,401)	(421,625)	(1,688,672)	(330,133)
Return of Capital	(154,396)	—	—	—
Capital Share Transactions:
Issued	5,365,866	13,196,907	40,013,214	80,954,875
Redeemed	(8,211,576)	(1,185,410)	(14,374,854)	(23,444,672)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,845,710)	12,011,497	25,638,360	57,510,203
Total Increase (Decrease) in Net Assets	(4,490,227)	13,350,953	33,208,586	74,681,783
Net Assets:
Beginning of Year	20,046,395	6,695,442	114,580,740	39,898,957
End of Year	$15,556,168 *	$20,046,395 *	$147,789,326 †	$114,580,740 †
Share Transactions:
Issued	450,000	1,100,000	1,200,000	2,850,000
Redeemed	(700,000)	(100,000)	(400,000)	(800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)	1,000,000	800,000	2,050,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes distributed in excess of net investment income $(62,978), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed net investment income $1,275,311, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X SuperDividend® ETF
2018	21.51	1.35		(2.26)	(0.91)	(1.43)	—	(0.11)	(1.54)	19.06	(4.65)	912,968	0.59		6.48		59.48
2017	20.43	1.08		1.45	2.53	(1.22)	—	(0.23)	(1.45)	21.51	12.69	992,893	0.58		5.07		67.38
2016	20.65	1.15		0.08	1.23	(1.30)	—	(0.15)	(1.45)	20.43	6.23	801,816	0.58		5.67		39.06
2015	24.24	1.26		(3.36)	(2.10)	(1.44)	(0.05)	—	(1.49)	20.65	(9.01)	880,666	0.58		5.58		26.12
2014	23.74	1.40		0.56	1.96	(1.46)	—	—	(1.46)	24.24	8.41	1,037,576	0.58		5.71		33.63
Global X SuperDividend® U.S. ETF
2018	25.18	1.07		(0.17)	0.90	(1.35)	—	(0.20)	(1.55)	24.53	3.66	413,311	0.46		4.31		33.25
2017	24.00	0.79		1.94	2.73	(0.96)	—	(0.59)	(1.55)	25.18	11.64	425,579	0.45		3.15		53.01
2016	25.23	0.92	#	(0.40)	0.52	(1.07)	—	(0.68)	(1.75)	24.00	2.13	338,397	0.45		3.77#		53.45
2015	29.60	1.71		(4.19)	(2.48)	(1.23)	—	(0.66)	(1.89)	25.23	(8.67)	274,999	0.45		6.25		42.51
2014	25.94	1.78		3.45	5.23	(1.41)	—	(0.16)	(1.57)	29.60	20.80	276,715	0.45		6.32		40.04
Global X MSCI SuperDividend® EAFE ETF
2018	18.13	1.12		(2.04)	(0.92)	(1.10)	(0.15)	—	(1.25)	15.96	(5.59)	4,788	0.56		6.36		52.96
2017(1)	14.87	0.81		3.04	3.85	(0.59)	—	—	(0.59)	18.13	26.19	1,813	0.56	†	4.97	†	45.40
Global X MSCI SuperDividend® Emerging Markets ETF
2018	15.94	0.90		(3.02)	(2.12)	(0.91)	—	—	(0.91)	12.91	(14.10)	12,260	0.67		5.89		79.52
2017	14.96	0.83		0.91	1.74	(0.76)	—	—	(0.76)	15.94	11.95	12,748	0.66		5.25		122.32
2016	13.73	0.59		1.41	2.00	(0.77)	—	—	(0.77)	14.96	15.58	3,740	0.65		4.49		64.83
2015(2)	14.90	0.66		(1.34)	(0.68)	(0.49)	—	—	(0.49)	13.73	(4.89)	3,433	0.65	†	6.72	†	1.25
Global X SuperDividend® REIT ETF
2018	15.29	0.92		(0.28)	0.64	(1.31)	—	—	(1.31)	14.62	4.30	118,408	0.59		6.15		41.61
2017	14.60	0.86		0.96	1.82	(1.13)	—	—	(1.13)	15.29	13.00	51,986	0.58		5.74		54.96
2016	13.18	0.91		1.72	2.63	(1.21)	—	—	(1.21)	14.60	21.01	34,302	0.56		6.23		16.87
2015(2)	15.12	0.63		(1.95)	(1.32)	(0.62)	—	—	(0.62)	13.18	(8.86)	3,954	0.54	†	7.20	†	1.45
Global X SuperIncome™ Preferred ETF
2018	12.44	0.78		(0.88)	(0.10)	(0.85)	—	—	(0.85)	11.49	(0.87)	186,154	0.58		6.48		105.48
2017	13.16	0.82		(0.65)	0.17	(0.85)	—	(0.04)	(0.89)	12.44	1.31	236,331	0.58		6.39		45.12
2016	13.49	0.91		(0.33)	0.58	(0.91)	—	—	(0.91)	13.16	4.44	232,206	0.58		6.81		47.62
2015	14.74	0.95		(1.21)	(0.26)	(0.99)	—	—	(0.99)	13.49	(1.95)	235,427	0.58		6.68		76.54
2014	14.81	1.01		(0.02)	0.99	(1.06)	—	—	(1.06)	14.74	6.89	162,875	0.58		6.78		85.07
Global X Social Media ETF
2018	32.67	(0.06)		(3.02)	(3.08)	(0.49)	—	—	(0.49)	29.10	(9.61)	129,496	0.65		(0.16)		21.36
2017	23.53	0.10		9.08	9.18	(0.04)	—	—	(0.04)	32.67	39.09	164,998	0.65		0.35		41.40
2016	19.29	0.02		4.22	4.24	—	—	—	***	23.53	21.99	134,111	0.65		0.12		39.89
2015	19.30	0.01		(0.01)	—	(0.01)	—	—	(0.01)	19.29	—	77,145	0.65		0.04		26.51
2014	19.38	—		(0.08)	(0.08)	—	—	—	—	19.30	(0.41)	126,418	0.65		(0.01)		26.52
Global X | JPMorgan Efficiente Index ETF
2018	26.18	0.40		(0.55)	(0.15)	(0.68)	—	—	(0.68)	25.35	(0.65)	3,802	0.69		1.52		272.96
2017	24.05	0.40		2.51	2.91	(0.78)	—	—	(0.78)	26.18	12.29	5,237	0.76		1.60		232.58
2016	23.72	0.51		0.86	1.37	(1.04)	—	—	(1.04)	24.05	6.12	7,215	0.69		2.15		387.39
2015	25.49	0.43		(2.04)	(1.61)	(0.16)	—	—	(0.16)	23.72	(6.37)	8,302	0.69		1.70		311.58
2014(3)	24.95	—		0.54	0.54	—	—	—	—	25.49	2.16	2,549	0.69	†	(0.69	)†	—

*	Per share data calculated using average shares method.
**
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.00.
#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 14, 2016.
(2)	The Fund commenced operations on March 16, 2015.
(3)	The Fund commenced operations on October 22, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X | JPMorgan U.S. Sector Rotator Index ETF
2018	25.51	0.33		(0.01)	0.32	(0.38)	—	—	(0.38)	25.45	1.21	3,817	0.69		1.23		717.47
2017	23.79	0.37		1.89	2.26	(0.54)	—	—	(0.54)	25.51	9.65	5,102	0.69		1.48		815.61
2016	23.55	0.35		0.25	0.60	(0.36)	—	—	(0.36)	23.79	2.60	10,706	0.69		1.50		839.83
2015	25.41	0.20		(1.94)	(1.74)	(0.11)	(0.01)	—	(0.12)	23.55	(6.90)	14,127	0.69		0.82		907.92
2014(1)	25.03	—		0.38	0.38	—	—	—	—	25.41	1.52	2,541	0.69	†	(0.69	)†	63.35
Global X Guru® Index ETF
2018	28.70	0.11		1.44	1.55	(0.16)	—	—	(0.16)	30.09	5.40	57,180	0.75		0.36		112.64
2017	23.14	0.14		5.47	5.61	(0.05)	—	—	(0.05)	28.70	24.30	55,956	0.75		0.54		94.71
2016	23.96	0.12	#	(0.83)	(0.71)	(0.09)	—	(0.02)	(0.11)	23.14	(2.97)	59,013	0.75		0.52	#	102.07
2015	26.30	0.10		(2.16)	(2.06)	(0.28)	—	—	(0.28)	23.96	(7.94)	184,505	0.75		0.39		129.71
2014	23.99	0.22		2.12	2.34	(0.03)	—	—	(0.03)	26.30	9.76	436,586	0.75		0.88		128.37
Global X Scientific Beta U.S. ETF
2018	30.04	0.52		0.77	1.29	(0.46)	—	—	(0.46)	30.87	4.28	126,587	0.19	‡	1.64		38.94
2017	25.46	0.48		4.44	4.92	(0.34)	—	—	(0.34)	30.04	19.52	135,184	0.19	‡	1.69		28.46
2016	24.67	0.46		0.62	1.08	(0.29)	—	—	(0.29)	25.46	4.43	66,202	0.20	‡	1.82		32.54
2015(2)	24.90	0.18		(0.41)	(0.23)	—	—	—	—	24.67	(0.92)	2,467	0.35	†	1.55	†	20.90
Global X Scientific Beta Europe ETF
2018	28.43	0.72		(2.91)	(2.19)	(1.41)	—	—	(1.41)	24.83	(8.21)	9,934	0.39		2.61		45.07
2017	22.63	0.61		5.87	6.48	(0.68)	—	—	(0.68)	28.43	29.54	21,323	0.38		2.41		26.52
2016	24.41	0.66		(2.10)	(1.44)	(0.34)	—	—	(0.34)	22.63	(5.96)	12,447	0.38		2.89		35.72
2015(2)	24.89	0.25		(0.73)	(0.48)	—	—	—	—	24.41	(1.93)	2,441	0.38	†	2.22	†	17.53
Global X Scientific Beta Japan ETF
2018	31.47	0.48		(2.56)	(2.08)	(1.36)	—	—	(1.36)	28.03	(7.09)	8,409	0.39		1.56		42.93
2017	27.38	0.47		4.36	4.83	(0.74)	—	—	(0.74)	31.47	18.17	17,309	0.39		1.64		17.80
2016	25.19	0.44		1.97	2.41	(0.21)	(0.01)	—	(0.22)	27.38	9.63	13,688	0.38		1.75		82.57
2015(2)	25.07	0.12		—	0.12	—	—	—	—	25.19	0.48	2,519	0.38	†	1.02	†	20.31
Global X Scientific Beta Asia ex-Japan ETF
2018	25.71	0.96		(2.33)	(1.37)	(1.12)	—	—	(1.12)	23.22	(5.78)	3,483	0.38		3.76		42.88
2017	22.96	0.92		2.85	3.77	(1.02)	—	—	(1.02)	25.71	17.43	3,857	0.38		3.86		53.22
2016	21.63	0.80		1.15	1.95	(0.62)	—	—	(0.62)	22.96	9.29	2,296	0.38		3.61		74.44
2015(2)	24.89	0.44		(3.70)	(3.26)	—	—	—	—	21.63	(13.10)	2,163	0.38	†	4.17	†	59.21
Global X YieldCo Index ETF
2018	12.53	0.37		(0.80)	(0.43)	(0.50)	—	(0.08)	(0.58)	11.52	(3.50)	15,556	0.65		3.07		33.50
2017	11.16	0.28		1.59	1.87	(0.50)	—	—	(0.50)	12.53	17.30	20,046	0.65		2.37		25.99
2016	11.06	0.41	#	0.35	0.76	(0.48)	—	(0.18)	(0.66)	11.16	7.25	6,695	0.66		3.78#		40.25
2015(3)	15.19	0.20		(4.19)	(3.99)	(0.14)	—	—	(0.14)	11.06	(26.39)	3,319	0.65	†	3.72	†	22.97
Global X S&P 500® Catholic Values ETF
2018	31.83	0.58		1.60	2.18	(0.41)	(0.01)	—	(0.42)	33.59	6.86	147,789	0.29	@	1.72		4.33
2017	25.74	0.48		5.74	6.22	(0.13)	***	—	(0.13)	31.83	24.27	114,581	0.29	@	1.64		6.09
2016(4)	25.14	0.24		0.36	0.60	—	—	—	—	25.74	2.39	39,899	0.29	@†	1.75	†	2.80

*	Per share data calculated using average shares method.
**
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.00.
#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.30%, 0.35% and 0.35% for the years ended October 31, 2018, 2017 and 2016, respectively.

@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.32%, 0.39% and 0.39% for the years ended October 31, 2018, 2017 and 2016, respectively.

(1)	The Fund commenced operations on October 22, 2014.
(2)	The Fund commenced operations on May 12, 2015.
(3)	The Fund commenced operations on May 27, 2015.
(4)	The Fund commenced operations on April 18, 2016.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2018

1. ORGANIZATION
The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2018, the Trust had ninety-seven portfolios, fifty-seven of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® EAFE ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF, Global X | JPMorgan Efficiente Index ETF, Global X | JPMorgan U.S. Sector Rotator Index ETF, Global X Guru® Index ETF, Global X Scientific Beta U.S. ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, Global X YieldCo Index ETF, and Global X S&P 500® Catholic Values ETF (each a “Fund”, collectively, the “Funds”).  Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X Guru® Index ETF, Global X Scientific Beta U.S. ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, and Global X S&P 500® Catholic Values ETF) has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
is not able or willing to provide a price; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment advisor (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2018, Global X Scientific Beta Asia ex-Japan ETF has one fair valued security valued at $14. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended October 31, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2018. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by BNP Paribas and RBC Capital Markets are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of October 31, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X SuperDividend® ETF
BNP Paribas	$7,491,857	$7,491,857	$-	$-
RBC Capital Markets	26,013,391	26,013,391	-	-
Global X SuperDividend® U.S. ETF
BNP Paribas	1,806,864	1,806,864	-	-
RBC Capital Markets	6,273,834	6,273,834	-	-
Global X SuperDividend® REIT ETF
BNP Paribas	628,209	628,209	-	-
RBC Capital Markets	2,181,283	2,181,283	-	-
Global X SuperIncome™ Preferred ETF
BNP Paribas	189,447	189,447	-	-
RBC Capital Markets	657,801	657,801	-	-
Global X Social Media ETF
BNP Paribas	1,090,564	1,090,564	-	-
RBC Capital Markets	3,786,682	3,786,682	-	-
Global X Guru® Index ETF
BNP Paribas	102,041	102,041	-	-
RBC Capital Markets	354,307	354,307	-	-
(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of December 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from inception forward.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of and during the reporting period ended October 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the reporting period, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (continued)
October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at October 31, 2018	Redemption Fee
Global X SuperDividend® ETF	50,000	$3,000	$953,000	$3,000
Global X SuperDividend® U.S. ETF	50,000	500	1,226,500	500
Global X MSCI SuperDividend® EAFE ETF	50,000	1,000	798,000	1,000
Global X MSCI SuperDividend® Emerging Markets ETF	50,000	3,000	645,500	3,000
Global X SuperDividend® REIT ETF	50,000	500	731,000	500
Global X SuperIncome™ Preferred ETF	50,000	500	574,500	500
Global X Social Media ETF	50,000	300	1,455,000	300
Global X | JPMorgan Efficiente Index ETF	50,000	250	1,267,500	250
Global X | JPMorgan U.S. Sector Rotator Index ETF	50,000	250	1,272,500	250
Global X Guru® Index ETF	50,000	300	1,504,500	300
Global X Scientific Beta U.S. ETF	50,000	1,700	1,543,500	1,700
Global X Scientific Beta Europe ETF	50,000	10,500	1,241,500	10,500
Global X Scientific Beta Japan ETF	50,000	4,500	1,401,500	4,500
Global X Scientific Beta Asia ex-Japan ETF	50,000	6,500	1,161,000	6,500
Global X YieldCo Index ETF	50,000	500	576,000	500
Global X S&P 500® Catholic Values ETF	50,000	1,500	1,679,500	1,500
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%.  Cash overdraft charges are included in custodian fees on the Statement of Operations.

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which MAGI Merger Sub LLC, a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”), merged with and into the Adviser.  Pursuant to the terms of the transaction, Horizons acquired all of the equity interests of the Adviser, and the Adviser became a direct, wholly-owned subsidiary of Horizons and an indirect, wholly-owned subsidiary of Mirae.  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee  structure.  For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the

Notes to Financial Statements (continued)
October 31, 2018

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses supervision and administration fees pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Social Media ETF	0.65%
Global X | JPMorgan Efficiente Index ETF	0.69%
Global X | JPMorgan U.S. Sector Rotator Index ETF	0.69%
Global X Guru® Index ETF	0.75%
Global X Scientific Beta U.S. ETF*	0.19%
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X YieldCo Index ETF	0.65%
Global X S&P 500® Catholic Values ETF**	0.29%

* Pursuant to an expense limitation agreement in existence between the Global X Scientific Beta U.S. ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.19% of the Fund’s average daily net assets per year until March 1, 2019. Pursuant to the expense limitation agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.19% during the year in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. As of October 31, 2018, the amounts of waivers/reimbursements subject to recoupment for Global X Scientific Beta U.S. ETF were $155,018 expiring in 2021, $162,684 expiring 2020, and $50,604 expiring 2019. As of October 31, 2018, there had been no recoupment of previously waived and reimbursed fees.

**Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Catholic Values ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.29% of the Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.29% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of October 31, 2018, the amounts of waivers/reimbursements subject to recoupment for Global X S&P 500® Catholic Values ETF were $43,032 expiring 2021, $88,406 expiring 2020 and $8,298 expiring 2019. As of October 31, 2018, there had been no recoupment of previously waived and reimbursed fees.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with

Notes to Financial Statements (continued)
October 31, 2018

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (concluded)
the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares.
SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the year ended October 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:

	Purchases	Sales and Maturities
Global X SuperDividend® ETF	$585,852,338	$571,240,439
Global X SuperDividend® U.S. ETF	136,773,089	151,205,448
Global X MSCI SuperDividend® EAFE ETF	2,660,252	2,626,083
Global X MSCI SuperDividend® Emerging Markets ETF	12,784,905	11,610,686
Global X SuperDividend® REIT ETF	36,420,737	32,706,685
Global X SuperIncome™ Preferred ETF	219,500,819	219,066,611
Global X Social Media ETF	38,087,843	42,291,614
Global X | JPMorgan Efficiente Index ETF	13,854,580	14,038,339
Global X | JPMorgan U.S. Sector Rotator Index ETF	32,254,482	32,242,839
Global X Guru® Index ETF	65,377,878	65,419,721
Global X Scientific Beta U.S. ETF	53,539,043	53,006,049
Global X Scientific Beta Europe ETF	5,261,959	5,440,585
Global X Scientific Beta Japan ETF	3,969,544	4,162,420
Global X Scientific Beta Asia ex-Japan ETF	2,269,794	1,847,573
Global X YieldCo Index ETF	6,744,515	9,480,446
Global X S&P 500® Catholic Values ETF	7,287,080	6,289,512

Notes to Financial Statements (continued)
October 31, 2018

4. INVESTMENT TRANSACTIONS (concluded)

For the year ended October 31, 2018, there were no purchases and sales of long-term U.S. Government securities.

For the year ended October 31, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain
Global X SuperDividend® ETF	$240,644,166	$221,106,105	$41,303,284
Global X SuperDividend® U.S. ETF	47,271,954	38,963,333	5,097,607
Global X MSCI SuperDividend® EAFE ETF	8,970,943	5,298,977	230,297
Global X MSCI SuperDividend® Emerging Markets ETF	5,355,584	3,580,626	115,219
Global X SuperDividend® REIT ETF	84,884,669	18,794,473	2,340,737
Global X SuperIncome™ Preferred ETF	2,373,774	36,003,463	611,264
Global X Social Media ETF	82,152,619	93,857,420	26,110,123
Global X | JPMorgan Efficiente Index ETF	2,637,814	3,810,432	192,496
Global X | JPMorgan U.S. Sector Rotator Index ETF	-	1,345,801	(3,126)
Global X Guru® Index ETF	1,601,847	2,957,338	344,141
Global X Scientific Beta U.S. ETF	47,719,015	60,833,480	17,260,151
Global X Scientific Beta Europe ETF	2,756,025	12,630,613	2,237,847
Global X Scientific Beta Japan ETF	1,528,075	9,526,117	1,935,130
Global X Scientific Beta Asia ex-Japan ETF	2,158,811	2,432,589	366,756
Global X YieldCo Index ETF	5,352,778	5,718,608	833,279
Global X S&P 500® Catholic Values ETF	39,989,665	14,377,326	4,395,266

For the year or periods ended October 31, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain
Global X SuperDividend® ETF	$163,240,027	$20,590,005	$2,861,114
Global X SuperDividend® U.S. ETF	100,539,399	23,933,355	3,420,825
Global X MSCI SuperDividend® EAFE ETF	2,345,995	872,903	142,869
Global X MSCI SuperDividend® Emerging Markets ETF	4,822,071	813,727	152,182
Global X SuperDividend® REIT ETF	25,401,109	9,432,919	431,276
Global X SuperIncome™ Preferred ETF	40,625,775	23,004,344	557,950
Global X Social Media ETF	67,999,034	74,870,376	13,127,991
Global X | JPMorgan Efficiente Index ETF	-	2,515,599	199,439
Global X | JPMorgan U.S. Sector Rotator Index ETF	-	6,154,295	121,486
Global X Guru® Index ETF	-	15,308,084	1,594,422
Global X Scientific Beta U.S. ETF	64,441,946	11,532,295	3,237,833
Global X Scientific Beta Europe ETF	10,268,569	5,472,878	1,599,139
Global X Scientific Beta Japan ETF	7,186,396	5,950,909	1,488,551
Global X Scientific Beta Asia ex-Japan ETF	1,180,298	-	-
Global X YieldCo Index ETF	13,132,948	945,833	259,096
Global X S&P 500® Catholic Values ETF	80,897,365	23,330,073	3,783,252

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION
The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2018. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2018.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The following differences, primarily attributable to preferred stock interest, foreign currency, redemptions in-kind, REIT adjustments, MLP adjustments, non-deductible excise tax paid, sale of registered investment company (“RIC”) shares, net operating loss, return of capital distribution and sales of passive foreign investment  companies  have   been   reclassified   to/from  the   following   accounts  during  the  fiscal  year  ended  October 31, 2018:

		Distributable Earnings/(Loss)*
Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)
Global X SuperDividend® ETF	$38,611,335	$8,666,406	$(47,277,741)
Global X SuperDividend® U.S. ETF	3,595,886	4,464,565	(8,060,451)
Global X MSCI SuperDividend® EAFE ETF	225,107	4,113	(229,220)
Global X MSCI SuperDividend® Emerging Markets ETF	68,503	32,520	(101,023)
Global X SuperDividend® REIT ETF	389,688	185,999	(575,687)
Global X SuperIncome™ Preferred ETF	(778,302)	2,299,064	(1,520,762)
Global X Social Media ETF	23,865,977	1,676,321	(25,542,298)
Global X | JPMorgan Efficiente Index ETF	192,365	131	(192,496)
Global X | JPMorgan U.S. Sector Rotator Index ETF	(3,126)	–	3,126
Global X Guru® Index ETF	345,546	107,752	(453,298)
Global X Scientific Beta U.S. ETF	17,059,525	31,985	(17,091,510)
Global X Scientific Beta Europe ETF	2,037,566	132,209	(2,169,775)
Global X Scientific Beta Japan ETF	1,782,849	126,584	(1,909,433)
Global X Scientific Beta Asia ex-Japan ETF	331,562	33,176	(364,738)
Global X YieldCo Index ETF	603,355	200,214	(803,569)
Global X S&P 500® Catholic Values ETF	4,378,274	12,980	(4,391,254)

* The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for Registered Investment Companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/Loss, and Unrealized Gain/Loss to one line item “Total Distributable Earnings/(Loss)”.  The table above provides the tax characteristics of distributable earnings/(loss) which are included in Total distributable earnings/loss.

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION (continued)
The tax character of dividends and distributions declared during the years or periods ended October 31, 2018 and October 31, 2017 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X SuperDividend® ETF
2018	$65,545,294	$–	$5,188,066	$70,733,360
2017	50,713,102	–	9,476,648	60,189,750
Global X SuperDividend® U.S. ETF
2018	$22,214,715	$–	$3,376,555	$25,591,270
2017	14,750,888	–	9,099,887	23,850,775
Global X MSCI SuperDividend® EAFE ETF
2018	$295,154	$–	$–	$295,154
2017	58,664	113	–	58,777
Global X MSCI SuperDividend® Emerging Markets ETF
2018	$855,368	$–	$–	$855,368
2017	411,165	–	–	411,165
Global X SuperDividend® REIT ETF
2018	$3,906,264	$–	$–	$3,906,264
2017	1,512,300	–	–	1,512,300
Global X SuperIncome™ Preferred ETF
2018	$14,835,000	$–	$–	$14,835,000
2017	15,532,201	–	716,030	16,248,231
Global X Social Media ETF
2018	$2,573,545	$–	$–	$2,573,545
2017	126,360	–	–	126,360
Global X | JPMorgan Efficiente Index ETF
2018	$136,857	$–	$–	$136,857
2017	198,988	–	–	198,988
Global X | JPMorgan U.S. Sector Rotator Index ETF
2018	$76,175	$–	$–	$76,175
2017	190,176	–	–	190,176
Global X Guru® Index ETF
2018	$302,653	$–	$–	$302,653
2017	122,367	–	–	122,367
Global X Scientific Beta U.S. ETF
2018	$1,913,894	$–	$–	$1,913,894
2017	942,969	–	–	942,969
Global X Scientific Beta Europe ETF
2018	$494,437	$–	$–	$494,437
2017	373,503	–	–	373,503
Global X Scientific Beta Japan ETF
2018	$339,465	$–	$–	$339,465
2017	372,358	–	–	372,358
Global X Scientific Beta Asia ex-Japan ETF
2018	$167,280	$–	$–	$167,280
2017	101,714	–	–	101,714
Global X YieldCo Index ETF
2018	$843,401	$–	$154,396	$997,797
2017	421,625	–	–	421,625
Global X S&P 500® Catholic Values ETF
2018	$1,665,617	$23,055	$–	$1,688,672
2017	330,133	–	–	330,133

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION (continued)

As of October 31, 2018, the components of tax basis distributable earnings (accumulated losses) were as follows:

		Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF
Undistributed Ordinary Income	$–	$–	$78,962
Capital Loss Carryforwards	(142,384,893)	(45,865,528)	(56,663)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(103,832,735)	7,809,091	(769,441)
Other Temporary Differences	(6)	173	(3)
Total Distributable Earnings (Accumulated Losses)	$(246,217,634)	$(38,056,264)	$(747,145)

		Global X Funds
	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF(1)	Global X SuperIncome™ Preferred ETF
Undistributed Ordinary Income	$132,718	$2,473,144	$867,331
Capital Loss Carryforwards	(1,701,356)	(540,343)	(55,925,213)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,789,632)	386,345	(3,891,821)
Other Temporary Differences	–	(1,026,538)	(259,288)
Total Distributable Earnings (Accumulated Losses)	$(3,358,270)	$1,292,608	$(59,208,991)

		Global X Funds
	Global X Social Media ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan U.S. Sector Rotator Index ETF
Undistributed Ordinary Income	$–	$44,914	$31,623
Capital Loss Carryforwards	(26,734,939)	(1,798,492)	(1,510,580)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(12,618,006)	2,258	(225,690)
Other Temporary Differences	(1)	2	1
Total Distributable Earnings (Accumulated Losses)	$(39,352,946)	$(1,751,318)	$(1,704,646)

		Global X Funds
	Global X Guru® Index ETF	Global X Scientific Beta U.S. ETF	Global X Scientific Beta Europe ETF
Undistributed Ordinary Income	$149,598	$1,778,882	$305,544
Capital Loss Carryforwards	(22,646,653)	(1,549,039)	(521,714)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	547,161	1,418,499	(1,029,768)
Other Temporary Differences	(4)	1	(10)
Total Distributable Earnings (Accumulated Losses)	$(21,949,898)	$1,648,343	$(1,245,948)

(1)     The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X YieldCo Index ETF
Undistributed Ordinary Income	$142,935	$150,792	$–
Capital Loss Carryforwards	(199,000)	(384,475)	(851,240)
Unrealized Depreciation on Investments and Foreign Currency	(519,418)	(434,361)	(789,375)
Other Temporary Differences	(9)	1	1
Total Distributable Earnings	$(575,492)	$(668,043)	$(1,640,614)

Global X Funds
Global X S&P 500® Catholic Values ETF
Undistributed Ordinary Income	$2,183,247
Undistributed Long-Term Capital Gain	183,486
Unrealized Appreciation on Investments and Foreign Currency	13,804,808
Other Temporary Differences	2
Total Distributable Earnings	$16,171,543

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X SuperDividend® ETF	$57,556,528	$84,828,365	$142,384,893
Global X SuperDividend® U.S. ETF	38,977,819	6,887,708	45,865,527
Global X MSCI SuperDividend® EAFE ETF	48,572	8,091	56,663
Global X MSCI SuperDividend® Emerging Markets ETF	1,497,093	204,263	1,701,356
Global X SuperIncome™ Preferred ETF	15,443,634	40,481,579	55,925,213
Global X Social Media ETF	10,242,178	16,492,761	26,734,939
Global X | JPMorgan Efficiente Index ETF	1,798,492	-	1,798,492
Global X | JPMorgan U.S. Sector Rotator Index ETF	1,510,580	-	1,510,580
Global X Guru® Index ETF	22,646,653	-	22,646,653
Global X Scientific Beta U.S. ETF	1,246,853	302,186	1,549,039
Global X Scientific Beta Europe ETF	478,045	43,669	521,714
Global X Scientific Beta Japan ETF	199,000	-	199,000
Global X Scientific Beta Asia ex-Japan ETF	324,398	60,077	384,475
Global X YieldCo Index ETF	561,365	289,875	851,240

Notes to Financial Statements (continued)
October 31, 2018

5. TAX INFORMATION (concluded)
During the year ended October 31, 2018, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X SuperDividend® U.S. ETF	$949,653	$4,318,317	$5,267,970
Global X | JPMorgan Efficiente Index ETF	65,729	-	65,729
Global X | JPMorgan U.S. Sector Rotator Index ETF	327,870	-	327,870
Global X Guru® Index ETF	4,994,733	1,891,442	6,886,175
Global X Scientific Beta Japan ETF	65,637	-	65,637
Global X YieldCo Index ETF	-	32,949	32,949

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2018 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® ETF	$1,048,872,226	$27,321,537	$(131,106,749)	$(103,785,212)
Global X SuperDividend® U.S. ETF	413,085,516	29,665,689	(21,856,599)	7,809,090
Global X MSCI SuperDividend® EAFE ETF	5,545,031	42,232	(811,674)	(769,442)
Global X MSCI SuperDividend® Emerging Markets ETF	14,036,060	347,243	(2,136,595)	(1,789,352)
Global X SuperDividend® REIT ETF	125,521,501	2,719,490	(7,456,137)	(4,736,647)
Global X SuperIncome™ Preferred ETF	189,703,354	566,037	(4,457,858)	(3,891,821)
Global X Social Media ETF	147,367,347	11,781,410	(24,399,416)	(12,618,006)
Global X | JPMorgan Efficiente Index ETF	3,800,929	67,731	(65,473)	2,258
Global X | JPMorgan U.S. Sector Rotator Index ETF	4,043,941	63,508	(289,198)	(225,690)
Global X Guru® Index ETF	57,064,579	5,554,544	(5,007,384)	547,160
Global X Scientific Beta U.S. ETF	125,004,241	8,590,867	(7,172,368)	1,418,499
Global X Scientific Beta Europe ETF	10,945,896	287,946	(1,317,713)	(1,029,767)
Global X Scientific Beta Japan ETF	8,916,632	354,666	(874,142)	(519,477)
Global X Scientific Beta Asia ex-Japan ETF	3,909,192	47,650	(482,011)	(434,361)
Global X YieldCo Index ETF	16,318,727	441,150	(1,230,525)	(789,375)
Global X S&P 500® Catholic Values ETF	133,986,749	20,407,301	(6,602,493)	13,804,808

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, MLP adjustments and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.

Notes to Financial Statements (continued)
October 31, 2018

6. CONCENTRATION OF RISKS (concluded)
The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indices).
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the agency agreement requires the lending

Notes to Financial Statements (continued)
October 31, 2018

7. LOANS OF PORTFOLIO SECURITIES (continued)
agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience   delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of October 31, 2018, the value of securities on loan was $34,497,471, $7,896,205, $2,868,705, $902,392, $5,135,240 and $482,471 for the Global X  SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF and Global X Guru® Index ETF, respectively, and the cash collateral received from securities on loan was $35,866,613, $8,650,205, $3,007,498, $906,960, $5,220,982 and $488,510 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF and Global X Guru® Index ETF, respectively.
As of October 31, 2018, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X SuperDividend® ETF
BNP Prime Brokerage	$2,919,612	$3,088,050
Citigroup	4,692,195	4,925,343
Credit Suisse	2,641,600	2,770,973
Deutsche Bank	3,250,728	3,309,930
Goldman Sachs & Co.	1,706,044	1,789,602
JPMorgan	1,061,547	1,113,514
Merrill Lynch Pierce Fenner & Smith	443,071	484,840
Morgan Stanley	6,179,852	6,362,227
Scotia Capital	1,463,895	1,544,770
SG Americas Securties	7,750,540	7,959,700
UBS AG London	2,380,935	2,509,858
UBS Securities LLC	7,452	7,806
Global X SuperDividend® U.S. ETF
Deutsche Bank	221,883	243,860
Goldman Sachs & Co.	900,240	1,036,640
Morgan Stanley	2,647,674	2,994,900
National Financial Services	987,700	1,008,000
SG Americas Securties	2,882,628	3,071,925
UBS Securities LLC	256,080	294,880
Global X SuperDividend® REIT ETF
Citigroup	1,210,593	1,268,175
JPMorgan	1,658,112	1,739,323

Notes to Financial Statements (continued)
October 31, 2018

7. LOANS OF PORTFOLIO SECURITIES (concluded)

	Market Value	Cash Collateral
Global X SuperIncome™ Preferred ETF
Barclays Bank	$61,400	$64,000
Goldman Sachs & Co.	840,992	842,960	(1)
Global X Social Media ETF
Barclays Bank	1,844,190	1,883,250
Goldman Sachs & Co.	706,266	723,240
JPMorgan	1,053,872	1,107,621
Morgan Stanley	1,411,956	1,389,570	(1)
SG Americas Securties	118,956	117,301	(1)
Global X Guru® Index ETF
Credit Suisse	20,977	21,450
Goldman Sachs & Co.	461,494	467,060	(1)
(1)  It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains; otherwise, the amount on the current Statements of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income:
	Net Investment Income	Net Realized Gains	Total
Global X S&P 500® Catholic Values ETF	$325,821	$4,312	$330,133

Notes to Financial Statements (concluded)
October 31, 2018

10. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.
11. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements except as follows:
Subsequent to the October 31, 2018 period end, the Global X E-Commerce ETF commenced operations on November 27, 2018, and the Global X NASDAQ 100® Covered Call ETF and Global S&P 500® Covered Call ETF plans to be launched on December 24, 2018.
Effective November 19, 2018, the Global X YieldCo Index ETF was renamed the Global X YieldCo & Renewable Energy Income ETF, and its underlying index was changed to the Indxx YieldCo & Renewable Energy Income Index.

Report of Independent Registered Public Accounting Firm
October 31, 2018

To the Board of Trustees and Shareholders of each of the sixteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (sixteen of the funds constituting the Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X SuperDividend® ETF (1)	Global X | JPMorgan U.S. Sector Rotator Index ETF (1)
Global X SuperDividend® U.S. ETF (1)	Global X Guru® Index ETF (1)
Global X MSCI SuperDividend® EAFE ETF (2)	Global X Scientific Beta U.S. ETF (1)
Global X MSCI SuperDividend® Emerging Markets ETF (1)	Global X Scientific Beta Europe ETF (1)
Global X SuperDividend® REIT ETF (1)	Global X Scientific Beta Japan ETF (1)
Global X SuperIncome™ Preferred ETF (1)	Global X Scientific Beta Asia ex-Japan ETF (1)
Global X Social Media ETF (1)	Global X YieldCo Index ETF (1)
Global X | JPMorgan Efficiente Index ETF (1)	Global X S&P 500® Catholic Values ETF (3)

(1)  Statements of changes in net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the three years in the period ended October 31, 2018

(2)  Statements of changes in net assets for the year ended October 31, 2018 and the period November 14, 2016 (commencement of operations) through October 31, 2017 and the financial highlights for the year   ended October 31, 2018 and the period November 14, 2016 (commencement of operations) through October 31, 2017

(3)  Statements of changes in net assets for each of the two years in the period ended October 31, 2018 and financial highlights for each of the two years in the period ended October 31, 2018 and the period April 18, 2016 (commencement of operations) through October 31, 2016

The financial statements of the Funds as of and for the year ended October 31, 2015 and the financial highlights for each of the periods ended on or prior to October 31, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2015 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Report of Independent Registered Public Accounting Firm
October 31, 2018

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers: when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from the Funds’ gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the Funds’ average net assets; this percentage is known as the Funds’ expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2018 through October 31, 2018).
The table on the next page illustrates the Funds’ costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$951.70	0.59%	$2.90
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01

Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$1,029.70	0.46%	$2.35
Hypothetical 5% Return	1,000.00	1,022.89	0.46	2.35

Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$898.80	0.56%	$2.68
Hypothetical 5% Return	1,000.00	1,022.38	0.56	2.85

Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$815.30	0.67%	$3.07
Hypothetical 5% Return	1,000.00	1,021.83	0.67	3.41

Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$1,051.50	0.59%	$3.05
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01

Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,005.20	0.58%	$2.93
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

Global X Social Media ETF
Actual Fund Return	$1,000.00	$859.20	0.65%	$3.05
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X | JPMorgan Efficiente Index ETF
Actual Fund Return	$1,000.00	$969.80	0.69%	$3.43
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

Global X | JPMorgan U.S. Sector Rotator Index ETF
Actual Fund Return	$1,000.00	$968.80	0.69%	$3.42
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$1,007.00	0.75%	$3.79
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82

Global X Scientific Beta U.S. ETF
Actual Fund Return	$1,000.00	$997.40	0.19%	$0.96
Hypothetical 5% Return	1,000.00	1,024.25	0.19	0.97

Global X Scientific Beta Europe ETF
Actual Fund Return	$1,000.00	$877.70	0.39%	$1.85
Hypothetical 5% Return	1,000.00	1,023.24	0.39	1.99

Global X Scientific Beta Japan ETF
Actual Fund Return	$1,000.00	$888.10	0.39%	$1.86
Hypothetical 5% Return	1,000.00	1,023.24	0.39	1.99

Global X Scientific Beta Asia ex-Japan ETF
Actual Fund Return	$1,000.00	$899.00	0.39%	$1.87
Hypothetical 5% Return	1,000.00	1,023.24	0.39	1.99

Global X YieldCo Index ETF
Actual Fund Return	$1,000.00	$998.30	0.66%	$3.32
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36

Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$1,030.40	0.29%	$1.48
Hypothetical 5% Return	1,000.00	1,023.74	0.29	1.48

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period), unless otherwise noted.

Approval of Investment Advisory Agreement (unaudited)

On February 12, 2018, Global X Management, LLC (“Global X Management”), investment adviser to each of the series of the Trust included in this annual report (each, a “Fund”), entered into an agreement and plan of merger (the “Acquisition Agreement”) pursuant to which MAGI Merger Sub LLC (“MAGI”), a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”) would be merged with and into Global X Management (the “Transaction”). Because the closing of the Transaction (“Closing”) would result in a change of control of Global X Management under the Investment Company Act of 1940, as amended (the “1940 Act”), that would automatically terminate the investment advisory agreement currently in effect between the Trust, on behalf of each Fund, and Global X Management (“Current Agreement”), the Board of Trustees of the Trust (the “Board”), including a majority of those trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), were asked to consider approval of: (i) a new investment advisory agreement between the Trust, on behalf of each Fund, and Global X Management (“New Advisory Agreement”) and a Supervision and Administration Agreement between Global X Management and the Trust on behalf of each Fund; and (ii) an interim Investment Advisory Agreement (“New Interim Agreement,” together with the New Advisory Agreement, “New Agreements”) and an Interim Supervision and Administration Agreement between Global X Management and the Trust, to become effective should the Closing occur prior to a majority of a Fund’s outstanding voting shares approving the New Advisory Agreements.
At a telephonic meeting on February 16, 2018, the Board, the majority of whose Trustees are independent, received information from Mirae and Global X Management, and met with representatives of each. Following such meeting, the Independent Trustees requested and were provided with detailed materials relating to Mirae (including Horizons), Global X Management and the Transaction, and on February 23, 2018, the Board met at an in-person meeting called for the purpose of considering the New Agreements (the “Board Meeting”). At the Board Meeting, the Trustees discussed and approved the New Agreements between Global X and the Trust, on behalf of each Fund, and determined to recommend that Shareholders approve the New Advisory Agreement. The Independent Trustees met in executive session with their independent legal counsel during the Board Meeting to discuss the proposed Transaction and its possible effects on the Funds. At the Board Meeting, representatives of Mirae and Global X Management responded to questions from the Board, and discussed, among other things, the strategic rationale for the Transaction and Mirae’s general plans and intentions regarding the Funds. The Board, including the Independent Trustees, evaluated the terms of the New Agreements, reviewed the information provided by Mirae and Global X Management in connection with the consideration of approving the New Agreements on behalf of the Funds, and reviewed the duties and responsibilities of the Board in evaluating and approving the New Agreements.
In connection with the Board’s review of the New Agreements, Global X Management and Mirae advised the Board about a variety of matters, including the following:

Approval of Investment Advisory Agreement (unaudited)

•
No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders (“Shareholders”), including investment management and other shareholder services.

•
No material changes are currently contemplated in the operation of the Funds, and the same portfolio manager managing each Fund’s assets was expected to do so after the Transaction. (Ms. Harris subsequently ceased serving as portfolio manager, although her departure was for unrelated reasons and was not contemplated as part of the Transaction.)

•
Each Fund’s portfolio manager(s), as well as all of the other investment advisory personnel of Global X Management who currently assist in the management of the Funds, were expected to keep their current positions after the Transaction.

•
Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing.

•	The reputation, financial strength, and resources of Mirae, and the potential benefits to Shareholders of Mirae becoming the ultimate parent of the investment adviser to the Funds.

•	The long-term business goals of Mirae and Global X Management.

•	There will be no changes to the Funds’ key service providers.

In addition to the information provided by Global X Management and Mirae as described above, the Board also considered, among other factors, the following:

•	Mirae’s experience and success with past acquisitions.

•
The terms and conditions of the New Agreements will be substantially identical to the terms and conditions of the Current Agreement, including the continuation of the all-in fee structure, and that each Fund’s contractual fee rates under the New Agreements will remain the same as in the Current Agreement, with no increase in the overall fees paid by a Fund.

•	The capabilities, resources, and personnel of Horizons necessary for Global X Management to continue to provide the investment management services currently provided to each Fund.

•
The advisory fees paid by each Fund after the Transaction represent reasonable compensation to Global X Management in light of the services to be provided, the costs to Global X Management of providing those services, economies of scale, and the fees and other expenses paid by similar funds.

Approval of Investment Advisory Agreement (unaudited)

•
Global X Management and Horizons have agreed to pay all expenses of the Funds in connection with the proxy solicitation, and that the Funds will bear no costs in obtaining Shareholder approval of the New Advisory Agreement.

In connection with their consideration of the New Agreements, the Trustees noted that, on November 14, 2017, the Board had approved the continuation of the Current Agreement. The Independent Trustees considered that, in connection with the foregoing approvals, the Board had determined that Global X Management had the capabilities, resources and personnel necessary to provide the services to each Fund as required under the Current Agreement, and the advisory fee rates paid by each Fund, taking into account the unitary fees charged to the Funds, represented reasonable compensation to Global X Management in light of the services provided. The Trustees noted that the Board also considered the cost to Global X Management of providing those services, potential economies of scale as each Fund’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as the Board had considered relevant in the exercise of its reasonable business judgment. The Independent Trustees noted Global X Management’s confirmation that there had been no material changes to this information previously considered by the Board.
In considering whether to approve the New Agreements on behalf of the Funds, the Board reviewed the materials provided for the Board Meeting, including: (i) a copy of the New Agreements; (ii) information concerning the financial condition, businesses, operations and compliance programs of Global X Management and Horizons; and (iii) a copy of the current Form ADV for Horizons. In making its decision to approve the New Agreements, the Board, including the Independent Trustees, concluded that the information furnished was sufficiently responsive, and sufficient to allow the Trustees to form a reasonable business judgment for approval of the New Agreements.
During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by Global X Management; (ii) the personnel and operations of Global X Management; (iii) the investment performance of the Funds; (iv) the expected profitability to Global X Management under the New Agreements; (v) any “fall-out” benefits to Global X Management (i.e., the ancillary benefits realized due to Global X Management’s relationship with the Trust); and (vi) possible conflicts of interest. The following are among the primary factors taken into account by the Board in approving the New Agreements.
The Board reviewed the services that Global X Management expects to provide to each Fund. In connection with the advisory services to be provided to each Fund, the Board noted the significant responsibilities of Global X Management as the Funds’ investment adviser, including: implementation of the investment management program of each Fund; management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and oversight of general portfolio compliance with

Approval of Investment Advisory Agreement (unaudited)

relevant law. The Board considered that, for a period of time after the Closing, Global X Management expects its operations would be the same as its current operations. The Board considered that Global X Management’s key personnel who provide services to the Funds are expected to provide those same services after the Transaction. The Board also noted that the Transaction is not expected to result in any change in the structure or operations of the Funds and that the Adviser does not currently anticipate any immediate changes to the Funds’ key service providers. The Board also considered the services Global X Management has provided to each Fund under the Current Agreement and the additional resources anticipated to be made available to the Funds’ portfolio management team following the Closing. The Board reviewed Global X Management’s experience, resources, strengths and its prior performance as investment adviser to the Funds.
Based on its consideration and review of the foregoing information, the Board determined that the Funds would likely benefit from the nature, quality and extent of the services to be provided by Global X Management under the New Agreements, as well as Global X Management’s ability to render such services based on its experience, personnel, operations and resources, including as expected to be augmented following the Closing.
The Board considered the appropriateness of the advisory fees and expense ratios of the Funds under the all-in fee structure under the New Agreements (which is the same fee structure as under the Current Agreement). The Board noted Global X Management’s assumption of the contractual obligation to limit each Fund’s ordinary operating expenses through the all-in fee structure under the New Agreements, which cannot be changed without Shareholder approval. The Board also noted Global X Management’s agreement to further waive its advisory fees and assume certain expenses with respect to certain Funds under new fee waiver agreements.
The Board also noted that Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing. The Board considered the fact that the fee waivers and expense reimbursements under the new fee waiver agreements would be kept in place for a period of two years after the Closing, and that Global X Management did not expect to request that the Board implement the Funds’ Rule 12b-1 plans in the foreseeable future.
The Board discussed with the representatives from Global X Management the expected costs to be incurred by Global X Management in rendering services to the Funds, and the profitability of Global X Management in connection with its service as investment adviser to each Fund, including operational costs but excluding costs related to the Transaction or for marketing. The Board acknowledged Global X Management’s contractual obligation to limit each Fund’s expenses through the all-in fee structure under the New Agreements (which is the same as under the Current Agreement), its willingness to further waive fees with respect to certain Funds under the new fee

Approval of Investment Advisory Agreement (unaudited)

waiver agreements in order to cap the costs paid by the applicable Funds’ Shareholders and the effect of such obligation and commitments, respectively, on Global X Management’s expected profitability. The Board discussed with Global X Management its experience in addressing economies of scale. The Board received information regarding Global X Management’s financial condition and reviewed Global X Management’s financial statements. The Board concluded that the expected profitability of Global X Management was reasonable for the Funds in relation to the performance and asset sizes of the Funds. The Board also considered that the Funds’ expenses were not expected to increase after the Transaction closed.
The Board also considered that Global X Management may experience reputational and other “fall-out” benefits (i.e., benefits to affiliates of Global X Management, including Mirae and/or Horizons following the Transaction) based on the success of the Funds, but that such benefits were not likely to result in an “unfair burden” to the Funds.
The Board considered the investment performance of the Funds, including tracking error and difference, and the ability of the portfolio management team of Global X Management to continue such performance following the Closing. The Board concluded that Global X Management’s experience in managing the Funds, along with Horizon’s desire to retain all of the investment advisory personnel of Global X Management who currently assist in the management of the Funds, demonstrated that Global X Management had the ability to continue to successfully manage the Funds.
No single factor was determinative to the decision of the Board to approve the New Agreements. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the advisory fee rates under the New Agreements were reasonable in relation to the services expected to be provided by Global X Management to each Fund, as well as the expected costs incurred and benefits gained by Global X Management in providing such services. The Board also found the investment advisory fees under the New Agreements and the Current Agreement continued to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. The Board concluded that the Transaction would not result in an increase in advisory fee rates or net expense ratios, and was not expected to result in a decrease in the quality or quantity of services provided to the Funds, or impose an “unfair burden” on the Funds. The Board further concluded that, after the Transaction, Global X Management will have the capabilities, resources, and personnel necessary to provide the investment management services it currently provides to each Fund. As a result, the Board concluded that the approval of the New Agreements between Global X Management and the Trust, on behalf of each Fund, is in the best interests of each Fund.

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.  The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings.  The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated.  A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees
Charles A. Baker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	57[2]	Trustee of OSI ETF Trust (since 2016)
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (consulting firm) (since 2007).	57[2]	None.
Clifford J. Weber 600 Lexington Avenue, 20th Floor New York, NY 10022 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015); and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	57[2]
Lead Independent Trustee of
Clough Funds Trust (since 2015); Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and
Clough Global Opportunities Fund (since 2017).

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2018.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	57[2]	None
Chang Kim 600 Lexington Avenue, 20th Floor New York, NY 10022 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017)	N/A	None
Lisa K. Whittaker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1978)	Secretary (since 7/2018)	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012)	N/A	None
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	None
Eric Kleinschmidt[3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A	None
Dianne Descoteaux[3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018)	Counsel at SEI Investments (2010-present).	N/A	None

[1]	Each Trustee serves until his successor is duly elected or appointed and qualified.

[2]	As of October 31, 2018, the Trust had ninety-seven investment portfolios, fifty-seven of which were operational.

[3]	These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

notice to shareholders (unaudited)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2018, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X SuperDividend® ETF	7.33%	0.00%	92.67%	100.00%	6.92%	40.73%	0.00%	0.02%	0.00%	0.00%
Global X SuperDividend® U.S. ETF	13.19%	0.00%	86.81%	100.00%	45.43%	46.30%	0.00%	2.44%	0.00%	0.00%
Global X MSCI SuperDividend® EAFE ETF	0.00%	0.00%	100.00%	100.00%	0.00%	88.55%	0.00%	0.01%	0.00%	5.47%
Global X MSCI SuperDividend® Emerging Markets ETF	0.00%	0.00%	100.00%	100.00%	0.00%	62.94%	0.00%	0.03%	0.00%	13.03%
Global X SuperDividend® REIT ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF	0.00%	0.00%	100.00%	100.00%	54.48%	66.90%	0.00%	14.28%	0.00%	0.00%
Global X Social Media ETF	0.00%	0.00%	100.00%	100.00%	0.63%	12.43%	0.00%	0.00%	0.00%	0.00%
Global X | JPMorgan Efficiente Index ETF	0.00%	0.00%	100.00%	100.00%	13.99%	44.59%	0.00%	0.03%	0.00%	0.00%
Global X | JPMorgan U.S. Sector Rotator Index ETF	0.00%	0.00%	100.00%	100.00%	2.65%	4.64%	0.00%	0.06%	0.00%	0.00%
Global X Guru® Index ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.17%	0.00%	0.00%
Global X Scientific Beta U.S. ETF	0.00%	0.00%	100.00%	100.00%	95.60%	98.53%	0.00%	0.02%	0.00%	0.00%
Global X Scientific Beta Europe ETF	0.00%	0.00%	100.00%	100.00%	0.34%	87.99%	0.00%	0.00%	0.00%	4.30%
Global X Scientific Beta Japan ETF	0.00%	0.00%	100.00%	100.00%	0.00%	78.50%	0.00%	0.00%	0.00%	3.94%
Global X Scientific Beta Asia ex-Japan ETF	0.00%	0.00%	100.00%	100.00%	0.00%	30.49%	0.00%	0.00%	0.00%	2.25%
Global X YieldCo Index ETF	15.47%	0.00%	84.53%	100.00%	31.40%	77.23%	0.00%	0.68%	0.00%	0.00%
Global X S&P 500® Catholic Values ETF	0.00%	1.37%	98.63%	100.00%	98.60%	99.54%	0.00%	0.01%	100.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

notice to shareholders (unaudited)

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2018, the total amount of foreign source income and foreign tax credit are as follows:

Global X Funds	Foreign Source Income	Foreign Tax Credit Pass through
Global X MSCI SuperDividend® EAFE ETF	$395,213	$17,090
Global X MSCI SuperDividend® Emerging Markets ETF	1,113,792	128,106
Global X Scientific Beta Europe ETF	373,002	22,240
Global X Scientific Beta Japan ETF	183,889	13,922
Global X Scientific Beta Asia ex-Japan ETF	192,932	3,846

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

Shareholder voting results (unaudited)

On May 11, 2018, a special Meeting of Shareholders of the Trust was held to elect the following four nominees to serve as members of the Board. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Charles A. Baker	For	372,438,195	97.28%	68.98%
	Withheld	10,414,231	2.72%	1.93%

Luis Berruga	For	359,303,234	93.85%	66.55%
	Withheld	23,552,191	6.15%	4.36%

Sanjay Ram Bharwani	For	358,443,432	93.62%	66.39%
	Withheld	24,412,956	6.38%	4.48%

Clifford J. Weber	For	372,088,624	97.19%	68.92%
	Withheld	10,759,838	2.81%	1.99%

On May 11, 2018, a special Meeting of Shareholders of the below listed Funds was held to approve a new investment advisory agreement for the Funds. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Scientific Beta U.S. ETF	For	2,415,400	63.80%	61.15%
	Against	22,115	0.58%	0.56%
	Abstain	5,826	0.15%	0.15%
	Broker Non-Vote	1,342,631	35.46%	33.99%
Global X Scientific Beta Asia ex-Japan ETF	For	70,714	75.16%	47.14%
	Against	1,527	1.62%	1.02%
	Abstain	312	0.33%	0.21%
	Broker Non-Vote	21,527	22.88%	14.35%
Global X Scientific Beta Europe ETF	For	186,295	89.04%	46.57%
	Against	4,771	2.28%	1.19%
	Abstain	475	0.23%	0.12%
	Broker Non-Vote	17,691	8.46%	4.42%
Global X S&P 500® Catholic Values ETF	For	1,610,078	70.90%	37.44%
	Against	2,134	0.09%	0.05%
	Abstain	13,636	0.60%	0.32%
	Broker Non-Vote	644,924	28.40%	15.00%

On June 8, 2018, a special Meeting of Shareholders of the below listed Funds was held to approve a new investment advisory agreement for the Funds. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X | JPMorgan Efficiente Index ETF	For	120,912	82.78%	48.36%
	Against	1,064	0.73%	0.43%
	Abstain	1,486	1.02%	0.59%
	Broker Non-Vote	22,606	15.48%	9.04%
Global X MSCI SuperDividend EAFE ETF	For	115,760	79.30%	57.88%
	Against	12,406	8.50%	6.20%
	Abstain	1	0.00%	0.00%

Shareholder voting results (unaudited)

	Broker Non-Vote	17,819	12.21%	8.91%
Global X MSCI SuperDividend Emerging Markets ETF	For	420,790	75.80%	49.50%
	Against	15,851	2.86%	1.86%
	Abstain	3,056	0.55%	0.36%
	Broker Non-Vote	115,461	20.80%	13.58%
Global X MSCI SuperDividend REIT ETF	For	1,913,328	69.24%	44.50%
	Against	36,180	1.31%	0.84%
	Abstain	45,801	1.66%	1.07%
	Broker Non-Vote	767,856	27.79%	17.86%
Global X SuperDividend ETF	For	19,045,938	69.21%	36.70%
	Against	626,663	2.28%	1.21%
	Abstain	570,157	2.07%	1.10%
	Broker Non-Vote	7,275,508	26.44%	14.02%
Global X SuperDividend U.S. ETF	For	7,956,409	68.25%	48.51%
	Against	229,055	1.96%	1.40%
	Abstain	247,703	2.13%	1.51%
	Broker Non-Vote	3,223,985	27.66%	19.66%
Global X Social Media ETF	For	2,441,949	67.97%	44.00%
	Against	46,975	1.31%	0.85%
	Abstain	58,702	1.63%	1.06%
	Broker Non-Vote	1,044,930	29.09%	18.83%
Global X SuperIncome Preferred ETF	For	8,174,804	67.44%	46.85%
	Against	536,386	4.43%	3.07%
	Abstain	227,383	1.88%	1.30%
	Broker Non-Vote	3,182,688	26.26%	18.24%

On June 22, 2018, a special Meeting of Shareholders of the below listed Funds was held to approve a new investment advisory agreement for the Funds. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X | JPMorgan U.S. Sector Rotator Index ETF	For	75,053	68.72%	37.53%
	Against	911	0.83%	0.46%
	Abstain	434	0.40%	0.22%
	Broker Non-Vote	32,825	30.05%	16.41%
Global X YieldCo Index ETF	For	633,921	69.51%	35.22%
	Against	25,265	2.77%	1.40%
	Abstain	159,694	17.51%	8.87%
	Broker Non-Vote	93,113	10.21%	5.17%

Shareholder voting results (unaudited)

On July 27, 2018, a special Meeting of Shareholders of the below listed Funds was held to approve a new investment advisory agreement for the Funds. Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Scientific Beta Japan ETF	For	97,115	76.09%	38.85%
	Against	2,305	1.81%	0.92%
	Abstain	9,383	7.35%	3.75%
	Broker Non-Vote	18,836	14.76%	7.53%
Global X Guru® Index ETF	For	665,780	68.00%	35.04%
	Against	7,275	0.74%	0.38%
	Abstain	9,488	0.97%	0.50%
	Broker Non-Vote	296,485	30.28%	15.60%

Notes

Notes

600 Lexington Avenue, 20th Floor
New York, NY 10022
1-888-GXFund-1
(1-888-493-8631)
www.globalxfunds.com

Investment Adviser and Administrator:
Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 2006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-003-0800

Item 2.   Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.   Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial expert is Charles A. Baker and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP in 2018 and 2017 related to the registrant.

In 2018 and 2017, Pricewaterhouse Coopers LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$648,680	$0	$0	$570,650	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$196,920	$0	$0	$182,990	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1)   Not applicable.

(e)(2)   Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Pricewaterhouse Coopers LLP in 2018 and 2017:

	2018	2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)   Not applicable.

(g)   The aggregate non-audit fees and services billed by Pricewaterhouse Coopers LLP in 2018 and 2017 for the last two fiscal years were $0 and $0, respectively.

(h)   During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.   Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Charles A. Baker, Sanjay Ram Bharwani and Clifford J. Weber.

Item 6.   Schedule of Investments.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: January 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: January 3, 2019

By (Signature and Title)*	/s/ Chang Kim
Chang Kim
Chief Financial Officer

Date: January 3, 2019

*	Print the name and title of each signing officer under his or her signature.